OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2014
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders ¡ February 28, 2013

Cash Management Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
37	Financial Statements
42	Notes to Financial Statements
54	Financial Highlights
55	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/28/13
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	35 days	64 days	$638.9 million
STIC Prime	10 - 23 days	13 days	14 days	464.1 million
Treasury	27 - 50 days	50 days	50 days	5.7 billion
Government & Agency	28 - 49 days	41 days	66 days	722.4 million
Government TaxAdvantage	24 - 48 days	48 days	58 days	31.8 million
Tax-Free Cash Reserve	17 - 29 days	21 days	21 days	83.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

    You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

The period covered by this report continued to be characterized by accommodative central bank monetary policy. In September 2012, the US Federal Reserve (the Fed) announced a third round of quantitative easing which included open-ended purchases of $40 billion in mortgage-backed securities per month.[1] And to replace Operation Twist, which was set to expire at the end of December 2012, the Fed announced that it would begin purchasing $45 billion in Treasuries per month.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

    At the end of December 2012, the Federal Deposit Insurance Corporation’s unlimited deposit insurance facility expired, meaning that deposits would no longer be insured above $250,000.[2] Earlier concerns that investors would move their uninsured cash balances from bank accounts into short-term instruments, driving rates lower, did not materialize. While money market funds experienced some inflows when unlimited deposit insurance expired, it appeared that the uncertainty of the fiscal cliff was responsible for driving investors to seek out the safety and stability of money market funds at year end.

Overall, moderate economic growth and low inflation in 2012 created a supportive environment for fixed income credit. The Fed has indicated its intention to maintain its accommodative policies until the unemployment rate falls below 6.5% or until inflation exceeds 2%, so it may keep its target policy rate low through 2015.1

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	US Federal Reserve
2	Federal Deposit Insurance Corporation

3                Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.30%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.00%
Atlantis One Funding Corp.(b)(c)	0.18%	03/08/13	$80,000	$79,997,200
Atlantis One Funding Corp.(b)(c)	0.21%	03/18/13	200,000	199,980,166
Atlantis One Funding Corp.(b)(c)	0.42%	03/18/13	75,000	74,985,125
Atlantis One Funding Corp.(b)(c)	0.46%	03/06/13	250,000	249,984,028
				604,946,519

Asset-Backed Securities–Consumer Receivables–3.71%
Barton Capital LLC(c)	0.35%	03/06/13	41,600	41,598,007
Old Line Funding, LLC(c)	0.21%	05/15/13	100,000	99,956,250
Old Line Funding, LLC(c)	0.22%	06/03/13	50,000	49,971,278
Old Line Funding, LLC(c)	0.32%	04/10/13	50,000	49,982,222
Old Line Funding, LLC(c)	0.32%	04/15/13	150,000	149,940,000
Salisbury Receivables Co., LLC(c)	0.20%	03/11/13	51,600	51,597,133
Salisbury Receivables Co., LLC(c)	0.22%	04/10/13	130,000	129,968,222
Thunder Bay Funding, LLC(c)	0.21%	06/05/13	50,000	49,972,000
Thunder Bay Funding, LLC(c)	0.22%	04/15/13	75,000	74,979,375
Thunder Bay Funding, LLC(c)	0.32%	04/15/13	50,000	49,980,000
				747,944,487

Asset-Backed Securities–Diversified Banks–2.35%
Collateralized Commercial Paper Co., LLC	0.38%	07/31/13	118,600	118,409,713
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	60,600	60,502,131
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,373,400
Collateralized Commercial Paper II Co., LLC(c)	0.35%	08/26/13	88,000	87,847,711
				474,132,955

Asset-Backed Securities–Fully Supported–1.19%
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.30%	07/16/13	25,000	24,971,458
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.33%	05/15/13	35,000	34,975,938
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.41%	04/04/13	179,700	179,630,416
				239,577,812

Asset-Backed Securities–Fully Supported Bank–6.96%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.18%	03/21/13	100,000	99,990,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.22%	03/19/13	50,022	50,016,498
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	132,000	131,974,187
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/08/13	138,000	137,967,953
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.23%	03/18/13	75,000	74,991,854
Concord Minutemen Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/05/13	200,000	199,993,111
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/07/13	100,000	99,994,833
Fairway Finance Co., LLC (CEP-Bank of Montreal)(b)(c)	0.20%	04/10/13	30,000	29,993,333
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/28/13	100,000	99,985,000
Legacy Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	145,000	144,982,519
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	0.22%	03/12/13	97,000	96,993,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.23%	03/18/13	$36,000	$35,996,090
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.19%	03/20/13	50,195	50,189,967
				1,403,064,950

Asset-Backed Securities–Multi-Purpose–1.96%
Jupiter Securitization Co. LLC(c)	0.27%	08/27/13	50,000	49,932,875
Jupiter Securitization Co. LLC(c)	0.23%	06/07/13	50,000	49,968,695
Mont Blanc Capital Corp.(b)(c)	0.29%	06/03/13	50,000	49,962,139
Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	04/08/13	66,300	66,287,403
Nieuw Amsterdam Receivables Corp.(b)(c)	0.25%	05/07/13	100,000	99,953,472
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	35,000	34,996,675
Regency Markets No. 1, LLC(b)(c)	0.18%	03/27/13	44,268	44,262,245
				395,363,504

Asset-Backed Securities–Securities–0.16%
Scaldis Capital Ltd./LLC(b)(c)	0.18%	03/13/13	33,000	32,998,020

Asset-Backed Securities–Trade Receivables–0.61%
Market Street Funding LLC(c)	0.19%	05/10/13	66,618	66,593,389
Market Street Funding LLC(c)	0.22%	03/12/13	57,000	56,996,168
				123,589,557

Consumer Finance–0.35%
Toyota Motor Credit Corp.(b)	0.23%	07/05/13	70,000	69,943,650

Diversified Banks–15.24%
Bank of China(b)	0.21%	05/22/13	120,000	119,942,600
Bank of Montreal(b)	0.30%	07/01/13	200,000	199,800,056
Bank of Nova Scotia(b)	0.24%	04/04/13	100,000	99,977,806
Bank of Nova Scotia(b)	0.24%	04/02/13	125,000	124,973,333
Barclays Collateralized Funding Note(b)(c)	0.50%	04/23/13	183,000	183,000,000
BNP Paribas Finance Inc.(b)	0.12%	03/01/13	3,100	3,100,000
Caisse de Depots et Consignations(b)(c)	0.25%	04/15/13	75,000	74,976,562
ING (US) Funding LLC(b)	0.28%	05/13/13	30,000	29,982,967
ING (US) Funding LLC(b)	0.29%	05/22/13	75,000	74,951,312
ING (US) Funding LLC(b)	0.29%	05/01/13	59,690	59,660,669
ING (US) Funding LLC(b)	0.30%	05/01/13	100,000	99,950,014
ING (US) Funding LLC(b)	0.30%	05/02/13	50,000	49,974,597
Mizuho Funding, LLC(b)(c)	0.19%	03/08/13	100,000	99,996,306
National Australia Funding Delaware Inc.(b)(c)	0.20%	04/02/13	100,000	99,982,667
Oversea-Chinese Banking Corp. Ltd.(b)	0.18%	04/08/13	21,000	20,996,010
Oversea-Chinese Banking Corp. Ltd.(b)	0.19%	05/03/13	100,000	99,966,750
Rabobank USA Financial Corp.(b)	0.28%	07/08/13	100,000	99,899,667
Rabobank USA Financial Corp.(b)	0.40%	03/21/13	200,000	199,955,555
Societe Generale North America, Inc.(b)	0.25%	04/01/13	100,000	99,978,472
Societe Generale North America, Inc.(b)	0.29%	04/02/13	225,000	224,942,000
Societe Generale North America, Inc.(b)	0.30%	03/04/13	175,000	174,995,698
Societe Generale North America, Inc.(b)	0.31%	03/04/13	350,000	349,991,104
Standard Chartered Bank(b)(c)	0.25%	04/09/13	260,000	259,929,583
Standard Chartered Bank(b)(c)	0.26%	03/01/13	100,000	100,000,000
Standard Chartered Bank(b)(c)	0.27%	06/05/13	121,000	120,912,880
				3,071,836,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–1.12%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.50%	02/11/14	$25,000	$24,879,514
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/06/13	50,000	49,929,944
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/07/13	50,000	49,929,222
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	11/05/13	50,000	49,820,167
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,991,111
				224,549,958

Pharmaceuticals–0.01%
Pfizer Inc.(c)	0.60%	03/01/13	1,000	1,000,000

Regional Banks–7.15%
Banque et Caisse d’Epargne de I’Etat(b)	0.23%	04/09/13	75,000	74,981,312
Banque et Caisse d’Epargne de I’Etat(b)	0.27%	03/01/13	70,000	70,000,000
HSBC USA Inc.(b)	0.24%	03/27/13	100,000	99,982,667
HSBC USA Inc.(b)	0.26%	03/28/13	75,000	74,985,375
HSBC USA Inc.(b)	0.30%	04/01/13	90,000	89,976,750
HSBC USA Inc.(b)	0.30%	04/05/13	50,000	49,985,417
HSBC USA Inc.(b)	0.30%	07/08/13	100,000	99,892,500
HSBC USA Inc.(b)	0.31%	07/12/13	19,000	18,978,240
HSBC USA Inc.(b)	0.32%	05/10/13	80,000	79,950,222
Macquarie Bank Ltd.(b)(c)	0.23%	05/29/13	50,000	49,971,569
Macquarie Bank Ltd.(b)(c)	0.23%	05/21/13	49,000	48,974,643
Mitsubishi UFJ Trust & Banking Corp.(b)	0.17%	03/01/13	78,000	78,000,000
Nationwide Building Society(b)(c)	0.30%	06/21/13	75,000	74,930,000
Nationwide Building Society(b)(c)	0.33%	07/15/13	50,000	49,937,667
Nordea North America Inc.(b)	0.23%	05/30/13	200,000	199,887,500
Nordea North America Inc.(b)	0.24%	05/22/13	100,000	99,946,472
Nordea North America Inc.(b)	0.24%	05/24/13	38,000	37,979,163
Svenska Handelsbanken, Inc.(b)(c)	0.21%	05/06/13	138,000	137,946,870
Swedbank A.B.(b)	0.14%	03/13/13	5,000	4,999,775
				1,441,306,142

Soft Drinks–2.00%
Coca-Cola Co.(c)	0.19%	07/02/13	100,000	99,935,083
Coca-Cola Co.(c)	0.21%	05/06/13	50,000	49,980,750
Coca-Cola Co.(c)	0.22%	05/06/13	67,500	67,472,775
Coca-Cola Co.(c)	0.24%	04/04/13	185,950	185,907,852
				403,296,460

Specialized Finance–1.49%
Kreditanstalt fur Wiederaufbau(b)(c)	0.20%	04/09/13	100,000	99,978,333
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/01/13	100,000	99,981,056
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/02/13	100,000	99,980,444
				299,939,833
Total Commercial Paper (Cost $9,533,490,455)				9,533,490,455

Certificates of Deposit–16.19%
Bank of Montreal(b)(d)	0.37%	03/12/14	200,000	200,000,000
Bank of Nova Scotia(b)	0.24%	04/03/13	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.30%	08/06/13	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.36%	03/28/14	120,100	120,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(b)(d)	0.37%	03/11/14	$100,000	$100,000,000
Barclays Bank PLC(b)(d)	0.35%	06/17/13	450,000	450,000,000
Citibank, N.A.	0.19%	03/18/13	209,000	209,000,000
Landesbank Hessen-Thurin(b)	0.33%	05/08/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(b)	0.19%	03/12/13	100,000	100,000,000
Nationwide Building Society (United Kingdom)(b)	0.28%	03/13/13	175,000	174,983,682
Norinchukin Bank (The)(b)	0.20%	03/07/13	300,000	300,000,000
Norinchukin Bank (The)(b)	0.20%	04/04/13	80,000	80,000,000
Rabobank Nederland(b)	0.26%	09/03/13	60,000	60,000,000
Rabobank Nederland(b)	0.40%	04/02/13	155,000	155,000,000
Royal Bank of Canada(b)(d)	0.36%	03/04/14	300,000	300,000,000
Svenska Handelsbanken A.B.(b)	0.22%	04/17/13	150,000	150,000,977
Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.16%	03/01/13	52,588	52,588,408
Toronto-Dominion Bank(b)	0.22%	08/13/13	60,600	60,600,000
Toronto-Dominion Bank(b)	0.23%	08/07/13	150,000	150,000,000
Toronto-Dominion Bank(b)	0.27%	05/20/13	115,000	115,000,000
Toronto-Dominion Bank(b)	0.32%	03/15/13	75,000	75,000,582
Total Certificates of Deposit (Cost $3,262,273,649)				3,262,273,649

Variable Rate Demand Notes–10.30%(e)
Credit Enhanced–10.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	06/01/29	850	850,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	10/01/33	7,465	7,465,000
Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	12/01/33	22,660	22,660,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.)(f)	0.12%	12/01/23	1,990	1,990,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago)(f)	0.11%	12/01/36	6,670	6,670,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.13%	02/01/31	8,535	8,535,000
Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(f)	0.17%	11/01/37	1,940	1,940,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/39	24,700	24,700,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/35	6,260	6,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	$1,850	$1,850,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	07/01/41	46,300	46,300,000
California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC)(b)(f)	0.08%	05/01/40	30,000	30,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	07/01/38	945	945,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.)(f)	0.09%	09/01/33	26,525	26,525,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,010	2,010,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/33	3,175	3,175,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/37	16,675	16,675,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/33	24,775	24,775,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	11/01/38	3,410	3,410,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/15	3,385	3,385,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.11%	03/01/34	8,400	8,400,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/39	6,865	6,865,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/30	28,080	28,080,000
Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(f)	0.16%	06/01/43	6,000	6,000,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.10%	06/15/25	7,040	7,040,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	09/01/36	3,645	3,645,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/36	9,800	9,800,000
Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/26	15,500	15,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	0.17%	11/01/30	1,765	1,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	$8,500	$8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.)(c)(f)	0.09%	07/01/24	12,260	12,260,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.11%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.13%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/01/24	1,000	1,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	03/01/30	39,800	39,800,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	12/01/34	7,010	7,010,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	13,385	13,385,000
Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	02/01/35	2,385	2,385,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.10%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/31	3,880	3,879,954
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.12%	07/01/33	12,740	12,740,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/21	15,500	15,500,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/23	4,965	4,965,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(b)(f)	0.12%	01/01/18	5,345	5,345,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/19	12,035	12,035,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/27	10,000	10,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	11/01/25	4,600	4,600,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	06/01/24	25,000	25,000,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.)(f)	0.12%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.)(c)(f)	0.13%	10/01/17	2,200	2,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.)(f)	0.13%	09/01/24	1,100	1,100,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/35	5,060	5,060,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/29	$3,100	$3,100,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(f)	0.20%	06/01/17	1,129	1,129,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/39	7,500	7,500,000
Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/32	17,600	17,600,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/15	450	450,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(f)	0.41%	11/01/24	100	100,000
Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.)(f)	0.10%	01/01/26	4,600	4,600,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	08/15/25	7,237	7,237,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(f)	0.12%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.)(f)	0.11%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.16%	05/01/42	2,570	2,570,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.12%	08/01/21	13,790	13,790,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.)(f)	0.11%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,360	18,360,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	11/01/37	5,700	5,700,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,970	3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	03/01/31	3,200	3,200,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/33	7,000	7,000,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.)(c)(f)	0.16%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	03/01/38	15,575	15,575,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.)(f)	0.12%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.)(f)	0.13%	11/01/14	3,400	3,400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	4,125	4,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.10%	04/15/30	$8,120	$8,120,000
Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	01/01/32	6,625	6,625,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,000	2,000,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,700	2,700,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/28	1,995	1,995,000
Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/46	26,400	26,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	0.19%	03/01/39	6,210	6,210,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	12/01/26	5,575	5,575,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/38	14,341	14,341,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	10/15/42	20,885	20,885,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.15%	11/15/39	8,000	8,000,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	01/01/25	1,920	1,920,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.)(b)(f)	0.11%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	4,300	4,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/01/33	13,400	13,400,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.)(b)(c)(f)	0.11%	05/01/41	2,800	2,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.11%	08/15/31	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(b)(f)	0.13%	07/01/38	$14,815	$14,815,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/36	7,575	7,574,652
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	425	424,804
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	07/01/38	3,650	3,650,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.)(b)(f)	0.11%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(f)	0.10%	12/01/29	20,410	20,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	04/01/32	14,200	14,200,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/36	1,925	1,925,000
North Carolina (State of) Capital Facilities Finance Agency (Saint Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.13%	09/01/27	4,405	4,405,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/27	3,120	3,120,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/29	2,160	2,160,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/17	6,820	6,820,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/28	900	900,000
Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	09/01/34	27,820	27,820,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	11/01/35	2,045	2,045,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	12/01/27	8,485	8,485,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.25%	12/01/27	1,760	1,760,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago)(f)	0.12%	09/01/36	3,770	3,770,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	7,400	7,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal)(b)(f)	0.10%	07/01/40	$18,500	$18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(f)	0.11%	07/01/32	4,135	4,135,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.)(f)	0.14%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.)(f)	0.17%	08/01/35	1,200	1,200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.)(c)(f)	0.13%	05/01/20	2,450	2,450,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(b)(f)	0.11%	12/01/38	53,175	53,175,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.)(f)	0.09%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.10%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.14%	09/01/32	4,575	4,575,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/01/27	1,625	1,625,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	0.25%	07/01/40	2,365	2,365,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	10/01/33	7,675	7,675,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	11/01/25	5,300	5,300,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/26	4,385	4,385,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.)(f)	0.10%	05/01/19	1,880	1,880,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.11%	11/15/35	7,565	7,564,954
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	11/01/32	33,235	33,235,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	03/01/28	4,802	4,802,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	5,600	5,600,000
St. James (Parish of), Lousiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/38	9,700	9,700,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.)(c)(f)	0.25%	10/01/21	6,120	6,120,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/15/43	11,720	11,720,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	$4,970	$4,970,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.)(f)	0.10%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.12%	07/01/41	12,525	12,525,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.13%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/15/22	4,625	4,625,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(c)(f)	0.20%	07/01/26	1,610	1,610,000
Utah (State of) Associated Municipal Power Systems (Horse Butle Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal)(b)(f)	0.11%	09/01/32	9,000	9,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	12/01/31	3,985	3,985,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	09/01/38	15,700	15,700,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	750	750,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.10%	07/01/39	10,480	10,480,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/18	10,000	10,000,000
Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.12%	10/01/30	18,840	18,840,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.13%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.11%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.14%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.14%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.13%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(f)	0.10%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.13%	05/01/28	3,795	3,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/43	$15,000	$15,000,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	2,780	2,780,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/38	3,715	3,715,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/15/34	44,100	44,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,800	9,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	06/01/39	9,190	9,190,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.21%	06/01/25	1,740	1,740,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC-Bank of Montreal)(b)(f)	0.10%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/36	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	12/01/33	26,000	26,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.13%	08/01/30	5,700	5,700,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	05/01/30	500	500,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.)(f)	0.20%	05/01/33	800	800,000
Total Variable Rate Demand Notes (Cost $2,074,718,364)				2,074,718,364

Other Bonds & Notes–5.98%
American Honda Finance Corp., Unsec. Notes(b)(c)(d)	0.33%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Global Notes	2.10%	01/07/14	5,000	5,067,454
JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.37%	06/07/13	200,000	200,000,000
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	02/28/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(b)(d)	0.75%	11/01/13	75,000	75,242,664
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(d)	0.34%	03/18/14	200,000	200,000,000
Unsec. Medium-Term Notes(d)	0.36%	03/20/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.39%	03/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,205,310,118)				1,205,310,118
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.77% (Cost $16,075,792,586)				16,075,792,586

			Repurchase Amount
Repurchase Agreements–20.78%(g)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	400,001,778	400,000,000
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(h)	0.15%	05/02/13	150,054,375	150,000,000
Bank of Montreal, Term agreement dated 01/07/13, maturing value $200,060,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,062,822; 2.35%-6.00%, 12/01/22-11/20/42)(h)	0.18%	03/08/13	200,060,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Joint term agreement dated 01/07/13, aggregate maturing value $300,066,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 2.17%-5.00%, 09/01/26-11/01/42)(h)	0.17%	04/08/13	$225,049,937	$225,000,000
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations valued at $52,500,000; 1.36%-6.88%, 04/14/14-05/15/35)(b)(i)	0.26%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.39%-5.73%, 12/01/18-09/01/44)	0.18%	03/01/13	500,002,500	500,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Mortgage-Backed securities & other instruments valued at $333,900,049; 0%-16.77%, 09/25/17-12/25/59)(b)(i)	0.41%	—	—	318,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	208,161,056	208,160,015
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $306,772,643 (collateralized by Mortgage-backed securities & other instruments valued at $334,706,528; 0%-9.38%, 02/15/22-08/15/56)	0.61%	04/04/13	306,772,643	305,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value $368,349,191 (collateralized by Mortgage-backed securities & other instruments valued at $404,747,974; 0%-7.00%, 03/25/16-12/12/49)(h)	0.56%	04/29/13	368,349,191	368,000,000
RBC Capital Markets Corp., Joint term agreement dated 01/11/13, aggregate maturing value $400,093,333 (collateralized by U.S. Government sponsored agency obligations valued at $409,105,293; 2.26%-4.50%, 06/01/36-02/01/43)(h)	0.14%	03/12/13	300,070,000	300,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value $250,052,500 (collateralized by Corporate obligations valued at $262,500,001; 0%-11.00%, 03/31/13-12/31/99)(b)(h)	0.27%	03/27/13	250,052,500	250,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	392,001,960	392,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.25%-4.25%, 11/15/14-02/15/23)	0.17%	03/01/13	100,000,472	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	325,001,444	325,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 1.56%-6.50%, 12/01/19-03/01/43)	0.18%	03/01/13	97,356,825	97,356,338
Total Repurchase Agreements (Cost $4,188,516,353)				4,188,516,353
TOTAL INVESTMENTS(j)(k)–100.55% (Cost $20,264,308,939)				20,264,308,939
OTHER ASSETS LESS LIABILITIES–(0.55)%				(110,811,721)
NET ASSETS–100.00%				$20,153,497,218

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.3%; Canada: 12.2%; Netherlands: 8.2%; Japan: 5.6%; France: 5.2%; other countries less than 5% each: 12.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $6,398,946,558, which represented 31.75% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
JPMorgan Chase Bank, N.A.	5.0%

Portfolio Composition by Maturity

In days, as of 2/28/13

1–7	39.3%
8–30	11.4
31–60	20.2
61–90	8.3
91–180	10.6
181+	10.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–52.96%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.58%
Atlantis One Funding Corp.(b)(c)	0.20%	03/01/13	$147,000	$147,000,000

Asset-Backed Securities–Fully Supported Bank–16.94%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.16%	03/01/13	100,000	100,000,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.19%	03/01/13	50,000	50,000,000
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	20,000	19,996,089
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/16/13	92,000	91,974,138
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.19%	03/13/13	38,000	37,997,593
Gemini Securitization Corp., LLC (CEP-Deutsche Bank AG)(b)(c)	0.24%	03/15/13	25,000	24,997,667
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/11/13	100,000	99,977,222
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	20,000	19,997,589
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.22%	03/25/13	20,000	19,997,067
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/19/13	50,000	49,986,389
Working Capital Management LP (CEP-Mizuho Corporate Bank, Ltd.)(b)(c)	0.24%	03/05/13	29,200	29,199,221
				544,122,975

Asset-Backed Securities–Multi-Purpose–9.81%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.16%	03/06/13	65,000	64,998,556
Nieuw Amsterdam Receivables Corp.(b)(c)	0.17%	04/02/13	50,000	49,992,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/04/13	50,000	49,999,208
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	150,000	149,985,750
				314,975,958

Diversified Banks–17.65%
Caisse de Depots et Consignations(b)(c)	0.19%	03/04/13	20,000	19,999,683
Caisse de Depots et Consignations(b)(c)	0.19%	03/05/13	100,000	99,997,889
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/08/13	100,000	99,996,500
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/11/13	47,000	46,997,650
Societe Generale North America, Inc.(c)	0.25%	04/12/13	150,000	149,957,125
Sumitomo Mitsui Banking Corp.(b)(c)	0.19%	03/04/13	150,000	149,997,625
				566,946,472

Diversified Capital Markets–2.07%
Deutsche Bank Financial LLC(c)	0.20%	04/09/13	66,500	66,485,592

Regional Banks–1.91%
ANZ National (Int’l) Ltd.(b)(c)	0.15%	03/13/13	19,500	19,499,025
Commonwealth Bank of Australia(b)(c)	0.16%	03/15/13	41,816	41,813,398
				61,312,423
Total Commercial Paper (Cost $1,700,843,420)				1,700,843,420

Certificates of Deposit–14.54%
Bank of Montreal(c)	0.18%	03/11/13	130,000	130,000,000
Citibank, N.A.	0.19%	03/18/13	30,000	30,000,000
Mizuho Corporate Bank, Ltd.(c)	0.21%	03/01/13	120,000	120,000,000
Norinchukin Bank (The)(c)	0.17%	03/06/13	62,000	62,000,000
Norinchukin Bank (The)(c)	0.20%	04/05/13	55,000	55,000,000
Swedbank AB(c)	0.18%	03/14/13	70,000	70,000,000
Total Certificates of Deposit (Cost $467,000,000)				467,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–12.30%(d)
Credit Enhanced–12.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(e)	0.20%	06/01/29	$2,500	$2,500,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.)(b)(e)	0.13%	10/01/25	3,490	3,490,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(e)	0.12%	11/01/40	6,700	6,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.09%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(e)	0.11%	03/01/34	2,000	2,000,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	31,500	31,500,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(e)	0.11%	12/01/28	5,655	5,655,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(e)	0.12%	01/01/18	7,370	7,370,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(e)	0.11%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	08/01/28	12,175	12,175,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	08/15/25	3,000	3,000,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.10%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(e)	0.09%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/30	19,670	19,670,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/38	17,985	17,985,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/35	5,590	5,590,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(c)(e)	0.13%	07/01/38	13,055	13,055,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	3,695	3,695,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/18	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.)(e)	0.10%	04/01/32	$5,600	$5,600,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(e)	0.11%	04/01/32	2,345	2,345,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.13%	09/01/27	2,935	2,935,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/23	5,970	5,970,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.)(e)	0.13%	05/01/34	3,000	3,000,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(c)(e)	0.11%	12/01/38	20,750	20,750,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce)(c)(e)	0.11%	03/01/36	11,000	11,000,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	11/01/25	3,100	3,100,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/33	17,855	17,855,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	06/01/30	11,100	11,100,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/35	5,680	5,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	7,000	7,000,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	03/01/36	5,900	5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	05/01/30	2,500	2,500,000
Total Variable Rate Demand Notes (Cost $395,130,000)				395,130,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.80% (Cost $2,562,973,420)				2,562,973,420

			Repurchase Amount

Repurchase Agreements–20.20%(f)
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value of $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(g)	0.15%	05/02/13	25,009,062	25,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Asset-backed securities valued at $52,500,571; 0.54%-0.91%, 04/12/39-09/07/41)(c)(h)	0.41%	—	—	50,000,000
HSBC Securities (USA) Inc., Joint agreement dated 02/28/13, aggregate maturing value of $600,003,167 (collateralized by U.S. Government sponsored agency obligations valued at $612,003,894; 2.50%-6.50%, 04/01/17-03/01/43)	0.19%	03/01/13	150,000,792	150,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $45,261,538 (collateralized by Asset-backed securities & other instruments valued at $48,763,229; 0%-13.63%, 03/31/16-04/15/47)	0.61%	04/04/13	45,261,538	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value of $55,052,189 (collateralized by Asset-backed securities & other instruments valued at $60,184,305; 0%-8.50%, 10/08/14-04/15/47)(g)	0.56%	04/29/13	55,052,189	55,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.50%-3.50%, 05/01/42-01/01/43)	0.17%	03/01/13	$23,586,611	$23,586,500
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 3.50%-4.00%, 01/01/42-05/01/42)	0.18%	03/01/13	150,000,750	150,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value of $100,004,472 (collateralized by Municipal obligations & other instruments valued at $105,000,001; 0%-6.35%, 07/29/13-07/01/57)(c)(g)	0.23%	03/06/13	100,004,472	100,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	50,000,250	50,000,000
Total Repurchase Agreements (Cost $648,586,500)				648,586,500
TOTAL INVESTMENTS(i)(j)–100.00% (Cost $3,211,559,920)				3,211,559,920
OTHER ASSETS LESS LIABILITIES–0.00%				67,021
NET ASSETS–100.00%				$3,211,626,941

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing

PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $1,340,896,553, which represented 41.75% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 17.6%; United Kingdom: 11.2%; Netherlands: 9.7%; France: 9.0%; Canada: 7.5%; other countries less than 5% each: 17.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Entity	Percentage
Lloyds TSB Bank PLC	5.1%

Portfolio Composition by Maturity

In days, as of 2/28/13

1-7	57.4%
8-30	21.5
31-60	21.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–49.68%
U.S. Treasury Bills–42.41%(a)
U.S. Treasury Bills	0.07%	04/04/13	$150,000	$149,990,083
U.S. Treasury Bills	0.14%	04/04/13	200,000	199,973,867
U.S. Treasury Bills	0.15%	04/11/13	245,000	244,959,262
U.S. Treasury Bills	0.10%	04/18/13	400,000	399,949,333
U.S. Treasury Bills	0.15%	04/18/13	250,000	249,950,834
U.S. Treasury Bills	0.07%	04/25/13	300,000	299,967,917
U.S. Treasury Bills	0.13%	04/25/13	300,000	299,940,417
U.S. Treasury Bills	0.15%	04/25/13	250,000	249,944,236
U.S. Treasury Bills	0.09%	05/02/13	340,000	339,950,228
U.S. Treasury Bills	0.15%	05/02/13	245,000	244,935,864
U.S. Treasury Bills	0.07%	05/09/13	350,000	349,953,042
U.S. Treasury Bills	0.14%	05/09/13	250,000	249,931,479
U.S. Treasury Bills	0.08%	05/16/13	400,000	399,930,333
U.S. Treasury Bills	0.11%	05/16/13	100,000	99,977,834
U.S. Treasury Bills	0.12%	05/23/13	500,000	499,861,667
U.S. Treasury Bills	0.14%	05/23/13	150,000	149,952,621
U.S. Treasury Bills	0.13%	05/30/13	400,000	399,874,000
U.S. Treasury Bills	0.14%	05/30/13	290,000	289,896,325
U.S. Treasury Bills	0.11%	07/05/13	250,000	249,903,750
U.S. Treasury Bills	0.10%	07/11/13	300,000	299,888,900
U.S. Treasury Bills	0.11%	07/18/13	300,000	299,878,375
U.S. Treasury Bills	0.10%	07/25/13	300,000	299,878,333
U.S. Treasury Bills	0.11%	07/25/13	250,000	249,892,528
U.S. Treasury Bills	0.11%	08/01/13	300,000	299,866,125
U.S. Treasury Bills	0.11%	08/08/13	300,000	299,852,000
U.S. Treasury Bills	0.12%	08/15/13	300,000	299,839,958
U.S. Treasury Bills	0.13%	08/29/13	300,000	299,802,408
				7,717,741,719

U.S. Treasury Notes–7.27%
U.S. Treasury Notes	1.75%	04/15/13	320,000	320,630,776
U.S. Treasury Notes	1.38%	05/15/13	500,000	501,285,141
U.S. Treasury Notes	0.75%	08/15/13	250,000	250,698,940
U.S. Treasury Notes	0.25%	10/31/13	250,000	250,137,402
				1,322,752,259
Total U.S. Treasury Securities (Cost $9,040,493,978)				9,040,493,978
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.68% (Cost $9,040,493,978)				9,040,493,978

			Repurchase Amount
Repurchase Agreements–50.31%(b)
Bank of Montreal, Term agreement dated 02/14/13, maturing value of $500,093,194 (collateralized by U.S. Treasury obligations valued at $510,000,106; 0.63%-2.75%, 03/31/14-11/30/17)(c)	0.11%	04/16/13	500,093,194	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 02/27/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.63%-1.50%, 07/31/16-02/28/18)(c)	0.10%	04/29/13	$250,042,361	$250,000,000
Barclays Capital Inc., Agreement dated 02/28/13, maturing value of $285,001,267 (collateralized by U.S. Treasury obligation valued at $290,700,063; 0.25%, 06/30/14)	0.16%	03/01/13	285,001,267	285,000,000
Barclays Capital Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,016; 0.25%-3.13%, 08/31/13-11/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/13, maturing value of $280,001,244 (collateralized by U.S. Treasury obligations valued at $285,600,084; 0.88%-2.25%, 04/30/17-07/31/18)	0.16%	03/01/13	280,001,244	280,000,000
BNP Paribas Securities Corp., Term agreement dated 01/28/13, maturing value of $500,103,889 (collateralized by U.S. Treasury obligations valued at $510,000,080; 1.25%-1.88%, 07/15/19-07/15/20)	0.11%	04/29/13	500,103,889	500,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,062; 1.25%-3.88%, 07/15/20-04/15/29)	0.10%	04/15/13	500,075,000	500,000,000
CIBC World Markets Corp., Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,002,142; 0.25%-5.38%, 03/15/14-02/15/43)	0.16%	03/01/13	200,000,889	200,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-6.38%, 04/30/14-08/15/42)	0.16%	03/01/13	500,002,222	500,000,000
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-7.13%, 05/31/13-02/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,034; 0.25%-4.25%, 05/15/13-09/15/15)	0.16%	03/01/13	500,002,222	500,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 02/28/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,479; 0%, 11/15/37-05/15/40)	0.16%	03/01/13	100,000,444	100,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	43,991,812	43,991,592
Deutsche Bank Securities Inc., Term agreement dated 01/07/13, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0.38%-6.38%, 08/31/13-04/15/32)(c)	0.15%	04/08/13	500,189,583	500,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,199; 0.13%-2.00%, 07/31/17-02/15/23)	0.16%	03/01/13	500,002,222	500,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $200,000,778 (collateralized by U.S. Treasury obligation valued at $204,000,045; 0.63%, 02/15/43)	0.14%	03/01/13	200,000,778	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $31,816,483 (collateralized by U.S. Treasury obligation valued at $32,452,747; 0%, 08/22/13)	0.14%	03/01/13	31,816,483	31,816,359
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/07/13, maturing value of $500,175,000 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.25%-2.50%, 03/31/14-07/15/16)(c)	0.14%	05/08/13	500,175,000	500,000,000
Morgan Stanley, Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,029; 1.25%, 03/15/14)	0.16%	03/01/13	200,000,089	200,000,000
RBC Capital Markets Corp., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.25%-4.13%, 02/15/14-08/15/22)	0.16%	03/01/13	500,002,222	500,000,000
RBC Capital Markets Corp., Term agreement dated 02/13/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,060; 0%-4.50%, 04/15/13-04/15/29)(c)	0.10%	04/15/13	250,042,361	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBS Securities Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,433; 1.25%-2.00%, 04/15/14-07/15/20)	0.16%	03/01/13	$500,002,222	$500,000,000
RBS Securities Inc., Term agreement dated 01/31/13, maturing value of $300,082,500 (collateralized by U.S. Treasury obligations valued at $306,004,182; 0.13%-2.00%, 01/15/14-01/15/22)(c)	0.11%	05/01/13	300,082,500	300,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $480,002,133 (collateralized by U.S. Treasury obligations valued at $489,600,030; 0.13%-3.88%, 04/15/15-04/15/29)	0.16%	03/01/13	415,001,844	415,000,000
Societe Generale, Term agreement dated 02/26/13, maturing value of $500,007,778 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0.13%-2.50%, 01/15/14-01/15/29)(c)	0.08%	03/05/13	500,007,778	500,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	100,000,444	100,000,000
Total Repurchase Agreements (Cost $9,155,807,951)				9,155,807,951
TOTAL INVESTMENTS(d)–99.99% (Cost $18,196,301,929)				18,196,301,929
OTHER ASSETS LESS LIABILITIES–0.01%				2,411,244
NET ASSETS–100.00%				$18,198,713,173

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	50.3%
8–30	0.0
31–60	13.3
61–90	15.6
91–180	17.8
181+	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–54.43%
Federal Farm Credit Bank (FFCB)–5.39%
Bonds(a)	0.20%	04/02/13	$50,000	$50,000,000
Bonds(a)	0.18%	03/08/13	50,000	49,999,805
Bonds(a)	0.30%	05/03/13	20,000	20,003,157
Unsec. Bonds(a)	0.20%	07/02/13	54,000	54,005,841
Unsec. Bonds(a)	0.18%	01/14/14	25,000	24,997,793
Unsec. Notes(a)	0.13%	07/24/13	80,000	80,000,000
Unsec. Notes(a)	0.15%	01/14/14	75,000	74,993,249
				353,999,845

Federal Home Loan Bank (FHLB)–27.46%
Unsec. Bonds(a)	0.06%	04/09/13	60,000	60,000,000
Unsec. Bonds(a)	0.14%	04/18/13	65,000	65,000,000
Unsec. Bonds	0.23%	04/22/13	50,000	50,004,935
Unsec. Bonds(a)	0.16%	04/25/13	65,000	64,999,034
Unsec. Bonds	0.25%	07/17/13	50,000	49,999,376
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,472
Unsec. Bonds (a)	0.16%	02/05/14	75,000	75,000,000
Unsec. Disc. Notes(b)	0.16%	04/05/13	50,000	49,992,465
Unsec. Disc. Notes (b)	0.11%	04/05/13	50,000	49,994,896
Unsec. Disc. Notes(b)	0.16%	04/12/13	50,000	49,990,958
Unsec. Disc. Notes(b)	0.17%	04/17/13	50,000	49,988,903
Unsec. Disc. Notes(b)	0.17%	04/19/13	50,000	49,988,430
Unsec. Disc. Notes(b)	0.09%	04/24/13	75,000	74,990,437
Unsec. Disc. Notes(b)	0.13%	04/26/13	65,000	64,987,361
Unsec. Disc. Notes(b)	0.16%	05/08/13	50,000	49,984,889
Unsec. Disc. Notes(b)	0.13%	05/22/13	50,000	49,984,853
Unsec. Disc. Notes(b)	0.16%	05/24/13	100,000	99,962,667
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,979,975
Unsec. Disc. Notes(b)	0.11%	07/19/13	50,000	49,978,611
Unsec. Global Bonds	0.11%	07/17/13	50,000	49,995,783
Unsec. Global Bonds (a)	0.14%	07/25/13	80,000	80,000,000
Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,996,778
Unsec. Global Bonds	0.12%	08/13/13	50,000	49,990,670
Unsec. Global Bonds(a)	0.21%	04/04/14	80,000	79,986,683
Unsec. Global Notes(a)	0.16%	04/25/13	75,000	75,001,058
Unsec. Global Notes(a)	0.15%	05/28/13	75,000	74,998,739
Unsec. Global Notes(a)	0.17%	06/04/13	75,000	74,998,030
Unsec. Global Notes (a)	0.16%	02/28/14	60,000	59,991,171
Unsec. Notes(a)	0.14%	09/10/13	75,000	74,983,846
				1,804,770,020

Federal Home Loan Mortgage Corp. (FHLMC)–7.35%
Unsec. Disc. Notes(b)	0.16%	04/01/13	75,000	74,989,667
Unsec. Disc. Notes(b)	0.15%	04/08/13	50,000	49,991,872
Unsec. Disc. Notes(b)	0.13%	04/16/13	58,150	58,140,712
Unsec. Disc. Notes(b)	0.16%	04/18/13	50,000	49,989,334
Unsec. Disc. Notes(b)	0.16%	04/24/13	50,000	49,988,000
Unsec. Disc. Notes(b)	0.10%	05/06/13	50,000	49,991,292
Unsec. Disc. Notes(b)	0.10%	05/14/13	50,000	49,989,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(b)	0.14%	07/09/13	$50,000	$49,974,722
Unsec. Disc. Notes(b)	0.11%	07/15/13	50,000	49,979,222
				483,034,543

Federal National Mortgage Association (FNMA)–13.47%
Unsec. Disc. Notes(b)	0.15%	03/20/13	70,000	69,994,458
Unsec. Disc. Notes(b)	0.12%	04/17/13	100,000	99,984,333
Unsec. Disc. Notes(b)	0.17%	04/24/13	50,000	49,987,625
Unsec. Disc. Notes(b)	0.17%	05/08/13	50,000	49,983,945
Unsec. Disc. Notes(b)	0.16%	05/22/13	50,000	49,981,778
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,980,222
Unsec. Disc. Notes(b)	0.10%	06/03/13	50,000	49,986,945
Unsec. Disc. Notes(b)	0.13%	06/10/13	50,000	49,981,483
Unsec. Disc. Notes(b)	0.10%	06/10/13	50,000	49,985,973
Unsec. Disc. Notes(b)	0.11%	07/01/13	60,000	59,977,633
Unsec. Disc. Notes(b)	0.14%	07/02/13	50,000	49,976,083
Unsec. Disc. Notes(b)	0.11%	07/17/13	50,000	49,978,917
Unsec. Disc. Notes(b)	0.11%	07/22/13	50,000	49,978,153
Unsec. Disc. Notes(b)	0.11%	07/25/13	55,000	54,975,464
Unsec. Disc. Notes(b)	0.15%	09/03/13	50,000	49,961,250
Unsec. Global Notes	1.75%	05/07/13	50,000	50,145,873
				884,860,135

Overseas Private Investment Corp. (OPIC)–0.76%
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	50,000	50,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,576,664,543)				3,576,664,543

U.S. Treasury Securities–4.64%
U.S. Treasury Bills–4.64%(b)
U.S. Treasury Bills	0.14%	04/04/13	75,000	74,990,083
U.S. Treasury Bills	0.13%	04/25/13	75,000	74,985,104
U.S. Treasury Bills	0.07%	05/09/13	50,000	49,993,292
U.S. Treasury Bills	0.11%	07/25/13	50,000	49,978,708
U.S. Treasury Bills	0.11%	08/01/13	55,000	54,975,223
Total U.S. Treasury Securities (Cost $304,922,410)				304,922,410
TOTAL INVESTMENTS (excluding Repurchase Agreements)–59.07% (Cost $3,881,586,953)				3,881,586,953

			Repurchase Amount
Repurchase Agreements–40.94%(d)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	100,000,444	100,000,000
Bank of Montreal, Joint term agreement dated 02/25/13, aggregate maturing value of $300,060,000 (collateralized by U.S. Treasury obligations valued at $306,000,064; 0.25%-3.13%, 02/28/14-02/15/43)(e)	0.12%	04/26/13	250,050,000	250,000,000
BMO Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,962; 0%-0.3%, 05/16/13-03/26/15)	0.17%	03/01/13	35,001,165	35,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $250,037,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,207; 0.45%-3.30%, 12/28/15-08/08/35)(e)	0.10%	04/15/13	250,037,500	250,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/13, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,217; 0%-7.10%, 03/20/13-04/01/56)	0.18%	03/01/13	185,000,925	185,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $250,004,861 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,850; 0%-6.63%, 03/08/13-04/01/56)(e)	0.10%	03/06/13	$250,004,861	$250,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $250,001,181 (collateralized by U.S. Treasury obligation valued at $255,000,003; 2%, 01/15/14)	0.17%	03/01/13	250,001,181	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	74,463,053	74,462,681
Deutsche Bank Securities Inc., Joint term agreement dated 01/07/13, aggregate maturing value of $350,141,556 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,353; 0%-6.75%, 03/08/13-06/12/37)(e)	0.16%	04/08/13	275,111,222	275,000,000
Goldman, Sachs & Co., Agreement dated 02/28/13, maturing value $300,001,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,167; 0%-3.00%, 05/20/13-01/18/28)	0.18%	03/01/13	300,001,500	300,000,000
RBS Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,003,201; 0%-9.38%, 07/15/13-04/15/30)	0.17%	03/01/13	330,001,558	330,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligation valued at $102,000,608; 0%, 01/15/21)	0.17%	03/01/13	15,384,776	15,384,703
Societe Generale, Term agreement dated 02/26/13, maturing value of $300,005,250 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,430; 0%-6.25%, 03/21/13-07/15/37)(e)	0.09%	03/05/13	300,005,250	300,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	75,000,333	75,000,000
Total Repurchase Agreements (Cost $2,689,847,384)				2,689,847,384
TOTAL INVESTMENTS(f)–100.01% (Cost $6,571,434,337)				6,571,434,337
OTHER ASSETS LESS LIABILITIES -(0.01)%				(545,134)
NET ASSETS–100.00%				$6,570,889,203

Investment Abbreviations:

COP	— Certificates of Participation
Disc.	— Discounted
Gtd.	— Guaranteed

Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	41.7%
8–30	1.8
31–60	20.4
61–90	10.6
91–180	18.1
181+	7.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–69.77%
Federal Farm Credit Bank (FFCB)–14.94%
Bonds(a)	0.18%	03/08/13	$10,000	$9,999,961
Bonds(a)	0.30%	04/11/13	15,000	15,001,702
Bonds(a)	0.18%	06/04/13	14,400	14,399,429
Disc. Notes(b)	0.01%	03/01/13	25,000	25,000,000
Disc. Notes(b)	0.05%	03/11/13	18,000	17,999,750
Disc. Notes(b)	0.10%	05/20/13	15,000	14,996,667
Disc. Notes(b)	0.10%	07/18/13	15,000	14,994,208
Sr. Unsec. Notes(a)	0.17%	04/17/13	18,300	18,301,273
Unsec. Notes(a)	0.18%	08/26/13	15,000	15,000,000
Unsec. Notes(a)	0.15%	01/14/14	5,000	4,999,550
				150,692,540

Federal Home Loan Bank (FHLB)–52.35%
Unsec. Bonds(a)	0.06%	04/09/13	15,000	15,000,000
Unsec. Bonds(a)	0.14%	04/18/13	15,000	15,000,000
Unsec. Bonds	0.23%	04/22/13	12,000	12,001,184
Unsec. Bonds(a)	0.16%	04/25/13	10,000	9,999,851
Unsec. Disc. Notes(b)	0.00%	03/01/13	17,359	17,359,000
Unsec. Disc. Notes(b)	0.06%	03/08/13	5,995	5,994,936
Unsec. Disc. Notes(b)	0.09%	03/13/13	30,000	29,999,100
Unsec. Disc. Notes(b)	0.07%	03/15/13	16,500	16,499,583
Unsec. Disc. Notes(b)	0.10%	03/15/13	25,000	24,999,028
Unsec. Disc. Notes(b)	0.11%	03/15/13	24,592	24,590,948
Unsec. Disc. Notes(b)	0.12%	03/20/13	25,000	24,998,417
Unsec. Disc. Notes(b)	0.12%	03/27/13	25,000	24,997,833
Unsec. Disc. Notes(b)	0.07%	04/03/13	20,000	19,998,717
Unsec. Disc. Notes(b)	0.11%	04/05/13	11,600	11,598,759
Unsec. Disc. Notes(b)	0.08%	04/17/13	12,500	12,498,694
Unsec. Disc. Notes(b)	0.11%	04/17/13	15,000	14,997,846
Unsec. Disc. Notes(b)	0.08%	04/19/13	30,000	29,996,733
Unsec. Disc. Notes(b)	0.08%	05/01/13	40,000	39,994,578
Unsec. Disc. Notes(b)	0.10%	05/02/13	15,000	14,997,417
Unsec. Disc. Notes(b)	0.08%	05/03/13	24,750	24,746,483
Unsec. Disc. Notes(b)	0.16%	05/03/13	10,000	9,997,200
Unsec. Disc. Notes(b)	0.09%	05/08/13	15,000	14,997,450
Unsec. Disc. Notes(b)	0.13%	05/08/13	15,000	14,996,458
Unsec. Disc. Notes(b)	0.10%	05/15/13	8,945	8,943,136
Unsec. Disc. Notes(b)	0.11%	05/15/13	15,000	14,996,563
Unsec. Disc. Notes(b)	0.10%	06/12/13	15,000	14,995,708
Unsec. Disc. Notes(b)	0.10%	07/05/13	6,500	6,497,725
Unsec. Disc. Notes(b)	0.13%	08/09/13	12,500	12,492,733
Unsec. Global Notes(a)	0.16%	04/25/13	15,000	15,000,212
Unsec. Global Notes(a)	0.17%	06/04/13	15,000	14,999,606
Unsec. Notes(a)	0.14%	09/10/13	10,000	9,997,846
				528,183,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee Valley Authority (TVA)–2.48%
Unsec. Disc. Notes(b)	0.09%	03/14/13	$25,000	$24,999,233
Total U.S. Government Sponsored Agency Securities (Cost $703,875,517)				703,875,517

U.S. Treasury Securities–30.23%
U.S. Treasury Bills–29.24%(b)
U.S. Treasury Bills	0.09%	03/14/13	25,000	24,999,187
U.S. Treasury Bills	0.11%	03/21/13	20,000	19,998,778
U.S. Treasury Bills	0.10%	03/28/13	25,000	24,998,125
U.S. Treasury Bills	0.05%	04/04/13	15,000	14,999,277
U.S. Treasury Bills	0.06%	04/11/13	15,000	14,999,060
U.S. Treasury Bills	0.06%	04/18/13	15,000	14,998,800
U.S. Treasury Bills	0.10%	04/18/13	20,000	19,997,467
U.S. Treasury Bills	0.06%	04/25/13	15,000	14,998,740
U.S. Treasury Bills	0.13%	04/25/13	50,000	49,990,069
U.S. Treasury Bills	0.10%	05/02/13	15,000	14,997,417
U.S. Treasury Bills	0.12%	05/23/13	20,000	19,994,467
U.S. Treasury Bills	0.12%	05/30/13	15,000	14,995,688
U.S. Treasury Bills	0.11%	07/25/13	15,000	14,993,612
U.S. Treasury Bills	0.10%	08/01/13	15,000	14,993,625
U.S. Treasury Bills	0.13%	08/29/13	15,000	14,990,196
				294,944,508

U.S. Treasury Notes–0.99%
U.S. Treasury Notes	1.75%	04/15/13	10,000	10,019,718
Total U.S. Treasury Securities (Cost $304,964,226)				304,964,226
TOTAL INVESTMENTS(c)–100.00% (Cost $1,008,839,743)				1,008,839,743
OTHER ASSETS LESS LIABILITIES–(0.00)%				(37,327)
NET ASSETS–100.00%				$1,008,802,416

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured
Sr.	– Senior

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	4.2%
8–30	27.3
31–60	32.7
61–90	19.2
91–180	13.7
181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.08%
Alabama–0.46%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$1,000	$1,044,660
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	04/01/28	3,000	3,000,000
				4,044,660

Alaska–0.15%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,292,750

Arizona–2.34%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.14%	08/01/15	7,440	7,440,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.14%	12/01/37	13,195	13,195,000
				20,635,000

Colorado–3.04%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	07/01/34	2,025	2,025,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA)(c)	0.11%	02/15/28	2,100	2,100,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.31%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	07/01/21	4,280	4,280,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	12/01/38	2,100	2,100,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas)(c)(d)(e)	0.75%	12/01/30	6,950	6,950,000
				26,740,000

District of Columbia–0.58%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.27%	01/01/29	5,105	5,105,000

Florida–4.59%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)(c)	0.11%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.12%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	04/01/20	2,525	2,525,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	07/01/32	13,000	13,000,000
St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	06/01/33	10,500	10,500,000
				40,415,000

Georgia–2.88%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	01/01/21	4,815	4,815,000
Georgia (State of); Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	8,500	8,537,817
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.12%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	11/15/32	$3,920	$3,920,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)(c)(f)	0.11%	08/01/24	3,950	3,950,000
				25,322,817

Hawaii–2.84%
Hawai’i Pacific Health (Department of Budget and Finance of the State of Hawai’i); Series 2004 B, VRD Special Purpose RB (LOC-JP Morgan Chase Bank, N.A.)(c)(d)	0.13%	07/01/33	25,000	25,000,000

Idaho–0.69%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,035,126

Illinois–8.95%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada)(c)(d)(e)	0.11%	01/01/37	5,000	5,000,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/36	6,940	6,940,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.11%	03/01/30	14,845	14,845,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,004,974
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.)(c)(d)	0.11%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.21%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(c)	0.09%	12/01/46	2,000	2,000,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/37	7,975	7,975,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.13%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(c)(d)	0.41%	11/01/24	980	980,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	08/15/25	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(c)(d)	0.12%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,378,677
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/15/22	4,300	4,300,000
				78,813,651

Indiana–5.03%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	04/01/36	7,150	7,150,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	08/01/37	2,425	2,425,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	12/01/23	3,545	3,545,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/32	9,230	9,230,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	06/01/40	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	02/01/25	1,835	1,835,000
Indiana University; Series 2012 V-1, Ref. Tax Exempt Student Fee RB	2.50%	08/01/13	1,520	1,534,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/38	$14,000	$14,000,000
Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,550,343
				44,269,676

Iowa–0.43%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)(c)	0.10%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/16/13	1,800	1,806,162
				3,806,162

Kansas–0.51%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)(f)	0.11%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,014,016
				4,514,016

Kentucky–1.67%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/30	14,700	14,700,000

Maryland–2.07%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	5,000	5,064,997
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,112,831
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/32	4,970	4,970,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/28	2,075	2,075,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/33	4,990	4,990,000
				18,212,828

Massachusetts–1.10%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	09/01/38	4,600	4,600,000
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	04/01/28	5,050	5,050,000
				9,650,000

Michigan–2.80%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.12%	08/15/32	1,615	1,615,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/31	600	600,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,272,934
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	04/01/22	6,570	6,570,000
				24,672,934

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.13%	04/01/37	5,835	5,835,000
Minnesota (State of); Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/13	1,000	1,020,283
				6,855,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–1.02%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.10%	12/01/30	$1,000	$1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	04/01/37	8,000	8,000,000
				9,000,000

Missouri–2.67%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.26%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP-FNMA)(c)	0.10%	11/15/26	1,650	1,650,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC-FHLB of Des Moines)(c)(d)	0.11%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.14%	12/01/27	14,500	14,500,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.)(c)(d)(f)	0.12%	12/01/15	3,950	3,950,000
				23,515,000

New Hampshire–2.44%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	10/01/33	14,465	14,465,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	09/01/37	980	980,000
				21,445,000

New Mexico–0.55%
Bernalillo (County of); Series 2013, Unlimited Tax GO Bonds	3.00%	08/15/13	1,100	1,113,035
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	3,690	3,690,000
				4,803,035

New York–4.11%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	10/01/32	7,710	7,710,000
Metropolitan Transportation Authority (Dedicated Tax Fund); Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.09%	11/01/31	3,485	3,485,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(c)(d)	0.10%	12/01/29	25,000	25,000,000
				36,195,000

North Carolina–1.74%
North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,000,000
North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.11%	12/01/36	9,300	9,300,000
Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,000,000
Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,009,508
				15,309,508

Ohio–6.88%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/01/37	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Middletown (City of) (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	11/15/39	$11,000	$11,000,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	05/01/26	4,450	4,450,000
Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	11/01/27	13,000	13,000,000
				60,550,000

Oregon–0.36%
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,158,175

Pennsylvania–13.75%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (c)(d)(e)	0.10%	05/15/37	32,750	32,750,000
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia)(c)(d)(e)	0.12%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	03/01/30	11,820	11,820,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	09/01/18	2,305	2,305,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.06%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	10/15/25	7,390	7,390,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	09/01/28	7,625	7,625,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(d)(e)	0.13%	07/01/38	30,000	30,000,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.14%	04/01/20	1,800	1,800,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	07/01/26	6,985	6,985,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/24	6,915	6,915,000
				121,090,000

Rhode Island–2.04%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.14%	09/01/37	18,000	18,000,000

Tennessee–1.55%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	1,000	1,027,813
Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,285,196
				13,688,009

Texas–8.02%
Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.14%	04/12/13	7,000	7,000,000
Series 2009 H-2, GO Commercial Paper Notes	0.15%	04/05/13	5,000	5,000,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,045,602
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	919,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)(c)	0.13%	02/15/27	$7,760	$7,760,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(c)	0.11%	05/01/42	13,690	13,690,000
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	16,500	16,689,602
				70,604,956

Utah–1.66%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.21%	06/01/21	2,500	2,500,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	9,000	9,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(c)	0.16%	04/01/42	3,125	3,125,000
				14,625,000

Vermont–0.19%
Vermont (State of); Series 2012 F, Unlimited Tax GO Bonds	2.00%	08/15/13	1,660	1,673,669

Virginia–1.55%
Fredericksburg (City of); Series 2011 A, Unlimited Tax GO Bonds	4.00%	07/15/13	1,540	1,561,884
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.13%	08/01/32	7,800	7,800,000
Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.16%	12/01/34	1,570	1,570,000
Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,000,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.17%	12/01/19	740	740,000
				13,671,884

Washington–1.31%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC-Bank of New York Mellon)(c)(d)	0.11%	04/01/36	11,000	11,000,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(c)	0.10%	11/01/25	500	500,000
				11,500,000

West Virginia–0.75%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.12%	01/01/34	6,600	6,600,000

Wisconsin–5.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(c)(d)	0.11%	10/01/42	5,220	5,220,000
Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	09/01/40	6,040	6,040,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/37	4,890	4,890,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)(f)	0.28%	07/01/14	730	730,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	12/01/32	8,805	8,805,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	08/15/34	2,000	2,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/30	19,300	19,300,000
				46,985,000

Wyoming–3.24%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	5,460	5,460,000
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(d)(e)	0.12%	01/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	$13,060	$13,060,000
				28,520,000
TOTAL INVESTMENTS(h)(i)–100.08% (Cost $881,019,139)				881,019,139
OTHER ASSETS LESS LIABILITIES–(0.08)%				(664,042)
NET ASSETS–100.00%				$880,355,097
Investment Abbreviations:

BAN	–	Bond Anticipation Notes
CEP	–	Credit Enhancement Provider
Ctfs.	–	Certificates
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GO	–	General Obligation
IDR	–	Industrial Development Revenue Bonds
LOC	–	Letter of Credit
MFH	–	Multi-Family Housing

PCR	–	Pollution Control Revenue Bonds
PUTTERs	–	Putable Tax-Exempt Receipts
RAN	–	Revenue Anticipation Notes
RB	–	Revenue Bonds
Ref.	–	Refunding
Sr.	–	Senior
TAN	–	Tax Anticipation Notes
TRAN	–	Tax and Revenue Anticipation Notes
VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: countries less than 5% each: 11.7%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $36,650,000, which represented 4.16% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.2%
PNC Bank, N.A.	9.6
Wells Fargo Bank, N.A.	9.1
U.S. Bank, N.A.	6.7
Federal National Mortgage Association	5.9
TD Bank, N.A.	5.7
Federal Home Loan Mortgage Corp.	5.2

Portfolio Composition by Maturity

In days, as of 2/29/12

1–7	90.2%
31–60	2.5
61–90	0.2
91–180	2.0
181+	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,075,792,586	$2,562,973,420	$9,040,493,978	$3,881,586,953	$1,008,839,743	$881,019,139
Repurchase agreements, at value and cost	4,188,516,353	648,586,500	9,155,807,951	2,689,847,384	—	—
Total investments, at value and cost	20,264,308,939	3,211,559,920	18,196,301,929	6,571,434,337	1,008,839,743	881,019,139
Cash	—	—	—	—	91,850	1,069,236
Receivable for:
Investments sold	1,160,009	1,025,000	—	—	—	725,000
Interest	3,777,094	142,097	4,671,185	763,035	18,679	1,017,477
Fund expenses absorbed	254,533	165,775	1,140,347	477,166	15,705	77,132
Investment for trustee deferred compensation and retirement plans	546,096	259,528	265,526	111,061	51,074	98,543
Other assets	31,539	165,726	59,226	53,848	29,027	45,672
Total assets	20,270,078,210	3,213,318,046	18,202,438,213	6,572,839,447	1,009,046,078	884,052,199

Liabilities:
Payable for:
Investments purchased	109,971,569	—	—	—	—	3,113,035
Amount due custodian	177,163	27,683	—	92,028	—	—
Dividends	1,776,697	226,152	287,844	101,631	31,809	61,949
Accrued fees to affiliates	535,105	195,269	1,153,725	567,997	50,023	65,418
Accrued operating expenses	366,943	67,889	243,471	214,381	29,052	30,780
Accrued trustees’ and officers’ fees and benefits	43,504	9,430	34,914	15,779	4,823	4,460
Trustee deferred compensation and retirement plans	3,710,011	1,164,682	2,005,086	958,428	127,955	421,460
Total liabilities	116,580,992	1,691,105	3,725,040	1,950,244	243,662	3,697,102
Net assets applicable to shares outstanding	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

Net assets consist of:
Shares of beneficial interest	$20,151,248,772	$3,210,438,168	$18,198,644,303	$6,570,757,494	$1,008,786,182	$880,483,475
Undistributed net investment income	2,468,884	840,366	664,475	622,710	11,260	(50,202)
Undistributed net realized gain (loss)	(220,438)	348,407	(595,605)	(491,001)	4,974	(78,176)
	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$17,526,037,551	$2,153,092,814	$8,415,743,750	$4,288,134,231	$940,611,471	$624,359,994
Private Investment Class	$365,346,638	$128,127,607	$844,471,953	$428,442,381	$24,532,015	$64,856,318
Personal Investment Class	$107,748,509	$92,787,116	$150,789,811	$14,932,247	$4,005,836	$2,723,669
Cash Management Class	$638,904,022	$464,108,998	$5,721,381,025	$722,406,989	$31,813,588	$83,677,295
Reserve Class	$106,666,428	$13,824,910	$54,692,721	$240,808,556	$1,303,292	$30,130,849
Resource Class	$93,911,397	$52,288,878	$326,076,473	$137,379,057	$6,526,199	$18,165,740
Corporate Class	$1,314,882,673	$307,396,618	$2,685,557,440	$738,785,742	$10,015	$56,441,232

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,524,083,958	2,153,085,776	8,415,456,875	4,288,078,484	940,575,723	624,356,208
Private Investment Class	365,305,046	128,127,173	844,443,571	428,436,957	24,531,219	64,855,935
Personal Investment Class	107,736,604	92,786,853	150,784,738	14,932,060	4,005,687	2,723,653
Cash Management Class	638,829,768	464,107,553	5,721,167,078	722,397,009	31,812,400	83,676,795
Reserve Class	106,654,971	13,824,871	54,690,986	240,805,479	1,303,243	30,130,668
Resource Class	93,901,094	52,288,716	326,065,525	137,377,038	6,525,955	18,165,630
Corporate Class	1,314,736,828	307,395,658	2,685,471,536	738,777,142	10,016	56,440,894
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$30,133,737	$3,207,726	$11,428,389	$5,085,632	$390,800	$696,195

Expenses:
Advisory fees	15,452,001	2,270,681	12,093,440	3,169,813	539,845	903,393
Administrative services fees	547,067	283,441	479,896	333,122	96,270	104,510
Custodian fees	416,244	67,999	309,184	199,950	13,467	14,922
Distribution fees:
Private Investment Class	844,509	380,503	1,841,037	985,950	87,626	176,012
Personal Investment Class	384,144	363,545	459,744	60,838	15,958	10,665
Cash Management Class	427,562	201,499	2,878,969	450,156	11,402	39,894
Reserve Class	561,812	71,644	226,224	1,284,492	6,555	146,265
Resource Class	114,237	45,112	323,134	151,126	9,655	16,466
Corporate Class	299,958	24,666	321,637	82,287	2	6,195
Transfer agent fees	927,120	136,133	725,606	346,721	31,847	35,074
Trustees’ and officers’ fees and benefits	256,388	51,050	217,209	88,050	18,757	21,242
Other	426,937	126,713	316,496	286,402	72,755	79,793
Total expenses	20,657,979	4,022,986	20,192,576	7,438,907	904,139	1,554,431
Less: Fees waived	(5,142,919)	(2,541,907)	(10,412,654)	(3,150,049)	(606,428)	(1,120,863)
Net expenses	15,515,060	1,481,079	9,779,922	4,288,858	297,711	433,568
Net investment income	14,618,677	1,726,647	1,648,467	796,774	93,089	262,627

Realized and unrealized gain from:
Net realized gain from Investment securities	146,248	53,914	28,846	1,425	4,974	396
Net increase in net assets resulting from operations	$14,764,925	$1,780,561	$1,677,313	$798,199	$98,063	$263,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$14,618,677	$25,157,094	$1,726,647	$2,123,775
Net realized gain	146,248	(293,864)	53,914	294,493
Net increase in net assets resulting from operations	14,764,925	24,863,230	1,780,561	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(12,880,778)	(22,653,197)	(956,810)	(1,970,544)
Private Investment Class	(33,902)	(91,059)	(48,647)	(159,676)
Personal Investment Class	(10,281)	(20,510)	(31,763)	(56,186)
Cash Management Class	(315,687)	(549,401)	(133,183)	(298,814)
Reserve Class	(11,278)	(20,900)	(4,501)	(5,540)
Resource Class	(11,464)	(32,103)	(14,578)	(22,143)
Corporate Class	(1,253,615)	(1,891,596)	(67,926)	(75,876)
Total distributions from net investment income	(14,517,005)	(25,258,766)	(1,257,408)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions-net:
Institutional Class	1,473,935,340	811,900,804	(184,925,143)	445,421,945
Private Investment Class	(7,102,030)	(129,163,894)	(31,704,173)	(107,860,105)
Personal Investment Class	5,117,491	(5,049,935)	20,422,282	(12,026,107)
Cash Management Class	(146,777,544)	(781,536,081)	105,733,378	(93,221,563)
Reserve Class	9,430,021	6,998,794	(2,566,480)	9,601,823
Resource Class	(47,150,490)	(35,990,962)	(2,143,609)	25,248,010
Corporate Class	(622,246,709)	78,500,235	210,755,471	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	665,206,079	(54,341,039)	115,571,726	261,190,619
Net increase (decrease) in net assets	665,453,999	(54,736,575)	116,094,879	261,020,108

Net assets:
Beginning of period	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of period*	$20,153,497,218	$19,488,043,219	$3,211,626,941	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,884	$2,367,212	$840,366	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$1,648,467	$3,238,690	$796,774	$1,738,760
Net realized gain	28,846	50,407	1,425	27,193
Net increase in net assets resulting from operations	1,677,313	3,289,097	798,199	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(732,149)	(1,086,755)	(566,130)	(1,033,531)
Private Investment Class	(73,909)	(155,889)	(39,577)	(91,310)
Personal Investment Class	(12,299)	(32,903)	(1,629)	(2,868)
Cash Management Class	(577,907)	(1,375,936)	(93,426)	(300,323)
Reserve Class	(4,540)	(16,233)	(25,785)	(45,177)
Resource Class	(32,430)	(56,850)	(15,165)	(45,960)
Corporate Class	(215,233)	(514,124)	(55,062)	(219,591)
Total distributions from net investment income	(1,648,467)	(3,238,690)	(796,774)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions-net:
Institutional Class	1,401,383,407	1,834,112,962	515,974,863	(1,883,220,830)
Private Investment Class	36,419,968	(36,853,689)	46,478,786	(167,828,533)
Personal Investment Class	23,953,878	(58,382,432)	1,377,785	(1,134,450)
Cash Management Class	792,265,128	(1,449,829,654)	48,891,984	(1,000,924,066)
Reserve Class	29,503,980	(123,454,493)	(23,479,048)	193,913,087
Resource Class	49,740,991	(17,144,597)	(13,521,334)	(121,226,628)
Corporate Class	682,805,166	146,476,752	233,796,736	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	3,016,072,518	294,924,849	809,519,772	(3,819,655,830)
Net increase (decrease) in net assets	3,015,476,913	294,040,227	809,028,771	(3,819,803,659)

Net assets:
Beginning of period	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of period*	$18,198,713,173	$15,183,236,260	$6,570,889,203	$5,761,860,432
* Includes accumulated undistributed net investment income	$664,475	$664,475	$622,710	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$93,089	$163,684	$262,627	$474,942
Net realized gain	4,974	13,675	396	—
Net increase in net assets resulting from operations	98,063	177,359	263,023	474,942

Distributions to shareholders from net investment income:
Institutional Class	(84,266)	(143,288)	(183,475)	(313,662)
Private Investment Class	(4,140)	(7,051)	(21,813)	(49,272)
Personal Investment Class	(530)	(941)	(928)	(2,080)
Cash Management Class	(2,851)	(6,788)	(26,239)	(62,337)
Reserve Class	(164)	(417)	(9,915)	(14,456)
Resource Class	(1,136)	(2,984)	(4,993)	(12,162)
Corporate Class	(2)	(2,215)	(15,264)	(20,973)
Total distributions from net investment income	(93,089)	(163,684)	(262,627)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions-net:
Institutional Class	508,765,902	55,882,200	129,061,856	(6,724,666)
Private Investment Class	(13,915,447)	(9,209,433)	(30,971,633)	(3,000,673)
Personal Investment Class	(539,894)	(255,316)	(22,513)	(1,467,962)
Cash Management Class	(1,633,929)	(5,916,215)	7,170,281	(29,853,031)
Reserve Class	(45,884)	477,453	4,775,142	7,073,577
Resource Class	(5,391,224)	(5,164,314)	(10,188,723)	3,754,782
Corporate Class	2	(50,832,006)	29,120,674	(634,156)
Net increase (decrease) in net assets resulting from share transactions	487,239,526	(15,017,631)	128,945,084	(30,852,129)
Net increase (decrease) in net assets	487,244,500	(15,051,952)	128,945,480	(30,852,129)

Net assets:
Beginning of period	521,557,916	536,609,868	751,409,617	782,261,746
End of period*	$1,008,802,416	$521,557,916	$880,355,097	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio,

42                         Short-Term Investments Trust

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to

43                         Short-Term Investments Trust

ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

44                         Short-Term Investments Trust

For the six months ended February 28, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,594,723	$—
STIC Prime Portfolio	1,282,497	262,207
Treasury Portfolio	2,850,474	1,551,816
Government & Agency Portfolio	—	221,287
Government TaxAdvantage Portfolio	284,159	191,077
Tax-Free Cash Reserve Portfolio	179,251	546,129

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$283,014	$214,119	N/A	$414,732	$37,541	N/A
STIC Prime Portfolio	209,193	255,196	$114,863	60,462	30,640	$19,067
Treasury Portfolio	1,101,217	336,614	2,277,400	196,587	257,021	312,681
Government & Agency Portfolio	576,061	43,991	326,240	1,107,162	114,909	62,556
Government TaxAdvantage Portfolio	43,811	11,702	9,121	5,702	7,723	2
Tax-Free Cash Reserve Portfolio	88,001	7,820	31,913	127,245	13,172	6,195

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 28, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$337,804	$102,439	$85,512	$73,035	N/A	N/A
STIC Prime Portfolio	152,201	96,945	40,300	9,314	$9,022	N/A
Treasury Portfolio	736,415	122,599	575,794	29,409	64,627	N/A
Government & Agency Portfolio	394,380	16,223	90,031	166,984	30,225	N/A
Government TaxAdvantage Portfolio	43,813	4,255	2,280	852	1,931	N/A
Tax-Free Cash Reserve Portfolio	88,006	2,844	7,979	19,015	3,293	N/A

Certain	officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in these Funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$481,261,459	$648,274,846	$—
STIC Prime Portfolio	162,658,734	129,062,064	—
Tax-Free Cash Reserve Portfolio	690,334,620	502,395,213	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

During the six months ended February 28, 2013, the Funds in aggregate paid legal fees of $604 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	48,737,834,636	$48,737,834,636	89,348,642,488	$89,348,642,488
Private Investment Class	689,008,392	689,008,392	1,457,491,082	1,457,491,082
Personal Investment Class	159,398,478	159,398,478	394,000,581	394,000,581
Cash Management Class	2,595,279,687	2,595,279,687	4,943,022,425	4,943,022,425
Reserve Class	516,367,263	516,367,263	798,059,349	798,059,349
Resource Class	259,227,594	259,227,594	949,447,727	949,447,727
Corporate Class	7,622,756,885	7,622,756,885	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	4,867,153	4,867,153	7,977,164	7,977,164
Private Investment Class	11,177	11,177	28,241	28,241
Personal Investment Class	8,430	8,430	16,939	16,939
Cash Management Class	160,229	160,229	243,762	243,762
Reserve Class	11,243	11,243	20,656	20,656
Resource Class	11,980	11,980	31,545	31,545
Corporate Class	717,413	717,413	652,399	652,399

Reacquired:
Institutional Class	(47,268,766,449)	(47,268,766,449)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(696,121,599)	(696,121,599)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(154,289,417)	(154,289,417)	(399,067,455)	(399,067,455)
Cash Management	(2,742,217,460)	(2,742,217,460)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(506,948,485)	(506,948,485)	(791,081,211)	(791,081,211)
Resource Class	(306,390,064)	(306,390,064)	(985,470,234)	(985,470,234)
Corporate Class	(8,245,721,007)	(8,245,721,007)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	665,206,079	$665,206,079	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,332,465,079	$3,332,465,079	8,818,749,285	$8,818,749,285
Private Investment Class	518,419,454	518,419,454	1,646,112,321	1,646,112,321
Personal Investment Class	1,027,698,289	1,027,698,289	2,023,470,801	2,023,470,801
Cash Management Class	1,181,999,476	1,181,999,476	2,918,490,012	2,918,490,012
Reserve Class	21,488,367	21,488,367	59,987,205	59,987,205
Resource Class	53,598,056	53,598,056	120,292,226	120,292,226
Corporate Class	850,836,107	850,836,107	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	259,770	259,770	522,849	522,849
Private Investment Class	19,618	19,618	90,389	90,389
Personal Investment Class	19,536	19,536	44,770	44,770
Cash Management Class	35,712	35,712	157,787	157,787
Reserve Class	3,791	3,791	4,815	4,815
Resource Class	10,700	10,700	18,083	18,083
Corporate Class	49,603	49,603	73,178	73,178

Reacquired:
Institutional Class	(3,517,649,992)	(3,517,649,992)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(550,143,245)	(550,143,245)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(1,007,295,543)	(1,007,295,543)	(2,035,541,678)	(2,035,541,678)
Cash Management	(1,076,301,810)	(1,076,301,810)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(24,058,638)	(24,058,638)	(50,390,197)	(50,390,197)
Resource Class	(55,752,365)	(55,752,365)	(95,062,299)	(95,062,299)
Corporate Class	(640,130,239)	(640,130,239)	(962,480,637)	(962,480,637)
Net increase in share activity	115,571,726	$115,571,726	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	14,101,363,874	$14,101,363,874	25,684,885,613	$25,684,885,613
Private Investment Class	1,299,738,193	1,299,738,193	6,307,904,112	6,307,904,112
Personal Investment Class	577,262,761	577,262,761	1,107,149,443	1,107,149,443
Cash Management Class	16,551,438,036	16,551,438,036	36,590,448,616	36,590,448,616
Reserve Class	106,858,844	106,858,844	550,118,652	550,118,652
Resource Class	259,299,361	259,299,361	438,220,116	438,220,116
Corporate Class	8,164,230,364	8,164,230,364	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	614,469	614,469	692,335	692,335
Private Investment Class	33,505	33,505	45,128	45,128
Personal Investment Class	16,844	16,844	41,597	41,597
Cash Management Class	79,050	79,050	199,968	199,968
Reserve Class	5,448	5,448	21,779	21,779
Resource Class	15,896	15,896	30,503	30,503
Corporate Class	114,621	114,621	281,122	281,122

Reacquired:
Institutional Class	(12,700,594,936)	(12,700,594,936)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(1,263,351,730)	(1,263,351,730)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(553,325,727)	(553,325,727)	(1,165,573,472)	(1,165,573,472)
Cash Management	(15,759,251,958)	(15,759,251,958)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(77,360,312)	(77,360,312)	(673,594,924)	(673,594,924)
Resource Class	(209,574,266)	(209,574,266)	(455,395,216)	(455,395,216)
Corporate Class	(7,481,539,819)	(7,481,539,819)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	3,016,072,518	$3,016,072,518	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	24,827,489,547	$24,827,489,547	50,116,831,608	$50,116,831,608
Private Investment Class	735,469,777	735,469,777	1,978,700,678	1,978,700,678
Personal Investment Class	52,563,315	52,563,315	101,374,961	101,374,961
Cash Management Class	5,043,637,641	5,043,637,641	11,662,178,713	11,662,178,713
Reserve Class	292,307,613	292,307,613	638,520,807	638,520,807
Resource Class	552,425,741	552,425,741	1,474,848,113	1,474,848,113
Corporate Class	2,688,502,189	2,688,502,189	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	403,333	403,333	624,554	624,554
Private Investment Class	17,039	17,039	17,647	17,647
Personal Investment Class	77	77	109	109
Cash Management Class	90,893	90,893	125,442	125,442
Reserve Class	24,913	24,913	16,199	16,199
Resource Class	17,968	17,968	31,833	31,833
Corporate Class	29,521	29,521	103,232	103,232

Reacquired:
Institutional Class	(24,311,918,017)	(24,311,918,017)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(689,008,030)	(689,008,030)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(51,185,607)	(51,185,607)	(102,509,520)	(102,509,520)
Cash Management	(4,994,836,550)	(4,994,836,550)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(315,811,574)	(315,811,574)	(444,623,919)	(444,623,919)
Resource Class	(565,965,043)	(565,965,043)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(2,454,734,974)	(2,454,734,974)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	809,519,772	$809,519,772	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,829,926,211	$1,829,926,211	3,731,626,851	$3,731,626,851
Private Investment Class	112,110,441	112,110,441	253,690,624	253,690,624
Personal Investment Class	5,801,182	5,801,182	10,327,891	10,327,891
Cash Management Class	36,176,595	36,176,595	43,621,575	43,621,575
Reserve Class	172,454	172,454	3,860,999	3,860,999
Resource Class	1,924,738	1,924,738	17,935,727	17,935,727
Corporate Class	—	—	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	50,301	50,301	147,439	147,439
Private Investment Class	1,802	1,802	4,337	4,337
Cash Management Class	2,318	2,318	10,599	10,599
Reserve Class	145	145	645	645
Resource Class	1,102	1,102	3,478	3,478
Corporate Class	2	2	2,178	2,178

Reacquired:
Institutional Class	(1,321,210,610)	(1,321,210,610)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(126,027,690)	(126,027,690)	(262,904,394)	(262,904,394)
Personal Investment Class	(6,341,076)	(6,341,076)	(10,583,207)	(10,583,207)
Cash Management	(37,812,842)	(37,812,842)	(49,548,389)	(49,548,389)
Reserve Class	(218,483)	(218,483)	(3,384,191)	(3,384,191)
Resource Class	(7,317,064)	(7,317,064)	(23,103,519)	(23,103,519)
Corporate Class	—	—	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	487,239,526	$487,239,526	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	800,732,072	$800,732,072	1,171,103,042	$1,171,103,042
Private Investment Class	81,421,611	81,421,611	235,527,922	235,527,922
Personal Investment Class	1,213,976	1,213,976	5,675,300	5,675,300
Cash Management Class	76,566,366	76,566,366	338,249,957	338,249,957
Reserve Class	33,018,381	33,018,381	83,892,175	83,892,175
Resource Class	27,053,670	27,053,670	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	37,253	37,253	62,811	62,811
Private Investment Class	15,512	15,512	29,076	29,076
Personal Investment Class	365	365	822	822
Cash Management Class	15,941	15,941	46,142	46,142
Reserve Class	8,151	8,151	14,273	14,273
Resource Class	3,977	3,977	10,887	10,887
Corporate Class	7,291	7,291	20,706	20,706

Reacquired:
Institutional Class	(671,707,469)	(671,707,469)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(112,408,756)	(112,408,756)	(238,557,671)	(238,557,671)
Personal Investment Class	(1,236,854)	(1,236,854)	(7,144,084)	(7,144,084)
Cash Management	(69,412,026)	(69,412,026)	(368,149,130)	(368,149,130)
Reserve Class	(28,251,390)	(28,251,390)	(76,832,871)	(76,832,871)
Resource Class	(37,246,370)	(37,246,370)	(39,094,880)	(39,094,880)
Corporate Class	(50,915,191)	(50,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	128,945,084	$128,945,084	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/13	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.04%	$638,904	0.22	%(c)	0.27	%(c)	0.07	%(c)
Year ended 08/31/12	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	785,901	0.22		0.28		0.07
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.08	1,567,468	0.21		0.27		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,627,363	0.22		0.28		0.12
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.22	3,194,408	0.24		0.31		1.09
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.72	2,998,653	0.20		0.27		3.56
STIC Prime Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	464,109	0.11	(c)	0.29	(c)	0.10	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	358,387	0.15		0.30		0.05
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.04	451,634	0.20		0.29		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	451,404	0.21		0.29		0.08
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.81	914,099	0.25		0.33		0.85
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.55	1,586,211	0.20		0.28		3.38
Treasury Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	5,721,381	0.13	(c)	0.28	(c)	0.01	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,929,501	0.08		0.28		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	6,379,706	0.12		0.28		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,279,601	0.15		0.28		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.31	11,498,817	0.22		0.30		0.30
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.85	7,556,878	0.20		0.28		2.58
Government & Agency Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	722,407	0.14	(c)	0.24	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	673,598	0.10		0.23		0.03
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,674,548	0.14		0.23		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,042,886	0.20		0.23		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.65	1,924,916	0.22		0.25		0.52
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.34	1,028,040	0.20		0.24		3.20
Government TaxAdvantage Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	31,814	0.09	(c)	0.32	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	33,449	0.07		0.32		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	39,369	0.11		0.36		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	9,810	0.14		0.36		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.51	25,731	0.22		0.40		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.19	29,100	0.20		0.34		3.22
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	83,677	0.11	(c)	0.40	(c)	0.07	(c)
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	76,483	0.13		0.40		0.06
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	106,336	0.26		0.39		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	128,256	0.29		0.39		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.83	360,427	0.35		0.41		0.96
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.69	895,899	0.30	(d)	0.35	(d)	1.68	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.19	789,753	0.30		0.35		3.15

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $862,211, $406,338, $5,805,657, $907,773, $22,993 and $80,448 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/13)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.40	$1.09	$1,023.70	$1.10	0.22%
STIC Prime Portfolio	1,000.00	1,000.30	0.69	1,024.10	0.70	0.14
Treasury Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Government & Agency Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.45	1,024.35	0.45	0.09
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.25	0.55	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2012, through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. The annualized expense ratio for STIC Prime Portfolio has been restated to reflect estimated ongoing expenses. The annualized expense ratio prior to restatement was 0.11%.
[3]	The actual expenses paid during the period prior to restatement were $0.55 for STIC Prime Portfolio.
[4]	The hypothetical expenses paid during the period prior to restatement were $0.55 for STIC Prime Portfolio.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-SAR-3 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Corporate Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
37	Financial Statements
42	Notes to Financial Statements
54	Financial Highlights
55	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/28/13
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 – 49 days	35 days	64 days	$ 1.3 billion
STIC Prime	10 – 23 days	13 days	14 days	307.3 million
Treasury	27 – 50 days	50 days	50 days	2.6 billion
Government & Agency	28 – 49 days	41 days	66 days	738.7 million
Government TaxAdvantage	24 – 48 days	48 days	58 days	10.0 thousand
Tax-Free Cash Reserve	17 – 29 days	21 days	21 days	56.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

The period covered by this report continued to be characterized by accommodative central bank monetary policy. In September 2012, the US Federal Reserve (the Fed) announced a third round of quantitative easing which included open-ended purchases of $40 billion in mortgage-backed securities per month.[1] And to replace Operation Twist, which was set to expire at the end of December 2012, the Fed announced that it would begin purchasing $45 billion in Treasuries per month.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

At the end of December 2012, the Federal Deposit Insurance Corporation’s unlimited deposit insurance facility expired, meaning that deposits would no longer be insured above $250,000.[2] Earlier concerns that investors would move their uninsured cash balances from bank accounts into short-term instruments, driving rates lower, did not materialize. While money market funds experienced some inflows when unlimited deposit insurance expired, it appeared that the uncertainty of the fiscal cliff was responsible for driving investors to seek out the safety and stability of money market funds at year end.

Overall, moderate economic growth and low inflation in 2012 created a supportive environment for fixed income credit. The Fed has indicated its intention to maintain its accommodative policies until the unemployment rate falls below 6.5% or until inflation exceeds 2%, so it may keep its target policy rate low through 2015.1

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	US Federal Reserve
2	Federal Deposit Insurance Corporation

2                Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.30%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.00%
Atlantis One Funding Corp.(b)(c)	0.18%	03/08/13	$80,000	$79,997,200
Atlantis One Funding Corp.(b)(c)	0.21%	03/18/13	200,000	199,980,166
Atlantis One Funding Corp.(b)(c)	0.42%	03/18/13	75,000	74,985,125
Atlantis One Funding Corp.(b)(c)	0.46%	03/06/13	250,000	249,984,028
				604,946,519

Asset-Backed Securities–Consumer Receivables–3.71%
Barton Capital LLC(c)	0.35%	03/06/13	41,600	41,598,007
Old Line Funding, LLC(c)	0.21%	05/15/13	100,000	99,956,250
Old Line Funding, LLC(c)	0.22%	06/03/13	50,000	49,971,278
Old Line Funding, LLC(c)	0.32%	04/10/13	50,000	49,982,222
Old Line Funding, LLC(c)	0.32%	04/15/13	150,000	149,940,000
Salisbury Receivables Co., LLC(c)	0.20%	03/11/13	51,600	51,597,133
Salisbury Receivables Co., LLC(c)	0.22%	04/10/13	130,000	129,968,222
Thunder Bay Funding, LLC(c)	0.21%	06/05/13	50,000	49,972,000
Thunder Bay Funding, LLC(c)	0.22%	04/15/13	75,000	74,979,375
Thunder Bay Funding, LLC(c)	0.32%	04/15/13	50,000	49,980,000
				747,944,487

Asset-Backed Securities–Diversified Banks–2.35%
Collateralized Commercial Paper Co., LLC	0.38%	07/31/13	118,600	118,409,713
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	60,600	60,502,131
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,373,400
Collateralized Commercial Paper II Co., LLC(c)	0.35%	08/26/13	88,000	87,847,711
				474,132,955

Asset-Backed Securities–Fully Supported–1.19%
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.30%	07/16/13	25,000	24,971,458
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.33%	05/15/13	35,000	34,975,938
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.41%	04/04/13	179,700	179,630,416
				239,577,812

Asset-Backed Securities–Fully Supported Bank–6.96%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.18%	03/21/13	100,000	99,990,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.22%	03/19/13	50,022	50,016,498
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	132,000	131,974,187
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/08/13	138,000	137,967,953
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.23%	03/18/13	75,000	74,991,854
Concord Minutemen Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/05/13	200,000	199,993,111
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/07/13	100,000	99,994,833
Fairway Finance Co., LLC (CEP-Bank of Montreal)(b)(c)	0.20%	04/10/13	30,000	29,993,333
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/28/13	100,000	99,985,000
Legacy Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	145,000	144,982,519
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	0.22%	03/12/13	97,000	96,993,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.23%	03/18/13	$36,000	$35,996,090
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.19%	03/20/13	50,195	50,189,967
				1,403,064,950

Asset-Backed Securities–Multi-Purpose–1.96%
Jupiter Securitization Co. LLC(c)	0.27%	08/27/13	50,000	49,932,875
Jupiter Securitization Co. LLC(c)	0.23%	06/07/13	50,000	49,968,695
Mont Blanc Capital Corp.(b)(c)	0.29%	06/03/13	50,000	49,962,139
Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	04/08/13	66,300	66,287,403
Nieuw Amsterdam Receivables Corp.(b)(c)	0.25%	05/07/13	100,000	99,953,472
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	35,000	34,996,675
Regency Markets No. 1, LLC(b)(c)	0.18%	03/27/13	44,268	44,262,245
				395,363,504

Asset-Backed Securities–Securities–0.16%
Scaldis Capital Ltd./LLC(b)(c)	0.18%	03/13/13	33,000	32,998,020

Asset-Backed Securities–Trade Receivables–0.61%
Market Street Funding LLC(c)	0.19%	05/10/13	66,618	66,593,389
Market Street Funding LLC(c)	0.22%	03/12/13	57,000	56,996,168
				123,589,557

Consumer Finance–0.35%
Toyota Motor Credit Corp.(b)	0.23%	07/05/13	70,000	69,943,650

Diversified Banks–15.24%
Bank of China(b)	0.21%	05/22/13	120,000	119,942,600
Bank of Montreal(b)	0.30%	07/01/13	200,000	199,800,056
Bank of Nova Scotia(b)	0.24%	04/04/13	100,000	99,977,806
Bank of Nova Scotia(b)	0.24%	04/02/13	125,000	124,973,333
Barclays Collateralized Funding Note(b)(c)	0.50%	04/23/13	183,000	183,000,000
BNP Paribas Finance Inc.(b)	0.12%	03/01/13	3,100	3,100,000
Caisse de Depots et Consignations(b)(c)	0.25%	04/15/13	75,000	74,976,562
ING (US) Funding LLC(b)	0.28%	05/13/13	30,000	29,982,967
ING (US) Funding LLC(b)	0.29%	05/22/13	75,000	74,951,312
ING (US) Funding LLC(b)	0.29%	05/01/13	59,690	59,660,669
ING (US) Funding LLC(b)	0.30%	05/01/13	100,000	99,950,014
ING (US) Funding LLC(b)	0.30%	05/02/13	50,000	49,974,597
Mizuho Funding, LLC(b)(c)	0.19%	03/08/13	100,000	99,996,306
National Australia Funding Delaware Inc.(b)(c)	0.20%	04/02/13	100,000	99,982,667
Oversea-Chinese Banking Corp. Ltd.(b)	0.18%	04/08/13	21,000	20,996,010
Oversea-Chinese Banking Corp. Ltd.(b)	0.19%	05/03/13	100,000	99,966,750
Rabobank USA Financial Corp.(b)	0.28%	07/08/13	100,000	99,899,667
Rabobank USA Financial Corp.(b)	0.40%	03/21/13	200,000	199,955,555
Societe Generale North America, Inc.(b)	0.25%	04/01/13	100,000	99,978,472
Societe Generale North America, Inc.(b)	0.29%	04/02/13	225,000	224,942,000
Societe Generale North America, Inc.(b)	0.30%	03/04/13	175,000	174,995,698
Societe Generale North America, Inc.(b)	0.31%	03/04/13	350,000	349,991,104
Standard Chartered Bank(b)(c)	0.25%	04/09/13	260,000	259,929,583
Standard Chartered Bank(b)(c)	0.26%	03/01/13	100,000	100,000,000
Standard Chartered Bank(b)(c)	0.27%	06/05/13	121,000	120,912,880
				3,071,836,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–1.12%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.50%	02/11/14	$25,000	$24,879,514
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/06/13	50,000	49,929,944
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/07/13	50,000	49,929,222
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	11/05/13	50,000	49,820,167
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,991,111
				224,549,958

Pharmaceuticals–0.01%
Pfizer Inc.(c)	0.60%	03/01/13	1,000	1,000,000

Regional Banks–7.15%
Banque et Caisse d’Epargne de I’Etat(b)	0.23%	04/09/13	75,000	74,981,312
Banque et Caisse d’Epargne de I’Etat(b)	0.27%	03/01/13	70,000	70,000,000
HSBC USA Inc.(b)	0.24%	03/27/13	100,000	99,982,667
HSBC USA Inc.(b)	0.26%	03/28/13	75,000	74,985,375
HSBC USA Inc.(b)	0.30%	04/01/13	90,000	89,976,750
HSBC USA Inc.(b)	0.30%	04/05/13	50,000	49,985,417
HSBC USA Inc.(b)	0.30%	07/08/13	100,000	99,892,500
HSBC USA Inc.(b)	0.31%	07/12/13	19,000	18,978,240
HSBC USA Inc.(b)	0.32%	05/10/13	80,000	79,950,222
Macquarie Bank Ltd.(b)(c)	0.23%	05/29/13	50,000	49,971,569
Macquarie Bank Ltd.(b)(c)	0.23%	05/21/13	49,000	48,974,643
Mitsubishi UFJ Trust & Banking Corp.(b)	0.17%	03/01/13	78,000	78,000,000
Nationwide Building Society(b)(c)	0.30%	06/21/13	75,000	74,930,000
Nationwide Building Society(b)(c)	0.33%	07/15/13	50,000	49,937,667
Nordea North America Inc.(b)	0.23%	05/30/13	200,000	199,887,500
Nordea North America Inc.(b)	0.24%	05/22/13	100,000	99,946,472
Nordea North America Inc.(b)	0.24%	05/24/13	38,000	37,979,163
Svenska Handelsbanken, Inc.(b)(c)	0.21%	05/06/13	138,000	137,946,870
Swedbank A.B.(b)	0.14%	03/13/13	5,000	4,999,775
				1,441,306,142

Soft Drinks–2.00%
Coca-Cola Co.(c)	0.19%	07/02/13	100,000	99,935,083
Coca-Cola Co.(c)	0.21%	05/06/13	50,000	49,980,750
Coca-Cola Co.(c)	0.22%	05/06/13	67,500	67,472,775
Coca-Cola Co.(c)	0.24%	04/04/13	185,950	185,907,852
				403,296,460

Specialized Finance–1.49%
Kreditanstalt fur Wiederaufbau(b)(c)	0.20%	04/09/13	100,000	99,978,333
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/01/13	100,000	99,981,056
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/02/13	100,000	99,980,444
				299,939,833
Total Commercial Paper (Cost $9,533,490,455)				9,533,490,455

Certificates of Deposit–16.19%
Bank of Montreal(b)(d)	0.37%	03/12/14	200,000	200,000,000
Bank of Nova Scotia(b)	0.24%	04/03/13	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.30%	08/06/13	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.36%	03/28/14	120,100	120,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(b)(d)	0.37%	03/11/14	$100,000	$100,000,000
Barclays Bank PLC(b)(d)	0.35%	06/17/13	450,000	450,000,000
Citibank, N.A.	0.19%	03/18/13	209,000	209,000,000
Landesbank Hessen-Thurin(b)	0.33%	05/08/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(b)	0.19%	03/12/13	100,000	100,000,000
Nationwide Building Society (United Kingdom)(b)	0.28%	03/13/13	175,000	174,983,682
Norinchukin Bank (The)(b)	0.20%	03/07/13	300,000	300,000,000
Norinchukin Bank (The)(b)	0.20%	04/04/13	80,000	80,000,000
Rabobank Nederland(b)	0.26%	09/03/13	60,000	60,000,000
Rabobank Nederland(b)	0.40%	04/02/13	155,000	155,000,000
Royal Bank of Canada(b)(d)	0.36%	03/04/14	300,000	300,000,000
Svenska Handelsbanken A.B.(b)	0.22%	04/17/13	150,000	150,000,977
Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.16%	03/01/13	52,588	52,588,408
Toronto-Dominion Bank(b)	0.22%	08/13/13	60,600	60,600,000
Toronto-Dominion Bank(b)	0.23%	08/07/13	150,000	150,000,000
Toronto-Dominion Bank(b)	0.27%	05/20/13	115,000	115,000,000
Toronto-Dominion Bank(b)	0.32%	03/15/13	75,000	75,000,582
Total Certificates of Deposit (Cost $3,262,273,649)				3,262,273,649

Variable Rate Demand Notes–10.30%(e)
Credit Enhanced–10.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	06/01/29	850	850,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	10/01/33	7,465	7,465,000
Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	12/01/33	22,660	22,660,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.)(f)	0.12%	12/01/23	1,990	1,990,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago)(f)	0.11%	12/01/36	6,670	6,670,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.13%	02/01/31	8,535	8,535,000
Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(f)	0.17%	11/01/37	1,940	1,940,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/39	24,700	24,700,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/35	6,260	6,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	$1,850	$1,850,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	07/01/41	46,300	46,300,000
California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC)(b)(f)	0.08%	05/01/40	30,000	30,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	07/01/38	945	945,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.)(f)	0.09%	09/01/33	26,525	26,525,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,010	2,010,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/33	3,175	3,175,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/37	16,675	16,675,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/33	24,775	24,775,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	11/01/38	3,410	3,410,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/15	3,385	3,385,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.11%	03/01/34	8,400	8,400,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/39	6,865	6,865,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/30	28,080	28,080,000
Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(f)	0.16%	06/01/43	6,000	6,000,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.10%	06/15/25	7,040	7,040,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	09/01/36	3,645	3,645,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/36	9,800	9,800,000
Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/26	15,500	15,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	0.17%	11/01/30	1,765	1,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	$8,500	$8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.)(c)(f)	0.09%	07/01/24	12,260	12,260,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.11%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.13%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/01/24	1,000	1,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	03/01/30	39,800	39,800,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	12/01/34	7,010	7,010,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	13,385	13,385,000
Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	02/01/35	2,385	2,385,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.10%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/31	3,880	3,879,954
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.12%	07/01/33	12,740	12,740,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/21	15,500	15,500,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/23	4,965	4,965,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(b)(f)	0.12%	01/01/18	5,345	5,345,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/19	12,035	12,035,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/27	10,000	10,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	11/01/25	4,600	4,600,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	06/01/24	25,000	25,000,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.)(f)	0.12%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.)(c)(f)	0.13%	10/01/17	2,200	2,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.)(f)	0.13%	09/01/24	1,100	1,100,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/35	5,060	5,060,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/29	$3,100	$3,100,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(f)	0.20%	06/01/17	1,129	1,129,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/39	7,500	7,500,000
Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/32	17,600	17,600,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/15	450	450,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(f)	0.41%	11/01/24	100	100,000
Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.)(f)	0.10%	01/01/26	4,600	4,600,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	08/15/25	7,237	7,237,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(f)	0.12%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.)(f)	0.11%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.16%	05/01/42	2,570	2,570,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.12%	08/01/21	13,790	13,790,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.)(f)	0.11%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,360	18,360,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	11/01/37	5,700	5,700,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,970	3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	03/01/31	3,200	3,200,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/33	7,000	7,000,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.)(c)(f)	0.16%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	03/01/38	15,575	15,575,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.)(f)	0.12%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.)(f)	0.13%	11/01/14	3,400	3,400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	4,125	4,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.10%	04/15/30	$8,120	$8,120,000
Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	01/01/32	6,625	6,625,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,000	2,000,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,700	2,700,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/28	1,995	1,995,000
Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/46	26,400	26,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	0.19%	03/01/39	6,210	6,210,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	12/01/26	5,575	5,575,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/38	14,341	14,341,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	10/15/42	20,885	20,885,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.15%	11/15/39	8,000	8,000,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	01/01/25	1,920	1,920,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.)(b)(f)	0.11%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	4,300	4,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/01/33	13,400	13,400,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.)(b)(c)(f)	0.11%	05/01/41	2,800	2,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.11%	08/15/31	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(b)(f)	0.13%	07/01/38	$14,815	$14,815,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/36	7,575	7,574,652
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	425	424,804
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	07/01/38	3,650	3,650,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.)(b)(f)	0.11%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(f)	0.10%	12/01/29	20,410	20,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	04/01/32	14,200	14,200,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/36	1,925	1,925,000
North Carolina (State of) Capital Facilities Finance Agency (Saint Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.13%	09/01/27	4,405	4,405,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/27	3,120	3,120,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/29	2,160	2,160,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/17	6,820	6,820,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/28	900	900,000
Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	09/01/34	27,820	27,820,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	11/01/35	2,045	2,045,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	12/01/27	8,485	8,485,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.25%	12/01/27	1,760	1,760,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago)(f)	0.12%	09/01/36	3,770	3,770,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	7,400	7,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal)(b)(f)	0.10%	07/01/40	$18,500	$18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(f)	0.11%	07/01/32	4,135	4,135,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.)(f)	0.14%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.)(f)	0.17%	08/01/35	1,200	1,200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.)(c)(f)	0.13%	05/01/20	2,450	2,450,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(b)(f)	0.11%	12/01/38	53,175	53,175,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.)(f)	0.09%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.10%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.14%	09/01/32	4,575	4,575,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/01/27	1,625	1,625,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	0.25%	07/01/40	2,365	2,365,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	10/01/33	7,675	7,675,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	11/01/25	5,300	5,300,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/26	4,385	4,385,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.)(f)	0.10%	05/01/19	1,880	1,880,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.11%	11/15/35	7,565	7,564,954
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	11/01/32	33,235	33,235,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	03/01/28	4,802	4,802,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	5,600	5,600,000
St. James (Parish of), Lousiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/38	9,700	9,700,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.)(c)(f)	0.25%	10/01/21	6,120	6,120,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/15/43	11,720	11,720,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	$4,970	$4,970,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.)(f)	0.10%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.12%	07/01/41	12,525	12,525,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.13%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/15/22	4,625	4,625,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(c)(f)	0.20%	07/01/26	1,610	1,610,000
Utah (State of) Associated Municipal Power Systems (Horse Butle Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal)(b)(f)	0.11%	09/01/32	9,000	9,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	12/01/31	3,985	3,985,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	09/01/38	15,700	15,700,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	750	750,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.10%	07/01/39	10,480	10,480,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/18	10,000	10,000,000
Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.12%	10/01/30	18,840	18,840,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.13%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.11%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.14%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.14%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.13%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(f)	0.10%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.13%	05/01/28	3,795	3,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/43	$15,000	$15,000,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	2,780	2,780,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/38	3,715	3,715,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/15/34	44,100	44,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,800	9,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	06/01/39	9,190	9,190,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.21%	06/01/25	1,740	1,740,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC-Bank of Montreal)(b)(f)	0.10%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/36	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	12/01/33	26,000	26,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.13%	08/01/30	5,700	5,700,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	05/01/30	500	500,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.)(f)	0.20%	05/01/33	800	800,000
Total Variable Rate Demand Notes (Cost $2,074,718,364)				2,074,718,364

Other Bonds & Notes–5.98%
American Honda Finance Corp., Unsec. Notes(b)(c)(d)	0.33%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Global Notes	2.10%	01/07/14	5,000	5,067,454
JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.37%	06/07/13	200,000	200,000,000
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	02/28/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(b)(d)	0.75%	11/01/13	75,000	75,242,664
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(d)	0.34%	03/18/14	200,000	200,000,000
Unsec. Medium-Term Notes(d)	0.36%	03/20/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.39%	03/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,205,310,118)				1,205,310,118
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.77% (Cost $16,075,792,586)				16,075,792,586

			Repurchase Amount
Repurchase Agreements–20.78%(g)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	400,001,778	400,000,000
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(h)	0.15%	05/02/13	150,054,375	150,000,000
Bank of Montreal, Term agreement dated 01/07/13, maturing value $200,060,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,062,822; 2.35%-6.00%, 12/01/22-11/20/42)(h)	0.18%	03/08/13	200,060,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Joint term agreement dated 01/07/13, aggregate maturing value $300,066,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 2.17%-5.00%, 09/01/26-11/01/42)(h)	0.17%	04/08/13	$225,049,937	$225,000,000
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations valued at $52,500,000; 1.36%-6.88%, 04/14/14-05/15/35)(b)(i)	0.26%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.39%-5.73%, 12/01/18-09/01/44)	0.18%	03/01/13	500,002,500	500,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Mortgage-Backed securities & other instruments valued at $333,900,049; 0%-16.77%, 09/25/17-12/25/59)(b)(i)	0.41%	—	—	318,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	208,161,056	208,160,015
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $306,772,643 (collateralized by Mortgage-backed securities & other instruments valued at $334,706,528; 0%-9.38%, 02/15/22-08/15/56)	0.61%	04/04/13	306,772,643	305,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value $368,349,191 (collateralized by Mortgage-backed securities & other instruments valued at $404,747,974; 0%-7.00%, 03/25/16-12/12/49)(h)	0.56%	04/29/13	368,349,191	368,000,000
RBC Capital Markets Corp., Joint term agreement dated 01/11/13, aggregate maturing value $400,093,333 (collateralized by U.S. Government sponsored agency obligations valued at $409,105,293; 2.26%-4.50%, 06/01/36-02/01/43)(h)	0.14%	03/12/13	300,070,000	300,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value $250,052,500 (collateralized by Corporate obligations valued at $262,500,001; 0%-11.00%, 03/31/13-12/31/99)(b)(h)	0.27%	03/27/13	250,052,500	250,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	392,001,960	392,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.25%-4.25%, 11/15/14-02/15/23)	0.17%	03/01/13	100,000,472	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	325,001,444	325,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 1.56%-6.50%, 12/01/19-03/01/43)	0.18%	03/01/13	97,356,825	97,356,338
Total Repurchase Agreements (Cost $4,188,516,353)				4,188,516,353
TOTAL INVESTMENTS(j)(k)–100.55% (Cost $20,264,308,939)				20,264,308,939
OTHER ASSETS LESS LIABILITIES–(0.55)%				(110,811,721)
NET ASSETS–100.00%				$20,153,497,218

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.3%; Canada: 12.2%; Netherlands: 8.2%; Japan: 5.6%; France: 5.2%; other countries less than 5% each: 12.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $6,398,946,558, which represented 31.75% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
JPMorgan Chase Bank, N.A.	5.0%

Portfolio Composition by Maturity

In days, as of 2/28/13

1–7	39.3%
8–30	11.4
31–60	20.2
61–90	8.3
91–180	10.6
181+	10.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–52.96%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.58%
Atlantis One Funding Corp.(b)(c)	0.20%	03/01/13	$147,000	$147,000,000

Asset-Backed Securities–Fully Supported Bank–16.94%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.16%	03/01/13	100,000	100,000,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.19%	03/01/13	50,000	50,000,000
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	20,000	19,996,089
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/16/13	92,000	91,974,138
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.19%	03/13/13	38,000	37,997,593
Gemini Securitization Corp., LLC (CEP-Deutsche Bank AG)(b)(c)	0.24%	03/15/13	25,000	24,997,667
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/11/13	100,000	99,977,222
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	20,000	19,997,589
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.22%	03/25/13	20,000	19,997,067
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/19/13	50,000	49,986,389
Working Capital Management LP (CEP-Mizuho Corporate Bank, Ltd.)(b)(c)	0.24%	03/05/13	29,200	29,199,221
				544,122,975

Asset-Backed Securities–Multi-Purpose–9.81%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.16%	03/06/13	65,000	64,998,556
Nieuw Amsterdam Receivables Corp.(b)(c)	0.17%	04/02/13	50,000	49,992,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/04/13	50,000	49,999,208
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	150,000	149,985,750
				314,975,958

Diversified Banks–17.65%
Caisse de Depots et Consignations(b)(c)	0.19%	03/04/13	20,000	19,999,683
Caisse de Depots et Consignations(b)(c)	0.19%	03/05/13	100,000	99,997,889
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/08/13	100,000	99,996,500
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/11/13	47,000	46,997,650
Societe Generale North America, Inc.(c)	0.25%	04/12/13	150,000	149,957,125
Sumitomo Mitsui Banking Corp.(b)(c)	0.19%	03/04/13	150,000	149,997,625
				566,946,472

Diversified Capital Markets–2.07%
Deutsche Bank Financial LLC(c)	0.20%	04/09/13	66,500	66,485,592

Regional Banks–1.91%
ANZ National (Int’l) Ltd.(b)(c)	0.15%	03/13/13	19,500	19,499,025
Commonwealth Bank of Australia(b)(c)	0.16%	03/15/13	41,816	41,813,398
				61,312,423
Total Commercial Paper (Cost $1,700,843,420)				1,700,843,420

Certificates of Deposit–14.54%
Bank of Montreal(c)	0.18%	03/11/13	130,000	130,000,000
Citibank, N.A.	0.19%	03/18/13	30,000	30,000,000
Mizuho Corporate Bank, Ltd.(c)	0.21%	03/01/13	120,000	120,000,000
Norinchukin Bank (The)(c)	0.17%	03/06/13	62,000	62,000,000
Norinchukin Bank (The)(c)	0.20%	04/05/13	55,000	55,000,000
Swedbank AB(c)	0.18%	03/14/13	70,000	70,000,000
Total Certificates of Deposit (Cost $467,000,000)				467,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–12.30%(d)
Credit Enhanced–12.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(e)	0.20%	06/01/29	$2,500	$2,500,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.)(b)(e)	0.13%	10/01/25	3,490	3,490,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(e)	0.12%	11/01/40	6,700	6,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.09%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(e)	0.11%	03/01/34	2,000	2,000,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	31,500	31,500,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(e)	0.11%	12/01/28	5,655	5,655,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(e)	0.12%	01/01/18	7,370	7,370,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(e)	0.11%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	08/01/28	12,175	12,175,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	08/15/25	3,000	3,000,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.10%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(e)	0.09%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/30	19,670	19,670,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/38	17,985	17,985,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/35	5,590	5,590,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(c)(e)	0.13%	07/01/38	13,055	13,055,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	3,695	3,695,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/18	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.)(e)	0.10%	04/01/32	$5,600	$5,600,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(e)	0.11%	04/01/32	2,345	2,345,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.13%	09/01/27	2,935	2,935,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/23	5,970	5,970,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.)(e)	0.13%	05/01/34	3,000	3,000,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(c)(e)	0.11%	12/01/38	20,750	20,750,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce)(c)(e)	0.11%	03/01/36	11,000	11,000,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	11/01/25	3,100	3,100,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/33	17,855	17,855,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	06/01/30	11,100	11,100,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/35	5,680	5,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	7,000	7,000,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	03/01/36	5,900	5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	05/01/30	2,500	2,500,000
Total Variable Rate Demand Notes (Cost $395,130,000)				395,130,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.80% (Cost $2,562,973,420)				2,562,973,420

			Repurchase Amount

Repurchase Agreements–20.20%(f)
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value of $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(g)	0.15%	05/02/13	25,009,062	25,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Asset-backed securities valued at $52,500,571; 0.54%-0.91%, 04/12/39-09/07/41)(c)(h)	0.41%	—	—	50,000,000
HSBC Securities (USA) Inc., Joint agreement dated 02/28/13, aggregate maturing value of $600,003,167 (collateralized by U.S. Government sponsored agency obligations valued at $612,003,894; 2.50%-6.50%, 04/01/17-03/01/43)	0.19%	03/01/13	150,000,792	150,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $45,261,538 (collateralized by Asset-backed securities & other instruments valued at $48,763,229; 0%-13.63%, 03/31/16-04/15/47)	0.61%	04/04/13	45,261,538	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value of $55,052,189 (collateralized by Asset-backed securities & other instruments valued at $60,184,305; 0%-8.50%, 10/08/14-04/15/47)(g)	0.56%	04/29/13	55,052,189	55,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.50%-3.50%, 05/01/42-01/01/43)	0.17%	03/01/13	$23,586,611	$23,586,500
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 3.50%-4.00%, 01/01/42-05/01/42)	0.18%	03/01/13	150,000,750	150,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value of $100,004,472 (collateralized by Municipal obligations & other instruments valued at $105,000,001; 0%-6.35%, 07/29/13-07/01/57)(c)(g)	0.23%	03/06/13	100,004,472	100,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	50,000,250	50,000,000
Total Repurchase Agreements (Cost $648,586,500)				648,586,500
TOTAL INVESTMENTS(i)(j)–100.00% (Cost $3,211,559,920)				3,211,559,920
OTHER ASSETS LESS LIABILITIES–0.00%				67,021
NET ASSETS–100.00%				$3,211,626,941

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing

PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $1,340,896,553, which represented 41.75% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 17.6%; United Kingdom: 11.2%; Netherlands: 9.7%; France: 9.0%; Canada: 7.5%; other countries less than 5% each: 17.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Entity	Percentage
Lloyds TSB Bank PLC	5.1%

Portfolio Composition by Maturity

In days, as of 2/28/13

1-7	57.4%
8-30	21.5
31-60	21.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–49.68%
U.S. Treasury Bills–42.41%(a)
U.S. Treasury Bills	0.07%	04/04/13	$150,000	$149,990,083
U.S. Treasury Bills	0.14%	04/04/13	200,000	199,973,867
U.S. Treasury Bills	0.15%	04/11/13	245,000	244,959,262
U.S. Treasury Bills	0.10%	04/18/13	400,000	399,949,333
U.S. Treasury Bills	0.15%	04/18/13	250,000	249,950,834
U.S. Treasury Bills	0.07%	04/25/13	300,000	299,967,917
U.S. Treasury Bills	0.13%	04/25/13	300,000	299,940,417
U.S. Treasury Bills	0.15%	04/25/13	250,000	249,944,236
U.S. Treasury Bills	0.09%	05/02/13	340,000	339,950,228
U.S. Treasury Bills	0.15%	05/02/13	245,000	244,935,864
U.S. Treasury Bills	0.07%	05/09/13	350,000	349,953,042
U.S. Treasury Bills	0.14%	05/09/13	250,000	249,931,479
U.S. Treasury Bills	0.08%	05/16/13	400,000	399,930,333
U.S. Treasury Bills	0.11%	05/16/13	100,000	99,977,834
U.S. Treasury Bills	0.12%	05/23/13	500,000	499,861,667
U.S. Treasury Bills	0.14%	05/23/13	150,000	149,952,621
U.S. Treasury Bills	0.13%	05/30/13	400,000	399,874,000
U.S. Treasury Bills	0.14%	05/30/13	290,000	289,896,325
U.S. Treasury Bills	0.11%	07/05/13	250,000	249,903,750
U.S. Treasury Bills	0.10%	07/11/13	300,000	299,888,900
U.S. Treasury Bills	0.11%	07/18/13	300,000	299,878,375
U.S. Treasury Bills	0.10%	07/25/13	300,000	299,878,333
U.S. Treasury Bills	0.11%	07/25/13	250,000	249,892,528
U.S. Treasury Bills	0.11%	08/01/13	300,000	299,866,125
U.S. Treasury Bills	0.11%	08/08/13	300,000	299,852,000
U.S. Treasury Bills	0.12%	08/15/13	300,000	299,839,958
U.S. Treasury Bills	0.13%	08/29/13	300,000	299,802,408
				7,717,741,719

U.S. Treasury Notes–7.27%
U.S. Treasury Notes	1.75%	04/15/13	320,000	320,630,776
U.S. Treasury Notes	1.38%	05/15/13	500,000	501,285,141
U.S. Treasury Notes	0.75%	08/15/13	250,000	250,698,940
U.S. Treasury Notes	0.25%	10/31/13	250,000	250,137,402
				1,322,752,259
Total U.S. Treasury Securities (Cost $9,040,493,978)				9,040,493,978
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.68% (Cost $9,040,493,978)				9,040,493,978

			Repurchase Amount
Repurchase Agreements–50.31%(b)
Bank of Montreal, Term agreement dated 02/14/13, maturing value of $500,093,194 (collateralized by U.S. Treasury obligations valued at $510,000,106; 0.63%-2.75%, 03/31/14-11/30/17)(c)	0.11%	04/16/13	500,093,194	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 02/27/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.63%-1.50%, 07/31/16-02/28/18)(c)	0.10%	04/29/13	$250,042,361	$250,000,000
Barclays Capital Inc., Agreement dated 02/28/13, maturing value of $285,001,267 (collateralized by U.S. Treasury obligation valued at $290,700,063; 0.25%, 06/30/14)	0.16%	03/01/13	285,001,267	285,000,000
Barclays Capital Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,016; 0.25%-3.13%, 08/31/13-11/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/13, maturing value of $280,001,244 (collateralized by U.S. Treasury obligations valued at $285,600,084; 0.88%-2.25%, 04/30/17-07/31/18)	0.16%	03/01/13	280,001,244	280,000,000
BNP Paribas Securities Corp., Term agreement dated 01/28/13, maturing value of $500,103,889 (collateralized by U.S. Treasury obligations valued at $510,000,080; 1.25%-1.88%, 07/15/19-07/15/20)	0.11%	04/29/13	500,103,889	500,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,062; 1.25%-3.88%, 07/15/20-04/15/29)	0.10%	04/15/13	500,075,000	500,000,000
CIBC World Markets Corp., Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,002,142; 0.25%-5.38%, 03/15/14-02/15/43)	0.16%	03/01/13	200,000,889	200,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-6.38%, 04/30/14-08/15/42)	0.16%	03/01/13	500,002,222	500,000,000
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-7.13%, 05/31/13-02/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,034; 0.25%-4.25%, 05/15/13-09/15/15)	0.16%	03/01/13	500,002,222	500,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 02/28/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,479; 0%, 11/15/37-05/15/40)	0.16%	03/01/13	100,000,444	100,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	43,991,812	43,991,592
Deutsche Bank Securities Inc., Term agreement dated 01/07/13, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0.38%-6.38%, 08/31/13-04/15/32)(c)	0.15%	04/08/13	500,189,583	500,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,199; 0.13%-2.00%, 07/31/17-02/15/23)	0.16%	03/01/13	500,002,222	500,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $200,000,778 (collateralized by U.S. Treasury obligation valued at $204,000,045; 0.63%, 02/15/43)	0.14%	03/01/13	200,000,778	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $31,816,483 (collateralized by U.S. Treasury obligation valued at $32,452,747; 0%, 08/22/13)	0.14%	03/01/13	31,816,483	31,816,359
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/07/13, maturing value of $500,175,000 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.25%-2.50%, 03/31/14-07/15/16)(c)	0.14%	05/08/13	500,175,000	500,000,000
Morgan Stanley, Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,029; 1.25%, 03/15/14)	0.16%	03/01/13	200,000,089	200,000,000
RBC Capital Markets Corp., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.25%-4.13%, 02/15/14-08/15/22)	0.16%	03/01/13	500,002,222	500,000,000
RBC Capital Markets Corp., Term agreement dated 02/13/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,060; 0%-4.50%, 04/15/13-04/15/29)(c)	0.10%	04/15/13	250,042,361	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBS Securities Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,433; 1.25%-2.00%, 04/15/14-07/15/20)	0.16%	03/01/13	$500,002,222	$500,000,000
RBS Securities Inc., Term agreement dated 01/31/13, maturing value of $300,082,500 (collateralized by U.S. Treasury obligations valued at $306,004,182; 0.13%-2.00%, 01/15/14-01/15/22)(c)	0.11%	05/01/13	300,082,500	300,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $480,002,133 (collateralized by U.S. Treasury obligations valued at $489,600,030; 0.13%-3.88%, 04/15/15-04/15/29)	0.16%	03/01/13	415,001,844	415,000,000
Societe Generale, Term agreement dated 02/26/13, maturing value of $500,007,778 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0.13%-2.50%, 01/15/14-01/15/29)(c)	0.08%	03/05/13	500,007,778	500,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	100,000,444	100,000,000
Total Repurchase Agreements (Cost $9,155,807,951)				9,155,807,951
TOTAL INVESTMENTS(d)–99.99% (Cost $18,196,301,929)				18,196,301,929
OTHER ASSETS LESS LIABILITIES–0.01%				2,411,244
NET ASSETS–100.00%				$18,198,713,173

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	50.3%
8–30	0.0
31–60	13.3
61–90	15.6
91–180	17.8
181+	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–54.43%
Federal Farm Credit Bank (FFCB)–5.39%
Bonds(a)	0.20%	04/02/13	$50,000	$50,000,000
Bonds(a)	0.18%	03/08/13	50,000	49,999,805
Bonds(a)	0.30%	05/03/13	20,000	20,003,157
Unsec. Bonds(a)	0.20%	07/02/13	54,000	54,005,841
Unsec. Bonds(a)	0.18%	01/14/14	25,000	24,997,793
Unsec. Notes(a)	0.13%	07/24/13	80,000	80,000,000
Unsec. Notes(a)	0.15%	01/14/14	75,000	74,993,249
				353,999,845

Federal Home Loan Bank (FHLB)–27.46%
Unsec. Bonds(a)	0.06%	04/09/13	60,000	60,000,000
Unsec. Bonds(a)	0.14%	04/18/13	65,000	65,000,000
Unsec. Bonds	0.23%	04/22/13	50,000	50,004,935
Unsec. Bonds(a)	0.16%	04/25/13	65,000	64,999,034
Unsec. Bonds	0.25%	07/17/13	50,000	49,999,376
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,472
Unsec. Bonds (a)	0.16%	02/05/14	75,000	75,000,000
Unsec. Disc. Notes(b)	0.16%	04/05/13	50,000	49,992,465
Unsec. Disc. Notes (b)	0.11%	04/05/13	50,000	49,994,896
Unsec. Disc. Notes(b)	0.16%	04/12/13	50,000	49,990,958
Unsec. Disc. Notes(b)	0.17%	04/17/13	50,000	49,988,903
Unsec. Disc. Notes(b)	0.17%	04/19/13	50,000	49,988,430
Unsec. Disc. Notes(b)	0.09%	04/24/13	75,000	74,990,437
Unsec. Disc. Notes(b)	0.13%	04/26/13	65,000	64,987,361
Unsec. Disc. Notes(b)	0.16%	05/08/13	50,000	49,984,889
Unsec. Disc. Notes(b)	0.13%	05/22/13	50,000	49,984,853
Unsec. Disc. Notes(b)	0.16%	05/24/13	100,000	99,962,667
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,979,975
Unsec. Disc. Notes(b)	0.11%	07/19/13	50,000	49,978,611
Unsec. Global Bonds	0.11%	07/17/13	50,000	49,995,783
Unsec. Global Bonds (a)	0.14%	07/25/13	80,000	80,000,000
Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,996,778
Unsec. Global Bonds	0.12%	08/13/13	50,000	49,990,670
Unsec. Global Bonds(a)	0.21%	04/04/14	80,000	79,986,683
Unsec. Global Notes(a)	0.16%	04/25/13	75,000	75,001,058
Unsec. Global Notes(a)	0.15%	05/28/13	75,000	74,998,739
Unsec. Global Notes(a)	0.17%	06/04/13	75,000	74,998,030
Unsec. Global Notes (a)	0.16%	02/28/14	60,000	59,991,171
Unsec. Notes(a)	0.14%	09/10/13	75,000	74,983,846
				1,804,770,020

Federal Home Loan Mortgage Corp. (FHLMC)–7.35%
Unsec. Disc. Notes(b)	0.16%	04/01/13	75,000	74,989,667
Unsec. Disc. Notes(b)	0.15%	04/08/13	50,000	49,991,872
Unsec. Disc. Notes(b)	0.13%	04/16/13	58,150	58,140,712
Unsec. Disc. Notes(b)	0.16%	04/18/13	50,000	49,989,334
Unsec. Disc. Notes(b)	0.16%	04/24/13	50,000	49,988,000
Unsec. Disc. Notes(b)	0.10%	05/06/13	50,000	49,991,292
Unsec. Disc. Notes(b)	0.10%	05/14/13	50,000	49,989,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(b)	0.14%	07/09/13	$50,000	$49,974,722
Unsec. Disc. Notes(b)	0.11%	07/15/13	50,000	49,979,222
				483,034,543

Federal National Mortgage Association (FNMA)–13.47%
Unsec. Disc. Notes(b)	0.15%	03/20/13	70,000	69,994,458
Unsec. Disc. Notes(b)	0.12%	04/17/13	100,000	99,984,333
Unsec. Disc. Notes(b)	0.17%	04/24/13	50,000	49,987,625
Unsec. Disc. Notes(b)	0.17%	05/08/13	50,000	49,983,945
Unsec. Disc. Notes(b)	0.16%	05/22/13	50,000	49,981,778
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,980,222
Unsec. Disc. Notes(b)	0.10%	06/03/13	50,000	49,986,945
Unsec. Disc. Notes(b)	0.13%	06/10/13	50,000	49,981,483
Unsec. Disc. Notes(b)	0.10%	06/10/13	50,000	49,985,973
Unsec. Disc. Notes(b)	0.11%	07/01/13	60,000	59,977,633
Unsec. Disc. Notes(b)	0.14%	07/02/13	50,000	49,976,083
Unsec. Disc. Notes(b)	0.11%	07/17/13	50,000	49,978,917
Unsec. Disc. Notes(b)	0.11%	07/22/13	50,000	49,978,153
Unsec. Disc. Notes(b)	0.11%	07/25/13	55,000	54,975,464
Unsec. Disc. Notes(b)	0.15%	09/03/13	50,000	49,961,250
Unsec. Global Notes	1.75%	05/07/13	50,000	50,145,873
				884,860,135

Overseas Private Investment Corp. (OPIC)–0.76%
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	50,000	50,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,576,664,543)				3,576,664,543

U.S. Treasury Securities–4.64%
U.S. Treasury Bills–4.64%(b)
U.S. Treasury Bills	0.14%	04/04/13	75,000	74,990,083
U.S. Treasury Bills	0.13%	04/25/13	75,000	74,985,104
U.S. Treasury Bills	0.07%	05/09/13	50,000	49,993,292
U.S. Treasury Bills	0.11%	07/25/13	50,000	49,978,708
U.S. Treasury Bills	0.11%	08/01/13	55,000	54,975,223
Total U.S. Treasury Securities (Cost $304,922,410)				304,922,410
TOTAL INVESTMENTS (excluding Repurchase Agreements)–59.07% (Cost $3,881,586,953)				3,881,586,953

			Repurchase Amount
Repurchase Agreements–40.94%(d)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	100,000,444	100,000,000
Bank of Montreal, Joint term agreement dated 02/25/13, aggregate maturing value of $300,060,000 (collateralized by U.S. Treasury obligations valued at $306,000,064; 0.25%-3.13%, 02/28/14-02/15/43)(e)	0.12%	04/26/13	250,050,000	250,000,000
BMO Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,962; 0%-0.3%, 05/16/13-03/26/15)	0.17%	03/01/13	35,001,165	35,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $250,037,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,207; 0.45%-3.30%, 12/28/15-08/08/35)(e)	0.10%	04/15/13	250,037,500	250,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/13, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,217; 0%-7.10%, 03/20/13-04/01/56)	0.18%	03/01/13	185,000,925	185,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $250,004,861 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,850; 0%-6.63%, 03/08/13-04/01/56)(e)	0.10%	03/06/13	$250,004,861	$250,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $250,001,181 (collateralized by U.S. Treasury obligation valued at $255,000,003; 2%, 01/15/14)	0.17%	03/01/13	250,001,181	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	74,463,053	74,462,681
Deutsche Bank Securities Inc., Joint term agreement dated 01/07/13, aggregate maturing value of $350,141,556 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,353; 0%-6.75%, 03/08/13-06/12/37)(e)	0.16%	04/08/13	275,111,222	275,000,000
Goldman, Sachs & Co., Agreement dated 02/28/13, maturing value $300,001,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,167; 0%-3.00%, 05/20/13-01/18/28)	0.18%	03/01/13	300,001,500	300,000,000
RBS Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,003,201; 0%-9.38%, 07/15/13-04/15/30)	0.17%	03/01/13	330,001,558	330,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligation valued at $102,000,608; 0%, 01/15/21)	0.17%	03/01/13	15,384,776	15,384,703
Societe Generale, Term agreement dated 02/26/13, maturing value of $300,005,250 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,430; 0%-6.25%, 03/21/13-07/15/37)(e)	0.09%	03/05/13	300,005,250	300,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	75,000,333	75,000,000
Total Repurchase Agreements (Cost $2,689,847,384)				2,689,847,384
TOTAL INVESTMENTS(f)–100.01% (Cost $6,571,434,337)				6,571,434,337
OTHER ASSETS LESS LIABILITIES -(0.01)%				(545,134)
NET ASSETS–100.00%				$6,570,889,203

Investment Abbreviations:

COP	— Certificates of Participation
Disc.	— Discounted
Gtd.	— Guaranteed

Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	41.7%
8–30	1.8
31–60	20.4
61–90	10.6
91–180	18.1
181+	7.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–69.77%
Federal Farm Credit Bank (FFCB)–14.94%
Bonds(a)	0.18%	03/08/13	$10,000	$9,999,961
Bonds(a)	0.30%	04/11/13	15,000	15,001,702
Bonds(a)	0.18%	06/04/13	14,400	14,399,429
Disc. Notes(b)	0.01%	03/01/13	25,000	25,000,000
Disc. Notes(b)	0.05%	03/11/13	18,000	17,999,750
Disc. Notes(b)	0.10%	05/20/13	15,000	14,996,667
Disc. Notes(b)	0.10%	07/18/13	15,000	14,994,208
Sr. Unsec. Notes(a)	0.17%	04/17/13	18,300	18,301,273
Unsec. Notes(a)	0.18%	08/26/13	15,000	15,000,000
Unsec. Notes(a)	0.15%	01/14/14	5,000	4,999,550
				150,692,540

Federal Home Loan Bank (FHLB)–52.35%
Unsec. Bonds(a)	0.06%	04/09/13	15,000	15,000,000
Unsec. Bonds(a)	0.14%	04/18/13	15,000	15,000,000
Unsec. Bonds	0.23%	04/22/13	12,000	12,001,184
Unsec. Bonds(a)	0.16%	04/25/13	10,000	9,999,851
Unsec. Disc. Notes(b)	0.00%	03/01/13	17,359	17,359,000
Unsec. Disc. Notes(b)	0.06%	03/08/13	5,995	5,994,936
Unsec. Disc. Notes(b)	0.09%	03/13/13	30,000	29,999,100
Unsec. Disc. Notes(b)	0.07%	03/15/13	16,500	16,499,583
Unsec. Disc. Notes(b)	0.10%	03/15/13	25,000	24,999,028
Unsec. Disc. Notes(b)	0.11%	03/15/13	24,592	24,590,948
Unsec. Disc. Notes(b)	0.12%	03/20/13	25,000	24,998,417
Unsec. Disc. Notes(b)	0.12%	03/27/13	25,000	24,997,833
Unsec. Disc. Notes(b)	0.07%	04/03/13	20,000	19,998,717
Unsec. Disc. Notes(b)	0.11%	04/05/13	11,600	11,598,759
Unsec. Disc. Notes(b)	0.08%	04/17/13	12,500	12,498,694
Unsec. Disc. Notes(b)	0.11%	04/17/13	15,000	14,997,846
Unsec. Disc. Notes(b)	0.08%	04/19/13	30,000	29,996,733
Unsec. Disc. Notes(b)	0.08%	05/01/13	40,000	39,994,578
Unsec. Disc. Notes(b)	0.10%	05/02/13	15,000	14,997,417
Unsec. Disc. Notes(b)	0.08%	05/03/13	24,750	24,746,483
Unsec. Disc. Notes(b)	0.16%	05/03/13	10,000	9,997,200
Unsec. Disc. Notes(b)	0.09%	05/08/13	15,000	14,997,450
Unsec. Disc. Notes(b)	0.13%	05/08/13	15,000	14,996,458
Unsec. Disc. Notes(b)	0.10%	05/15/13	8,945	8,943,136
Unsec. Disc. Notes(b)	0.11%	05/15/13	15,000	14,996,563
Unsec. Disc. Notes(b)	0.10%	06/12/13	15,000	14,995,708
Unsec. Disc. Notes(b)	0.10%	07/05/13	6,500	6,497,725
Unsec. Disc. Notes(b)	0.13%	08/09/13	12,500	12,492,733
Unsec. Global Notes(a)	0.16%	04/25/13	15,000	15,000,212
Unsec. Global Notes(a)	0.17%	06/04/13	15,000	14,999,606
Unsec. Notes(a)	0.14%	09/10/13	10,000	9,997,846
				528,183,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee Valley Authority (TVA)–2.48%
Unsec. Disc. Notes(b)	0.09%	03/14/13	$25,000	$24,999,233
Total U.S. Government Sponsored Agency Securities (Cost $703,875,517)				703,875,517

U.S. Treasury Securities–30.23%
U.S. Treasury Bills–29.24%(b)
U.S. Treasury Bills	0.09%	03/14/13	25,000	24,999,187
U.S. Treasury Bills	0.11%	03/21/13	20,000	19,998,778
U.S. Treasury Bills	0.10%	03/28/13	25,000	24,998,125
U.S. Treasury Bills	0.05%	04/04/13	15,000	14,999,277
U.S. Treasury Bills	0.06%	04/11/13	15,000	14,999,060
U.S. Treasury Bills	0.06%	04/18/13	15,000	14,998,800
U.S. Treasury Bills	0.10%	04/18/13	20,000	19,997,467
U.S. Treasury Bills	0.06%	04/25/13	15,000	14,998,740
U.S. Treasury Bills	0.13%	04/25/13	50,000	49,990,069
U.S. Treasury Bills	0.10%	05/02/13	15,000	14,997,417
U.S. Treasury Bills	0.12%	05/23/13	20,000	19,994,467
U.S. Treasury Bills	0.12%	05/30/13	15,000	14,995,688
U.S. Treasury Bills	0.11%	07/25/13	15,000	14,993,612
U.S. Treasury Bills	0.10%	08/01/13	15,000	14,993,625
U.S. Treasury Bills	0.13%	08/29/13	15,000	14,990,196
				294,944,508

U.S. Treasury Notes–0.99%
U.S. Treasury Notes	1.75%	04/15/13	10,000	10,019,718
Total U.S. Treasury Securities (Cost $304,964,226)				304,964,226
TOTAL INVESTMENTS(c)–100.00% (Cost $1,008,839,743)				1,008,839,743
OTHER ASSETS LESS LIABILITIES–(0.00)%				(37,327)
NET ASSETS–100.00%				$1,008,802,416

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured
Sr.	– Senior

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	4.2%
8–30	27.3
31–60	32.7
61–90	19.2
91–180	13.7
181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.08%
Alabama–0.46%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$1,000	$1,044,660
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	04/01/28	3,000	3,000,000
				4,044,660

Alaska–0.15%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,292,750

Arizona–2.34%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.14%	08/01/15	7,440	7,440,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.14%	12/01/37	13,195	13,195,000
				20,635,000

Colorado–3.04%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	07/01/34	2,025	2,025,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA)(c)	0.11%	02/15/28	2,100	2,100,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.31%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	07/01/21	4,280	4,280,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	12/01/38	2,100	2,100,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas)(c)(d)(e)	0.75%	12/01/30	6,950	6,950,000
				26,740,000

District of Columbia–0.58%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.27%	01/01/29	5,105	5,105,000

Florida–4.59%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)(c)	0.11%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.12%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	04/01/20	2,525	2,525,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	07/01/32	13,000	13,000,000
St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	06/01/33	10,500	10,500,000
				40,415,000

Georgia–2.88%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	01/01/21	4,815	4,815,000
Georgia (State of); Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	8,500	8,537,817
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.12%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	11/15/32	$3,920	$3,920,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)(c)(f)	0.11%	08/01/24	3,950	3,950,000
				25,322,817

Hawaii–2.84%
Hawai’i Pacific Health (Department of Budget and Finance of the State of Hawai’i); Series 2004 B, VRD Special Purpose RB (LOC-JP Morgan Chase Bank, N.A.)(c)(d)	0.13%	07/01/33	25,000	25,000,000

Idaho–0.69%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,035,126

Illinois–8.95%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada)(c)(d)(e)	0.11%	01/01/37	5,000	5,000,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/36	6,940	6,940,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.11%	03/01/30	14,845	14,845,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,004,974
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.)(c)(d)	0.11%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.21%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(c)	0.09%	12/01/46	2,000	2,000,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/37	7,975	7,975,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.13%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(c)(d)	0.41%	11/01/24	980	980,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	08/15/25	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(c)(d)	0.12%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,378,677
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/15/22	4,300	4,300,000
				78,813,651

Indiana–5.03%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	04/01/36	7,150	7,150,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	08/01/37	2,425	2,425,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	12/01/23	3,545	3,545,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/32	9,230	9,230,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	06/01/40	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	02/01/25	1,835	1,835,000
Indiana University; Series 2012 V-1, Ref. Tax Exempt Student Fee RB	2.50%	08/01/13	1,520	1,534,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/38	$14,000	$14,000,000
Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,550,343
				44,269,676

Iowa–0.43%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)(c)	0.10%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/16/13	1,800	1,806,162
				3,806,162

Kansas–0.51%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)(f)	0.11%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,014,016
				4,514,016

Kentucky–1.67%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/30	14,700	14,700,000

Maryland–2.07%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	5,000	5,064,997
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,112,831
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/32	4,970	4,970,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/28	2,075	2,075,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/33	4,990	4,990,000
				18,212,828

Massachusetts–1.10%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	09/01/38	4,600	4,600,000
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	04/01/28	5,050	5,050,000
				9,650,000

Michigan–2.80%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.12%	08/15/32	1,615	1,615,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/31	600	600,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,272,934
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	04/01/22	6,570	6,570,000
				24,672,934

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.13%	04/01/37	5,835	5,835,000
Minnesota (State of); Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/13	1,000	1,020,283
				6,855,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–1.02%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.10%	12/01/30	$1,000	$1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	04/01/37	8,000	8,000,000
				9,000,000

Missouri–2.67%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.26%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP-FNMA)(c)	0.10%	11/15/26	1,650	1,650,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC-FHLB of Des Moines)(c)(d)	0.11%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.14%	12/01/27	14,500	14,500,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.)(c)(d)(f)	0.12%	12/01/15	3,950	3,950,000
				23,515,000

New Hampshire–2.44%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	10/01/33	14,465	14,465,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	09/01/37	980	980,000
				21,445,000

New Mexico–0.55%
Bernalillo (County of); Series 2013, Unlimited Tax GO Bonds	3.00%	08/15/13	1,100	1,113,035
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	3,690	3,690,000
				4,803,035

New York–4.11%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	10/01/32	7,710	7,710,000
Metropolitan Transportation Authority (Dedicated Tax Fund); Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.09%	11/01/31	3,485	3,485,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(c)(d)	0.10%	12/01/29	25,000	25,000,000
				36,195,000

North Carolina–1.74%
North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,000,000
North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.11%	12/01/36	9,300	9,300,000
Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,000,000
Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,009,508
				15,309,508

Ohio–6.88%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/01/37	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Middletown (City of) (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	11/15/39	$11,000	$11,000,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	05/01/26	4,450	4,450,000
Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	11/01/27	13,000	13,000,000
				60,550,000

Oregon–0.36%
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,158,175

Pennsylvania–13.75%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (c)(d)(e)	0.10%	05/15/37	32,750	32,750,000
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia)(c)(d)(e)	0.12%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	03/01/30	11,820	11,820,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	09/01/18	2,305	2,305,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.06%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	10/15/25	7,390	7,390,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	09/01/28	7,625	7,625,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(d)(e)	0.13%	07/01/38	30,000	30,000,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.14%	04/01/20	1,800	1,800,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	07/01/26	6,985	6,985,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/24	6,915	6,915,000
				121,090,000

Rhode Island–2.04%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.14%	09/01/37	18,000	18,000,000

Tennessee–1.55%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	1,000	1,027,813
Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,285,196
				13,688,009

Texas–8.02%
Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.14%	04/12/13	7,000	7,000,000
Series 2009 H-2, GO Commercial Paper Notes	0.15%	04/05/13	5,000	5,000,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,045,602
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	919,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)(c)	0.13%	02/15/27	$7,760	$7,760,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(c)	0.11%	05/01/42	13,690	13,690,000
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	16,500	16,689,602
				70,604,956

Utah–1.66%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.21%	06/01/21	2,500	2,500,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	9,000	9,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(c)	0.16%	04/01/42	3,125	3,125,000
				14,625,000

Vermont–0.19%
Vermont (State of); Series 2012 F, Unlimited Tax GO Bonds	2.00%	08/15/13	1,660	1,673,669

Virginia–1.55%
Fredericksburg (City of); Series 2011 A, Unlimited Tax GO Bonds	4.00%	07/15/13	1,540	1,561,884
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.13%	08/01/32	7,800	7,800,000
Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.16%	12/01/34	1,570	1,570,000
Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,000,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.17%	12/01/19	740	740,000
				13,671,884

Washington–1.31%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC-Bank of New York Mellon)(c)(d)	0.11%	04/01/36	11,000	11,000,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(c)	0.10%	11/01/25	500	500,000
				11,500,000

West Virginia–0.75%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.12%	01/01/34	6,600	6,600,000

Wisconsin–5.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(c)(d)	0.11%	10/01/42	5,220	5,220,000
Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	09/01/40	6,040	6,040,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/37	4,890	4,890,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)(f)	0.28%	07/01/14	730	730,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	12/01/32	8,805	8,805,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	08/15/34	2,000	2,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/30	19,300	19,300,000
				46,985,000

Wyoming–3.24%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	5,460	5,460,000
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(d)(e)	0.12%	01/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	$13,060	$13,060,000
				28,520,000
TOTAL INVESTMENTS(h)(i)–100.08% (Cost $881,019,139)				881,019,139
OTHER ASSETS LESS LIABILITIES–(0.08)%				(664,042)
NET ASSETS–100.00%				$880,355,097

Investment Abbreviations:

BAN	–	Bond Anticipation Notes
CEP	–	Credit Enhancement Provider
Ctfs.	–	Certificates
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GO	–	General Obligation
IDR	–	Industrial Development Revenue Bonds
LOC	–	Letter of Credit
MFH	–	Multi-Family Housing

PCR	–	Pollution Control Revenue Bonds
PUTTERs	–	Putable Tax-Exempt Receipts
RAN	–	Revenue Anticipation Notes
RB	–	Revenue Bonds
Ref.	–	Refunding
Sr.	–	Senior
TAN	–	Tax Anticipation Notes
TRAN	–	Tax and Revenue Anticipation Notes
VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: countries less than 5% each: 11.7%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $36,650,000, which represented 4.16% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.2%
PNC Bank, N.A.	9.6
Wells Fargo Bank, N.A.	9.1
U.S. Bank, N.A.	6.7
Federal National Mortgage Association	5.9
TD Bank, N.A.	5.7
Federal Home Loan Mortgage Corp.	5.2

Portfolio Composition by Maturity

In days, as of 2/29/12

1–7	90.2%
31–60	2.5
61–90	0.2
91–180	2.0
181+	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,075,792,586	$2,562,973,420	$9,040,493,978	$3,881,586,953	$1,008,839,743	$881,019,139
Repurchase agreements, at value and cost	4,188,516,353	648,586,500	9,155,807,951	2,689,847,384	—	—
Total investments, at value and cost	20,264,308,939	3,211,559,920	18,196,301,929	6,571,434,337	1,008,839,743	881,019,139
Cash	—	—	—	—	91,850	1,069,236
Receivable for:
Investments sold	1,160,009	1,025,000	—	—	—	725,000
Interest	3,777,094	142,097	4,671,185	763,035	18,679	1,017,477
Fund expenses absorbed	254,533	165,775	1,140,347	477,166	15,705	77,132
Investment for trustee deferred compensation and retirement plans	546,096	259,528	265,526	111,061	51,074	98,543
Other assets	31,539	165,726	59,226	53,848	29,027	45,672
Total assets	20,270,078,210	3,213,318,046	18,202,438,213	6,572,839,447	1,009,046,078	884,052,199

Liabilities:
Payable for:
Investments purchased	109,971,569	—	—	—	—	3,113,035
Amount due custodian	177,163	27,683	—	92,028	—	—
Dividends	1,776,697	226,152	287,844	101,631	31,809	61,949
Accrued fees to affiliates	535,105	195,269	1,153,725	567,997	50,023	65,418
Accrued operating expenses	366,943	67,889	243,471	214,381	29,052	30,780
Accrued trustees’ and officers’ fees and benefits	43,504	9,430	34,914	15,779	4,823	4,460
Trustee deferred compensation and retirement plans	3,710,011	1,164,682	2,005,086	958,428	127,955	421,460
Total liabilities	116,580,992	1,691,105	3,725,040	1,950,244	243,662	3,697,102
Net assets applicable to shares outstanding	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

Net assets consist of:
Shares of beneficial interest	$20,151,248,772	$3,210,438,168	$18,198,644,303	$6,570,757,494	$1,008,786,182	$880,483,475
Undistributed net investment income	2,468,884	840,366	664,475	622,710	11,260	(50,202)
Undistributed net realized gain (loss)	(220,438)	348,407	(595,605)	(491,001)	4,974	(78,176)
	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$17,526,037,551	$2,153,092,814	$8,415,743,750	$4,288,134,231	$940,611,471	$624,359,994
Private Investment Class	$365,346,638	$128,127,607	$844,471,953	$428,442,381	$24,532,015	$64,856,318
Personal Investment Class	$107,748,509	$92,787,116	$150,789,811	$14,932,247	$4,005,836	$2,723,669
Cash Management Class	$638,904,022	$464,108,998	$5,721,381,025	$722,406,989	$31,813,588	$83,677,295
Reserve Class	$106,666,428	$13,824,910	$54,692,721	$240,808,556	$1,303,292	$30,130,849
Resource Class	$93,911,397	$52,288,878	$326,076,473	$137,379,057	$6,526,199	$18,165,740
Corporate Class	$1,314,882,673	$307,396,618	$2,685,557,440	$738,785,742	$10,015	$56,441,232

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,524,083,958	2,153,085,776	8,415,456,875	4,288,078,484	940,575,723	624,356,208
Private Investment Class	365,305,046	128,127,173	844,443,571	428,436,957	24,531,219	64,855,935
Personal Investment Class	107,736,604	92,786,853	150,784,738	14,932,060	4,005,687	2,723,653
Cash Management Class	638,829,768	464,107,553	5,721,167,078	722,397,009	31,812,400	83,676,795
Reserve Class	106,654,971	13,824,871	54,690,986	240,805,479	1,303,243	30,130,668
Resource Class	93,901,094	52,288,716	326,065,525	137,377,038	6,525,955	18,165,630
Corporate Class	1,314,736,828	307,395,658	2,685,471,536	738,777,142	10,016	56,440,894
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$30,133,737	$3,207,726	$11,428,389	$5,085,632	$390,800	$696,195

Expenses:
Advisory fees	15,452,001	2,270,681	12,093,440	3,169,813	539,845	903,393
Administrative services fees	547,067	283,441	479,896	333,122	96,270	104,510
Custodian fees	416,244	67,999	309,184	199,950	13,467	14,922
Distribution fees:
Private Investment Class	844,509	380,503	1,841,037	985,950	87,626	176,012
Personal Investment Class	384,144	363,545	459,744	60,838	15,958	10,665
Cash Management Class	427,562	201,499	2,878,969	450,156	11,402	39,894
Reserve Class	561,812	71,644	226,224	1,284,492	6,555	146,265
Resource Class	114,237	45,112	323,134	151,126	9,655	16,466
Corporate Class	299,958	24,666	321,637	82,287	2	6,195
Transfer agent fees	927,120	136,133	725,606	346,721	31,847	35,074
Trustees’ and officers’ fees and benefits	256,388	51,050	217,209	88,050	18,757	21,242
Other	426,937	126,713	316,496	286,402	72,755	79,793
Total expenses	20,657,979	4,022,986	20,192,576	7,438,907	904,139	1,554,431
Less: Fees waived	(5,142,919)	(2,541,907)	(10,412,654)	(3,150,049)	(606,428)	(1,120,863)
Net expenses	15,515,060	1,481,079	9,779,922	4,288,858	297,711	433,568
Net investment income	14,618,677	1,726,647	1,648,467	796,774	93,089	262,627

Realized and unrealized gain from:
Net realized gain from Investment securities	146,248	53,914	28,846	1,425	4,974	396
Net increase in net assets resulting from operations	$14,764,925	$1,780,561	$1,677,313	$798,199	$98,063	$263,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$14,618,677	$25,157,094	$1,726,647	$2,123,775
Net realized gain	146,248	(293,864)	53,914	294,493
Net increase in net assets resulting from operations	14,764,925	24,863,230	1,780,561	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(12,880,778)	(22,653,197)	(956,810)	(1,970,544)
Private Investment Class	(33,902)	(91,059)	(48,647)	(159,676)
Personal Investment Class	(10,281)	(20,510)	(31,763)	(56,186)
Cash Management Class	(315,687)	(549,401)	(133,183)	(298,814)
Reserve Class	(11,278)	(20,900)	(4,501)	(5,540)
Resource Class	(11,464)	(32,103)	(14,578)	(22,143)
Corporate Class	(1,253,615)	(1,891,596)	(67,926)	(75,876)
Total distributions from net investment income	(14,517,005)	(25,258,766)	(1,257,408)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions-net:
Institutional Class	1,473,935,340	811,900,804	(184,925,143)	445,421,945
Private Investment Class	(7,102,030)	(129,163,894)	(31,704,173)	(107,860,105)
Personal Investment Class	5,117,491	(5,049,935)	20,422,282	(12,026,107)
Cash Management Class	(146,777,544)	(781,536,081)	105,733,378	(93,221,563)
Reserve Class	9,430,021	6,998,794	(2,566,480)	9,601,823
Resource Class	(47,150,490)	(35,990,962)	(2,143,609)	25,248,010
Corporate Class	(622,246,709)	78,500,235	210,755,471	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	665,206,079	(54,341,039)	115,571,726	261,190,619
Net increase (decrease) in net assets	665,453,999	(54,736,575)	116,094,879	261,020,108

Net assets:
Beginning of period	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of period*	$20,153,497,218	$19,488,043,219	$3,211,626,941	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,884	$2,367,212	$840,366	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$1,648,467	$3,238,690	$796,774	$1,738,760
Net realized gain	28,846	50,407	1,425	27,193
Net increase in net assets resulting from operations	1,677,313	3,289,097	798,199	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(732,149)	(1,086,755)	(566,130)	(1,033,531)
Private Investment Class	(73,909)	(155,889)	(39,577)	(91,310)
Personal Investment Class	(12,299)	(32,903)	(1,629)	(2,868)
Cash Management Class	(577,907)	(1,375,936)	(93,426)	(300,323)
Reserve Class	(4,540)	(16,233)	(25,785)	(45,177)
Resource Class	(32,430)	(56,850)	(15,165)	(45,960)
Corporate Class	(215,233)	(514,124)	(55,062)	(219,591)
Total distributions from net investment income	(1,648,467)	(3,238,690)	(796,774)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions-net:
Institutional Class	1,401,383,407	1,834,112,962	515,974,863	(1,883,220,830)
Private Investment Class	36,419,968	(36,853,689)	46,478,786	(167,828,533)
Personal Investment Class	23,953,878	(58,382,432)	1,377,785	(1,134,450)
Cash Management Class	792,265,128	(1,449,829,654)	48,891,984	(1,000,924,066)
Reserve Class	29,503,980	(123,454,493)	(23,479,048)	193,913,087
Resource Class	49,740,991	(17,144,597)	(13,521,334)	(121,226,628)
Corporate Class	682,805,166	146,476,752	233,796,736	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	3,016,072,518	294,924,849	809,519,772	(3,819,655,830)
Net increase (decrease) in net assets	3,015,476,913	294,040,227	809,028,771	(3,819,803,659)

Net assets:
Beginning of period	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of period*	$18,198,713,173	$15,183,236,260	$6,570,889,203	$5,761,860,432
* Includes accumulated undistributed net investment income	$664,475	$664,475	$622,710	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$93,089	$163,684	$262,627	$474,942
Net realized gain	4,974	13,675	396	—
Net increase in net assets resulting from operations	98,063	177,359	263,023	474,942

Distributions to shareholders from net investment income:
Institutional Class	(84,266)	(143,288)	(183,475)	(313,662)
Private Investment Class	(4,140)	(7,051)	(21,813)	(49,272)
Personal Investment Class	(530)	(941)	(928)	(2,080)
Cash Management Class	(2,851)	(6,788)	(26,239)	(62,337)
Reserve Class	(164)	(417)	(9,915)	(14,456)
Resource Class	(1,136)	(2,984)	(4,993)	(12,162)
Corporate Class	(2)	(2,215)	(15,264)	(20,973)
Total distributions from net investment income	(93,089)	(163,684)	(262,627)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions-net:
Institutional Class	508,765,902	55,882,200	129,061,856	(6,724,666)
Private Investment Class	(13,915,447)	(9,209,433)	(30,971,633)	(3,000,673)
Personal Investment Class	(539,894)	(255,316)	(22,513)	(1,467,962)
Cash Management Class	(1,633,929)	(5,916,215)	7,170,281	(29,853,031)
Reserve Class	(45,884)	477,453	4,775,142	7,073,577
Resource Class	(5,391,224)	(5,164,314)	(10,188,723)	3,754,782
Corporate Class	2	(50,832,006)	29,120,674	(634,156)
Net increase (decrease) in net assets resulting from share transactions	487,239,526	(15,017,631)	128,945,084	(30,852,129)
Net increase (decrease) in net assets	487,244,500	(15,051,952)	128,945,480	(30,852,129)

Net assets:
Beginning of period	521,557,916	536,609,868	751,409,617	782,261,746
End of period*	$1,008,802,416	$521,557,916	$880,355,097	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio,

42                         Short-Term Investments Trust

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to

43                         Short-Term Investments Trust

ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

44                         Short-Term Investments Trust

For the six months ended February 28, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,594,723	$—
STIC Prime Portfolio	1,282,497	262,207
Treasury Portfolio	2,850,474	1,551,816
Government & Agency Portfolio	—	221,287
Government TaxAdvantage Portfolio	284,159	191,077
Tax-Free Cash Reserve Portfolio	179,251	546,129

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$283,014	$214,119	N/A	$414,732	$37,541	N/A
STIC Prime Portfolio	209,193	255,196	$114,863	60,462	30,640	$19,067
Treasury Portfolio	1,101,217	336,614	2,277,400	196,587	257,021	312,681
Government & Agency Portfolio	576,061	43,991	326,240	1,107,162	114,909	62,556
Government TaxAdvantage Portfolio	43,811	11,702	9,121	5,702	7,723	2
Tax-Free Cash Reserve Portfolio	88,001	7,820	31,913	127,245	13,172	6,195

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 28, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$337,804	$102,439	$85,512	$73,035	N/A	N/A
STIC Prime Portfolio	152,201	96,945	40,300	9,314	$9,022	N/A
Treasury Portfolio	736,415	122,599	575,794	29,409	64,627	N/A
Government & Agency Portfolio	394,380	16,223	90,031	166,984	30,225	N/A
Government TaxAdvantage Portfolio	43,813	4,255	2,280	852	1,931	N/A
Tax-Free Cash Reserve Portfolio	88,006	2,844	7,979	19,015	3,293	N/A

Certain	officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in these Funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$481,261,459	$648,274,846	$—
STIC Prime Portfolio	162,658,734	129,062,064	—
Tax-Free Cash Reserve Portfolio	690,334,620	502,395,213	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

During the six months ended February 28, 2013, the Funds in aggregate paid legal fees of $604 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	48,737,834,636	$48,737,834,636	89,348,642,488	$89,348,642,488
Private Investment Class	689,008,392	689,008,392	1,457,491,082	1,457,491,082
Personal Investment Class	159,398,478	159,398,478	394,000,581	394,000,581
Cash Management Class	2,595,279,687	2,595,279,687	4,943,022,425	4,943,022,425
Reserve Class	516,367,263	516,367,263	798,059,349	798,059,349
Resource Class	259,227,594	259,227,594	949,447,727	949,447,727
Corporate Class	7,622,756,885	7,622,756,885	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	4,867,153	4,867,153	7,977,164	7,977,164
Private Investment Class	11,177	11,177	28,241	28,241
Personal Investment Class	8,430	8,430	16,939	16,939
Cash Management Class	160,229	160,229	243,762	243,762
Reserve Class	11,243	11,243	20,656	20,656
Resource Class	11,980	11,980	31,545	31,545
Corporate Class	717,413	717,413	652,399	652,399

Reacquired:
Institutional Class	(47,268,766,449)	(47,268,766,449)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(696,121,599)	(696,121,599)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(154,289,417)	(154,289,417)	(399,067,455)	(399,067,455)
Cash Management	(2,742,217,460)	(2,742,217,460)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(506,948,485)	(506,948,485)	(791,081,211)	(791,081,211)
Resource Class	(306,390,064)	(306,390,064)	(985,470,234)	(985,470,234)
Corporate Class	(8,245,721,007)	(8,245,721,007)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	665,206,079	$665,206,079	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,332,465,079	$3,332,465,079	8,818,749,285	$8,818,749,285
Private Investment Class	518,419,454	518,419,454	1,646,112,321	1,646,112,321
Personal Investment Class	1,027,698,289	1,027,698,289	2,023,470,801	2,023,470,801
Cash Management Class	1,181,999,476	1,181,999,476	2,918,490,012	2,918,490,012
Reserve Class	21,488,367	21,488,367	59,987,205	59,987,205
Resource Class	53,598,056	53,598,056	120,292,226	120,292,226
Corporate Class	850,836,107	850,836,107	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	259,770	259,770	522,849	522,849
Private Investment Class	19,618	19,618	90,389	90,389
Personal Investment Class	19,536	19,536	44,770	44,770
Cash Management Class	35,712	35,712	157,787	157,787
Reserve Class	3,791	3,791	4,815	4,815
Resource Class	10,700	10,700	18,083	18,083
Corporate Class	49,603	49,603	73,178	73,178

Reacquired:
Institutional Class	(3,517,649,992)	(3,517,649,992)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(550,143,245)	(550,143,245)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(1,007,295,543)	(1,007,295,543)	(2,035,541,678)	(2,035,541,678)
Cash Management	(1,076,301,810)	(1,076,301,810)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(24,058,638)	(24,058,638)	(50,390,197)	(50,390,197)
Resource Class	(55,752,365)	(55,752,365)	(95,062,299)	(95,062,299)
Corporate Class	(640,130,239)	(640,130,239)	(962,480,637)	(962,480,637)
Net increase in share activity	115,571,726	$115,571,726	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	14,101,363,874	$14,101,363,874	25,684,885,613	$25,684,885,613
Private Investment Class	1,299,738,193	1,299,738,193	6,307,904,112	6,307,904,112
Personal Investment Class	577,262,761	577,262,761	1,107,149,443	1,107,149,443
Cash Management Class	16,551,438,036	16,551,438,036	36,590,448,616	36,590,448,616
Reserve Class	106,858,844	106,858,844	550,118,652	550,118,652
Resource Class	259,299,361	259,299,361	438,220,116	438,220,116
Corporate Class	8,164,230,364	8,164,230,364	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	614,469	614,469	692,335	692,335
Private Investment Class	33,505	33,505	45,128	45,128
Personal Investment Class	16,844	16,844	41,597	41,597
Cash Management Class	79,050	79,050	199,968	199,968
Reserve Class	5,448	5,448	21,779	21,779
Resource Class	15,896	15,896	30,503	30,503
Corporate Class	114,621	114,621	281,122	281,122

Reacquired:
Institutional Class	(12,700,594,936)	(12,700,594,936)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(1,263,351,730)	(1,263,351,730)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(553,325,727)	(553,325,727)	(1,165,573,472)	(1,165,573,472)
Cash Management	(15,759,251,958)	(15,759,251,958)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(77,360,312)	(77,360,312)	(673,594,924)	(673,594,924)
Resource Class	(209,574,266)	(209,574,266)	(455,395,216)	(455,395,216)
Corporate Class	(7,481,539,819)	(7,481,539,819)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	3,016,072,518	$3,016,072,518	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	24,827,489,547	$24,827,489,547	50,116,831,608	$50,116,831,608
Private Investment Class	735,469,777	735,469,777	1,978,700,678	1,978,700,678
Personal Investment Class	52,563,315	52,563,315	101,374,961	101,374,961
Cash Management Class	5,043,637,641	5,043,637,641	11,662,178,713	11,662,178,713
Reserve Class	292,307,613	292,307,613	638,520,807	638,520,807
Resource Class	552,425,741	552,425,741	1,474,848,113	1,474,848,113
Corporate Class	2,688,502,189	2,688,502,189	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	403,333	403,333	624,554	624,554
Private Investment Class	17,039	17,039	17,647	17,647
Personal Investment Class	77	77	109	109
Cash Management Class	90,893	90,893	125,442	125,442
Reserve Class	24,913	24,913	16,199	16,199
Resource Class	17,968	17,968	31,833	31,833
Corporate Class	29,521	29,521	103,232	103,232

Reacquired:
Institutional Class	(24,311,918,017)	(24,311,918,017)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(689,008,030)	(689,008,030)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(51,185,607)	(51,185,607)	(102,509,520)	(102,509,520)
Cash Management	(4,994,836,550)	(4,994,836,550)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(315,811,574)	(315,811,574)	(444,623,919)	(444,623,919)
Resource Class	(565,965,043)	(565,965,043)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(2,454,734,974)	(2,454,734,974)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	809,519,772	$809,519,772	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,829,926,211	$1,829,926,211	3,731,626,851	$3,731,626,851
Private Investment Class	112,110,441	112,110,441	253,690,624	253,690,624
Personal Investment Class	5,801,182	5,801,182	10,327,891	10,327,891
Cash Management Class	36,176,595	36,176,595	43,621,575	43,621,575
Reserve Class	172,454	172,454	3,860,999	3,860,999
Resource Class	1,924,738	1,924,738	17,935,727	17,935,727
Corporate Class	—	—	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	50,301	50,301	147,439	147,439
Private Investment Class	1,802	1,802	4,337	4,337
Cash Management Class	2,318	2,318	10,599	10,599
Reserve Class	145	145	645	645
Resource Class	1,102	1,102	3,478	3,478
Corporate Class	2	2	2,178	2,178

Reacquired:
Institutional Class	(1,321,210,610)	(1,321,210,610)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(126,027,690)	(126,027,690)	(262,904,394)	(262,904,394)
Personal Investment Class	(6,341,076)	(6,341,076)	(10,583,207)	(10,583,207)
Cash Management	(37,812,842)	(37,812,842)	(49,548,389)	(49,548,389)
Reserve Class	(218,483)	(218,483)	(3,384,191)	(3,384,191)
Resource Class	(7,317,064)	(7,317,064)	(23,103,519)	(23,103,519)
Corporate Class	—	—	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	487,239,526	$487,239,526	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	800,732,072	$800,732,072	1,171,103,042	$1,171,103,042
Private Investment Class	81,421,611	81,421,611	235,527,922	235,527,922
Personal Investment Class	1,213,976	1,213,976	5,675,300	5,675,300
Cash Management Class	76,566,366	76,566,366	338,249,957	338,249,957
Reserve Class	33,018,381	33,018,381	83,892,175	83,892,175
Resource Class	27,053,670	27,053,670	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	37,253	37,253	62,811	62,811
Private Investment Class	15,512	15,512	29,076	29,076
Personal Investment Class	365	365	822	822
Cash Management Class	15,941	15,941	46,142	46,142
Reserve Class	8,151	8,151	14,273	14,273
Resource Class	3,977	3,977	10,887	10,887
Corporate Class	7,291	7,291	20,706	20,706

Reacquired:
Institutional Class	(671,707,469)	(671,707,469)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(112,408,756)	(112,408,756)	(238,557,671)	(238,557,671)
Personal Investment Class	(1,236,854)	(1,236,854)	(7,144,084)	(7,144,084)
Cash Management	(69,412,026)	(69,412,026)	(368,149,130)	(368,149,130)
Reserve Class	(28,251,390)	(28,251,390)	(76,832,871)	(76,832,871)
Resource Class	(37,246,370)	(37,246,370)	(39,094,880)	(39,094,880)
Corporate Class	(50,915,191)	(50,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	128,945,084	$128,945,084	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/13	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.06%	$1,314,883	0.17	%(c)	0.20	%(c)	0.12	%(c)
Year ended 08/31/12	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,937,039	0.17		0.21		0.12
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,858,584	0.17		0.20		0.12
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	3,675,221	0.17		0.21		0.17
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.27	6,080,137	0.19		0.24		1.14
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.77	2,491,241	0.15		0.20		3.61
STIC Prime Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	307,397	0.09	(c)	0.22	(c)	0.12	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	96,655	0.14		0.23		0.06
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.08	102,632	0.16		0.22		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	271,611	0.17		0.22		0.12
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.86	133,882	0.20		0.26		0.90
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.60	389,172	0.15		0.21		3.43
Treasury Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	2,685,557	0.13	(c)	0.21	(c)	0.01	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	2,002,611	0.08		0.21		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,856,324	0.11		0.21		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,553,767	0.15		0.21		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	2,039,501	0.18		0.23		0.34
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	859,460	0.15		0.21		2.63
Government & Agency Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	738,786	0.14	(c)	0.17	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	505,026	0.10		0.16		0.03
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,344,281	0.13		0.16		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,170,076	0.16		0.16		0.08
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.70	1,798,303	0.17		0.18		0.57
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.39	27,199	0.15		0.17		3.25
Government TaxAdvantage Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	10	0.09	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	10	0.07		0.25		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	50,842	0.10		0.29		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,010	0.15		0.29		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.56	15	0.18		0.33		0.48
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.24	14	0.15		0.27		3.27
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	56,441	0.11	(c)	0.33	(c)	0.07	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,320	0.13		0.33		0.06
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	27,954	0.24		0.32		0.05
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	713	0.27		0.32		0.05
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.88	46,528	0.30		0.34		1.01
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.71	42,829	0.25	(d)	0.28	(d)	1.73	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.24	146,677	0.25		0.28		3.20

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $2,016,289, $165,807, $2,162,016, $553,127, $10 and $41,642 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Corporate Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/13)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.60	$0.84	$1,023.95	$0.85	0.17%
STIC Prime Portfolio	1,000.00	1,000.40	0.60	1,024.20	0.60	0.12
Treasury Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Government & Agency Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.45	1,024.35	0.45	0.09
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.25	0.55	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2012, through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. The annualized expense ratio for STIC Prime Portfolio has been restated to reflect estimated ongoing expenses. The annualized expense ratio prior to restatement was 0.09%.
[3]	The actual expenses paid during the period prior to restatement were $0.45 for STIC Prime Portfolio.
[4]	The hypothetical expenses paid during the period prior to restatement were $0.45 for STIC Prime Portfolio.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287        CM-STIT-SAR-2                Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Institutional Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
37	Financial Statements
42	Notes to Financial Statements
54	Financial Highlights
55	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/13
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	35 days	64 days	$17.5 billion
STIC Prime	10 - 23 days	13 days	14 days	2.1 billion
Treasury	27 - 50 days	50 days	50 days	8.4 billion
Government & Agency	28 - 49 days	41 days	66 days	4.2 billion
Government TaxAdvantage	24 - 48 days	48 days	58 days	940.6 million
Tax-Free Cash Reserve	17 - 29 days	21 days	21 days	624.3 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

The period covered by this report continued to be characterized by accommodative central bank monetary policy. In September 2012, the US Federal Reserve (the Fed) announced a third round of quantitative easing which included open-ended purchases of $40 billion in mortgage-backed securities per month.[1] And to replace Operation Twist, which was set to expire at the end of December 2012, the Fed announced that it would begin purchasing $45 billion in Treasuries per month.1 These policies kept short-term interest rates low, creating a challenging environment for money market funds.

At the end of December 2012, the Federal Deposit Insurance Corporation’s unlimited deposit insurance facility expired, meaning that deposits would no longer be insured above $250,000.[2] Earlier concerns that investors would move their uninsured cash balances from bank accounts into short-term instruments, driving rates lower, did not materialize. While money market funds experienced some inflows when unlimited deposit insurance expired, it appeared that the uncertainty of the fiscal cliff was responsible for driving investors to seek out the safety and stability of money market funds at year end.

Overall, moderate economic growth and low inflation in 2012 created a supportive environment for fixed income credit. The Fed has indicated its intention to maintain its accommodative policies until the unemployment rate falls below 6.5% or until inflation exceeds 2%, so it may keep its target policy rate low through 2015.[1]

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	US Federal Reserve
2	Federal Deposit Insurance Corporation

3                Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.30%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.00%
Atlantis One Funding Corp.(b)(c)	0.18%	03/08/13	$80,000	$79,997,200
Atlantis One Funding Corp.(b)(c)	0.21%	03/18/13	200,000	199,980,166
Atlantis One Funding Corp.(b)(c)	0.42%	03/18/13	75,000	74,985,125
Atlantis One Funding Corp.(b)(c)	0.46%	03/06/13	250,000	249,984,028
				604,946,519

Asset-Backed Securities–Consumer Receivables–3.71%
Barton Capital LLC(c)	0.35%	03/06/13	41,600	41,598,007
Old Line Funding, LLC(c)	0.21%	05/15/13	100,000	99,956,250
Old Line Funding, LLC(c)	0.22%	06/03/13	50,000	49,971,278
Old Line Funding, LLC(c)	0.32%	04/10/13	50,000	49,982,222
Old Line Funding, LLC(c)	0.32%	04/15/13	150,000	149,940,000
Salisbury Receivables Co., LLC(c)	0.20%	03/11/13	51,600	51,597,133
Salisbury Receivables Co., LLC(c)	0.22%	04/10/13	130,000	129,968,222
Thunder Bay Funding, LLC(c)	0.21%	06/05/13	50,000	49,972,000
Thunder Bay Funding, LLC(c)	0.22%	04/15/13	75,000	74,979,375
Thunder Bay Funding, LLC(c)	0.32%	04/15/13	50,000	49,980,000
				747,944,487

Asset-Backed Securities–Diversified Banks–2.35%
Collateralized Commercial Paper Co., LLC	0.38%	07/31/13	118,600	118,409,713
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	60,600	60,502,131
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,373,400
Collateralized Commercial Paper II Co., LLC(c)	0.35%	08/26/13	88,000	87,847,711
				474,132,955

Asset-Backed Securities–Fully Supported–1.19%
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.30%	07/16/13	25,000	24,971,458
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.33%	05/15/13	35,000	34,975,938
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.41%	04/04/13	179,700	179,630,416
				239,577,812

Asset-Backed Securities–Fully Supported Bank–6.96%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.18%	03/21/13	100,000	99,990,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.22%	03/19/13	50,022	50,016,498
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	132,000	131,974,187
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/08/13	138,000	137,967,953
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.23%	03/18/13	75,000	74,991,854
Concord Minutemen Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/05/13	200,000	199,993,111
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/07/13	100,000	99,994,833
Fairway Finance Co., LLC (CEP-Bank of Montreal)(b)(c)	0.20%	04/10/13	30,000	29,993,333
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/28/13	100,000	99,985,000
Legacy Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	145,000	144,982,519
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	0.22%	03/12/13	97,000	96,993,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.23%	03/18/13	$36,000	$35,996,090
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.19%	03/20/13	50,195	50,189,967
				1,403,064,950

Asset-Backed Securities–Multi-Purpose–1.96%
Jupiter Securitization Co. LLC(c)	0.27%	08/27/13	50,000	49,932,875
Jupiter Securitization Co. LLC(c)	0.23%	06/07/13	50,000	49,968,695
Mont Blanc Capital Corp.(b)(c)	0.29%	06/03/13	50,000	49,962,139
Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	04/08/13	66,300	66,287,403
Nieuw Amsterdam Receivables Corp.(b)(c)	0.25%	05/07/13	100,000	99,953,472
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	35,000	34,996,675
Regency Markets No. 1, LLC(b)(c)	0.18%	03/27/13	44,268	44,262,245
				395,363,504

Asset-Backed Securities–Securities–0.16%
Scaldis Capital Ltd./LLC(b)(c)	0.18%	03/13/13	33,000	32,998,020

Asset-Backed Securities–Trade Receivables–0.61%
Market Street Funding LLC(c)	0.19%	05/10/13	66,618	66,593,389
Market Street Funding LLC(c)	0.22%	03/12/13	57,000	56,996,168
				123,589,557

Consumer Finance–0.35%
Toyota Motor Credit Corp.(b)	0.23%	07/05/13	70,000	69,943,650

Diversified Banks–15.24%
Bank of China(b)	0.21%	05/22/13	120,000	119,942,600
Bank of Montreal(b)	0.30%	07/01/13	200,000	199,800,056
Bank of Nova Scotia(b)	0.24%	04/04/13	100,000	99,977,806
Bank of Nova Scotia(b)	0.24%	04/02/13	125,000	124,973,333
Barclays Collateralized Funding Note(b)(c)	0.50%	04/23/13	183,000	183,000,000
BNP Paribas Finance Inc.(b)	0.12%	03/01/13	3,100	3,100,000
Caisse de Depots et Consignations(b)(c)	0.25%	04/15/13	75,000	74,976,562
ING (US) Funding LLC(b)	0.28%	05/13/13	30,000	29,982,967
ING (US) Funding LLC(b)	0.29%	05/22/13	75,000	74,951,312
ING (US) Funding LLC(b)	0.29%	05/01/13	59,690	59,660,669
ING (US) Funding LLC(b)	0.30%	05/01/13	100,000	99,950,014
ING (US) Funding LLC(b)	0.30%	05/02/13	50,000	49,974,597
Mizuho Funding, LLC(b)(c)	0.19%	03/08/13	100,000	99,996,306
National Australia Funding Delaware Inc.(b)(c)	0.20%	04/02/13	100,000	99,982,667
Oversea-Chinese Banking Corp. Ltd.(b)	0.18%	04/08/13	21,000	20,996,010
Oversea-Chinese Banking Corp. Ltd.(b)	0.19%	05/03/13	100,000	99,966,750
Rabobank USA Financial Corp.(b)	0.28%	07/08/13	100,000	99,899,667
Rabobank USA Financial Corp.(b)	0.40%	03/21/13	200,000	199,955,555
Societe Generale North America, Inc.(b)	0.25%	04/01/13	100,000	99,978,472
Societe Generale North America, Inc.(b)	0.29%	04/02/13	225,000	224,942,000
Societe Generale North America, Inc.(b)	0.30%	03/04/13	175,000	174,995,698
Societe Generale North America, Inc.(b)	0.31%	03/04/13	350,000	349,991,104
Standard Chartered Bank(b)(c)	0.25%	04/09/13	260,000	259,929,583
Standard Chartered Bank(b)(c)	0.26%	03/01/13	100,000	100,000,000
Standard Chartered Bank(b)(c)	0.27%	06/05/13	121,000	120,912,880
				3,071,836,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–1.12%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.50%	02/11/14	$25,000	$24,879,514
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/06/13	50,000	49,929,944
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/07/13	50,000	49,929,222
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	11/05/13	50,000	49,820,167
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,991,111
				224,549,958

Pharmaceuticals–0.01%
Pfizer Inc.(c)	0.60%	03/01/13	1,000	1,000,000

Regional Banks–7.15%
Banque et Caisse d’Epargne de I’Etat(b)	0.23%	04/09/13	75,000	74,981,312
Banque et Caisse d’Epargne de I’Etat(b)	0.27%	03/01/13	70,000	70,000,000
HSBC USA Inc.(b)	0.24%	03/27/13	100,000	99,982,667
HSBC USA Inc.(b)	0.26%	03/28/13	75,000	74,985,375
HSBC USA Inc.(b)	0.30%	04/01/13	90,000	89,976,750
HSBC USA Inc.(b)	0.30%	04/05/13	50,000	49,985,417
HSBC USA Inc.(b)	0.30%	07/08/13	100,000	99,892,500
HSBC USA Inc.(b)	0.31%	07/12/13	19,000	18,978,240
HSBC USA Inc.(b)	0.32%	05/10/13	80,000	79,950,222
Macquarie Bank Ltd.(b)(c)	0.23%	05/29/13	50,000	49,971,569
Macquarie Bank Ltd.(b)(c)	0.23%	05/21/13	49,000	48,974,643
Mitsubishi UFJ Trust & Banking Corp.(b)	0.17%	03/01/13	78,000	78,000,000
Nationwide Building Society(b)(c)	0.30%	06/21/13	75,000	74,930,000
Nationwide Building Society(b)(c)	0.33%	07/15/13	50,000	49,937,667
Nordea North America Inc.(b)	0.23%	05/30/13	200,000	199,887,500
Nordea North America Inc.(b)	0.24%	05/22/13	100,000	99,946,472
Nordea North America Inc.(b)	0.24%	05/24/13	38,000	37,979,163
Svenska Handelsbanken, Inc.(b)(c)	0.21%	05/06/13	138,000	137,946,870
Swedbank A.B.(b)	0.14%	03/13/13	5,000	4,999,775
				1,441,306,142

Soft Drinks–2.00%
Coca-Cola Co.(c)	0.19%	07/02/13	100,000	99,935,083
Coca-Cola Co.(c)	0.21%	05/06/13	50,000	49,980,750
Coca-Cola Co.(c)	0.22%	05/06/13	67,500	67,472,775
Coca-Cola Co.(c)	0.24%	04/04/13	185,950	185,907,852
				403,296,460

Specialized Finance–1.49%
Kreditanstalt fur Wiederaufbau(b)(c)	0.20%	04/09/13	100,000	99,978,333
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/01/13	100,000	99,981,056
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/02/13	100,000	99,980,444
				299,939,833
Total Commercial Paper (Cost $9,533,490,455)				9,533,490,455

Certificates of Deposit–16.19%
Bank of Montreal(b)(d)	0.37%	03/12/14	200,000	200,000,000
Bank of Nova Scotia(b)	0.24%	04/03/13	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.30%	08/06/13	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.36%	03/28/14	120,100	120,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(b)(d)	0.37%	03/11/14	$100,000	$100,000,000
Barclays Bank PLC(b)(d)	0.35%	06/17/13	450,000	450,000,000
Citibank, N.A.	0.19%	03/18/13	209,000	209,000,000
Landesbank Hessen-Thurin(b)	0.33%	05/08/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(b)	0.19%	03/12/13	100,000	100,000,000
Nationwide Building Society (United Kingdom)(b)	0.28%	03/13/13	175,000	174,983,682
Norinchukin Bank (The)(b)	0.20%	03/07/13	300,000	300,000,000
Norinchukin Bank (The)(b)	0.20%	04/04/13	80,000	80,000,000
Rabobank Nederland(b)	0.26%	09/03/13	60,000	60,000,000
Rabobank Nederland(b)	0.40%	04/02/13	155,000	155,000,000
Royal Bank of Canada(b)(d)	0.36%	03/04/14	300,000	300,000,000
Svenska Handelsbanken A.B.(b)	0.22%	04/17/13	150,000	150,000,977
Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.16%	03/01/13	52,588	52,588,408
Toronto-Dominion Bank(b)	0.22%	08/13/13	60,600	60,600,000
Toronto-Dominion Bank(b)	0.23%	08/07/13	150,000	150,000,000
Toronto-Dominion Bank(b)	0.27%	05/20/13	115,000	115,000,000
Toronto-Dominion Bank(b)	0.32%	03/15/13	75,000	75,000,582
Total Certificates of Deposit (Cost $3,262,273,649)				3,262,273,649

Variable Rate Demand Notes–10.30%(e)
Credit Enhanced–10.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	06/01/29	850	850,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	10/01/33	7,465	7,465,000
Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	12/01/33	22,660	22,660,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.)(f)	0.12%	12/01/23	1,990	1,990,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago)(f)	0.11%	12/01/36	6,670	6,670,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.13%	02/01/31	8,535	8,535,000
Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(f)	0.17%	11/01/37	1,940	1,940,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/39	24,700	24,700,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/35	6,260	6,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	$1,850	$1,850,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	07/01/41	46,300	46,300,000
California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC)(b)(f)	0.08%	05/01/40	30,000	30,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	07/01/38	945	945,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.)(f)	0.09%	09/01/33	26,525	26,525,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,010	2,010,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/33	3,175	3,175,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/37	16,675	16,675,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/33	24,775	24,775,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	11/01/38	3,410	3,410,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/15	3,385	3,385,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.11%	03/01/34	8,400	8,400,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/39	6,865	6,865,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/30	28,080	28,080,000
Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(f)	0.16%	06/01/43	6,000	6,000,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.10%	06/15/25	7,040	7,040,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	09/01/36	3,645	3,645,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/36	9,800	9,800,000
Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/26	15,500	15,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	0.17%	11/01/30	1,765	1,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	$8,500	$8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.)(c)(f)	0.09%	07/01/24	12,260	12,260,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.11%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.13%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/01/24	1,000	1,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	03/01/30	39,800	39,800,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	12/01/34	7,010	7,010,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	13,385	13,385,000
Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	02/01/35	2,385	2,385,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.10%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/31	3,880	3,879,954
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.12%	07/01/33	12,740	12,740,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/21	15,500	15,500,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/23	4,965	4,965,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(b)(f)	0.12%	01/01/18	5,345	5,345,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/19	12,035	12,035,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/27	10,000	10,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	11/01/25	4,600	4,600,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	06/01/24	25,000	25,000,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.)(f)	0.12%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.)(c)(f)	0.13%	10/01/17	2,200	2,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.)(f)	0.13%	09/01/24	1,100	1,100,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/35	5,060	5,060,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/29	$3,100	$3,100,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(f)	0.20%	06/01/17	1,129	1,129,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/39	7,500	7,500,000
Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/32	17,600	17,600,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/15	450	450,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(f)	0.41%	11/01/24	100	100,000
Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.)(f)	0.10%	01/01/26	4,600	4,600,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	08/15/25	7,237	7,237,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(f)	0.12%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.)(f)	0.11%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.16%	05/01/42	2,570	2,570,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.12%	08/01/21	13,790	13,790,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.)(f)	0.11%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,360	18,360,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	11/01/37	5,700	5,700,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,970	3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	03/01/31	3,200	3,200,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/33	7,000	7,000,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.)(c)(f)	0.16%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	03/01/38	15,575	15,575,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.)(f)	0.12%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.)(f)	0.13%	11/01/14	3,400	3,400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	4,125	4,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.10%	04/15/30	$8,120	$8,120,000
Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	01/01/32	6,625	6,625,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,000	2,000,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,700	2,700,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/28	1,995	1,995,000
Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/46	26,400	26,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	0.19%	03/01/39	6,210	6,210,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	12/01/26	5,575	5,575,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/38	14,341	14,341,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	10/15/42	20,885	20,885,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.15%	11/15/39	8,000	8,000,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	01/01/25	1,920	1,920,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.)(b)(f)	0.11%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	4,300	4,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/01/33	13,400	13,400,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.)(b)(c)(f)	0.11%	05/01/41	2,800	2,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.11%	08/15/31	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(b)(f)	0.13%	07/01/38	$14,815	$14,815,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/36	7,575	7,574,652
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	425	424,804
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	07/01/38	3,650	3,650,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.)(b)(f)	0.11%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(f)	0.10%	12/01/29	20,410	20,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	04/01/32	14,200	14,200,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/36	1,925	1,925,000
North Carolina (State of) Capital Facilities Finance Agency (Saint Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.13%	09/01/27	4,405	4,405,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/27	3,120	3,120,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/29	2,160	2,160,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/17	6,820	6,820,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/28	900	900,000
Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	09/01/34	27,820	27,820,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	11/01/35	2,045	2,045,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	12/01/27	8,485	8,485,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.25%	12/01/27	1,760	1,760,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago)(f)	0.12%	09/01/36	3,770	3,770,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	7,400	7,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal)(b)(f)	0.10%	07/01/40	$18,500	$18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(f)	0.11%	07/01/32	4,135	4,135,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.)(f)	0.14%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.)(f)	0.17%	08/01/35	1,200	1,200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.)(c)(f)	0.13%	05/01/20	2,450	2,450,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(b)(f)	0.11%	12/01/38	53,175	53,175,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.)(f)	0.09%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.10%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.14%	09/01/32	4,575	4,575,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/01/27	1,625	1,625,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	0.25%	07/01/40	2,365	2,365,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	10/01/33	7,675	7,675,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	11/01/25	5,300	5,300,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/26	4,385	4,385,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.)(f)	0.10%	05/01/19	1,880	1,880,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.11%	11/15/35	7,565	7,564,954
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	11/01/32	33,235	33,235,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	03/01/28	4,802	4,802,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	5,600	5,600,000
St. James (Parish of), Lousiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/38	9,700	9,700,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.)(c)(f)	0.25%	10/01/21	6,120	6,120,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/15/43	11,720	11,720,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	$4,970	$4,970,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.)(f)	0.10%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.12%	07/01/41	12,525	12,525,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.13%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/15/22	4,625	4,625,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(c)(f)	0.20%	07/01/26	1,610	1,610,000
Utah (State of) Associated Municipal Power Systems (Horse Butle Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal)(b)(f)	0.11%	09/01/32	9,000	9,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	12/01/31	3,985	3,985,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	09/01/38	15,700	15,700,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	750	750,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.10%	07/01/39	10,480	10,480,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/18	10,000	10,000,000
Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.12%	10/01/30	18,840	18,840,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.13%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.11%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.14%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.14%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.13%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(f)	0.10%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.13%	05/01/28	3,795	3,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/43	$15,000	$15,000,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	2,780	2,780,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/38	3,715	3,715,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/15/34	44,100	44,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,800	9,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	06/01/39	9,190	9,190,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.21%	06/01/25	1,740	1,740,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC-Bank of Montreal)(b)(f)	0.10%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/36	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	12/01/33	26,000	26,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.13%	08/01/30	5,700	5,700,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	05/01/30	500	500,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.)(f)	0.20%	05/01/33	800	800,000
Total Variable Rate Demand Notes (Cost $2,074,718,364)				2,074,718,364

Other Bonds & Notes–5.98%
American Honda Finance Corp., Unsec. Notes(b)(c)(d)	0.33%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Global Notes	2.10%	01/07/14	5,000	5,067,454
JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.37%	06/07/13	200,000	200,000,000
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	02/28/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(b)(d)	0.75%	11/01/13	75,000	75,242,664
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(d)	0.34%	03/18/14	200,000	200,000,000
Unsec. Medium-Term Notes(d)	0.36%	03/20/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.39%	03/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,205,310,118)				1,205,310,118
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.77% (Cost $16,075,792,586)				16,075,792,586

			Repurchase Amount
Repurchase Agreements–20.78%(g)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	400,001,778	400,000,000
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(h)	0.15%	05/02/13	150,054,375	150,000,000
Bank of Montreal, Term agreement dated 01/07/13, maturing value $200,060,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,062,822; 2.35%-6.00%, 12/01/22-11/20/42)(h)	0.18%	03/08/13	200,060,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Joint term agreement dated 01/07/13, aggregate maturing value $300,066,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 2.17%-5.00%, 09/01/26-11/01/42)(h)	0.17%	04/08/13	$225,049,937	$225,000,000
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations valued at $52,500,000; 1.36%-6.88%, 04/14/14-05/15/35)(b)(i)	0.26%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.39%-5.73%, 12/01/18-09/01/44)	0.18%	03/01/13	500,002,500	500,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Mortgage-Backed securities & other instruments valued at $333,900,049; 0%-16.77%, 09/25/17-12/25/59)(b)(i)	0.41%	—	—	318,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	208,161,056	208,160,015
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $306,772,643 (collateralized by Mortgage-backed securities & other instruments valued at $334,706,528; 0%-9.38%, 02/15/22-08/15/56)	0.61%	04/04/13	306,772,643	305,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value $368,349,191 (collateralized by Mortgage-backed securities & other instruments valued at $404,747,974; 0%-7.00%, 03/25/16-12/12/49)(h)	0.56%	04/29/13	368,349,191	368,000,000
RBC Capital Markets Corp., Joint term agreement dated 01/11/13, aggregate maturing value $400,093,333 (collateralized by U.S. Government sponsored agency obligations valued at $409,105,293; 2.26%-4.50%, 06/01/36-02/01/43)(h)	0.14%	03/12/13	300,070,000	300,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value $250,052,500 (collateralized by Corporate obligations valued at $262,500,001; 0%-11.00%, 03/31/13-12/31/99)(b)(h)	0.27%	03/27/13	250,052,500	250,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	392,001,960	392,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.25%-4.25%, 11/15/14-02/15/23)	0.17%	03/01/13	100,000,472	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	325,001,444	325,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 1.56%-6.50%, 12/01/19-03/01/43)	0.18%	03/01/13	97,356,825	97,356,338
Total Repurchase Agreements (Cost $4,188,516,353)				4,188,516,353
TOTAL INVESTMENTS(j)(k)–100.55% (Cost $20,264,308,939)				20,264,308,939
OTHER ASSETS LESS LIABILITIES–(0.55)%				(110,811,721)
NET ASSETS–100.00%				$20,153,497,218

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.3%; Canada: 12.2%; Netherlands: 8.2%; Japan: 5.6%; France: 5.2%; other countries less than 5% each: 12.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $6,398,946,558, which represented 31.75% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
JPMorgan Chase Bank, N.A.	5.0%

Portfolio Composition by Maturity

In days, as of 2/28/13

1–7	39.3%
8–30	11.4
31–60	20.2
61–90	8.3
91–180	10.6
181+	10.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–52.96%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.58%
Atlantis One Funding Corp.(b)(c)	0.20%	03/01/13	$147,000	$147,000,000

Asset-Backed Securities–Fully Supported Bank–16.94%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.16%	03/01/13	100,000	100,000,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.19%	03/01/13	50,000	50,000,000
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	20,000	19,996,089
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/16/13	92,000	91,974,138
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.19%	03/13/13	38,000	37,997,593
Gemini Securitization Corp., LLC (CEP-Deutsche Bank AG)(b)(c)	0.24%	03/15/13	25,000	24,997,667
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/11/13	100,000	99,977,222
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	20,000	19,997,589
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.22%	03/25/13	20,000	19,997,067
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/19/13	50,000	49,986,389
Working Capital Management LP (CEP-Mizuho Corporate Bank, Ltd.)(b)(c)	0.24%	03/05/13	29,200	29,199,221
				544,122,975

Asset-Backed Securities–Multi-Purpose–9.81%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.16%	03/06/13	65,000	64,998,556
Nieuw Amsterdam Receivables Corp.(b)(c)	0.17%	04/02/13	50,000	49,992,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/04/13	50,000	49,999,208
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	150,000	149,985,750
				314,975,958

Diversified Banks–17.65%
Caisse de Depots et Consignations(b)(c)	0.19%	03/04/13	20,000	19,999,683
Caisse de Depots et Consignations(b)(c)	0.19%	03/05/13	100,000	99,997,889
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/08/13	100,000	99,996,500
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/11/13	47,000	46,997,650
Societe Generale North America, Inc.(c)	0.25%	04/12/13	150,000	149,957,125
Sumitomo Mitsui Banking Corp.(b)(c)	0.19%	03/04/13	150,000	149,997,625
				566,946,472

Diversified Capital Markets–2.07%
Deutsche Bank Financial LLC(c)	0.20%	04/09/13	66,500	66,485,592

Regional Banks–1.91%
ANZ National (Int’l) Ltd.(b)(c)	0.15%	03/13/13	19,500	19,499,025
Commonwealth Bank of Australia(b)(c)	0.16%	03/15/13	41,816	41,813,398
				61,312,423
Total Commercial Paper (Cost $1,700,843,420)				1,700,843,420

Certificates of Deposit–14.54%
Bank of Montreal(c)	0.18%	03/11/13	130,000	130,000,000
Citibank, N.A.	0.19%	03/18/13	30,000	30,000,000
Mizuho Corporate Bank, Ltd.(c)	0.21%	03/01/13	120,000	120,000,000
Norinchukin Bank (The)(c)	0.17%	03/06/13	62,000	62,000,000
Norinchukin Bank (The)(c)	0.20%	04/05/13	55,000	55,000,000
Swedbank AB(c)	0.18%	03/14/13	70,000	70,000,000
Total Certificates of Deposit (Cost $467,000,000)				467,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–12.30%(d)
Credit Enhanced–12.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(e)	0.20%	06/01/29	$2,500	$2,500,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.)(b)(e)	0.13%	10/01/25	3,490	3,490,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(e)	0.12%	11/01/40	6,700	6,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.09%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(e)	0.11%	03/01/34	2,000	2,000,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	31,500	31,500,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(e)	0.11%	12/01/28	5,655	5,655,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(e)	0.12%	01/01/18	7,370	7,370,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(e)	0.11%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	08/01/28	12,175	12,175,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	08/15/25	3,000	3,000,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.10%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(e)	0.09%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/30	19,670	19,670,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/38	17,985	17,985,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/35	5,590	5,590,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(c)(e)	0.13%	07/01/38	13,055	13,055,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	3,695	3,695,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/18	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.)(e)	0.10%	04/01/32	$5,600	$5,600,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(e)	0.11%	04/01/32	2,345	2,345,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.13%	09/01/27	2,935	2,935,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/23	5,970	5,970,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.)(e)	0.13%	05/01/34	3,000	3,000,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(c)(e)	0.11%	12/01/38	20,750	20,750,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce)(c)(e)	0.11%	03/01/36	11,000	11,000,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	11/01/25	3,100	3,100,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/33	17,855	17,855,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	06/01/30	11,100	11,100,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/35	5,680	5,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	7,000	7,000,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	03/01/36	5,900	5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	05/01/30	2,500	2,500,000
Total Variable Rate Demand Notes (Cost $395,130,000)				395,130,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.80% (Cost $2,562,973,420)				2,562,973,420

			Repurchase Amount

Repurchase Agreements–20.20%(f)
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value of $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(g)	0.15%	05/02/13	25,009,062	25,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Asset-backed securities valued at $52,500,571; 0.54%-0.91%, 04/12/39-09/07/41)(c)(h)	0.41%	—	—	50,000,000
HSBC Securities (USA) Inc., Joint agreement dated 02/28/13, aggregate maturing value of $600,003,167 (collateralized by U.S. Government sponsored agency obligations valued at $612,003,894; 2.50%-6.50%, 04/01/17-03/01/43)	0.19%	03/01/13	150,000,792	150,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $45,261,538 (collateralized by Asset-backed securities & other instruments valued at $48,763,229; 0%-13.63%, 03/31/16-04/15/47)	0.61%	04/04/13	45,261,538	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value of $55,052,189 (collateralized by Asset-backed securities & other instruments valued at $60,184,305; 0%-8.50%, 10/08/14-04/15/47)(g)	0.56%	04/29/13	55,052,189	55,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.50%-3.50%, 05/01/42-01/01/43)	0.17%	03/01/13	$23,586,611	$23,586,500
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 3.50%-4.00%, 01/01/42-05/01/42)	0.18%	03/01/13	150,000,750	150,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value of $100,004,472 (collateralized by Municipal obligations & other instruments valued at $105,000,001; 0%-6.35%, 07/29/13-07/01/57)(c)(g)	0.23%	03/06/13	100,004,472	100,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	50,000,250	50,000,000
Total Repurchase Agreements (Cost $648,586,500)				648,586,500
TOTAL INVESTMENTS(i)(j)–100.00% (Cost $3,211,559,920)				3,211,559,920
OTHER ASSETS LESS LIABILITIES–0.00%				67,021
NET ASSETS–100.00%				$3,211,626,941

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing

PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $1,340,896,553, which represented 41.75% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 17.6%; United Kingdom: 11.2%; Netherlands: 9.7%; France: 9.0%; Canada: 7.5%; other countries less than 5% each: 17.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Entity	Percentage
Lloyds TSB Bank PLC	5.1%

Portfolio Composition by Maturity

In days, as of 2/28/13

1-7	57.4%
8-30	21.5
31-60	21.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–49.68%
U.S. Treasury Bills–42.41%(a)
U.S. Treasury Bills	0.07%	04/04/13	$150,000	$149,990,083
U.S. Treasury Bills	0.14%	04/04/13	200,000	199,973,867
U.S. Treasury Bills	0.15%	04/11/13	245,000	244,959,262
U.S. Treasury Bills	0.10%	04/18/13	400,000	399,949,333
U.S. Treasury Bills	0.15%	04/18/13	250,000	249,950,834
U.S. Treasury Bills	0.07%	04/25/13	300,000	299,967,917
U.S. Treasury Bills	0.13%	04/25/13	300,000	299,940,417
U.S. Treasury Bills	0.15%	04/25/13	250,000	249,944,236
U.S. Treasury Bills	0.09%	05/02/13	340,000	339,950,228
U.S. Treasury Bills	0.15%	05/02/13	245,000	244,935,864
U.S. Treasury Bills	0.07%	05/09/13	350,000	349,953,042
U.S. Treasury Bills	0.14%	05/09/13	250,000	249,931,479
U.S. Treasury Bills	0.08%	05/16/13	400,000	399,930,333
U.S. Treasury Bills	0.11%	05/16/13	100,000	99,977,834
U.S. Treasury Bills	0.12%	05/23/13	500,000	499,861,667
U.S. Treasury Bills	0.14%	05/23/13	150,000	149,952,621
U.S. Treasury Bills	0.13%	05/30/13	400,000	399,874,000
U.S. Treasury Bills	0.14%	05/30/13	290,000	289,896,325
U.S. Treasury Bills	0.11%	07/05/13	250,000	249,903,750
U.S. Treasury Bills	0.10%	07/11/13	300,000	299,888,900
U.S. Treasury Bills	0.11%	07/18/13	300,000	299,878,375
U.S. Treasury Bills	0.10%	07/25/13	300,000	299,878,333
U.S. Treasury Bills	0.11%	07/25/13	250,000	249,892,528
U.S. Treasury Bills	0.11%	08/01/13	300,000	299,866,125
U.S. Treasury Bills	0.11%	08/08/13	300,000	299,852,000
U.S. Treasury Bills	0.12%	08/15/13	300,000	299,839,958
U.S. Treasury Bills	0.13%	08/29/13	300,000	299,802,408
				7,717,741,719

U.S. Treasury Notes–7.27%
U.S. Treasury Notes	1.75%	04/15/13	320,000	320,630,776
U.S. Treasury Notes	1.38%	05/15/13	500,000	501,285,141
U.S. Treasury Notes	0.75%	08/15/13	250,000	250,698,940
U.S. Treasury Notes	0.25%	10/31/13	250,000	250,137,402
				1,322,752,259
Total U.S. Treasury Securities (Cost $9,040,493,978)				9,040,493,978
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.68% (Cost $9,040,493,978)				9,040,493,978

			Repurchase Amount
Repurchase Agreements–50.31%(b)
Bank of Montreal, Term agreement dated 02/14/13, maturing value of $500,093,194 (collateralized by U.S. Treasury obligations valued at $510,000,106; 0.63%-2.75%, 03/31/14-11/30/17)(c)	0.11%	04/16/13	500,093,194	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 02/27/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.63%-1.50%, 07/31/16-02/28/18)(c)	0.10%	04/29/13	$250,042,361	$250,000,000
Barclays Capital Inc., Agreement dated 02/28/13, maturing value of $285,001,267 (collateralized by U.S. Treasury obligation valued at $290,700,063; 0.25%, 06/30/14)	0.16%	03/01/13	285,001,267	285,000,000
Barclays Capital Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,016; 0.25%-3.13%, 08/31/13-11/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/13, maturing value of $280,001,244 (collateralized by U.S. Treasury obligations valued at $285,600,084; 0.88%-2.25%, 04/30/17-07/31/18)	0.16%	03/01/13	280,001,244	280,000,000
BNP Paribas Securities Corp., Term agreement dated 01/28/13, maturing value of $500,103,889 (collateralized by U.S. Treasury obligations valued at $510,000,080; 1.25%-1.88%, 07/15/19-07/15/20)	0.11%	04/29/13	500,103,889	500,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,062; 1.25%-3.88%, 07/15/20-04/15/29)	0.10%	04/15/13	500,075,000	500,000,000
CIBC World Markets Corp., Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,002,142; 0.25%-5.38%, 03/15/14-02/15/43)	0.16%	03/01/13	200,000,889	200,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-6.38%, 04/30/14-08/15/42)	0.16%	03/01/13	500,002,222	500,000,000
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-7.13%, 05/31/13-02/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,034; 0.25%-4.25%, 05/15/13-09/15/15)	0.16%	03/01/13	500,002,222	500,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 02/28/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,479; 0%, 11/15/37-05/15/40)	0.16%	03/01/13	100,000,444	100,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	43,991,812	43,991,592
Deutsche Bank Securities Inc., Term agreement dated 01/07/13, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0.38%-6.38%, 08/31/13-04/15/32)(c)	0.15%	04/08/13	500,189,583	500,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,199; 0.13%-2.00%, 07/31/17-02/15/23)	0.16%	03/01/13	500,002,222	500,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $200,000,778 (collateralized by U.S. Treasury obligation valued at $204,000,045; 0.63%, 02/15/43)	0.14%	03/01/13	200,000,778	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $31,816,483 (collateralized by U.S. Treasury obligation valued at $32,452,747; 0%, 08/22/13)	0.14%	03/01/13	31,816,483	31,816,359
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/07/13, maturing value of $500,175,000 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.25%-2.50%, 03/31/14-07/15/16)(c)	0.14%	05/08/13	500,175,000	500,000,000
Morgan Stanley, Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,029; 1.25%, 03/15/14)	0.16%	03/01/13	200,000,089	200,000,000
RBC Capital Markets Corp., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.25%-4.13%, 02/15/14-08/15/22)	0.16%	03/01/13	500,002,222	500,000,000
RBC Capital Markets Corp., Term agreement dated 02/13/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,060; 0%-4.50%, 04/15/13-04/15/29)(c)	0.10%	04/15/13	250,042,361	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBS Securities Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,433; 1.25%-2.00%, 04/15/14-07/15/20)	0.16%	03/01/13	$500,002,222	$500,000,000
RBS Securities Inc., Term agreement dated 01/31/13, maturing value of $300,082,500 (collateralized by U.S. Treasury obligations valued at $306,004,182; 0.13%-2.00%, 01/15/14-01/15/22)(c)	0.11%	05/01/13	300,082,500	300,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $480,002,133 (collateralized by U.S. Treasury obligations valued at $489,600,030; 0.13%-3.88%, 04/15/15-04/15/29)	0.16%	03/01/13	415,001,844	415,000,000
Societe Generale, Term agreement dated 02/26/13, maturing value of $500,007,778 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0.13%-2.50%, 01/15/14-01/15/29)(c)	0.08%	03/05/13	500,007,778	500,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	100,000,444	100,000,000
Total Repurchase Agreements (Cost $9,155,807,951)				9,155,807,951
TOTAL INVESTMENTS(d)–99.99% (Cost $18,196,301,929)				18,196,301,929
OTHER ASSETS LESS LIABILITIES–0.01%				2,411,244
NET ASSETS–100.00%				$18,198,713,173

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	50.3%
8–30	0.0
31–60	13.3
61–90	15.6
91–180	17.8
181+	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–54.43%
Federal Farm Credit Bank (FFCB)–5.39%
Bonds(a)	0.20%	04/02/13	$50,000	$50,000,000
Bonds(a)	0.18%	03/08/13	50,000	49,999,805
Bonds(a)	0.30%	05/03/13	20,000	20,003,157
Unsec. Bonds(a)	0.20%	07/02/13	54,000	54,005,841
Unsec. Bonds(a)	0.18%	01/14/14	25,000	24,997,793
Unsec. Notes(a)	0.13%	07/24/13	80,000	80,000,000
Unsec. Notes(a)	0.15%	01/14/14	75,000	74,993,249
				353,999,845

Federal Home Loan Bank (FHLB)–27.46%
Unsec. Bonds(a)	0.06%	04/09/13	60,000	60,000,000
Unsec. Bonds(a)	0.14%	04/18/13	65,000	65,000,000
Unsec. Bonds	0.23%	04/22/13	50,000	50,004,935
Unsec. Bonds(a)	0.16%	04/25/13	65,000	64,999,034
Unsec. Bonds	0.25%	07/17/13	50,000	49,999,376
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,472
Unsec. Bonds (a)	0.16%	02/05/14	75,000	75,000,000
Unsec. Disc. Notes(b)	0.16%	04/05/13	50,000	49,992,465
Unsec. Disc. Notes (b)	0.11%	04/05/13	50,000	49,994,896
Unsec. Disc. Notes(b)	0.16%	04/12/13	50,000	49,990,958
Unsec. Disc. Notes(b)	0.17%	04/17/13	50,000	49,988,903
Unsec. Disc. Notes(b)	0.17%	04/19/13	50,000	49,988,430
Unsec. Disc. Notes(b)	0.09%	04/24/13	75,000	74,990,437
Unsec. Disc. Notes(b)	0.13%	04/26/13	65,000	64,987,361
Unsec. Disc. Notes(b)	0.16%	05/08/13	50,000	49,984,889
Unsec. Disc. Notes(b)	0.13%	05/22/13	50,000	49,984,853
Unsec. Disc. Notes(b)	0.16%	05/24/13	100,000	99,962,667
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,979,975
Unsec. Disc. Notes(b)	0.11%	07/19/13	50,000	49,978,611
Unsec. Global Bonds	0.11%	07/17/13	50,000	49,995,783
Unsec. Global Bonds (a)	0.14%	07/25/13	80,000	80,000,000
Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,996,778
Unsec. Global Bonds	0.12%	08/13/13	50,000	49,990,670
Unsec. Global Bonds(a)	0.21%	04/04/14	80,000	79,986,683
Unsec. Global Notes(a)	0.16%	04/25/13	75,000	75,001,058
Unsec. Global Notes(a)	0.15%	05/28/13	75,000	74,998,739
Unsec. Global Notes(a)	0.17%	06/04/13	75,000	74,998,030
Unsec. Global Notes (a)	0.16%	02/28/14	60,000	59,991,171
Unsec. Notes(a)	0.14%	09/10/13	75,000	74,983,846
				1,804,770,020

Federal Home Loan Mortgage Corp. (FHLMC)–7.35%
Unsec. Disc. Notes(b)	0.16%	04/01/13	75,000	74,989,667
Unsec. Disc. Notes(b)	0.15%	04/08/13	50,000	49,991,872
Unsec. Disc. Notes(b)	0.13%	04/16/13	58,150	58,140,712
Unsec. Disc. Notes(b)	0.16%	04/18/13	50,000	49,989,334
Unsec. Disc. Notes(b)	0.16%	04/24/13	50,000	49,988,000
Unsec. Disc. Notes(b)	0.10%	05/06/13	50,000	49,991,292
Unsec. Disc. Notes(b)	0.10%	05/14/13	50,000	49,989,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(b)	0.14%	07/09/13	$50,000	$49,974,722
Unsec. Disc. Notes(b)	0.11%	07/15/13	50,000	49,979,222
				483,034,543

Federal National Mortgage Association (FNMA)–13.47%
Unsec. Disc. Notes(b)	0.15%	03/20/13	70,000	69,994,458
Unsec. Disc. Notes(b)	0.12%	04/17/13	100,000	99,984,333
Unsec. Disc. Notes(b)	0.17%	04/24/13	50,000	49,987,625
Unsec. Disc. Notes(b)	0.17%	05/08/13	50,000	49,983,945
Unsec. Disc. Notes(b)	0.16%	05/22/13	50,000	49,981,778
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,980,222
Unsec. Disc. Notes(b)	0.10%	06/03/13	50,000	49,986,945
Unsec. Disc. Notes(b)	0.13%	06/10/13	50,000	49,981,483
Unsec. Disc. Notes(b)	0.10%	06/10/13	50,000	49,985,973
Unsec. Disc. Notes(b)	0.11%	07/01/13	60,000	59,977,633
Unsec. Disc. Notes(b)	0.14%	07/02/13	50,000	49,976,083
Unsec. Disc. Notes(b)	0.11%	07/17/13	50,000	49,978,917
Unsec. Disc. Notes(b)	0.11%	07/22/13	50,000	49,978,153
Unsec. Disc. Notes(b)	0.11%	07/25/13	55,000	54,975,464
Unsec. Disc. Notes(b)	0.15%	09/03/13	50,000	49,961,250
Unsec. Global Notes	1.75%	05/07/13	50,000	50,145,873
				884,860,135

Overseas Private Investment Corp. (OPIC)–0.76%
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	50,000	50,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,576,664,543)				3,576,664,543

U.S. Treasury Securities–4.64%
U.S. Treasury Bills–4.64%(b)
U.S. Treasury Bills	0.14%	04/04/13	75,000	74,990,083
U.S. Treasury Bills	0.13%	04/25/13	75,000	74,985,104
U.S. Treasury Bills	0.07%	05/09/13	50,000	49,993,292
U.S. Treasury Bills	0.11%	07/25/13	50,000	49,978,708
U.S. Treasury Bills	0.11%	08/01/13	55,000	54,975,223
Total U.S. Treasury Securities (Cost $304,922,410)				304,922,410
TOTAL INVESTMENTS (excluding Repurchase Agreements)–59.07% (Cost $3,881,586,953)				3,881,586,953

			Repurchase Amount
Repurchase Agreements–40.94%(d)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	100,000,444	100,000,000
Bank of Montreal, Joint term agreement dated 02/25/13, aggregate maturing value of $300,060,000 (collateralized by U.S. Treasury obligations valued at $306,000,064; 0.25%-3.13%, 02/28/14-02/15/43)(e)	0.12%	04/26/13	250,050,000	250,000,000
BMO Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,962; 0%-0.3%, 05/16/13-03/26/15)	0.17%	03/01/13	35,001,165	35,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $250,037,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,207; 0.45%-3.30%, 12/28/15-08/08/35)(e)	0.10%	04/15/13	250,037,500	250,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/13, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,217; 0%-7.10%, 03/20/13-04/01/56)	0.18%	03/01/13	185,000,925	185,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $250,004,861 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,850; 0%-6.63%, 03/08/13-04/01/56)(e)	0.10%	03/06/13	$250,004,861	$250,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $250,001,181 (collateralized by U.S. Treasury obligation valued at $255,000,003; 2%, 01/15/14)	0.17%	03/01/13	250,001,181	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	74,463,053	74,462,681
Deutsche Bank Securities Inc., Joint term agreement dated 01/07/13, aggregate maturing value of $350,141,556 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,353; 0%-6.75%, 03/08/13-06/12/37)(e)	0.16%	04/08/13	275,111,222	275,000,000
Goldman, Sachs & Co., Agreement dated 02/28/13, maturing value $300,001,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,167; 0%-3.00%, 05/20/13-01/18/28)	0.18%	03/01/13	300,001,500	300,000,000
RBS Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,003,201; 0%-9.38%, 07/15/13-04/15/30)	0.17%	03/01/13	330,001,558	330,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligation valued at $102,000,608; 0%, 01/15/21)	0.17%	03/01/13	15,384,776	15,384,703
Societe Generale, Term agreement dated 02/26/13, maturing value of $300,005,250 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,430; 0%-6.25%, 03/21/13-07/15/37)(e)	0.09%	03/05/13	300,005,250	300,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	75,000,333	75,000,000
Total Repurchase Agreements (Cost $2,689,847,384)				2,689,847,384
TOTAL INVESTMENTS(f)–100.01% (Cost $6,571,434,337)				6,571,434,337
OTHER ASSETS LESS LIABILITIES -(0.01)%				(545,134)
NET ASSETS–100.00%				$6,570,889,203

Investment Abbreviations:

COP	— Certificates of Participation
Disc.	— Discounted
Gtd.	— Guaranteed

Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	41.7%
8–30	1.8
31–60	20.4
61–90	10.6
91–180	18.1
181+	7.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–69.77%
Federal Farm Credit Bank (FFCB)–14.94%
Bonds(a)	0.18%	03/08/13	$10,000	$9,999,961
Bonds(a)	0.30%	04/11/13	15,000	15,001,702
Bonds(a)	0.18%	06/04/13	14,400	14,399,429
Disc. Notes(b)	0.01%	03/01/13	25,000	25,000,000
Disc. Notes(b)	0.05%	03/11/13	18,000	17,999,750
Disc. Notes(b)	0.10%	05/20/13	15,000	14,996,667
Disc. Notes(b)	0.10%	07/18/13	15,000	14,994,208
Sr. Unsec. Notes(a)	0.17%	04/17/13	18,300	18,301,273
Unsec. Notes(a)	0.18%	08/26/13	15,000	15,000,000
Unsec. Notes(a)	0.15%	01/14/14	5,000	4,999,550
				150,692,540

Federal Home Loan Bank (FHLB)–52.35%
Unsec. Bonds(a)	0.06%	04/09/13	15,000	15,000,000
Unsec. Bonds(a)	0.14%	04/18/13	15,000	15,000,000
Unsec. Bonds	0.23%	04/22/13	12,000	12,001,184
Unsec. Bonds(a)	0.16%	04/25/13	10,000	9,999,851
Unsec. Disc. Notes(b)	0.00%	03/01/13	17,359	17,359,000
Unsec. Disc. Notes(b)	0.06%	03/08/13	5,995	5,994,936
Unsec. Disc. Notes(b)	0.09%	03/13/13	30,000	29,999,100
Unsec. Disc. Notes(b)	0.07%	03/15/13	16,500	16,499,583
Unsec. Disc. Notes(b)	0.10%	03/15/13	25,000	24,999,028
Unsec. Disc. Notes(b)	0.11%	03/15/13	24,592	24,590,948
Unsec. Disc. Notes(b)	0.12%	03/20/13	25,000	24,998,417
Unsec. Disc. Notes(b)	0.12%	03/27/13	25,000	24,997,833
Unsec. Disc. Notes(b)	0.07%	04/03/13	20,000	19,998,717
Unsec. Disc. Notes(b)	0.11%	04/05/13	11,600	11,598,759
Unsec. Disc. Notes(b)	0.08%	04/17/13	12,500	12,498,694
Unsec. Disc. Notes(b)	0.11%	04/17/13	15,000	14,997,846
Unsec. Disc. Notes(b)	0.08%	04/19/13	30,000	29,996,733
Unsec. Disc. Notes(b)	0.08%	05/01/13	40,000	39,994,578
Unsec. Disc. Notes(b)	0.10%	05/02/13	15,000	14,997,417
Unsec. Disc. Notes(b)	0.08%	05/03/13	24,750	24,746,483
Unsec. Disc. Notes(b)	0.16%	05/03/13	10,000	9,997,200
Unsec. Disc. Notes(b)	0.09%	05/08/13	15,000	14,997,450
Unsec. Disc. Notes(b)	0.13%	05/08/13	15,000	14,996,458
Unsec. Disc. Notes(b)	0.10%	05/15/13	8,945	8,943,136
Unsec. Disc. Notes(b)	0.11%	05/15/13	15,000	14,996,563
Unsec. Disc. Notes(b)	0.10%	06/12/13	15,000	14,995,708
Unsec. Disc. Notes(b)	0.10%	07/05/13	6,500	6,497,725
Unsec. Disc. Notes(b)	0.13%	08/09/13	12,500	12,492,733
Unsec. Global Notes(a)	0.16%	04/25/13	15,000	15,000,212
Unsec. Global Notes(a)	0.17%	06/04/13	15,000	14,999,606
Unsec. Notes(a)	0.14%	09/10/13	10,000	9,997,846
				528,183,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee Valley Authority (TVA)–2.48%
Unsec. Disc. Notes(b)	0.09%	03/14/13	$25,000	$24,999,233
Total U.S. Government Sponsored Agency Securities (Cost $703,875,517)				703,875,517

U.S. Treasury Securities–30.23%
U.S. Treasury Bills–29.24%(b)
U.S. Treasury Bills	0.09%	03/14/13	25,000	24,999,187
U.S. Treasury Bills	0.11%	03/21/13	20,000	19,998,778
U.S. Treasury Bills	0.10%	03/28/13	25,000	24,998,125
U.S. Treasury Bills	0.05%	04/04/13	15,000	14,999,277
U.S. Treasury Bills	0.06%	04/11/13	15,000	14,999,060
U.S. Treasury Bills	0.06%	04/18/13	15,000	14,998,800
U.S. Treasury Bills	0.10%	04/18/13	20,000	19,997,467
U.S. Treasury Bills	0.06%	04/25/13	15,000	14,998,740
U.S. Treasury Bills	0.13%	04/25/13	50,000	49,990,069
U.S. Treasury Bills	0.10%	05/02/13	15,000	14,997,417
U.S. Treasury Bills	0.12%	05/23/13	20,000	19,994,467
U.S. Treasury Bills	0.12%	05/30/13	15,000	14,995,688
U.S. Treasury Bills	0.11%	07/25/13	15,000	14,993,612
U.S. Treasury Bills	0.10%	08/01/13	15,000	14,993,625
U.S. Treasury Bills	0.13%	08/29/13	15,000	14,990,196
				294,944,508

U.S. Treasury Notes–0.99%
U.S. Treasury Notes	1.75%	04/15/13	10,000	10,019,718
Total U.S. Treasury Securities (Cost $304,964,226)				304,964,226
TOTAL INVESTMENTS(c)–100.00% (Cost $1,008,839,743)				1,008,839,743
OTHER ASSETS LESS LIABILITIES–(0.00)%				(37,327)
NET ASSETS–100.00%				$1,008,802,416

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured
Sr.	– Senior

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	4.2%
8–30	27.3
31–60	32.7
61–90	19.2
91–180	13.7
181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.08%
Alabama–0.46%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$1,000	$1,044,660
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	04/01/28	3,000	3,000,000
				4,044,660

Alaska–0.15%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,292,750

Arizona–2.34%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.14%	08/01/15	7,440	7,440,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.14%	12/01/37	13,195	13,195,000
				20,635,000

Colorado–3.04%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	07/01/34	2,025	2,025,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA)(c)	0.11%	02/15/28	2,100	2,100,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.31%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	07/01/21	4,280	4,280,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	12/01/38	2,100	2,100,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas)(c)(d)(e)	0.75%	12/01/30	6,950	6,950,000
				26,740,000

District of Columbia–0.58%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.27%	01/01/29	5,105	5,105,000

Florida–4.59%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)(c)	0.11%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.12%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	04/01/20	2,525	2,525,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	07/01/32	13,000	13,000,000
St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	06/01/33	10,500	10,500,000
				40,415,000

Georgia–2.88%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	01/01/21	4,815	4,815,000
Georgia (State of); Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	8,500	8,537,817
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.12%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	11/15/32	$3,920	$3,920,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)(c)(f)	0.11%	08/01/24	3,950	3,950,000
				25,322,817

Hawaii–2.84%
Hawai’i Pacific Health (Department of Budget and Finance of the State of Hawai’i); Series 2004 B, VRD Special Purpose RB (LOC-JP Morgan Chase Bank, N.A.)(c)(d)	0.13%	07/01/33	25,000	25,000,000

Idaho–0.69%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,035,126

Illinois–8.95%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada)(c)(d)(e)	0.11%	01/01/37	5,000	5,000,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/36	6,940	6,940,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.11%	03/01/30	14,845	14,845,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,004,974
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.)(c)(d)	0.11%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.21%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(c)	0.09%	12/01/46	2,000	2,000,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/37	7,975	7,975,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.13%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(c)(d)	0.41%	11/01/24	980	980,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	08/15/25	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(c)(d)	0.12%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,378,677
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/15/22	4,300	4,300,000
				78,813,651

Indiana–5.03%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	04/01/36	7,150	7,150,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	08/01/37	2,425	2,425,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	12/01/23	3,545	3,545,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/32	9,230	9,230,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	06/01/40	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	02/01/25	1,835	1,835,000
Indiana University; Series 2012 V-1, Ref. Tax Exempt Student Fee RB	2.50%	08/01/13	1,520	1,534,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/38	$14,000	$14,000,000
Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,550,343
				44,269,676

Iowa–0.43%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)(c)	0.10%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/16/13	1,800	1,806,162
				3,806,162

Kansas–0.51%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)(f)	0.11%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,014,016
				4,514,016

Kentucky–1.67%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/30	14,700	14,700,000

Maryland–2.07%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	5,000	5,064,997
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,112,831
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/32	4,970	4,970,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/28	2,075	2,075,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/33	4,990	4,990,000
				18,212,828

Massachusetts–1.10%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	09/01/38	4,600	4,600,000
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	04/01/28	5,050	5,050,000
				9,650,000

Michigan–2.80%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.12%	08/15/32	1,615	1,615,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/31	600	600,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,272,934
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	04/01/22	6,570	6,570,000
				24,672,934

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.13%	04/01/37	5,835	5,835,000
Minnesota (State of); Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/13	1,000	1,020,283
				6,855,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–1.02%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.10%	12/01/30	$1,000	$1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	04/01/37	8,000	8,000,000
				9,000,000

Missouri–2.67%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.26%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP-FNMA)(c)	0.10%	11/15/26	1,650	1,650,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC-FHLB of Des Moines)(c)(d)	0.11%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.14%	12/01/27	14,500	14,500,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.)(c)(d)(f)	0.12%	12/01/15	3,950	3,950,000
				23,515,000

New Hampshire–2.44%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	10/01/33	14,465	14,465,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	09/01/37	980	980,000
				21,445,000

New Mexico–0.55%
Bernalillo (County of); Series 2013, Unlimited Tax GO Bonds	3.00%	08/15/13	1,100	1,113,035
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	3,690	3,690,000
				4,803,035

New York–4.11%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	10/01/32	7,710	7,710,000
Metropolitan Transportation Authority (Dedicated Tax Fund); Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.09%	11/01/31	3,485	3,485,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(c)(d)	0.10%	12/01/29	25,000	25,000,000
				36,195,000

North Carolina–1.74%
North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,000,000
North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.11%	12/01/36	9,300	9,300,000
Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,000,000
Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,009,508
				15,309,508

Ohio–6.88%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/01/37	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Middletown (City of) (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	11/15/39	$11,000	$11,000,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	05/01/26	4,450	4,450,000
Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	11/01/27	13,000	13,000,000
				60,550,000

Oregon–0.36%
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,158,175

Pennsylvania–13.75%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (c)(d)(e)	0.10%	05/15/37	32,750	32,750,000
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia)(c)(d)(e)	0.12%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	03/01/30	11,820	11,820,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	09/01/18	2,305	2,305,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.06%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	10/15/25	7,390	7,390,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	09/01/28	7,625	7,625,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(d)(e)	0.13%	07/01/38	30,000	30,000,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.14%	04/01/20	1,800	1,800,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	07/01/26	6,985	6,985,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/24	6,915	6,915,000
				121,090,000

Rhode Island–2.04%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.14%	09/01/37	18,000	18,000,000

Tennessee–1.55%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	1,000	1,027,813
Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,285,196
				13,688,009

Texas–8.02%
Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.14%	04/12/13	7,000	7,000,000
Series 2009 H-2, GO Commercial Paper Notes	0.15%	04/05/13	5,000	5,000,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,045,602
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	919,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)(c)	0.13%	02/15/27	$7,760	$7,760,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(c)	0.11%	05/01/42	13,690	13,690,000
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	16,500	16,689,602
				70,604,956

Utah–1.66%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.21%	06/01/21	2,500	2,500,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	9,000	9,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(c)	0.16%	04/01/42	3,125	3,125,000
				14,625,000

Vermont–0.19%
Vermont (State of); Series 2012 F, Unlimited Tax GO Bonds	2.00%	08/15/13	1,660	1,673,669

Virginia–1.55%
Fredericksburg (City of); Series 2011 A, Unlimited Tax GO Bonds	4.00%	07/15/13	1,540	1,561,884
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.13%	08/01/32	7,800	7,800,000
Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.16%	12/01/34	1,570	1,570,000
Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,000,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.17%	12/01/19	740	740,000
				13,671,884

Washington–1.31%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC-Bank of New York Mellon)(c)(d)	0.11%	04/01/36	11,000	11,000,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(c)	0.10%	11/01/25	500	500,000
				11,500,000

West Virginia–0.75%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.12%	01/01/34	6,600	6,600,000

Wisconsin–5.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(c)(d)	0.11%	10/01/42	5,220	5,220,000
Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	09/01/40	6,040	6,040,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/37	4,890	4,890,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)(f)	0.28%	07/01/14	730	730,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	12/01/32	8,805	8,805,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	08/15/34	2,000	2,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/30	19,300	19,300,000
				46,985,000

Wyoming–3.24%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	5,460	5,460,000
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(d)(e)	0.12%	01/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	$13,060	$13,060,000
				28,520,000
TOTAL INVESTMENTS(h)(i)–100.08% (Cost $881,019,139)				881,019,139
OTHER ASSETS LESS LIABILITIES–(0.08)%				(664,042)
NET ASSETS–100.00%				$880,355,097

Investment Abbreviations:

BAN	–	Bond Anticipation Notes
CEP	–	Credit Enhancement Provider
Ctfs.	–	Certificates
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GO	–	General Obligation
IDR	–	Industrial Development Revenue Bonds
LOC	–	Letter of Credit
MFH	–	Multi-Family Housing

PCR	–	Pollution Control Revenue Bonds
PUTTERs	–	Putable Tax-Exempt Receipts
RAN	–	Revenue Anticipation Notes
RB	–	Revenue Bonds
Ref.	–	Refunding
Sr.	–	Senior
TAN	–	Tax Anticipation Notes
TRAN	–	Tax and Revenue Anticipation Notes
VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: countries less than 5% each: 11.7%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $36,650,000, which represented 4.16% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.2%
PNC Bank, N.A.	9.6
Wells Fargo Bank, N.A.	9.1
U.S. Bank, N.A.	6.7
Federal National Mortgage Association	5.9
TD Bank, N.A.	5.7
Federal Home Loan Mortgage Corp.	5.2

Portfolio Composition by Maturity

In days, as of 2/29/12

1–7	90.2%
31–60	2.5
61–90	0.2
91–180	2.0
181+	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,075,792,586	$2,562,973,420	$9,040,493,978	$3,881,586,953	$1,008,839,743	$881,019,139
Repurchase agreements, at value and cost	4,188,516,353	648,586,500	9,155,807,951	2,689,847,384	—	—
Total investments, at value and cost	20,264,308,939	3,211,559,920	18,196,301,929	6,571,434,337	1,008,839,743	881,019,139
Cash	—	—	—	—	91,850	1,069,236
Receivable for:
Investments sold	1,160,009	1,025,000	—	—	—	725,000
Interest	3,777,094	142,097	4,671,185	763,035	18,679	1,017,477
Fund expenses absorbed	254,533	165,775	1,140,347	477,166	15,705	77,132
Investment for trustee deferred compensation and retirement plans	546,096	259,528	265,526	111,061	51,074	98,543
Other assets	31,539	165,726	59,226	53,848	29,027	45,672
Total assets	20,270,078,210	3,213,318,046	18,202,438,213	6,572,839,447	1,009,046,078	884,052,199

Liabilities:
Payable for:
Investments purchased	109,971,569	—	—	—	—	3,113,035
Amount due custodian	177,163	27,683	—	92,028	—	—
Dividends	1,776,697	226,152	287,844	101,631	31,809	61,949
Accrued fees to affiliates	535,105	195,269	1,153,725	567,997	50,023	65,418
Accrued operating expenses	366,943	67,889	243,471	214,381	29,052	30,780
Accrued trustees’ and officers’ fees and benefits	43,504	9,430	34,914	15,779	4,823	4,460
Trustee deferred compensation and retirement plans	3,710,011	1,164,682	2,005,086	958,428	127,955	421,460
Total liabilities	116,580,992	1,691,105	3,725,040	1,950,244	243,662	3,697,102
Net assets applicable to shares outstanding	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

Net assets consist of:
Shares of beneficial interest	$20,151,248,772	$3,210,438,168	$18,198,644,303	$6,570,757,494	$1,008,786,182	$880,483,475
Undistributed net investment income	2,468,884	840,366	664,475	622,710	11,260	(50,202)
Undistributed net realized gain (loss)	(220,438)	348,407	(595,605)	(491,001)	4,974	(78,176)
	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$17,526,037,551	$2,153,092,814	$8,415,743,750	$4,288,134,231	$940,611,471	$624,359,994
Private Investment Class	$365,346,638	$128,127,607	$844,471,953	$428,442,381	$24,532,015	$64,856,318
Personal Investment Class	$107,748,509	$92,787,116	$150,789,811	$14,932,247	$4,005,836	$2,723,669
Cash Management Class	$638,904,022	$464,108,998	$5,721,381,025	$722,406,989	$31,813,588	$83,677,295
Reserve Class	$106,666,428	$13,824,910	$54,692,721	$240,808,556	$1,303,292	$30,130,849
Resource Class	$93,911,397	$52,288,878	$326,076,473	$137,379,057	$6,526,199	$18,165,740
Corporate Class	$1,314,882,673	$307,396,618	$2,685,557,440	$738,785,742	$10,015	$56,441,232

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,524,083,958	2,153,085,776	8,415,456,875	4,288,078,484	940,575,723	624,356,208
Private Investment Class	365,305,046	128,127,173	844,443,571	428,436,957	24,531,219	64,855,935
Personal Investment Class	107,736,604	92,786,853	150,784,738	14,932,060	4,005,687	2,723,653
Cash Management Class	638,829,768	464,107,553	5,721,167,078	722,397,009	31,812,400	83,676,795
Reserve Class	106,654,971	13,824,871	54,690,986	240,805,479	1,303,243	30,130,668
Resource Class	93,901,094	52,288,716	326,065,525	137,377,038	6,525,955	18,165,630
Corporate Class	1,314,736,828	307,395,658	2,685,471,536	738,777,142	10,016	56,440,894
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$30,133,737	$3,207,726	$11,428,389	$5,085,632	$390,800	$696,195

Expenses:
Advisory fees	15,452,001	2,270,681	12,093,440	3,169,813	539,845	903,393
Administrative services fees	547,067	283,441	479,896	333,122	96,270	104,510
Custodian fees	416,244	67,999	309,184	199,950	13,467	14,922
Distribution fees:
Private Investment Class	844,509	380,503	1,841,037	985,950	87,626	176,012
Personal Investment Class	384,144	363,545	459,744	60,838	15,958	10,665
Cash Management Class	427,562	201,499	2,878,969	450,156	11,402	39,894
Reserve Class	561,812	71,644	226,224	1,284,492	6,555	146,265
Resource Class	114,237	45,112	323,134	151,126	9,655	16,466
Corporate Class	299,958	24,666	321,637	82,287	2	6,195
Transfer agent fees	927,120	136,133	725,606	346,721	31,847	35,074
Trustees’ and officers’ fees and benefits	256,388	51,050	217,209	88,050	18,757	21,242
Other	426,937	126,713	316,496	286,402	72,755	79,793
Total expenses	20,657,979	4,022,986	20,192,576	7,438,907	904,139	1,554,431
Less: Fees waived	(5,142,919)	(2,541,907)	(10,412,654)	(3,150,049)	(606,428)	(1,120,863)
Net expenses	15,515,060	1,481,079	9,779,922	4,288,858	297,711	433,568
Net investment income	14,618,677	1,726,647	1,648,467	796,774	93,089	262,627

Realized and unrealized gain from:
Net realized gain from Investment securities	146,248	53,914	28,846	1,425	4,974	396
Net increase in net assets resulting from operations	$14,764,925	$1,780,561	$1,677,313	$798,199	$98,063	$263,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$14,618,677	$25,157,094	$1,726,647	$2,123,775
Net realized gain	146,248	(293,864)	53,914	294,493
Net increase in net assets resulting from operations	14,764,925	24,863,230	1,780,561	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(12,880,778)	(22,653,197)	(956,810)	(1,970,544)
Private Investment Class	(33,902)	(91,059)	(48,647)	(159,676)
Personal Investment Class	(10,281)	(20,510)	(31,763)	(56,186)
Cash Management Class	(315,687)	(549,401)	(133,183)	(298,814)
Reserve Class	(11,278)	(20,900)	(4,501)	(5,540)
Resource Class	(11,464)	(32,103)	(14,578)	(22,143)
Corporate Class	(1,253,615)	(1,891,596)	(67,926)	(75,876)
Total distributions from net investment income	(14,517,005)	(25,258,766)	(1,257,408)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions-net:
Institutional Class	1,473,935,340	811,900,804	(184,925,143)	445,421,945
Private Investment Class	(7,102,030)	(129,163,894)	(31,704,173)	(107,860,105)
Personal Investment Class	5,117,491	(5,049,935)	20,422,282	(12,026,107)
Cash Management Class	(146,777,544)	(781,536,081)	105,733,378	(93,221,563)
Reserve Class	9,430,021	6,998,794	(2,566,480)	9,601,823
Resource Class	(47,150,490)	(35,990,962)	(2,143,609)	25,248,010
Corporate Class	(622,246,709)	78,500,235	210,755,471	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	665,206,079	(54,341,039)	115,571,726	261,190,619
Net increase (decrease) in net assets	665,453,999	(54,736,575)	116,094,879	261,020,108

Net assets:
Beginning of period	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of period*	$20,153,497,218	$19,488,043,219	$3,211,626,941	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,884	$2,367,212	$840,366	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$1,648,467	$3,238,690	$796,774	$1,738,760
Net realized gain	28,846	50,407	1,425	27,193
Net increase in net assets resulting from operations	1,677,313	3,289,097	798,199	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(732,149)	(1,086,755)	(566,130)	(1,033,531)
Private Investment Class	(73,909)	(155,889)	(39,577)	(91,310)
Personal Investment Class	(12,299)	(32,903)	(1,629)	(2,868)
Cash Management Class	(577,907)	(1,375,936)	(93,426)	(300,323)
Reserve Class	(4,540)	(16,233)	(25,785)	(45,177)
Resource Class	(32,430)	(56,850)	(15,165)	(45,960)
Corporate Class	(215,233)	(514,124)	(55,062)	(219,591)
Total distributions from net investment income	(1,648,467)	(3,238,690)	(796,774)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions-net:
Institutional Class	1,401,383,407	1,834,112,962	515,974,863	(1,883,220,830)
Private Investment Class	36,419,968	(36,853,689)	46,478,786	(167,828,533)
Personal Investment Class	23,953,878	(58,382,432)	1,377,785	(1,134,450)
Cash Management Class	792,265,128	(1,449,829,654)	48,891,984	(1,000,924,066)
Reserve Class	29,503,980	(123,454,493)	(23,479,048)	193,913,087
Resource Class	49,740,991	(17,144,597)	(13,521,334)	(121,226,628)
Corporate Class	682,805,166	146,476,752	233,796,736	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	3,016,072,518	294,924,849	809,519,772	(3,819,655,830)
Net increase (decrease) in net assets	3,015,476,913	294,040,227	809,028,771	(3,819,803,659)

Net assets:
Beginning of period	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of period*	$18,198,713,173	$15,183,236,260	$6,570,889,203	$5,761,860,432
* Includes accumulated undistributed net investment income	$664,475	$664,475	$622,710	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$93,089	$163,684	$262,627	$474,942
Net realized gain	4,974	13,675	396	—
Net increase in net assets resulting from operations	98,063	177,359	263,023	474,942

Distributions to shareholders from net investment income:
Institutional Class	(84,266)	(143,288)	(183,475)	(313,662)
Private Investment Class	(4,140)	(7,051)	(21,813)	(49,272)
Personal Investment Class	(530)	(941)	(928)	(2,080)
Cash Management Class	(2,851)	(6,788)	(26,239)	(62,337)
Reserve Class	(164)	(417)	(9,915)	(14,456)
Resource Class	(1,136)	(2,984)	(4,993)	(12,162)
Corporate Class	(2)	(2,215)	(15,264)	(20,973)
Total distributions from net investment income	(93,089)	(163,684)	(262,627)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions-net:
Institutional Class	508,765,902	55,882,200	129,061,856	(6,724,666)
Private Investment Class	(13,915,447)	(9,209,433)	(30,971,633)	(3,000,673)
Personal Investment Class	(539,894)	(255,316)	(22,513)	(1,467,962)
Cash Management Class	(1,633,929)	(5,916,215)	7,170,281	(29,853,031)
Reserve Class	(45,884)	477,453	4,775,142	7,073,577
Resource Class	(5,391,224)	(5,164,314)	(10,188,723)	3,754,782
Corporate Class	2	(50,832,006)	29,120,674	(634,156)
Net increase (decrease) in net assets resulting from share transactions	487,239,526	(15,017,631)	128,945,084	(30,852,129)
Net increase (decrease) in net assets	487,244,500	(15,051,952)	128,945,480	(30,852,129)

Net assets:
Beginning of period	521,557,916	536,609,868	751,409,617	782,261,746
End of period*	$1,008,802,416	$521,557,916	$880,355,097	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio,

42                         Short-Term Investments Trust

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to

43                         Short-Term Investments Trust

ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

44                         Short-Term Investments Trust

For the six months ended February 28, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,594,723	$—
STIC Prime Portfolio	1,282,497	262,207
Treasury Portfolio	2,850,474	1,551,816
Government & Agency Portfolio	—	221,287
Government TaxAdvantage Portfolio	284,159	191,077
Tax-Free Cash Reserve Portfolio	179,251	546,129

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$283,014	$214,119	N/A	$414,732	$37,541	N/A
STIC Prime Portfolio	209,193	255,196	$114,863	60,462	30,640	$19,067
Treasury Portfolio	1,101,217	336,614	2,277,400	196,587	257,021	312,681
Government & Agency Portfolio	576,061	43,991	326,240	1,107,162	114,909	62,556
Government TaxAdvantage Portfolio	43,811	11,702	9,121	5,702	7,723	2
Tax-Free Cash Reserve Portfolio	88,001	7,820	31,913	127,245	13,172	6,195

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 28, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$337,804	$102,439	$85,512	$73,035	N/A	N/A
STIC Prime Portfolio	152,201	96,945	40,300	9,314	$9,022	N/A
Treasury Portfolio	736,415	122,599	575,794	29,409	64,627	N/A
Government & Agency Portfolio	394,380	16,223	90,031	166,984	30,225	N/A
Government TaxAdvantage Portfolio	43,813	4,255	2,280	852	1,931	N/A
Tax-Free Cash Reserve Portfolio	88,006	2,844	7,979	19,015	3,293	N/A

Certain	officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in these Funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$481,261,459	$648,274,846	$—
STIC Prime Portfolio	162,658,734	129,062,064	—
Tax-Free Cash Reserve Portfolio	690,334,620	502,395,213	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

During the six months ended February 28, 2013, the Funds in aggregate paid legal fees of $604 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	48,737,834,636	$48,737,834,636	89,348,642,488	$89,348,642,488
Private Investment Class	689,008,392	689,008,392	1,457,491,082	1,457,491,082
Personal Investment Class	159,398,478	159,398,478	394,000,581	394,000,581
Cash Management Class	2,595,279,687	2,595,279,687	4,943,022,425	4,943,022,425
Reserve Class	516,367,263	516,367,263	798,059,349	798,059,349
Resource Class	259,227,594	259,227,594	949,447,727	949,447,727
Corporate Class	7,622,756,885	7,622,756,885	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	4,867,153	4,867,153	7,977,164	7,977,164
Private Investment Class	11,177	11,177	28,241	28,241
Personal Investment Class	8,430	8,430	16,939	16,939
Cash Management Class	160,229	160,229	243,762	243,762
Reserve Class	11,243	11,243	20,656	20,656
Resource Class	11,980	11,980	31,545	31,545
Corporate Class	717,413	717,413	652,399	652,399

Reacquired:
Institutional Class	(47,268,766,449)	(47,268,766,449)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(696,121,599)	(696,121,599)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(154,289,417)	(154,289,417)	(399,067,455)	(399,067,455)
Cash Management	(2,742,217,460)	(2,742,217,460)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(506,948,485)	(506,948,485)	(791,081,211)	(791,081,211)
Resource Class	(306,390,064)	(306,390,064)	(985,470,234)	(985,470,234)
Corporate Class	(8,245,721,007)	(8,245,721,007)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	665,206,079	$665,206,079	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,332,465,079	$3,332,465,079	8,818,749,285	$8,818,749,285
Private Investment Class	518,419,454	518,419,454	1,646,112,321	1,646,112,321
Personal Investment Class	1,027,698,289	1,027,698,289	2,023,470,801	2,023,470,801
Cash Management Class	1,181,999,476	1,181,999,476	2,918,490,012	2,918,490,012
Reserve Class	21,488,367	21,488,367	59,987,205	59,987,205
Resource Class	53,598,056	53,598,056	120,292,226	120,292,226
Corporate Class	850,836,107	850,836,107	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	259,770	259,770	522,849	522,849
Private Investment Class	19,618	19,618	90,389	90,389
Personal Investment Class	19,536	19,536	44,770	44,770
Cash Management Class	35,712	35,712	157,787	157,787
Reserve Class	3,791	3,791	4,815	4,815
Resource Class	10,700	10,700	18,083	18,083
Corporate Class	49,603	49,603	73,178	73,178

Reacquired:
Institutional Class	(3,517,649,992)	(3,517,649,992)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(550,143,245)	(550,143,245)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(1,007,295,543)	(1,007,295,543)	(2,035,541,678)	(2,035,541,678)
Cash Management	(1,076,301,810)	(1,076,301,810)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(24,058,638)	(24,058,638)	(50,390,197)	(50,390,197)
Resource Class	(55,752,365)	(55,752,365)	(95,062,299)	(95,062,299)
Corporate Class	(640,130,239)	(640,130,239)	(962,480,637)	(962,480,637)
Net increase in share activity	115,571,726	$115,571,726	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	14,101,363,874	$14,101,363,874	25,684,885,613	$25,684,885,613
Private Investment Class	1,299,738,193	1,299,738,193	6,307,904,112	6,307,904,112
Personal Investment Class	577,262,761	577,262,761	1,107,149,443	1,107,149,443
Cash Management Class	16,551,438,036	16,551,438,036	36,590,448,616	36,590,448,616
Reserve Class	106,858,844	106,858,844	550,118,652	550,118,652
Resource Class	259,299,361	259,299,361	438,220,116	438,220,116
Corporate Class	8,164,230,364	8,164,230,364	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	614,469	614,469	692,335	692,335
Private Investment Class	33,505	33,505	45,128	45,128
Personal Investment Class	16,844	16,844	41,597	41,597
Cash Management Class	79,050	79,050	199,968	199,968
Reserve Class	5,448	5,448	21,779	21,779
Resource Class	15,896	15,896	30,503	30,503
Corporate Class	114,621	114,621	281,122	281,122

Reacquired:
Institutional Class	(12,700,594,936)	(12,700,594,936)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(1,263,351,730)	(1,263,351,730)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(553,325,727)	(553,325,727)	(1,165,573,472)	(1,165,573,472)
Cash Management	(15,759,251,958)	(15,759,251,958)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(77,360,312)	(77,360,312)	(673,594,924)	(673,594,924)
Resource Class	(209,574,266)	(209,574,266)	(455,395,216)	(455,395,216)
Corporate Class	(7,481,539,819)	(7,481,539,819)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	3,016,072,518	$3,016,072,518	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	24,827,489,547	$24,827,489,547	50,116,831,608	$50,116,831,608
Private Investment Class	735,469,777	735,469,777	1,978,700,678	1,978,700,678
Personal Investment Class	52,563,315	52,563,315	101,374,961	101,374,961
Cash Management Class	5,043,637,641	5,043,637,641	11,662,178,713	11,662,178,713
Reserve Class	292,307,613	292,307,613	638,520,807	638,520,807
Resource Class	552,425,741	552,425,741	1,474,848,113	1,474,848,113
Corporate Class	2,688,502,189	2,688,502,189	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	403,333	403,333	624,554	624,554
Private Investment Class	17,039	17,039	17,647	17,647
Personal Investment Class	77	77	109	109
Cash Management Class	90,893	90,893	125,442	125,442
Reserve Class	24,913	24,913	16,199	16,199
Resource Class	17,968	17,968	31,833	31,833
Corporate Class	29,521	29,521	103,232	103,232

Reacquired:
Institutional Class	(24,311,918,017)	(24,311,918,017)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(689,008,030)	(689,008,030)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(51,185,607)	(51,185,607)	(102,509,520)	(102,509,520)
Cash Management	(4,994,836,550)	(4,994,836,550)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(315,811,574)	(315,811,574)	(444,623,919)	(444,623,919)
Resource Class	(565,965,043)	(565,965,043)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(2,454,734,974)	(2,454,734,974)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	809,519,772	$809,519,772	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,829,926,211	$1,829,926,211	3,731,626,851	$3,731,626,851
Private Investment Class	112,110,441	112,110,441	253,690,624	253,690,624
Personal Investment Class	5,801,182	5,801,182	10,327,891	10,327,891
Cash Management Class	36,176,595	36,176,595	43,621,575	43,621,575
Reserve Class	172,454	172,454	3,860,999	3,860,999
Resource Class	1,924,738	1,924,738	17,935,727	17,935,727
Corporate Class	—	—	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	50,301	50,301	147,439	147,439
Private Investment Class	1,802	1,802	4,337	4,337
Cash Management Class	2,318	2,318	10,599	10,599
Reserve Class	145	145	645	645
Resource Class	1,102	1,102	3,478	3,478
Corporate Class	2	2	2,178	2,178

Reacquired:
Institutional Class	(1,321,210,610)	(1,321,210,610)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(126,027,690)	(126,027,690)	(262,904,394)	(262,904,394)
Personal Investment Class	(6,341,076)	(6,341,076)	(10,583,207)	(10,583,207)
Cash Management	(37,812,842)	(37,812,842)	(49,548,389)	(49,548,389)
Reserve Class	(218,483)	(218,483)	(3,384,191)	(3,384,191)
Resource Class	(7,317,064)	(7,317,064)	(23,103,519)	(23,103,519)
Corporate Class	—	—	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	487,239,526	$487,239,526	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	800,732,072	$800,732,072	1,171,103,042	$1,171,103,042
Private Investment Class	81,421,611	81,421,611	235,527,922	235,527,922
Personal Investment Class	1,213,976	1,213,976	5,675,300	5,675,300
Cash Management Class	76,566,366	76,566,366	338,249,957	338,249,957
Reserve Class	33,018,381	33,018,381	83,892,175	83,892,175
Resource Class	27,053,670	27,053,670	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	37,253	37,253	62,811	62,811
Private Investment Class	15,512	15,512	29,076	29,076
Personal Investment Class	365	365	822	822
Cash Management Class	15,941	15,941	46,142	46,142
Reserve Class	8,151	8,151	14,273	14,273
Resource Class	3,977	3,977	10,887	10,887
Corporate Class	7,291	7,291	20,706	20,706

Reacquired:
Institutional Class	(671,707,469)	(671,707,469)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(112,408,756)	(112,408,756)	(238,557,671)	(238,557,671)
Personal Investment Class	(1,236,854)	(1,236,854)	(7,144,084)	(7,144,084)
Cash Management	(69,412,026)	(69,412,026)	(368,149,130)	(368,149,130)
Reserve Class	(28,251,390)	(28,251,390)	(76,832,871)	(76,832,871)
Resource Class	(37,246,370)	(37,246,370)	(39,094,880)	(39,094,880)
Corporate Class	(50,915,191)	(50,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	128,945,084	$128,945,084	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/13	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.08%	$17,526,038	0.14	%(c)	0.17	%(c)	0.15	%(c)
Year ended 08/31/12	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	16,051,708	0.14		0.18		0.15
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	15,240,109	0.14		0.17		0.15
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	16,317,110	0.14		0.18		0.20
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	20,264,356	0.16		0.21		1.17
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.80	24,567,534	0.12		0.17		3.64
STIC Prime Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	2,153,093	0.09	(c)	0.19	(c)	0.12	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,337,469	0.12		0.20		0.08
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.10	1,892,173	0.13		0.19		0.10
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,852,908	0.14		0.19		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.89	2,573,721	0.17		0.23		0.93
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.63	5,304,800	0.12		0.18		3.46
Treasury Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	8,415,744	0.13	(c)	0.18	(c)	0.01	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	7,014,482	0.08		0.18		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	5,180,618	0.11		0.18		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	4,530,503	0.14		0.18		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.39	4,882,282	0.15		0.20		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.93	4,639,164	0.12		0.18		2.66
Government & Agency Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	4,288,134	0.13	(c)	0.14	(c)	0.03	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	3,772,429	0.10		0.13		0.03
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,655,734	0.11		0.13		0.05
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	4,543,024	0.13		0.13		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.73	9,814,845	0.14		0.15		0.60
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.42	1,971,451	0.12		0.14		3.28
Government TaxAdvantage Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	940,611	0.09	(c)	0.22	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	431,857	0.07		0.22		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	376,002	0.10		0.26		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	175,670	0.13		0.26		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	535,957	0.15		0.30		0.51
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.28	226,983	0.12		0.24		3.30
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	624,360	0.11	(c)	0.30	(c)	0.07	(c)
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	495,297	0.13		0.30		0.06
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	502,025	0.23		0.29		0.06
Year ended 08/31/10	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	679,088	0.25		0.29		0.07
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.91	829,400	0.27		0.31		1.04
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.72	1,765,515	0.22	(d)	0.25	(d)	1.76	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.28	3,256,572	0.22		0.25		3.23

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $17,222,541, $2,169,376, $7,052,980, $4,105,851, $639,947 and $543,837 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/13)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.80	$0.69	$1,024.10	$0.70	0.14%
STIC Prime Portfolio	1,000.00	1,000.40	0.60	1,024.20	0.60	0.12
Treasury Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Government & Agency Portfolio	1,000.00	1,000.20	0.64	1,024.15	0.65	0.13
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.45	1,024.35	0.45	0.09
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.25	0.55	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2012, through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. The annualized expense ratio for STIC Prime Portfolio has been restated to reflect estimated ongoing expenses. The annualized expense ratio prior to restatement was 0.09%.
[3]	The actual expenses paid during the period prior to restatement were $0.45 for STIC Prime Portfolio.
[4]	The hypothetical expenses paid during the period prior to restatement were $0.45 for STIC Prime Portfolio.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted bylaw. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Personal Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
37	Financial Statements
42	Notes to Financial Statements
54	Financial Highlights
55	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/13
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	35 days	64 days	$107.7 million
STIC Prime	10 - 23 days	13 days	14 days	92.7 million
Treasury	27 - 50 days	50 days	50 days	150.7 million
Government & Agency	28 - 49 days	41 days	66 days	14.9 million
Government TaxAdvantage	24 - 48 days	48 days	58 days	4.0 million
Tax-Free Cash Reserve	17 - 29 days	21 days	21 days	2.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

The period covered by this report continued to be characterized by accommodative central bank monetary policy. In September 2012, the US Federal Reserve (the Fed) announced a third round of quantitative easing which included open-ended purchases of $40 billion in mortgage-backed securities per month.[1] And to replace Operation Twist, which was set to expire at the end of December 2012, the Fed announced that it would begin purchasing $45 billion in Treasuries per month.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

At the end of December 2012, the Federal Deposit Insurance Corporation’s unlimited deposit insurance facility expired, meaning that deposits would no longer be insured above $250,000.[2] Earlier concerns that investors would move their uninsured cash balances from bank accounts into short-term instruments, driving rates lower, did not materialize. While money market funds experienced some inflows when unlimited deposit insurance expired, it appeared that the uncertainty of the fiscal cliff was responsible for driving investors to seek out the safety and stability of money market funds at year end.

Overall, moderate economic growth and low inflation in 2012 created a supportive environment for fixed income credit. The Fed has indicated its intention to maintain its accommodative policies until the unemployment rate falls below 6.5% or until inflation exceeds 2%, so it may keep its target policy rate low through 2015.1

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	US Federal Reserve
2	Federal Deposit Insurance Corporation

3                Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.30%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.00%
Atlantis One Funding Corp.(b)(c)	0.18%	03/08/13	$80,000	$79,997,200
Atlantis One Funding Corp.(b)(c)	0.21%	03/18/13	200,000	199,980,166
Atlantis One Funding Corp.(b)(c)	0.42%	03/18/13	75,000	74,985,125
Atlantis One Funding Corp.(b)(c)	0.46%	03/06/13	250,000	249,984,028
				604,946,519

Asset-Backed Securities–Consumer Receivables–3.71%
Barton Capital LLC(c)	0.35%	03/06/13	41,600	41,598,007
Old Line Funding, LLC(c)	0.21%	05/15/13	100,000	99,956,250
Old Line Funding, LLC(c)	0.22%	06/03/13	50,000	49,971,278
Old Line Funding, LLC(c)	0.32%	04/10/13	50,000	49,982,222
Old Line Funding, LLC(c)	0.32%	04/15/13	150,000	149,940,000
Salisbury Receivables Co., LLC(c)	0.20%	03/11/13	51,600	51,597,133
Salisbury Receivables Co., LLC(c)	0.22%	04/10/13	130,000	129,968,222
Thunder Bay Funding, LLC(c)	0.21%	06/05/13	50,000	49,972,000
Thunder Bay Funding, LLC(c)	0.22%	04/15/13	75,000	74,979,375
Thunder Bay Funding, LLC(c)	0.32%	04/15/13	50,000	49,980,000
				747,944,487

Asset-Backed Securities–Diversified Banks–2.35%
Collateralized Commercial Paper Co., LLC	0.38%	07/31/13	118,600	118,409,713
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	60,600	60,502,131
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,373,400
Collateralized Commercial Paper II Co., LLC(c)	0.35%	08/26/13	88,000	87,847,711
				474,132,955

Asset-Backed Securities–Fully Supported–1.19%
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.30%	07/16/13	25,000	24,971,458
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.33%	05/15/13	35,000	34,975,938
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.41%	04/04/13	179,700	179,630,416
				239,577,812

Asset-Backed Securities–Fully Supported Bank–6.96%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.18%	03/21/13	100,000	99,990,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.22%	03/19/13	50,022	50,016,498
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	132,000	131,974,187
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/08/13	138,000	137,967,953
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.23%	03/18/13	75,000	74,991,854
Concord Minutemen Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/05/13	200,000	199,993,111
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/07/13	100,000	99,994,833
Fairway Finance Co., LLC (CEP-Bank of Montreal)(b)(c)	0.20%	04/10/13	30,000	29,993,333
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/28/13	100,000	99,985,000
Legacy Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	145,000	144,982,519
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	0.22%	03/12/13	97,000	96,993,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.23%	03/18/13	$36,000	$35,996,090
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.19%	03/20/13	50,195	50,189,967
				1,403,064,950

Asset-Backed Securities–Multi-Purpose–1.96%
Jupiter Securitization Co. LLC(c)	0.27%	08/27/13	50,000	49,932,875
Jupiter Securitization Co. LLC(c)	0.23%	06/07/13	50,000	49,968,695
Mont Blanc Capital Corp.(b)(c)	0.29%	06/03/13	50,000	49,962,139
Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	04/08/13	66,300	66,287,403
Nieuw Amsterdam Receivables Corp.(b)(c)	0.25%	05/07/13	100,000	99,953,472
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	35,000	34,996,675
Regency Markets No. 1, LLC(b)(c)	0.18%	03/27/13	44,268	44,262,245
				395,363,504

Asset-Backed Securities–Securities–0.16%
Scaldis Capital Ltd./LLC(b)(c)	0.18%	03/13/13	33,000	32,998,020

Asset-Backed Securities–Trade Receivables–0.61%
Market Street Funding LLC(c)	0.19%	05/10/13	66,618	66,593,389
Market Street Funding LLC(c)	0.22%	03/12/13	57,000	56,996,168
				123,589,557

Consumer Finance–0.35%
Toyota Motor Credit Corp.(b)	0.23%	07/05/13	70,000	69,943,650

Diversified Banks–15.24%
Bank of China(b)	0.21%	05/22/13	120,000	119,942,600
Bank of Montreal(b)	0.30%	07/01/13	200,000	199,800,056
Bank of Nova Scotia(b)	0.24%	04/04/13	100,000	99,977,806
Bank of Nova Scotia(b)	0.24%	04/02/13	125,000	124,973,333
Barclays Collateralized Funding Note(b)(c)	0.50%	04/23/13	183,000	183,000,000
BNP Paribas Finance Inc.(b)	0.12%	03/01/13	3,100	3,100,000
Caisse de Depots et Consignations(b)(c)	0.25%	04/15/13	75,000	74,976,562
ING (US) Funding LLC(b)	0.28%	05/13/13	30,000	29,982,967
ING (US) Funding LLC(b)	0.29%	05/22/13	75,000	74,951,312
ING (US) Funding LLC(b)	0.29%	05/01/13	59,690	59,660,669
ING (US) Funding LLC(b)	0.30%	05/01/13	100,000	99,950,014
ING (US) Funding LLC(b)	0.30%	05/02/13	50,000	49,974,597
Mizuho Funding, LLC(b)(c)	0.19%	03/08/13	100,000	99,996,306
National Australia Funding Delaware Inc.(b)(c)	0.20%	04/02/13	100,000	99,982,667
Oversea-Chinese Banking Corp. Ltd.(b)	0.18%	04/08/13	21,000	20,996,010
Oversea-Chinese Banking Corp. Ltd.(b)	0.19%	05/03/13	100,000	99,966,750
Rabobank USA Financial Corp.(b)	0.28%	07/08/13	100,000	99,899,667
Rabobank USA Financial Corp.(b)	0.40%	03/21/13	200,000	199,955,555
Societe Generale North America, Inc.(b)	0.25%	04/01/13	100,000	99,978,472
Societe Generale North America, Inc.(b)	0.29%	04/02/13	225,000	224,942,000
Societe Generale North America, Inc.(b)	0.30%	03/04/13	175,000	174,995,698
Societe Generale North America, Inc.(b)	0.31%	03/04/13	350,000	349,991,104
Standard Chartered Bank(b)(c)	0.25%	04/09/13	260,000	259,929,583
Standard Chartered Bank(b)(c)	0.26%	03/01/13	100,000	100,000,000
Standard Chartered Bank(b)(c)	0.27%	06/05/13	121,000	120,912,880
				3,071,836,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–1.12%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.50%	02/11/14	$25,000	$24,879,514
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/06/13	50,000	49,929,944
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/07/13	50,000	49,929,222
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	11/05/13	50,000	49,820,167
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,991,111
				224,549,958

Pharmaceuticals–0.01%
Pfizer Inc.(c)	0.60%	03/01/13	1,000	1,000,000

Regional Banks–7.15%
Banque et Caisse d’Epargne de I’Etat(b)	0.23%	04/09/13	75,000	74,981,312
Banque et Caisse d’Epargne de I’Etat(b)	0.27%	03/01/13	70,000	70,000,000
HSBC USA Inc.(b)	0.24%	03/27/13	100,000	99,982,667
HSBC USA Inc.(b)	0.26%	03/28/13	75,000	74,985,375
HSBC USA Inc.(b)	0.30%	04/01/13	90,000	89,976,750
HSBC USA Inc.(b)	0.30%	04/05/13	50,000	49,985,417
HSBC USA Inc.(b)	0.30%	07/08/13	100,000	99,892,500
HSBC USA Inc.(b)	0.31%	07/12/13	19,000	18,978,240
HSBC USA Inc.(b)	0.32%	05/10/13	80,000	79,950,222
Macquarie Bank Ltd.(b)(c)	0.23%	05/29/13	50,000	49,971,569
Macquarie Bank Ltd.(b)(c)	0.23%	05/21/13	49,000	48,974,643
Mitsubishi UFJ Trust & Banking Corp.(b)	0.17%	03/01/13	78,000	78,000,000
Nationwide Building Society(b)(c)	0.30%	06/21/13	75,000	74,930,000
Nationwide Building Society(b)(c)	0.33%	07/15/13	50,000	49,937,667
Nordea North America Inc.(b)	0.23%	05/30/13	200,000	199,887,500
Nordea North America Inc.(b)	0.24%	05/22/13	100,000	99,946,472
Nordea North America Inc.(b)	0.24%	05/24/13	38,000	37,979,163
Svenska Handelsbanken, Inc.(b)(c)	0.21%	05/06/13	138,000	137,946,870
Swedbank A.B.(b)	0.14%	03/13/13	5,000	4,999,775
				1,441,306,142

Soft Drinks–2.00%
Coca-Cola Co.(c)	0.19%	07/02/13	100,000	99,935,083
Coca-Cola Co.(c)	0.21%	05/06/13	50,000	49,980,750
Coca-Cola Co.(c)	0.22%	05/06/13	67,500	67,472,775
Coca-Cola Co.(c)	0.24%	04/04/13	185,950	185,907,852
				403,296,460

Specialized Finance–1.49%
Kreditanstalt fur Wiederaufbau(b)(c)	0.20%	04/09/13	100,000	99,978,333
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/01/13	100,000	99,981,056
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/02/13	100,000	99,980,444
				299,939,833
Total Commercial Paper (Cost $9,533,490,455)				9,533,490,455

Certificates of Deposit–16.19%
Bank of Montreal(b)(d)	0.37%	03/12/14	200,000	200,000,000
Bank of Nova Scotia(b)	0.24%	04/03/13	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.30%	08/06/13	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.36%	03/28/14	120,100	120,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(b)(d)	0.37%	03/11/14	$100,000	$100,000,000
Barclays Bank PLC(b)(d)	0.35%	06/17/13	450,000	450,000,000
Citibank, N.A.	0.19%	03/18/13	209,000	209,000,000
Landesbank Hessen-Thurin(b)	0.33%	05/08/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(b)	0.19%	03/12/13	100,000	100,000,000
Nationwide Building Society (United Kingdom)(b)	0.28%	03/13/13	175,000	174,983,682
Norinchukin Bank (The)(b)	0.20%	03/07/13	300,000	300,000,000
Norinchukin Bank (The)(b)	0.20%	04/04/13	80,000	80,000,000
Rabobank Nederland(b)	0.26%	09/03/13	60,000	60,000,000
Rabobank Nederland(b)	0.40%	04/02/13	155,000	155,000,000
Royal Bank of Canada(b)(d)	0.36%	03/04/14	300,000	300,000,000
Svenska Handelsbanken A.B.(b)	0.22%	04/17/13	150,000	150,000,977
Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.16%	03/01/13	52,588	52,588,408
Toronto-Dominion Bank(b)	0.22%	08/13/13	60,600	60,600,000
Toronto-Dominion Bank(b)	0.23%	08/07/13	150,000	150,000,000
Toronto-Dominion Bank(b)	0.27%	05/20/13	115,000	115,000,000
Toronto-Dominion Bank(b)	0.32%	03/15/13	75,000	75,000,582
Total Certificates of Deposit (Cost $3,262,273,649)				3,262,273,649

Variable Rate Demand Notes–10.30%(e)
Credit Enhanced–10.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	06/01/29	850	850,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	10/01/33	7,465	7,465,000
Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	12/01/33	22,660	22,660,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.)(f)	0.12%	12/01/23	1,990	1,990,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago)(f)	0.11%	12/01/36	6,670	6,670,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.13%	02/01/31	8,535	8,535,000
Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(f)	0.17%	11/01/37	1,940	1,940,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/39	24,700	24,700,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/35	6,260	6,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	$1,850	$1,850,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	07/01/41	46,300	46,300,000
California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC)(b)(f)	0.08%	05/01/40	30,000	30,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	07/01/38	945	945,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.)(f)	0.09%	09/01/33	26,525	26,525,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,010	2,010,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/33	3,175	3,175,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/37	16,675	16,675,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/33	24,775	24,775,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	11/01/38	3,410	3,410,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/15	3,385	3,385,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.11%	03/01/34	8,400	8,400,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/39	6,865	6,865,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/30	28,080	28,080,000
Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(f)	0.16%	06/01/43	6,000	6,000,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.10%	06/15/25	7,040	7,040,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	09/01/36	3,645	3,645,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/36	9,800	9,800,000
Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/26	15,500	15,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	0.17%	11/01/30	1,765	1,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	$8,500	$8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.)(c)(f)	0.09%	07/01/24	12,260	12,260,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.11%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.13%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/01/24	1,000	1,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	03/01/30	39,800	39,800,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	12/01/34	7,010	7,010,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	13,385	13,385,000
Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	02/01/35	2,385	2,385,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.10%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/31	3,880	3,879,954
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.12%	07/01/33	12,740	12,740,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/21	15,500	15,500,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/23	4,965	4,965,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(b)(f)	0.12%	01/01/18	5,345	5,345,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/19	12,035	12,035,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/27	10,000	10,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	11/01/25	4,600	4,600,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	06/01/24	25,000	25,000,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.)(f)	0.12%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.)(c)(f)	0.13%	10/01/17	2,200	2,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.)(f)	0.13%	09/01/24	1,100	1,100,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/35	5,060	5,060,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/29	$3,100	$3,100,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(f)	0.20%	06/01/17	1,129	1,129,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/39	7,500	7,500,000
Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/32	17,600	17,600,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/15	450	450,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(f)	0.41%	11/01/24	100	100,000
Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.)(f)	0.10%	01/01/26	4,600	4,600,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	08/15/25	7,237	7,237,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(f)	0.12%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.)(f)	0.11%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.16%	05/01/42	2,570	2,570,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.12%	08/01/21	13,790	13,790,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.)(f)	0.11%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,360	18,360,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	11/01/37	5,700	5,700,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,970	3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	03/01/31	3,200	3,200,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/33	7,000	7,000,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.)(c)(f)	0.16%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	03/01/38	15,575	15,575,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.)(f)	0.12%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.)(f)	0.13%	11/01/14	3,400	3,400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	4,125	4,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.10%	04/15/30	$8,120	$8,120,000
Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	01/01/32	6,625	6,625,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,000	2,000,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,700	2,700,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/28	1,995	1,995,000
Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/46	26,400	26,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	0.19%	03/01/39	6,210	6,210,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	12/01/26	5,575	5,575,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/38	14,341	14,341,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	10/15/42	20,885	20,885,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.15%	11/15/39	8,000	8,000,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	01/01/25	1,920	1,920,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.)(b)(f)	0.11%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	4,300	4,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/01/33	13,400	13,400,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.)(b)(c)(f)	0.11%	05/01/41	2,800	2,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.11%	08/15/31	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(b)(f)	0.13%	07/01/38	$14,815	$14,815,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/36	7,575	7,574,652
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	425	424,804
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	07/01/38	3,650	3,650,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.)(b)(f)	0.11%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(f)	0.10%	12/01/29	20,410	20,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	04/01/32	14,200	14,200,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/36	1,925	1,925,000
North Carolina (State of) Capital Facilities Finance Agency (Saint Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.13%	09/01/27	4,405	4,405,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/27	3,120	3,120,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/29	2,160	2,160,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/17	6,820	6,820,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/28	900	900,000
Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	09/01/34	27,820	27,820,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	11/01/35	2,045	2,045,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	12/01/27	8,485	8,485,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.25%	12/01/27	1,760	1,760,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago)(f)	0.12%	09/01/36	3,770	3,770,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	7,400	7,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal)(b)(f)	0.10%	07/01/40	$18,500	$18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(f)	0.11%	07/01/32	4,135	4,135,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.)(f)	0.14%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.)(f)	0.17%	08/01/35	1,200	1,200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.)(c)(f)	0.13%	05/01/20	2,450	2,450,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(b)(f)	0.11%	12/01/38	53,175	53,175,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.)(f)	0.09%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.10%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.14%	09/01/32	4,575	4,575,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/01/27	1,625	1,625,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	0.25%	07/01/40	2,365	2,365,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	10/01/33	7,675	7,675,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	11/01/25	5,300	5,300,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/26	4,385	4,385,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.)(f)	0.10%	05/01/19	1,880	1,880,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.11%	11/15/35	7,565	7,564,954
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	11/01/32	33,235	33,235,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	03/01/28	4,802	4,802,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	5,600	5,600,000
St. James (Parish of), Lousiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/38	9,700	9,700,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.)(c)(f)	0.25%	10/01/21	6,120	6,120,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/15/43	11,720	11,720,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	$4,970	$4,970,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.)(f)	0.10%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.12%	07/01/41	12,525	12,525,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.13%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/15/22	4,625	4,625,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(c)(f)	0.20%	07/01/26	1,610	1,610,000
Utah (State of) Associated Municipal Power Systems (Horse Butle Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal)(b)(f)	0.11%	09/01/32	9,000	9,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	12/01/31	3,985	3,985,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	09/01/38	15,700	15,700,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	750	750,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.10%	07/01/39	10,480	10,480,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/18	10,000	10,000,000
Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.12%	10/01/30	18,840	18,840,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.13%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.11%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.14%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.14%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.13%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(f)	0.10%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.13%	05/01/28	3,795	3,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/43	$15,000	$15,000,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	2,780	2,780,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/38	3,715	3,715,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/15/34	44,100	44,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,800	9,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	06/01/39	9,190	9,190,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.21%	06/01/25	1,740	1,740,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC-Bank of Montreal)(b)(f)	0.10%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/36	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	12/01/33	26,000	26,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.13%	08/01/30	5,700	5,700,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	05/01/30	500	500,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.)(f)	0.20%	05/01/33	800	800,000
Total Variable Rate Demand Notes (Cost $2,074,718,364)				2,074,718,364

Other Bonds & Notes–5.98%
American Honda Finance Corp., Unsec. Notes(b)(c)(d)	0.33%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Global Notes	2.10%	01/07/14	5,000	5,067,454
JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.37%	06/07/13	200,000	200,000,000
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	02/28/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(b)(d)	0.75%	11/01/13	75,000	75,242,664
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(d)	0.34%	03/18/14	200,000	200,000,000
Unsec. Medium-Term Notes(d)	0.36%	03/20/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.39%	03/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,205,310,118)				1,205,310,118
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.77% (Cost $16,075,792,586)				16,075,792,586

			Repurchase Amount
Repurchase Agreements–20.78%(g)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	400,001,778	400,000,000
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(h)	0.15%	05/02/13	150,054,375	150,000,000
Bank of Montreal, Term agreement dated 01/07/13, maturing value $200,060,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,062,822; 2.35%-6.00%, 12/01/22-11/20/42)(h)	0.18%	03/08/13	200,060,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Joint term agreement dated 01/07/13, aggregate maturing value $300,066,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 2.17%-5.00%, 09/01/26-11/01/42)(h)	0.17%	04/08/13	$225,049,937	$225,000,000
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations valued at $52,500,000; 1.36%-6.88%, 04/14/14-05/15/35)(b)(i)	0.26%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.39%-5.73%, 12/01/18-09/01/44)	0.18%	03/01/13	500,002,500	500,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Mortgage-Backed securities & other instruments valued at $333,900,049; 0%-16.77%, 09/25/17-12/25/59)(b)(i)	0.41%	—	—	318,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	208,161,056	208,160,015
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $306,772,643 (collateralized by Mortgage-backed securities & other instruments valued at $334,706,528; 0%-9.38%, 02/15/22-08/15/56)	0.61%	04/04/13	306,772,643	305,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value $368,349,191 (collateralized by Mortgage-backed securities & other instruments valued at $404,747,974; 0%-7.00%, 03/25/16-12/12/49)(h)	0.56%	04/29/13	368,349,191	368,000,000
RBC Capital Markets Corp., Joint term agreement dated 01/11/13, aggregate maturing value $400,093,333 (collateralized by U.S. Government sponsored agency obligations valued at $409,105,293; 2.26%-4.50%, 06/01/36-02/01/43)(h)	0.14%	03/12/13	300,070,000	300,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value $250,052,500 (collateralized by Corporate obligations valued at $262,500,001; 0%-11.00%, 03/31/13-12/31/99)(b)(h)	0.27%	03/27/13	250,052,500	250,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	392,001,960	392,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.25%-4.25%, 11/15/14-02/15/23)	0.17%	03/01/13	100,000,472	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	325,001,444	325,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 1.56%-6.50%, 12/01/19-03/01/43)	0.18%	03/01/13	97,356,825	97,356,338
Total Repurchase Agreements (Cost $4,188,516,353)				4,188,516,353
TOTAL INVESTMENTS(j)(k)–100.55% (Cost $20,264,308,939)				20,264,308,939
OTHER ASSETS LESS LIABILITIES–(0.55)%				(110,811,721)
NET ASSETS–100.00%				$20,153,497,218

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.3%; Canada: 12.2%; Netherlands: 8.2%; Japan: 5.6%; France: 5.2%; other countries less than 5% each: 12.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $6,398,946,558, which represented 31.75% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
JPMorgan Chase Bank, N.A.	5.0%

Portfolio Composition by Maturity

In days, as of 2/28/13

1–7	39.3%
8–30	11.4
31–60	20.2
61–90	8.3
91–180	10.6
181+	10.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–52.96%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.58%
Atlantis One Funding Corp.(b)(c)	0.20%	03/01/13	$147,000	$147,000,000

Asset-Backed Securities–Fully Supported Bank–16.94%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.16%	03/01/13	100,000	100,000,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.19%	03/01/13	50,000	50,000,000
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	20,000	19,996,089
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/16/13	92,000	91,974,138
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.19%	03/13/13	38,000	37,997,593
Gemini Securitization Corp., LLC (CEP-Deutsche Bank AG)(b)(c)	0.24%	03/15/13	25,000	24,997,667
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/11/13	100,000	99,977,222
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	20,000	19,997,589
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.22%	03/25/13	20,000	19,997,067
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/19/13	50,000	49,986,389
Working Capital Management LP (CEP-Mizuho Corporate Bank, Ltd.)(b)(c)	0.24%	03/05/13	29,200	29,199,221
				544,122,975

Asset-Backed Securities–Multi-Purpose–9.81%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.16%	03/06/13	65,000	64,998,556
Nieuw Amsterdam Receivables Corp.(b)(c)	0.17%	04/02/13	50,000	49,992,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/04/13	50,000	49,999,208
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	150,000	149,985,750
				314,975,958

Diversified Banks–17.65%
Caisse de Depots et Consignations(b)(c)	0.19%	03/04/13	20,000	19,999,683
Caisse de Depots et Consignations(b)(c)	0.19%	03/05/13	100,000	99,997,889
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/08/13	100,000	99,996,500
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/11/13	47,000	46,997,650
Societe Generale North America, Inc.(c)	0.25%	04/12/13	150,000	149,957,125
Sumitomo Mitsui Banking Corp.(b)(c)	0.19%	03/04/13	150,000	149,997,625
				566,946,472

Diversified Capital Markets–2.07%
Deutsche Bank Financial LLC(c)	0.20%	04/09/13	66,500	66,485,592

Regional Banks–1.91%
ANZ National (Int’l) Ltd.(b)(c)	0.15%	03/13/13	19,500	19,499,025
Commonwealth Bank of Australia(b)(c)	0.16%	03/15/13	41,816	41,813,398
				61,312,423
Total Commercial Paper (Cost $1,700,843,420)				1,700,843,420

Certificates of Deposit–14.54%
Bank of Montreal(c)	0.18%	03/11/13	130,000	130,000,000
Citibank, N.A.	0.19%	03/18/13	30,000	30,000,000
Mizuho Corporate Bank, Ltd.(c)	0.21%	03/01/13	120,000	120,000,000
Norinchukin Bank (The)(c)	0.17%	03/06/13	62,000	62,000,000
Norinchukin Bank (The)(c)	0.20%	04/05/13	55,000	55,000,000
Swedbank AB(c)	0.18%	03/14/13	70,000	70,000,000
Total Certificates of Deposit (Cost $467,000,000)				467,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–12.30%(d)
Credit Enhanced–12.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(e)	0.20%	06/01/29	$2,500	$2,500,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.)(b)(e)	0.13%	10/01/25	3,490	3,490,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(e)	0.12%	11/01/40	6,700	6,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.09%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(e)	0.11%	03/01/34	2,000	2,000,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	31,500	31,500,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(e)	0.11%	12/01/28	5,655	5,655,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(e)	0.12%	01/01/18	7,370	7,370,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(e)	0.11%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	08/01/28	12,175	12,175,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	08/15/25	3,000	3,000,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.10%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(e)	0.09%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/30	19,670	19,670,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/38	17,985	17,985,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/35	5,590	5,590,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(c)(e)	0.13%	07/01/38	13,055	13,055,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	3,695	3,695,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/18	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.)(e)	0.10%	04/01/32	$5,600	$5,600,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(e)	0.11%	04/01/32	2,345	2,345,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.13%	09/01/27	2,935	2,935,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/23	5,970	5,970,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.)(e)	0.13%	05/01/34	3,000	3,000,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(c)(e)	0.11%	12/01/38	20,750	20,750,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce)(c)(e)	0.11%	03/01/36	11,000	11,000,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	11/01/25	3,100	3,100,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/33	17,855	17,855,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	06/01/30	11,100	11,100,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/35	5,680	5,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	7,000	7,000,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	03/01/36	5,900	5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	05/01/30	2,500	2,500,000
Total Variable Rate Demand Notes (Cost $395,130,000)				395,130,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.80% (Cost $2,562,973,420)				2,562,973,420

			Repurchase Amount

Repurchase Agreements–20.20%(f)
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value of $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(g)	0.15%	05/02/13	25,009,062	25,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Asset-backed securities valued at $52,500,571; 0.54%-0.91%, 04/12/39-09/07/41)(c)(h)	0.41%	—	—	50,000,000
HSBC Securities (USA) Inc., Joint agreement dated 02/28/13, aggregate maturing value of $600,003,167 (collateralized by U.S. Government sponsored agency obligations valued at $612,003,894; 2.50%-6.50%, 04/01/17-03/01/43)	0.19%	03/01/13	150,000,792	150,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $45,261,538 (collateralized by Asset-backed securities & other instruments valued at $48,763,229; 0%-13.63%, 03/31/16-04/15/47)	0.61%	04/04/13	45,261,538	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value of $55,052,189 (collateralized by Asset-backed securities & other instruments valued at $60,184,305; 0%-8.50%, 10/08/14-04/15/47)(g)	0.56%	04/29/13	55,052,189	55,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.50%-3.50%, 05/01/42-01/01/43)	0.17%	03/01/13	$23,586,611	$23,586,500
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 3.50%-4.00%, 01/01/42-05/01/42)	0.18%	03/01/13	150,000,750	150,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value of $100,004,472 (collateralized by Municipal obligations & other instruments valued at $105,000,001; 0%-6.35%, 07/29/13-07/01/57)(c)(g)	0.23%	03/06/13	100,004,472	100,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	50,000,250	50,000,000
Total Repurchase Agreements (Cost $648,586,500)				648,586,500
TOTAL INVESTMENTS(i)(j)–100.00% (Cost $3,211,559,920)				3,211,559,920
OTHER ASSETS LESS LIABILITIES–0.00%				67,021
NET ASSETS–100.00%				$3,211,626,941

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing

PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $1,340,896,553, which represented 41.75% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 17.6%; United Kingdom: 11.2%; Netherlands: 9.7%; France: 9.0%; Canada: 7.5%; other countries less than 5% each: 17.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Entity	Percentage
Lloyds TSB Bank PLC	5.1%

Portfolio Composition by Maturity

In days, as of 2/28/13

1-7	57.4%
8-30	21.5
31-60	21.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–49.68%
U.S. Treasury Bills–42.41%(a)
U.S. Treasury Bills	0.07%	04/04/13	$150,000	$149,990,083
U.S. Treasury Bills	0.14%	04/04/13	200,000	199,973,867
U.S. Treasury Bills	0.15%	04/11/13	245,000	244,959,262
U.S. Treasury Bills	0.10%	04/18/13	400,000	399,949,333
U.S. Treasury Bills	0.15%	04/18/13	250,000	249,950,834
U.S. Treasury Bills	0.07%	04/25/13	300,000	299,967,917
U.S. Treasury Bills	0.13%	04/25/13	300,000	299,940,417
U.S. Treasury Bills	0.15%	04/25/13	250,000	249,944,236
U.S. Treasury Bills	0.09%	05/02/13	340,000	339,950,228
U.S. Treasury Bills	0.15%	05/02/13	245,000	244,935,864
U.S. Treasury Bills	0.07%	05/09/13	350,000	349,953,042
U.S. Treasury Bills	0.14%	05/09/13	250,000	249,931,479
U.S. Treasury Bills	0.08%	05/16/13	400,000	399,930,333
U.S. Treasury Bills	0.11%	05/16/13	100,000	99,977,834
U.S. Treasury Bills	0.12%	05/23/13	500,000	499,861,667
U.S. Treasury Bills	0.14%	05/23/13	150,000	149,952,621
U.S. Treasury Bills	0.13%	05/30/13	400,000	399,874,000
U.S. Treasury Bills	0.14%	05/30/13	290,000	289,896,325
U.S. Treasury Bills	0.11%	07/05/13	250,000	249,903,750
U.S. Treasury Bills	0.10%	07/11/13	300,000	299,888,900
U.S. Treasury Bills	0.11%	07/18/13	300,000	299,878,375
U.S. Treasury Bills	0.10%	07/25/13	300,000	299,878,333
U.S. Treasury Bills	0.11%	07/25/13	250,000	249,892,528
U.S. Treasury Bills	0.11%	08/01/13	300,000	299,866,125
U.S. Treasury Bills	0.11%	08/08/13	300,000	299,852,000
U.S. Treasury Bills	0.12%	08/15/13	300,000	299,839,958
U.S. Treasury Bills	0.13%	08/29/13	300,000	299,802,408
				7,717,741,719

U.S. Treasury Notes–7.27%
U.S. Treasury Notes	1.75%	04/15/13	320,000	320,630,776
U.S. Treasury Notes	1.38%	05/15/13	500,000	501,285,141
U.S. Treasury Notes	0.75%	08/15/13	250,000	250,698,940
U.S. Treasury Notes	0.25%	10/31/13	250,000	250,137,402
				1,322,752,259
Total U.S. Treasury Securities (Cost $9,040,493,978)				9,040,493,978
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.68% (Cost $9,040,493,978)				9,040,493,978

			Repurchase Amount
Repurchase Agreements–50.31%(b)
Bank of Montreal, Term agreement dated 02/14/13, maturing value of $500,093,194 (collateralized by U.S. Treasury obligations valued at $510,000,106; 0.63%-2.75%, 03/31/14-11/30/17)(c)	0.11%	04/16/13	500,093,194	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 02/27/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.63%-1.50%, 07/31/16-02/28/18)(c)	0.10%	04/29/13	$250,042,361	$250,000,000
Barclays Capital Inc., Agreement dated 02/28/13, maturing value of $285,001,267 (collateralized by U.S. Treasury obligation valued at $290,700,063; 0.25%, 06/30/14)	0.16%	03/01/13	285,001,267	285,000,000
Barclays Capital Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,016; 0.25%-3.13%, 08/31/13-11/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/13, maturing value of $280,001,244 (collateralized by U.S. Treasury obligations valued at $285,600,084; 0.88%-2.25%, 04/30/17-07/31/18)	0.16%	03/01/13	280,001,244	280,000,000
BNP Paribas Securities Corp., Term agreement dated 01/28/13, maturing value of $500,103,889 (collateralized by U.S. Treasury obligations valued at $510,000,080; 1.25%-1.88%, 07/15/19-07/15/20)	0.11%	04/29/13	500,103,889	500,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,062; 1.25%-3.88%, 07/15/20-04/15/29)	0.10%	04/15/13	500,075,000	500,000,000
CIBC World Markets Corp., Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,002,142; 0.25%-5.38%, 03/15/14-02/15/43)	0.16%	03/01/13	200,000,889	200,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-6.38%, 04/30/14-08/15/42)	0.16%	03/01/13	500,002,222	500,000,000
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-7.13%, 05/31/13-02/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,034; 0.25%-4.25%, 05/15/13-09/15/15)	0.16%	03/01/13	500,002,222	500,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 02/28/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,479; 0%, 11/15/37-05/15/40)	0.16%	03/01/13	100,000,444	100,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	43,991,812	43,991,592
Deutsche Bank Securities Inc., Term agreement dated 01/07/13, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0.38%-6.38%, 08/31/13-04/15/32)(c)	0.15%	04/08/13	500,189,583	500,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,199; 0.13%-2.00%, 07/31/17-02/15/23)	0.16%	03/01/13	500,002,222	500,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $200,000,778 (collateralized by U.S. Treasury obligation valued at $204,000,045; 0.63%, 02/15/43)	0.14%	03/01/13	200,000,778	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $31,816,483 (collateralized by U.S. Treasury obligation valued at $32,452,747; 0%, 08/22/13)	0.14%	03/01/13	31,816,483	31,816,359
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/07/13, maturing value of $500,175,000 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.25%-2.50%, 03/31/14-07/15/16)(c)	0.14%	05/08/13	500,175,000	500,000,000
Morgan Stanley, Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,029; 1.25%, 03/15/14)	0.16%	03/01/13	200,000,089	200,000,000
RBC Capital Markets Corp., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.25%-4.13%, 02/15/14-08/15/22)	0.16%	03/01/13	500,002,222	500,000,000
RBC Capital Markets Corp., Term agreement dated 02/13/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,060; 0%-4.50%, 04/15/13-04/15/29)(c)	0.10%	04/15/13	250,042,361	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBS Securities Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,433; 1.25%-2.00%, 04/15/14-07/15/20)	0.16%	03/01/13	$500,002,222	$500,000,000
RBS Securities Inc., Term agreement dated 01/31/13, maturing value of $300,082,500 (collateralized by U.S. Treasury obligations valued at $306,004,182; 0.13%-2.00%, 01/15/14-01/15/22)(c)	0.11%	05/01/13	300,082,500	300,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $480,002,133 (collateralized by U.S. Treasury obligations valued at $489,600,030; 0.13%-3.88%, 04/15/15-04/15/29)	0.16%	03/01/13	415,001,844	415,000,000
Societe Generale, Term agreement dated 02/26/13, maturing value of $500,007,778 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0.13%-2.50%, 01/15/14-01/15/29)(c)	0.08%	03/05/13	500,007,778	500,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	100,000,444	100,000,000
Total Repurchase Agreements (Cost $9,155,807,951)				9,155,807,951
TOTAL INVESTMENTS(d)–99.99% (Cost $18,196,301,929)				18,196,301,929
OTHER ASSETS LESS LIABILITIES–0.01%				2,411,244
NET ASSETS–100.00%				$18,198,713,173

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	50.3%
8–30	0.0
31–60	13.3
61–90	15.6
91–180	17.8
181+	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–54.43%
Federal Farm Credit Bank (FFCB)–5.39%
Bonds(a)	0.20%	04/02/13	$50,000	$50,000,000
Bonds(a)	0.18%	03/08/13	50,000	49,999,805
Bonds(a)	0.30%	05/03/13	20,000	20,003,157
Unsec. Bonds(a)	0.20%	07/02/13	54,000	54,005,841
Unsec. Bonds(a)	0.18%	01/14/14	25,000	24,997,793
Unsec. Notes(a)	0.13%	07/24/13	80,000	80,000,000
Unsec. Notes(a)	0.15%	01/14/14	75,000	74,993,249
				353,999,845

Federal Home Loan Bank (FHLB)–27.46%
Unsec. Bonds(a)	0.06%	04/09/13	60,000	60,000,000
Unsec. Bonds(a)	0.14%	04/18/13	65,000	65,000,000
Unsec. Bonds	0.23%	04/22/13	50,000	50,004,935
Unsec. Bonds(a)	0.16%	04/25/13	65,000	64,999,034
Unsec. Bonds	0.25%	07/17/13	50,000	49,999,376
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,472
Unsec. Bonds (a)	0.16%	02/05/14	75,000	75,000,000
Unsec. Disc. Notes(b)	0.16%	04/05/13	50,000	49,992,465
Unsec. Disc. Notes (b)	0.11%	04/05/13	50,000	49,994,896
Unsec. Disc. Notes(b)	0.16%	04/12/13	50,000	49,990,958
Unsec. Disc. Notes(b)	0.17%	04/17/13	50,000	49,988,903
Unsec. Disc. Notes(b)	0.17%	04/19/13	50,000	49,988,430
Unsec. Disc. Notes(b)	0.09%	04/24/13	75,000	74,990,437
Unsec. Disc. Notes(b)	0.13%	04/26/13	65,000	64,987,361
Unsec. Disc. Notes(b)	0.16%	05/08/13	50,000	49,984,889
Unsec. Disc. Notes(b)	0.13%	05/22/13	50,000	49,984,853
Unsec. Disc. Notes(b)	0.16%	05/24/13	100,000	99,962,667
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,979,975
Unsec. Disc. Notes(b)	0.11%	07/19/13	50,000	49,978,611
Unsec. Global Bonds	0.11%	07/17/13	50,000	49,995,783
Unsec. Global Bonds (a)	0.14%	07/25/13	80,000	80,000,000
Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,996,778
Unsec. Global Bonds	0.12%	08/13/13	50,000	49,990,670
Unsec. Global Bonds(a)	0.21%	04/04/14	80,000	79,986,683
Unsec. Global Notes(a)	0.16%	04/25/13	75,000	75,001,058
Unsec. Global Notes(a)	0.15%	05/28/13	75,000	74,998,739
Unsec. Global Notes(a)	0.17%	06/04/13	75,000	74,998,030
Unsec. Global Notes (a)	0.16%	02/28/14	60,000	59,991,171
Unsec. Notes(a)	0.14%	09/10/13	75,000	74,983,846
				1,804,770,020

Federal Home Loan Mortgage Corp. (FHLMC)–7.35%
Unsec. Disc. Notes(b)	0.16%	04/01/13	75,000	74,989,667
Unsec. Disc. Notes(b)	0.15%	04/08/13	50,000	49,991,872
Unsec. Disc. Notes(b)	0.13%	04/16/13	58,150	58,140,712
Unsec. Disc. Notes(b)	0.16%	04/18/13	50,000	49,989,334
Unsec. Disc. Notes(b)	0.16%	04/24/13	50,000	49,988,000
Unsec. Disc. Notes(b)	0.10%	05/06/13	50,000	49,991,292
Unsec. Disc. Notes(b)	0.10%	05/14/13	50,000	49,989,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(b)	0.14%	07/09/13	$50,000	$49,974,722
Unsec. Disc. Notes(b)	0.11%	07/15/13	50,000	49,979,222
				483,034,543

Federal National Mortgage Association (FNMA)–13.47%
Unsec. Disc. Notes(b)	0.15%	03/20/13	70,000	69,994,458
Unsec. Disc. Notes(b)	0.12%	04/17/13	100,000	99,984,333
Unsec. Disc. Notes(b)	0.17%	04/24/13	50,000	49,987,625
Unsec. Disc. Notes(b)	0.17%	05/08/13	50,000	49,983,945
Unsec. Disc. Notes(b)	0.16%	05/22/13	50,000	49,981,778
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,980,222
Unsec. Disc. Notes(b)	0.10%	06/03/13	50,000	49,986,945
Unsec. Disc. Notes(b)	0.13%	06/10/13	50,000	49,981,483
Unsec. Disc. Notes(b)	0.10%	06/10/13	50,000	49,985,973
Unsec. Disc. Notes(b)	0.11%	07/01/13	60,000	59,977,633
Unsec. Disc. Notes(b)	0.14%	07/02/13	50,000	49,976,083
Unsec. Disc. Notes(b)	0.11%	07/17/13	50,000	49,978,917
Unsec. Disc. Notes(b)	0.11%	07/22/13	50,000	49,978,153
Unsec. Disc. Notes(b)	0.11%	07/25/13	55,000	54,975,464
Unsec. Disc. Notes(b)	0.15%	09/03/13	50,000	49,961,250
Unsec. Global Notes	1.75%	05/07/13	50,000	50,145,873
				884,860,135

Overseas Private Investment Corp. (OPIC)–0.76%
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	50,000	50,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,576,664,543)				3,576,664,543

U.S. Treasury Securities–4.64%
U.S. Treasury Bills–4.64%(b)
U.S. Treasury Bills	0.14%	04/04/13	75,000	74,990,083
U.S. Treasury Bills	0.13%	04/25/13	75,000	74,985,104
U.S. Treasury Bills	0.07%	05/09/13	50,000	49,993,292
U.S. Treasury Bills	0.11%	07/25/13	50,000	49,978,708
U.S. Treasury Bills	0.11%	08/01/13	55,000	54,975,223
Total U.S. Treasury Securities (Cost $304,922,410)				304,922,410
TOTAL INVESTMENTS (excluding Repurchase Agreements)–59.07% (Cost $3,881,586,953)				3,881,586,953

			Repurchase Amount
Repurchase Agreements–40.94%(d)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	100,000,444	100,000,000
Bank of Montreal, Joint term agreement dated 02/25/13, aggregate maturing value of $300,060,000 (collateralized by U.S. Treasury obligations valued at $306,000,064; 0.25%-3.13%, 02/28/14-02/15/43)(e)	0.12%	04/26/13	250,050,000	250,000,000
BMO Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,962; 0%-0.3%, 05/16/13-03/26/15)	0.17%	03/01/13	35,001,165	35,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $250,037,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,207; 0.45%-3.30%, 12/28/15-08/08/35)(e)	0.10%	04/15/13	250,037,500	250,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/13, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,217; 0%-7.10%, 03/20/13-04/01/56)	0.18%	03/01/13	185,000,925	185,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $250,004,861 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,850; 0%-6.63%, 03/08/13-04/01/56)(e)	0.10%	03/06/13	$250,004,861	$250,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $250,001,181 (collateralized by U.S. Treasury obligation valued at $255,000,003; 2%, 01/15/14)	0.17%	03/01/13	250,001,181	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	74,463,053	74,462,681
Deutsche Bank Securities Inc., Joint term agreement dated 01/07/13, aggregate maturing value of $350,141,556 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,353; 0%-6.75%, 03/08/13-06/12/37)(e)	0.16%	04/08/13	275,111,222	275,000,000
Goldman, Sachs & Co., Agreement dated 02/28/13, maturing value $300,001,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,167; 0%-3.00%, 05/20/13-01/18/28)	0.18%	03/01/13	300,001,500	300,000,000
RBS Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,003,201; 0%-9.38%, 07/15/13-04/15/30)	0.17%	03/01/13	330,001,558	330,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligation valued at $102,000,608; 0%, 01/15/21)	0.17%	03/01/13	15,384,776	15,384,703
Societe Generale, Term agreement dated 02/26/13, maturing value of $300,005,250 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,430; 0%-6.25%, 03/21/13-07/15/37)(e)	0.09%	03/05/13	300,005,250	300,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	75,000,333	75,000,000
Total Repurchase Agreements (Cost $2,689,847,384)				2,689,847,384
TOTAL INVESTMENTS(f)–100.01% (Cost $6,571,434,337)				6,571,434,337
OTHER ASSETS LESS LIABILITIES -(0.01)%				(545,134)
NET ASSETS–100.00%				$6,570,889,203

Investment Abbreviations:

COP	— Certificates of Participation
Disc.	— Discounted
Gtd.	— Guaranteed

Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	41.7%
8–30	1.8
31–60	20.4
61–90	10.6
91–180	18.1
181+	7.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–69.77%
Federal Farm Credit Bank (FFCB)–14.94%
Bonds(a)	0.18%	03/08/13	$10,000	$9,999,961
Bonds(a)	0.30%	04/11/13	15,000	15,001,702
Bonds(a)	0.18%	06/04/13	14,400	14,399,429
Disc. Notes(b)	0.01%	03/01/13	25,000	25,000,000
Disc. Notes(b)	0.05%	03/11/13	18,000	17,999,750
Disc. Notes(b)	0.10%	05/20/13	15,000	14,996,667
Disc. Notes(b)	0.10%	07/18/13	15,000	14,994,208
Sr. Unsec. Notes(a)	0.17%	04/17/13	18,300	18,301,273
Unsec. Notes(a)	0.18%	08/26/13	15,000	15,000,000
Unsec. Notes(a)	0.15%	01/14/14	5,000	4,999,550
				150,692,540

Federal Home Loan Bank (FHLB)–52.35%
Unsec. Bonds(a)	0.06%	04/09/13	15,000	15,000,000
Unsec. Bonds(a)	0.14%	04/18/13	15,000	15,000,000
Unsec. Bonds	0.23%	04/22/13	12,000	12,001,184
Unsec. Bonds(a)	0.16%	04/25/13	10,000	9,999,851
Unsec. Disc. Notes(b)	0.00%	03/01/13	17,359	17,359,000
Unsec. Disc. Notes(b)	0.06%	03/08/13	5,995	5,994,936
Unsec. Disc. Notes(b)	0.09%	03/13/13	30,000	29,999,100
Unsec. Disc. Notes(b)	0.07%	03/15/13	16,500	16,499,583
Unsec. Disc. Notes(b)	0.10%	03/15/13	25,000	24,999,028
Unsec. Disc. Notes(b)	0.11%	03/15/13	24,592	24,590,948
Unsec. Disc. Notes(b)	0.12%	03/20/13	25,000	24,998,417
Unsec. Disc. Notes(b)	0.12%	03/27/13	25,000	24,997,833
Unsec. Disc. Notes(b)	0.07%	04/03/13	20,000	19,998,717
Unsec. Disc. Notes(b)	0.11%	04/05/13	11,600	11,598,759
Unsec. Disc. Notes(b)	0.08%	04/17/13	12,500	12,498,694
Unsec. Disc. Notes(b)	0.11%	04/17/13	15,000	14,997,846
Unsec. Disc. Notes(b)	0.08%	04/19/13	30,000	29,996,733
Unsec. Disc. Notes(b)	0.08%	05/01/13	40,000	39,994,578
Unsec. Disc. Notes(b)	0.10%	05/02/13	15,000	14,997,417
Unsec. Disc. Notes(b)	0.08%	05/03/13	24,750	24,746,483
Unsec. Disc. Notes(b)	0.16%	05/03/13	10,000	9,997,200
Unsec. Disc. Notes(b)	0.09%	05/08/13	15,000	14,997,450
Unsec. Disc. Notes(b)	0.13%	05/08/13	15,000	14,996,458
Unsec. Disc. Notes(b)	0.10%	05/15/13	8,945	8,943,136
Unsec. Disc. Notes(b)	0.11%	05/15/13	15,000	14,996,563
Unsec. Disc. Notes(b)	0.10%	06/12/13	15,000	14,995,708
Unsec. Disc. Notes(b)	0.10%	07/05/13	6,500	6,497,725
Unsec. Disc. Notes(b)	0.13%	08/09/13	12,500	12,492,733
Unsec. Global Notes(a)	0.16%	04/25/13	15,000	15,000,212
Unsec. Global Notes(a)	0.17%	06/04/13	15,000	14,999,606
Unsec. Notes(a)	0.14%	09/10/13	10,000	9,997,846
				528,183,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee Valley Authority (TVA)–2.48%
Unsec. Disc. Notes(b)	0.09%	03/14/13	$25,000	$24,999,233
Total U.S. Government Sponsored Agency Securities (Cost $703,875,517)				703,875,517

U.S. Treasury Securities–30.23%
U.S. Treasury Bills–29.24%(b)
U.S. Treasury Bills	0.09%	03/14/13	25,000	24,999,187
U.S. Treasury Bills	0.11%	03/21/13	20,000	19,998,778
U.S. Treasury Bills	0.10%	03/28/13	25,000	24,998,125
U.S. Treasury Bills	0.05%	04/04/13	15,000	14,999,277
U.S. Treasury Bills	0.06%	04/11/13	15,000	14,999,060
U.S. Treasury Bills	0.06%	04/18/13	15,000	14,998,800
U.S. Treasury Bills	0.10%	04/18/13	20,000	19,997,467
U.S. Treasury Bills	0.06%	04/25/13	15,000	14,998,740
U.S. Treasury Bills	0.13%	04/25/13	50,000	49,990,069
U.S. Treasury Bills	0.10%	05/02/13	15,000	14,997,417
U.S. Treasury Bills	0.12%	05/23/13	20,000	19,994,467
U.S. Treasury Bills	0.12%	05/30/13	15,000	14,995,688
U.S. Treasury Bills	0.11%	07/25/13	15,000	14,993,612
U.S. Treasury Bills	0.10%	08/01/13	15,000	14,993,625
U.S. Treasury Bills	0.13%	08/29/13	15,000	14,990,196
				294,944,508

U.S. Treasury Notes–0.99%
U.S. Treasury Notes	1.75%	04/15/13	10,000	10,019,718
Total U.S. Treasury Securities (Cost $304,964,226)				304,964,226
TOTAL INVESTMENTS(c)–100.00% (Cost $1,008,839,743)				1,008,839,743
OTHER ASSETS LESS LIABILITIES–(0.00)%				(37,327)
NET ASSETS–100.00%				$1,008,802,416

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured
Sr.	– Senior

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	4.2%
8–30	27.3
31–60	32.7
61–90	19.2
91–180	13.7
181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.08%
Alabama–0.46%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$1,000	$1,044,660
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	04/01/28	3,000	3,000,000
				4,044,660

Alaska–0.15%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,292,750

Arizona–2.34%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.14%	08/01/15	7,440	7,440,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.14%	12/01/37	13,195	13,195,000
				20,635,000

Colorado–3.04%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	07/01/34	2,025	2,025,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA)(c)	0.11%	02/15/28	2,100	2,100,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.31%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	07/01/21	4,280	4,280,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	12/01/38	2,100	2,100,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas)(c)(d)(e)	0.75%	12/01/30	6,950	6,950,000
				26,740,000

District of Columbia–0.58%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.27%	01/01/29	5,105	5,105,000

Florida–4.59%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)(c)	0.11%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.12%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	04/01/20	2,525	2,525,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	07/01/32	13,000	13,000,000
St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	06/01/33	10,500	10,500,000
				40,415,000

Georgia–2.88%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	01/01/21	4,815	4,815,000
Georgia (State of); Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	8,500	8,537,817
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.12%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	11/15/32	$3,920	$3,920,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)(c)(f)	0.11%	08/01/24	3,950	3,950,000
				25,322,817

Hawaii–2.84%
Hawai’i Pacific Health (Department of Budget and Finance of the State of Hawai’i); Series 2004 B, VRD Special Purpose RB (LOC-JP Morgan Chase Bank, N.A.)(c)(d)	0.13%	07/01/33	25,000	25,000,000

Idaho–0.69%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,035,126

Illinois–8.95%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada)(c)(d)(e)	0.11%	01/01/37	5,000	5,000,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/36	6,940	6,940,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.11%	03/01/30	14,845	14,845,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,004,974
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.)(c)(d)	0.11%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.21%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(c)	0.09%	12/01/46	2,000	2,000,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/37	7,975	7,975,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.13%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(c)(d)	0.41%	11/01/24	980	980,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	08/15/25	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(c)(d)	0.12%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,378,677
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/15/22	4,300	4,300,000
				78,813,651

Indiana–5.03%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	04/01/36	7,150	7,150,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	08/01/37	2,425	2,425,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	12/01/23	3,545	3,545,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/32	9,230	9,230,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	06/01/40	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	02/01/25	1,835	1,835,000
Indiana University; Series 2012 V-1, Ref. Tax Exempt Student Fee RB	2.50%	08/01/13	1,520	1,534,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/38	$14,000	$14,000,000
Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,550,343
				44,269,676

Iowa–0.43%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)(c)	0.10%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/16/13	1,800	1,806,162
				3,806,162

Kansas–0.51%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)(f)	0.11%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,014,016
				4,514,016

Kentucky–1.67%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/30	14,700	14,700,000

Maryland–2.07%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	5,000	5,064,997
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,112,831
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/32	4,970	4,970,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/28	2,075	2,075,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/33	4,990	4,990,000
				18,212,828

Massachusetts–1.10%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	09/01/38	4,600	4,600,000
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	04/01/28	5,050	5,050,000
				9,650,000

Michigan–2.80%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.12%	08/15/32	1,615	1,615,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/31	600	600,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,272,934
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	04/01/22	6,570	6,570,000
				24,672,934

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.13%	04/01/37	5,835	5,835,000
Minnesota (State of); Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/13	1,000	1,020,283
				6,855,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–1.02%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.10%	12/01/30	$1,000	$1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	04/01/37	8,000	8,000,000
				9,000,000

Missouri–2.67%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.26%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP-FNMA)(c)	0.10%	11/15/26	1,650	1,650,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC-FHLB of Des Moines)(c)(d)	0.11%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.14%	12/01/27	14,500	14,500,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.)(c)(d)(f)	0.12%	12/01/15	3,950	3,950,000
				23,515,000

New Hampshire–2.44%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	10/01/33	14,465	14,465,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	09/01/37	980	980,000
				21,445,000

New Mexico–0.55%
Bernalillo (County of); Series 2013, Unlimited Tax GO Bonds	3.00%	08/15/13	1,100	1,113,035
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	3,690	3,690,000
				4,803,035

New York–4.11%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	10/01/32	7,710	7,710,000
Metropolitan Transportation Authority (Dedicated Tax Fund); Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.09%	11/01/31	3,485	3,485,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(c)(d)	0.10%	12/01/29	25,000	25,000,000
				36,195,000

North Carolina–1.74%
North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,000,000
North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.11%	12/01/36	9,300	9,300,000
Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,000,000
Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,009,508
				15,309,508

Ohio–6.88%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/01/37	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Middletown (City of) (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	11/15/39	$11,000	$11,000,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	05/01/26	4,450	4,450,000
Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	11/01/27	13,000	13,000,000
				60,550,000

Oregon–0.36%
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,158,175

Pennsylvania–13.75%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (c)(d)(e)	0.10%	05/15/37	32,750	32,750,000
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia)(c)(d)(e)	0.12%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	03/01/30	11,820	11,820,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	09/01/18	2,305	2,305,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.06%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	10/15/25	7,390	7,390,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	09/01/28	7,625	7,625,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(d)(e)	0.13%	07/01/38	30,000	30,000,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.14%	04/01/20	1,800	1,800,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	07/01/26	6,985	6,985,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/24	6,915	6,915,000
				121,090,000

Rhode Island–2.04%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.14%	09/01/37	18,000	18,000,000

Tennessee–1.55%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	1,000	1,027,813
Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,285,196
				13,688,009

Texas–8.02%
Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.14%	04/12/13	7,000	7,000,000
Series 2009 H-2, GO Commercial Paper Notes	0.15%	04/05/13	5,000	5,000,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,045,602
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	919,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)(c)	0.13%	02/15/27	$7,760	$7,760,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(c)	0.11%	05/01/42	13,690	13,690,000
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	16,500	16,689,602
				70,604,956

Utah–1.66%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.21%	06/01/21	2,500	2,500,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	9,000	9,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(c)	0.16%	04/01/42	3,125	3,125,000
				14,625,000

Vermont–0.19%
Vermont (State of); Series 2012 F, Unlimited Tax GO Bonds	2.00%	08/15/13	1,660	1,673,669

Virginia–1.55%
Fredericksburg (City of); Series 2011 A, Unlimited Tax GO Bonds	4.00%	07/15/13	1,540	1,561,884
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.13%	08/01/32	7,800	7,800,000
Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.16%	12/01/34	1,570	1,570,000
Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,000,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.17%	12/01/19	740	740,000
				13,671,884

Washington–1.31%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC-Bank of New York Mellon)(c)(d)	0.11%	04/01/36	11,000	11,000,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(c)	0.10%	11/01/25	500	500,000
				11,500,000

West Virginia–0.75%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.12%	01/01/34	6,600	6,600,000

Wisconsin–5.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(c)(d)	0.11%	10/01/42	5,220	5,220,000
Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	09/01/40	6,040	6,040,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/37	4,890	4,890,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)(f)	0.28%	07/01/14	730	730,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	12/01/32	8,805	8,805,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	08/15/34	2,000	2,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/30	19,300	19,300,000
				46,985,000

Wyoming–3.24%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	5,460	5,460,000
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(d)(e)	0.12%	01/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	$13,060	$13,060,000
				28,520,000
TOTAL INVESTMENTS(h)(i)–100.08% (Cost $881,019,139)				881,019,139
OTHER ASSETS LESS LIABILITIES–(0.08)%				(664,042)
NET ASSETS–100.00%				$880,355,097

Investment Abbreviations:

BAN	–	Bond Anticipation Notes
CEP	–	Credit Enhancement Provider
Ctfs.	–	Certificates
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GO	–	General Obligation
IDR	–	Industrial Development Revenue Bonds
LOC	–	Letter of Credit
MFH	–	Multi-Family Housing

PCR	–	Pollution Control Revenue Bonds
PUTTERs	–	Putable Tax-Exempt Receipts
RAN	–	Revenue Anticipation Notes
RB	–	Revenue Bonds
Ref.	–	Refunding
Sr.	–	Senior
TAN	–	Tax Anticipation Notes
TRAN	–	Tax and Revenue Anticipation Notes
VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: countries less than 5% each: 11.7%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $36,650,000, which represented 4.16% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.2%
PNC Bank, N.A.	9.6
Wells Fargo Bank, N.A.	9.1
U.S. Bank, N.A.	6.7
Federal National Mortgage Association	5.9
TD Bank, N.A.	5.7
Federal Home Loan Mortgage Corp.	5.2

Portfolio Composition by Maturity

In days, as of 2/29/12

1–7	90.2%
31–60	2.5
61–90	0.2
91–180	2.0
181+	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,075,792,586	$2,562,973,420	$9,040,493,978	$3,881,586,953	$1,008,839,743	$881,019,139
Repurchase agreements, at value and cost	4,188,516,353	648,586,500	9,155,807,951	2,689,847,384	—	—
Total investments, at value and cost	20,264,308,939	3,211,559,920	18,196,301,929	6,571,434,337	1,008,839,743	881,019,139
Cash	—	—	—	—	91,850	1,069,236
Receivable for:
Investments sold	1,160,009	1,025,000	—	—	—	725,000
Interest	3,777,094	142,097	4,671,185	763,035	18,679	1,017,477
Fund expenses absorbed	254,533	165,775	1,140,347	477,166	15,705	77,132
Investment for trustee deferred compensation and retirement plans	546,096	259,528	265,526	111,061	51,074	98,543
Other assets	31,539	165,726	59,226	53,848	29,027	45,672
Total assets	20,270,078,210	3,213,318,046	18,202,438,213	6,572,839,447	1,009,046,078	884,052,199

Liabilities:
Payable for:
Investments purchased	109,971,569	—	—	—	—	3,113,035
Amount due custodian	177,163	27,683	—	92,028	—	—
Dividends	1,776,697	226,152	287,844	101,631	31,809	61,949
Accrued fees to affiliates	535,105	195,269	1,153,725	567,997	50,023	65,418
Accrued operating expenses	366,943	67,889	243,471	214,381	29,052	30,780
Accrued trustees’ and officers’ fees and benefits	43,504	9,430	34,914	15,779	4,823	4,460
Trustee deferred compensation and retirement plans	3,710,011	1,164,682	2,005,086	958,428	127,955	421,460
Total liabilities	116,580,992	1,691,105	3,725,040	1,950,244	243,662	3,697,102
Net assets applicable to shares outstanding	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

Net assets consist of:
Shares of beneficial interest	$20,151,248,772	$3,210,438,168	$18,198,644,303	$6,570,757,494	$1,008,786,182	$880,483,475
Undistributed net investment income	2,468,884	840,366	664,475	622,710	11,260	(50,202)
Undistributed net realized gain (loss)	(220,438)	348,407	(595,605)	(491,001)	4,974	(78,176)
	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$17,526,037,551	$2,153,092,814	$8,415,743,750	$4,288,134,231	$940,611,471	$624,359,994
Private Investment Class	$365,346,638	$128,127,607	$844,471,953	$428,442,381	$24,532,015	$64,856,318
Personal Investment Class	$107,748,509	$92,787,116	$150,789,811	$14,932,247	$4,005,836	$2,723,669
Cash Management Class	$638,904,022	$464,108,998	$5,721,381,025	$722,406,989	$31,813,588	$83,677,295
Reserve Class	$106,666,428	$13,824,910	$54,692,721	$240,808,556	$1,303,292	$30,130,849
Resource Class	$93,911,397	$52,288,878	$326,076,473	$137,379,057	$6,526,199	$18,165,740
Corporate Class	$1,314,882,673	$307,396,618	$2,685,557,440	$738,785,742	$10,015	$56,441,232

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,524,083,958	2,153,085,776	8,415,456,875	4,288,078,484	940,575,723	624,356,208
Private Investment Class	365,305,046	128,127,173	844,443,571	428,436,957	24,531,219	64,855,935
Personal Investment Class	107,736,604	92,786,853	150,784,738	14,932,060	4,005,687	2,723,653
Cash Management Class	638,829,768	464,107,553	5,721,167,078	722,397,009	31,812,400	83,676,795
Reserve Class	106,654,971	13,824,871	54,690,986	240,805,479	1,303,243	30,130,668
Resource Class	93,901,094	52,288,716	326,065,525	137,377,038	6,525,955	18,165,630
Corporate Class	1,314,736,828	307,395,658	2,685,471,536	738,777,142	10,016	56,440,894
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$30,133,737	$3,207,726	$11,428,389	$5,085,632	$390,800	$696,195

Expenses:
Advisory fees	15,452,001	2,270,681	12,093,440	3,169,813	539,845	903,393
Administrative services fees	547,067	283,441	479,896	333,122	96,270	104,510
Custodian fees	416,244	67,999	309,184	199,950	13,467	14,922
Distribution fees:
Private Investment Class	844,509	380,503	1,841,037	985,950	87,626	176,012
Personal Investment Class	384,144	363,545	459,744	60,838	15,958	10,665
Cash Management Class	427,562	201,499	2,878,969	450,156	11,402	39,894
Reserve Class	561,812	71,644	226,224	1,284,492	6,555	146,265
Resource Class	114,237	45,112	323,134	151,126	9,655	16,466
Corporate Class	299,958	24,666	321,637	82,287	2	6,195
Transfer agent fees	927,120	136,133	725,606	346,721	31,847	35,074
Trustees’ and officers’ fees and benefits	256,388	51,050	217,209	88,050	18,757	21,242
Other	426,937	126,713	316,496	286,402	72,755	79,793
Total expenses	20,657,979	4,022,986	20,192,576	7,438,907	904,139	1,554,431
Less: Fees waived	(5,142,919)	(2,541,907)	(10,412,654)	(3,150,049)	(606,428)	(1,120,863)
Net expenses	15,515,060	1,481,079	9,779,922	4,288,858	297,711	433,568
Net investment income	14,618,677	1,726,647	1,648,467	796,774	93,089	262,627

Realized and unrealized gain from:
Net realized gain from Investment securities	146,248	53,914	28,846	1,425	4,974	396
Net increase in net assets resulting from operations	$14,764,925	$1,780,561	$1,677,313	$798,199	$98,063	$263,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$14,618,677	$25,157,094	$1,726,647	$2,123,775
Net realized gain	146,248	(293,864)	53,914	294,493
Net increase in net assets resulting from operations	14,764,925	24,863,230	1,780,561	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(12,880,778)	(22,653,197)	(956,810)	(1,970,544)
Private Investment Class	(33,902)	(91,059)	(48,647)	(159,676)
Personal Investment Class	(10,281)	(20,510)	(31,763)	(56,186)
Cash Management Class	(315,687)	(549,401)	(133,183)	(298,814)
Reserve Class	(11,278)	(20,900)	(4,501)	(5,540)
Resource Class	(11,464)	(32,103)	(14,578)	(22,143)
Corporate Class	(1,253,615)	(1,891,596)	(67,926)	(75,876)
Total distributions from net investment income	(14,517,005)	(25,258,766)	(1,257,408)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions-net:
Institutional Class	1,473,935,340	811,900,804	(184,925,143)	445,421,945
Private Investment Class	(7,102,030)	(129,163,894)	(31,704,173)	(107,860,105)
Personal Investment Class	5,117,491	(5,049,935)	20,422,282	(12,026,107)
Cash Management Class	(146,777,544)	(781,536,081)	105,733,378	(93,221,563)
Reserve Class	9,430,021	6,998,794	(2,566,480)	9,601,823
Resource Class	(47,150,490)	(35,990,962)	(2,143,609)	25,248,010
Corporate Class	(622,246,709)	78,500,235	210,755,471	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	665,206,079	(54,341,039)	115,571,726	261,190,619
Net increase (decrease) in net assets	665,453,999	(54,736,575)	116,094,879	261,020,108

Net assets:
Beginning of period	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of period*	$20,153,497,218	$19,488,043,219	$3,211,626,941	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,884	$2,367,212	$840,366	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$1,648,467	$3,238,690	$796,774	$1,738,760
Net realized gain	28,846	50,407	1,425	27,193
Net increase in net assets resulting from operations	1,677,313	3,289,097	798,199	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(732,149)	(1,086,755)	(566,130)	(1,033,531)
Private Investment Class	(73,909)	(155,889)	(39,577)	(91,310)
Personal Investment Class	(12,299)	(32,903)	(1,629)	(2,868)
Cash Management Class	(577,907)	(1,375,936)	(93,426)	(300,323)
Reserve Class	(4,540)	(16,233)	(25,785)	(45,177)
Resource Class	(32,430)	(56,850)	(15,165)	(45,960)
Corporate Class	(215,233)	(514,124)	(55,062)	(219,591)
Total distributions from net investment income	(1,648,467)	(3,238,690)	(796,774)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions-net:
Institutional Class	1,401,383,407	1,834,112,962	515,974,863	(1,883,220,830)
Private Investment Class	36,419,968	(36,853,689)	46,478,786	(167,828,533)
Personal Investment Class	23,953,878	(58,382,432)	1,377,785	(1,134,450)
Cash Management Class	792,265,128	(1,449,829,654)	48,891,984	(1,000,924,066)
Reserve Class	29,503,980	(123,454,493)	(23,479,048)	193,913,087
Resource Class	49,740,991	(17,144,597)	(13,521,334)	(121,226,628)
Corporate Class	682,805,166	146,476,752	233,796,736	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	3,016,072,518	294,924,849	809,519,772	(3,819,655,830)
Net increase (decrease) in net assets	3,015,476,913	294,040,227	809,028,771	(3,819,803,659)

Net assets:
Beginning of period	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of period*	$18,198,713,173	$15,183,236,260	$6,570,889,203	$5,761,860,432
* Includes accumulated undistributed net investment income	$664,475	$664,475	$622,710	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$93,089	$163,684	$262,627	$474,942
Net realized gain	4,974	13,675	396	—
Net increase in net assets resulting from operations	98,063	177,359	263,023	474,942

Distributions to shareholders from net investment income:
Institutional Class	(84,266)	(143,288)	(183,475)	(313,662)
Private Investment Class	(4,140)	(7,051)	(21,813)	(49,272)
Personal Investment Class	(530)	(941)	(928)	(2,080)
Cash Management Class	(2,851)	(6,788)	(26,239)	(62,337)
Reserve Class	(164)	(417)	(9,915)	(14,456)
Resource Class	(1,136)	(2,984)	(4,993)	(12,162)
Corporate Class	(2)	(2,215)	(15,264)	(20,973)
Total distributions from net investment income	(93,089)	(163,684)	(262,627)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions-net:
Institutional Class	508,765,902	55,882,200	129,061,856	(6,724,666)
Private Investment Class	(13,915,447)	(9,209,433)	(30,971,633)	(3,000,673)
Personal Investment Class	(539,894)	(255,316)	(22,513)	(1,467,962)
Cash Management Class	(1,633,929)	(5,916,215)	7,170,281	(29,853,031)
Reserve Class	(45,884)	477,453	4,775,142	7,073,577
Resource Class	(5,391,224)	(5,164,314)	(10,188,723)	3,754,782
Corporate Class	2	(50,832,006)	29,120,674	(634,156)
Net increase (decrease) in net assets resulting from share transactions	487,239,526	(15,017,631)	128,945,084	(30,852,129)
Net increase (decrease) in net assets	487,244,500	(15,051,952)	128,945,480	(30,852,129)

Net assets:
Beginning of period	521,557,916	536,609,868	751,409,617	782,261,746
End of period*	$1,008,802,416	$521,557,916	$880,355,097	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)
Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio,

42                         Short-Term Investments Trust

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to

43                         Short-Term Investments Trust

ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

44                         Short-Term Investments Trust

For the six months ended February 28, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,594,723	$—
STIC Prime Portfolio	1,282,497	262,207
Treasury Portfolio	2,850,474	1,551,816
Government & Agency Portfolio	—	221,287
Government TaxAdvantage Portfolio	284,159	191,077
Tax-Free Cash Reserve Portfolio	179,251	546,129

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$283,014	$214,119	N/A	$414,732	$37,541	N/A
STIC Prime Portfolio	209,193	255,196	$114,863	60,462	30,640	$19,067
Treasury Portfolio	1,101,217	336,614	2,277,400	196,587	257,021	312,681
Government & Agency Portfolio	576,061	43,991	326,240	1,107,162	114,909	62,556
Government TaxAdvantage Portfolio	43,811	11,702	9,121	5,702	7,723	2
Tax-Free Cash Reserve Portfolio	88,001	7,820	31,913	127,245	13,172	6,195

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 28, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$337,804	$102,439	$85,512	$73,035	N/A	N/A
STIC Prime Portfolio	152,201	96,945	40,300	9,314	$9,022	N/A
Treasury Portfolio	736,415	122,599	575,794	29,409	64,627	N/A
Government & Agency Portfolio	394,380	16,223	90,031	166,984	30,225	N/A
Government TaxAdvantage Portfolio	43,813	4,255	2,280	852	1,931	N/A
Tax-Free Cash Reserve Portfolio	88,006	2,844	7,979	19,015	3,293	N/A

Certain	officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in these Funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$481,261,459	$648,274,846	$—
STIC Prime Portfolio	162,658,734	129,062,064	—
Tax-Free Cash Reserve Portfolio	690,334,620	502,395,213	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

During the six months ended February 28, 2013, the Funds in aggregate paid legal fees of $604 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	48,737,834,636	$48,737,834,636	89,348,642,488	$89,348,642,488
Private Investment Class	689,008,392	689,008,392	1,457,491,082	1,457,491,082
Personal Investment Class	159,398,478	159,398,478	394,000,581	394,000,581
Cash Management Class	2,595,279,687	2,595,279,687	4,943,022,425	4,943,022,425
Reserve Class	516,367,263	516,367,263	798,059,349	798,059,349
Resource Class	259,227,594	259,227,594	949,447,727	949,447,727
Corporate Class	7,622,756,885	7,622,756,885	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	4,867,153	4,867,153	7,977,164	7,977,164
Private Investment Class	11,177	11,177	28,241	28,241
Personal Investment Class	8,430	8,430	16,939	16,939
Cash Management Class	160,229	160,229	243,762	243,762
Reserve Class	11,243	11,243	20,656	20,656
Resource Class	11,980	11,980	31,545	31,545
Corporate Class	717,413	717,413	652,399	652,399

Reacquired:
Institutional Class	(47,268,766,449)	(47,268,766,449)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(696,121,599)	(696,121,599)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(154,289,417)	(154,289,417)	(399,067,455)	(399,067,455)
Cash Management	(2,742,217,460)	(2,742,217,460)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(506,948,485)	(506,948,485)	(791,081,211)	(791,081,211)
Resource Class	(306,390,064)	(306,390,064)	(985,470,234)	(985,470,234)
Corporate Class	(8,245,721,007)	(8,245,721,007)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	665,206,079	$665,206,079	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,332,465,079	$3,332,465,079	8,818,749,285	$8,818,749,285
Private Investment Class	518,419,454	518,419,454	1,646,112,321	1,646,112,321
Personal Investment Class	1,027,698,289	1,027,698,289	2,023,470,801	2,023,470,801
Cash Management Class	1,181,999,476	1,181,999,476	2,918,490,012	2,918,490,012
Reserve Class	21,488,367	21,488,367	59,987,205	59,987,205
Resource Class	53,598,056	53,598,056	120,292,226	120,292,226
Corporate Class	850,836,107	850,836,107	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	259,770	259,770	522,849	522,849
Private Investment Class	19,618	19,618	90,389	90,389
Personal Investment Class	19,536	19,536	44,770	44,770
Cash Management Class	35,712	35,712	157,787	157,787
Reserve Class	3,791	3,791	4,815	4,815
Resource Class	10,700	10,700	18,083	18,083
Corporate Class	49,603	49,603	73,178	73,178

Reacquired:
Institutional Class	(3,517,649,992)	(3,517,649,992)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(550,143,245)	(550,143,245)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(1,007,295,543)	(1,007,295,543)	(2,035,541,678)	(2,035,541,678)
Cash Management	(1,076,301,810)	(1,076,301,810)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(24,058,638)	(24,058,638)	(50,390,197)	(50,390,197)
Resource Class	(55,752,365)	(55,752,365)	(95,062,299)	(95,062,299)
Corporate Class	(640,130,239)	(640,130,239)	(962,480,637)	(962,480,637)
Net increase in share activity	115,571,726	$115,571,726	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	14,101,363,874	$14,101,363,874	25,684,885,613	$25,684,885,613
Private Investment Class	1,299,738,193	1,299,738,193	6,307,904,112	6,307,904,112
Personal Investment Class	577,262,761	577,262,761	1,107,149,443	1,107,149,443
Cash Management Class	16,551,438,036	16,551,438,036	36,590,448,616	36,590,448,616
Reserve Class	106,858,844	106,858,844	550,118,652	550,118,652
Resource Class	259,299,361	259,299,361	438,220,116	438,220,116
Corporate Class	8,164,230,364	8,164,230,364	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	614,469	614,469	692,335	692,335
Private Investment Class	33,505	33,505	45,128	45,128
Personal Investment Class	16,844	16,844	41,597	41,597
Cash Management Class	79,050	79,050	199,968	199,968
Reserve Class	5,448	5,448	21,779	21,779
Resource Class	15,896	15,896	30,503	30,503
Corporate Class	114,621	114,621	281,122	281,122

Reacquired:
Institutional Class	(12,700,594,936)	(12,700,594,936)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(1,263,351,730)	(1,263,351,730)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(553,325,727)	(553,325,727)	(1,165,573,472)	(1,165,573,472)
Cash Management	(15,759,251,958)	(15,759,251,958)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(77,360,312)	(77,360,312)	(673,594,924)	(673,594,924)
Resource Class	(209,574,266)	(209,574,266)	(455,395,216)	(455,395,216)
Corporate Class	(7,481,539,819)	(7,481,539,819)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	3,016,072,518	$3,016,072,518	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	24,827,489,547	$24,827,489,547	50,116,831,608	$50,116,831,608
Private Investment Class	735,469,777	735,469,777	1,978,700,678	1,978,700,678
Personal Investment Class	52,563,315	52,563,315	101,374,961	101,374,961
Cash Management Class	5,043,637,641	5,043,637,641	11,662,178,713	11,662,178,713
Reserve Class	292,307,613	292,307,613	638,520,807	638,520,807
Resource Class	552,425,741	552,425,741	1,474,848,113	1,474,848,113
Corporate Class	2,688,502,189	2,688,502,189	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	403,333	403,333	624,554	624,554
Private Investment Class	17,039	17,039	17,647	17,647
Personal Investment Class	77	77	109	109
Cash Management Class	90,893	90,893	125,442	125,442
Reserve Class	24,913	24,913	16,199	16,199
Resource Class	17,968	17,968	31,833	31,833
Corporate Class	29,521	29,521	103,232	103,232

Reacquired:
Institutional Class	(24,311,918,017)	(24,311,918,017)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(689,008,030)	(689,008,030)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(51,185,607)	(51,185,607)	(102,509,520)	(102,509,520)
Cash Management	(4,994,836,550)	(4,994,836,550)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(315,811,574)	(315,811,574)	(444,623,919)	(444,623,919)
Resource Class	(565,965,043)	(565,965,043)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(2,454,734,974)	(2,454,734,974)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	809,519,772	$809,519,772	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,829,926,211	$1,829,926,211	3,731,626,851	$3,731,626,851
Private Investment Class	112,110,441	112,110,441	253,690,624	253,690,624
Personal Investment Class	5,801,182	5,801,182	10,327,891	10,327,891
Cash Management Class	36,176,595	36,176,595	43,621,575	43,621,575
Reserve Class	172,454	172,454	3,860,999	3,860,999
Resource Class	1,924,738	1,924,738	17,935,727	17,935,727
Corporate Class	—	—	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	50,301	50,301	147,439	147,439
Private Investment Class	1,802	1,802	4,337	4,337
Cash Management Class	2,318	2,318	10,599	10,599
Reserve Class	145	145	645	645
Resource Class	1,102	1,102	3,478	3,478
Corporate Class	2	2	2,178	2,178

Reacquired:
Institutional Class	(1,321,210,610)	(1,321,210,610)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(126,027,690)	(126,027,690)	(262,904,394)	(262,904,394)
Personal Investment Class	(6,341,076)	(6,341,076)	(10,583,207)	(10,583,207)
Cash Management	(37,812,842)	(37,812,842)	(49,548,389)	(49,548,389)
Reserve Class	(218,483)	(218,483)	(3,384,191)	(3,384,191)
Resource Class	(7,317,064)	(7,317,064)	(23,103,519)	(23,103,519)
Corporate Class	—	—	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	487,239,526	$487,239,526	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	800,732,072	$800,732,072	1,171,103,042	$1,171,103,042
Private Investment Class	81,421,611	81,421,611	235,527,922	235,527,922
Personal Investment Class	1,213,976	1,213,976	5,675,300	5,675,300
Cash Management Class	76,566,366	76,566,366	338,249,957	338,249,957
Reserve Class	33,018,381	33,018,381	83,892,175	83,892,175
Resource Class	27,053,670	27,053,670	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	37,253	37,253	62,811	62,811
Private Investment Class	15,512	15,512	29,076	29,076
Personal Investment Class	365	365	822	822
Cash Management Class	15,941	15,941	46,142	46,142
Reserve Class	8,151	8,151	14,273	14,273
Resource Class	3,977	3,977	10,887	10,887
Corporate Class	7,291	7,291	20,706	20,706

Reacquired:
Institutional Class	(671,707,469)	(671,707,469)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(112,408,756)	(112,408,756)	(238,557,671)	(238,557,671)
Personal Investment Class	(1,236,854)	(1,236,854)	(7,144,084)	(7,144,084)
Cash Management	(69,412,026)	(69,412,026)	(368,149,130)	(368,149,130)
Reserve Class	(28,251,390)	(28,251,390)	(76,832,871)	(76,832,871)
Resource Class	(37,246,370)	(37,246,370)	(39,094,880)	(39,094,880)
Corporate Class	(50,915,191)	(50,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	128,945,084	$128,945,084	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/13	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$107,749	0.27	%(c)	0.92	%(c)	0.02	%(c)
Year ended 08/31/12	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	102,628	0.27		0.93		0.02
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	107,681	0.27		0.92		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	111,477	0.31		0.93		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.78	145,663	0.66		0.96		0.67
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.23	118,757	0.67		0.92		3.09
STIC Prime Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	92,787	0.11	(c)	0.94	(c)	0.10	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	72,420	0.15		0.95		0.05
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	84,451	0.22		0.94		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	88,978	0.25		0.94		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.54	181,407	0.56		0.98		0.54
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.06	406,065	0.67		0.93		2.91
Treasury Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	150,790	0.13	(c)	0.93	(c)	0.01	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	126,917	0.08		0.93		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	185,309	0.12		0.93		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	173,428	0.15		0.93		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	211,723	0.45		0.95		0.07
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.37	471,083	0.67		0.93		2.11
Government & Agency Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	14,932	0.14	(c)	0.89	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	13,558	0.10		0.88		0.03
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	14,693	0.15		0.88		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	13,982	0.21		0.88		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	17,752	0.57		0.90		0.17
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.86	29,764	0.67		0.89		2.73
Government TaxAdvantage Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	4,006	0.09	(c)	0.97	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,545	0.07		0.97		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,801	0.11		1.01		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,594	0.15		1.01		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	12,117	0.47		1.05		0.19
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.71	11,245	0.67		0.99		2.75
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	2,724	0.11	(c)	1.05	(c)	0.07	(c)
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	2,750	0.13		1.05		0.06
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,218	0.26		1.04		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	7,514	0.29		1.04		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.55	7,414	0.67		1.06		0.64
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.49	40,145	0.77	(d)	1.00	(d)	1.21	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	2.71	34,464	0.77		1.00		2.68

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $103,287, $97,749, $123,614, $16,358, $4,291 and $2,867 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/13)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.34	$1,023.46	$1.35	0.27%
STIC Prime Portfolio	1,000.00	1,000.30	0.69	1,024.10	0.70	0.14
Treasury Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Government & Agency Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.45	1,024.35	0.45	0.09
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.25	0.55	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2012, through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. The annualized expense ratio for STIC Prime Portfolio has been restated to reflect estimated ongoing expenses. The annualized expense ratio prior to restatement was 0.11%.
[3]	The actual expenses paid during the period prior to restatement were $0.55 for STIC Prime Portfolio.
[4]	The hypothetical expenses paid during the period prior to restatement were $0.55 for STIC Prime Portfolio.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at
800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-SAR-6 Invesco Distributors, Inc.

Semiannual Report to Shareholders ■ February 28, 2013

Private Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
37	Financial Statements
42	Notes to Financial Statements
54	Financial Highlights
55	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/13
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	35 days	64 days	$365.3 million
STIC Prime	10 - 23 days	13 days	14 days	128.1 million
Treasury	27 - 50 days	50 days	50 days	844.4 million
Government & Agency	28 - 49 days	41 days	66 days	428.4 million
Government TaxAdvantage	24 - 48 days	48 days	58 days	24.5 million
Tax-Free Cash Reserve	17 - 29 days	21 days	21 days	64.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

The period covered by this report continued to be characterized by accommodative central bank monetary policy. In September 2012, the US Federal Reserve (the Fed) announced a third round of quantitative easing which included open-ended purchases of $40 billion in mortgage-backed securities per month.[1] And to replace Operation Twist, which was set to expire at the end of December 2012, the Fed announced that it would begin purchasing $45 billion in Treasuries per month.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

At the end of December 2012, the Federal Deposit Insurance Corporation’s unlimited deposit insurance facility expired, meaning that deposits would no longer be insured above $250,000.[2] Earlier concerns that investors would move their uninsured cash balances from bank accounts into short-term instruments, driving rates lower, did not materialize. While money market funds experienced some inflows when unlimited deposit insurance expired, it appeared that the uncertainty of the fiscal cliff was responsible for driving investors to seek out the safety and stability of money market funds at year end.

Overall, moderate economic growth and low inflation in 2012 created a supportive environment for fixed income credit. The Fed has indicated its intention to maintain its accommodative policies until the unemployment rate falls below 6.5% or until infla-tion exceeds 2%, so it may keep its target policy rate low through 2015.1

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	US Federal Reserve
2	Federal Deposit Insurance Corporation

3                Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.30%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.00%
Atlantis One Funding Corp.(b)(c)	0.18%	03/08/13	$80,000	$79,997,200
Atlantis One Funding Corp.(b)(c)	0.21%	03/18/13	200,000	199,980,166
Atlantis One Funding Corp.(b)(c)	0.42%	03/18/13	75,000	74,985,125
Atlantis One Funding Corp.(b)(c)	0.46%	03/06/13	250,000	249,984,028
				604,946,519

Asset-Backed Securities–Consumer Receivables–3.71%
Barton Capital LLC(c)	0.35%	03/06/13	41,600	41,598,007
Old Line Funding, LLC(c)	0.21%	05/15/13	100,000	99,956,250
Old Line Funding, LLC(c)	0.22%	06/03/13	50,000	49,971,278
Old Line Funding, LLC(c)	0.32%	04/10/13	50,000	49,982,222
Old Line Funding, LLC(c)	0.32%	04/15/13	150,000	149,940,000
Salisbury Receivables Co., LLC(c)	0.20%	03/11/13	51,600	51,597,133
Salisbury Receivables Co., LLC(c)	0.22%	04/10/13	130,000	129,968,222
Thunder Bay Funding, LLC(c)	0.21%	06/05/13	50,000	49,972,000
Thunder Bay Funding, LLC(c)	0.22%	04/15/13	75,000	74,979,375
Thunder Bay Funding, LLC(c)	0.32%	04/15/13	50,000	49,980,000
				747,944,487

Asset-Backed Securities–Diversified Banks–2.35%
Collateralized Commercial Paper Co., LLC	0.38%	07/31/13	118,600	118,409,713
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	60,600	60,502,131
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,373,400
Collateralized Commercial Paper II Co., LLC(c)	0.35%	08/26/13	88,000	87,847,711
				474,132,955

Asset-Backed Securities–Fully Supported–1.19%
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.30%	07/16/13	25,000	24,971,458
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.33%	05/15/13	35,000	34,975,938
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.41%	04/04/13	179,700	179,630,416
				239,577,812

Asset-Backed Securities–Fully Supported Bank–6.96%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.18%	03/21/13	100,000	99,990,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.22%	03/19/13	50,022	50,016,498
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	132,000	131,974,187
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/08/13	138,000	137,967,953
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.23%	03/18/13	75,000	74,991,854
Concord Minutemen Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/05/13	200,000	199,993,111
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/07/13	100,000	99,994,833
Fairway Finance Co., LLC (CEP-Bank of Montreal)(b)(c)	0.20%	04/10/13	30,000	29,993,333
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/28/13	100,000	99,985,000
Legacy Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	145,000	144,982,519
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	0.22%	03/12/13	97,000	96,993,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.23%	03/18/13	$36,000	$35,996,090
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.19%	03/20/13	50,195	50,189,967
				1,403,064,950

Asset-Backed Securities–Multi-Purpose–1.96%
Jupiter Securitization Co. LLC(c)	0.27%	08/27/13	50,000	49,932,875
Jupiter Securitization Co. LLC(c)	0.23%	06/07/13	50,000	49,968,695
Mont Blanc Capital Corp.(b)(c)	0.29%	06/03/13	50,000	49,962,139
Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	04/08/13	66,300	66,287,403
Nieuw Amsterdam Receivables Corp.(b)(c)	0.25%	05/07/13	100,000	99,953,472
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	35,000	34,996,675
Regency Markets No. 1, LLC(b)(c)	0.18%	03/27/13	44,268	44,262,245
				395,363,504

Asset-Backed Securities–Securities–0.16%
Scaldis Capital Ltd./LLC(b)(c)	0.18%	03/13/13	33,000	32,998,020

Asset-Backed Securities–Trade Receivables–0.61%
Market Street Funding LLC(c)	0.19%	05/10/13	66,618	66,593,389
Market Street Funding LLC(c)	0.22%	03/12/13	57,000	56,996,168
				123,589,557

Consumer Finance–0.35%
Toyota Motor Credit Corp.(b)	0.23%	07/05/13	70,000	69,943,650

Diversified Banks–15.24%
Bank of China(b)	0.21%	05/22/13	120,000	119,942,600
Bank of Montreal(b)	0.30%	07/01/13	200,000	199,800,056
Bank of Nova Scotia(b)	0.24%	04/04/13	100,000	99,977,806
Bank of Nova Scotia(b)	0.24%	04/02/13	125,000	124,973,333
Barclays Collateralized Funding Note(b)(c)	0.50%	04/23/13	183,000	183,000,000
BNP Paribas Finance Inc.(b)	0.12%	03/01/13	3,100	3,100,000
Caisse de Depots et Consignations(b)(c)	0.25%	04/15/13	75,000	74,976,562
ING (US) Funding LLC(b)	0.28%	05/13/13	30,000	29,982,967
ING (US) Funding LLC(b)	0.29%	05/22/13	75,000	74,951,312
ING (US) Funding LLC(b)	0.29%	05/01/13	59,690	59,660,669
ING (US) Funding LLC(b)	0.30%	05/01/13	100,000	99,950,014
ING (US) Funding LLC(b)	0.30%	05/02/13	50,000	49,974,597
Mizuho Funding, LLC(b)(c)	0.19%	03/08/13	100,000	99,996,306
National Australia Funding Delaware Inc.(b)(c)	0.20%	04/02/13	100,000	99,982,667
Oversea-Chinese Banking Corp. Ltd.(b)	0.18%	04/08/13	21,000	20,996,010
Oversea-Chinese Banking Corp. Ltd.(b)	0.19%	05/03/13	100,000	99,966,750
Rabobank USA Financial Corp.(b)	0.28%	07/08/13	100,000	99,899,667
Rabobank USA Financial Corp.(b)	0.40%	03/21/13	200,000	199,955,555
Societe Generale North America, Inc.(b)	0.25%	04/01/13	100,000	99,978,472
Societe Generale North America, Inc.(b)	0.29%	04/02/13	225,000	224,942,000
Societe Generale North America, Inc.(b)	0.30%	03/04/13	175,000	174,995,698
Societe Generale North America, Inc.(b)	0.31%	03/04/13	350,000	349,991,104
Standard Chartered Bank(b)(c)	0.25%	04/09/13	260,000	259,929,583
Standard Chartered Bank(b)(c)	0.26%	03/01/13	100,000	100,000,000
Standard Chartered Bank(b)(c)	0.27%	06/05/13	121,000	120,912,880
				3,071,836,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–1.12%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.50%	02/11/14	$25,000	$24,879,514
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/06/13	50,000	49,929,944
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/07/13	50,000	49,929,222
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	11/05/13	50,000	49,820,167
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,991,111
				224,549,958

Pharmaceuticals–0.01%
Pfizer Inc.(c)	0.60%	03/01/13	1,000	1,000,000

Regional Banks–7.15%
Banque et Caisse d’Epargne de I’Etat(b)	0.23%	04/09/13	75,000	74,981,312
Banque et Caisse d’Epargne de I’Etat(b)	0.27%	03/01/13	70,000	70,000,000
HSBC USA Inc.(b)	0.24%	03/27/13	100,000	99,982,667
HSBC USA Inc.(b)	0.26%	03/28/13	75,000	74,985,375
HSBC USA Inc.(b)	0.30%	04/01/13	90,000	89,976,750
HSBC USA Inc.(b)	0.30%	04/05/13	50,000	49,985,417
HSBC USA Inc.(b)	0.30%	07/08/13	100,000	99,892,500
HSBC USA Inc.(b)	0.31%	07/12/13	19,000	18,978,240
HSBC USA Inc.(b)	0.32%	05/10/13	80,000	79,950,222
Macquarie Bank Ltd.(b)(c)	0.23%	05/29/13	50,000	49,971,569
Macquarie Bank Ltd.(b)(c)	0.23%	05/21/13	49,000	48,974,643
Mitsubishi UFJ Trust & Banking Corp.(b)	0.17%	03/01/13	78,000	78,000,000
Nationwide Building Society(b)(c)	0.30%	06/21/13	75,000	74,930,000
Nationwide Building Society(b)(c)	0.33%	07/15/13	50,000	49,937,667
Nordea North America Inc.(b)	0.23%	05/30/13	200,000	199,887,500
Nordea North America Inc.(b)	0.24%	05/22/13	100,000	99,946,472
Nordea North America Inc.(b)	0.24%	05/24/13	38,000	37,979,163
Svenska Handelsbanken, Inc.(b)(c)	0.21%	05/06/13	138,000	137,946,870
Swedbank A.B.(b)	0.14%	03/13/13	5,000	4,999,775
				1,441,306,142

Soft Drinks–2.00%
Coca-Cola Co.(c)	0.19%	07/02/13	100,000	99,935,083
Coca-Cola Co.(c)	0.21%	05/06/13	50,000	49,980,750
Coca-Cola Co.(c)	0.22%	05/06/13	67,500	67,472,775
Coca-Cola Co.(c)	0.24%	04/04/13	185,950	185,907,852
				403,296,460

Specialized Finance–1.49%
Kreditanstalt fur Wiederaufbau(b)(c)	0.20%	04/09/13	100,000	99,978,333
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/01/13	100,000	99,981,056
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/02/13	100,000	99,980,444
				299,939,833
Total Commercial Paper (Cost $9,533,490,455)				9,533,490,455

Certificates of Deposit–16.19%
Bank of Montreal(b)(d)	0.37%	03/12/14	200,000	200,000,000
Bank of Nova Scotia(b)	0.24%	04/03/13	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.30%	08/06/13	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.36%	03/28/14	120,100	120,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(b)(d)	0.37%	03/11/14	$100,000	$100,000,000
Barclays Bank PLC(b)(d)	0.35%	06/17/13	450,000	450,000,000
Citibank, N.A.	0.19%	03/18/13	209,000	209,000,000
Landesbank Hessen-Thurin(b)	0.33%	05/08/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(b)	0.19%	03/12/13	100,000	100,000,000
Nationwide Building Society (United Kingdom)(b)	0.28%	03/13/13	175,000	174,983,682
Norinchukin Bank (The)(b)	0.20%	03/07/13	300,000	300,000,000
Norinchukin Bank (The)(b)	0.20%	04/04/13	80,000	80,000,000
Rabobank Nederland(b)	0.26%	09/03/13	60,000	60,000,000
Rabobank Nederland(b)	0.40%	04/02/13	155,000	155,000,000
Royal Bank of Canada(b)(d)	0.36%	03/04/14	300,000	300,000,000
Svenska Handelsbanken A.B.(b)	0.22%	04/17/13	150,000	150,000,977
Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.16%	03/01/13	52,588	52,588,408
Toronto-Dominion Bank(b)	0.22%	08/13/13	60,600	60,600,000
Toronto-Dominion Bank(b)	0.23%	08/07/13	150,000	150,000,000
Toronto-Dominion Bank(b)	0.27%	05/20/13	115,000	115,000,000
Toronto-Dominion Bank(b)	0.32%	03/15/13	75,000	75,000,582
Total Certificates of Deposit (Cost $3,262,273,649)				3,262,273,649

Variable Rate Demand Notes–10.30%(e)
Credit Enhanced–10.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	06/01/29	850	850,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	10/01/33	7,465	7,465,000
Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	12/01/33	22,660	22,660,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.)(f)	0.12%	12/01/23	1,990	1,990,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago)(f)	0.11%	12/01/36	6,670	6,670,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.13%	02/01/31	8,535	8,535,000
Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(f)	0.17%	11/01/37	1,940	1,940,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/39	24,700	24,700,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/35	6,260	6,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	$1,850	$1,850,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	07/01/41	46,300	46,300,000
California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC)(b)(f)	0.08%	05/01/40	30,000	30,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	07/01/38	945	945,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.)(f)	0.09%	09/01/33	26,525	26,525,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,010	2,010,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/33	3,175	3,175,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/37	16,675	16,675,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/33	24,775	24,775,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	11/01/38	3,410	3,410,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/15	3,385	3,385,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.11%	03/01/34	8,400	8,400,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/39	6,865	6,865,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/30	28,080	28,080,000
Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(f)	0.16%	06/01/43	6,000	6,000,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.10%	06/15/25	7,040	7,040,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	09/01/36	3,645	3,645,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/36	9,800	9,800,000
Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/26	15,500	15,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	0.17%	11/01/30	1,765	1,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	$8,500	$8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.)(c)(f)	0.09%	07/01/24	12,260	12,260,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.11%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.13%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/01/24	1,000	1,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	03/01/30	39,800	39,800,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	12/01/34	7,010	7,010,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	13,385	13,385,000
Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	02/01/35	2,385	2,385,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.10%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/31	3,880	3,879,954
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.12%	07/01/33	12,740	12,740,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/21	15,500	15,500,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/23	4,965	4,965,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(b)(f)	0.12%	01/01/18	5,345	5,345,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/19	12,035	12,035,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/27	10,000	10,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	11/01/25	4,600	4,600,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	06/01/24	25,000	25,000,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.)(f)	0.12%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.)(c)(f)	0.13%	10/01/17	2,200	2,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.)(f)	0.13%	09/01/24	1,100	1,100,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/35	5,060	5,060,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/29	$3,100	$3,100,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(f)	0.20%	06/01/17	1,129	1,129,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/39	7,500	7,500,000
Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/32	17,600	17,600,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/15	450	450,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(f)	0.41%	11/01/24	100	100,000
Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.)(f)	0.10%	01/01/26	4,600	4,600,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	08/15/25	7,237	7,237,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(f)	0.12%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.)(f)	0.11%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.16%	05/01/42	2,570	2,570,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.12%	08/01/21	13,790	13,790,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.)(f)	0.11%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,360	18,360,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	11/01/37	5,700	5,700,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,970	3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	03/01/31	3,200	3,200,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/33	7,000	7,000,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.)(c)(f)	0.16%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	03/01/38	15,575	15,575,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.)(f)	0.12%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.)(f)	0.13%	11/01/14	3,400	3,400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	4,125	4,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.10%	04/15/30	$8,120	$8,120,000
Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	01/01/32	6,625	6,625,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,000	2,000,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,700	2,700,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/28	1,995	1,995,000
Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/46	26,400	26,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	0.19%	03/01/39	6,210	6,210,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	12/01/26	5,575	5,575,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/38	14,341	14,341,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	10/15/42	20,885	20,885,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.15%	11/15/39	8,000	8,000,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	01/01/25	1,920	1,920,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.)(b)(f)	0.11%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	4,300	4,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/01/33	13,400	13,400,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.)(b)(c)(f)	0.11%	05/01/41	2,800	2,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.11%	08/15/31	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(b)(f)	0.13%	07/01/38	$14,815	$14,815,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/36	7,575	7,574,652
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	425	424,804
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	07/01/38	3,650	3,650,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.)(b)(f)	0.11%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(f)	0.10%	12/01/29	20,410	20,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	04/01/32	14,200	14,200,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/36	1,925	1,925,000
North Carolina (State of) Capital Facilities Finance Agency (Saint Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.13%	09/01/27	4,405	4,405,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/27	3,120	3,120,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/29	2,160	2,160,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/17	6,820	6,820,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/28	900	900,000
Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	09/01/34	27,820	27,820,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	11/01/35	2,045	2,045,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	12/01/27	8,485	8,485,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.25%	12/01/27	1,760	1,760,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago)(f)	0.12%	09/01/36	3,770	3,770,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	7,400	7,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal)(b)(f)	0.10%	07/01/40	$18,500	$18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(f)	0.11%	07/01/32	4,135	4,135,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.)(f)	0.14%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.)(f)	0.17%	08/01/35	1,200	1,200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.)(c)(f)	0.13%	05/01/20	2,450	2,450,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(b)(f)	0.11%	12/01/38	53,175	53,175,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.)(f)	0.09%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.10%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.14%	09/01/32	4,575	4,575,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/01/27	1,625	1,625,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	0.25%	07/01/40	2,365	2,365,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	10/01/33	7,675	7,675,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	11/01/25	5,300	5,300,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/26	4,385	4,385,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.)(f)	0.10%	05/01/19	1,880	1,880,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.11%	11/15/35	7,565	7,564,954
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	11/01/32	33,235	33,235,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	03/01/28	4,802	4,802,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	5,600	5,600,000
St. James (Parish of), Lousiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/38	9,700	9,700,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.)(c)(f)	0.25%	10/01/21	6,120	6,120,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/15/43	11,720	11,720,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	$4,970	$4,970,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.)(f)	0.10%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.12%	07/01/41	12,525	12,525,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.13%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/15/22	4,625	4,625,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(c)(f)	0.20%	07/01/26	1,610	1,610,000
Utah (State of) Associated Municipal Power Systems (Horse Butle Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal)(b)(f)	0.11%	09/01/32	9,000	9,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	12/01/31	3,985	3,985,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	09/01/38	15,700	15,700,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	750	750,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.10%	07/01/39	10,480	10,480,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/18	10,000	10,000,000
Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.12%	10/01/30	18,840	18,840,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.13%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.11%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.14%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.14%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.13%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(f)	0.10%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.13%	05/01/28	3,795	3,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/43	$15,000	$15,000,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	2,780	2,780,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/38	3,715	3,715,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/15/34	44,100	44,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,800	9,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	06/01/39	9,190	9,190,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.21%	06/01/25	1,740	1,740,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC-Bank of Montreal)(b)(f)	0.10%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/36	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	12/01/33	26,000	26,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.13%	08/01/30	5,700	5,700,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	05/01/30	500	500,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.)(f)	0.20%	05/01/33	800	800,000
Total Variable Rate Demand Notes (Cost $2,074,718,364)				2,074,718,364

Other Bonds & Notes–5.98%
American Honda Finance Corp., Unsec. Notes(b)(c)(d)	0.33%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Global Notes	2.10%	01/07/14	5,000	5,067,454
JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.37%	06/07/13	200,000	200,000,000
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	02/28/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(b)(d)	0.75%	11/01/13	75,000	75,242,664
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(d)	0.34%	03/18/14	200,000	200,000,000
Unsec. Medium-Term Notes(d)	0.36%	03/20/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.39%	03/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,205,310,118)				1,205,310,118
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.77% (Cost $16,075,792,586)				16,075,792,586

			Repurchase Amount
Repurchase Agreements–20.78%(g)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	400,001,778	400,000,000
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(h)	0.15%	05/02/13	150,054,375	150,000,000
Bank of Montreal, Term agreement dated 01/07/13, maturing value $200,060,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,062,822; 2.35%-6.00%, 12/01/22-11/20/42)(h)	0.18%	03/08/13	200,060,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Joint term agreement dated 01/07/13, aggregate maturing value $300,066,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 2.17%-5.00%, 09/01/26-11/01/42)(h)	0.17%	04/08/13	$225,049,937	$225,000,000
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations valued at $52,500,000; 1.36%-6.88%, 04/14/14-05/15/35)(b)(i)	0.26%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.39%-5.73%, 12/01/18-09/01/44)	0.18%	03/01/13	500,002,500	500,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Mortgage-Backed securities & other instruments valued at $333,900,049; 0%-16.77%, 09/25/17-12/25/59)(b)(i)	0.41%	—	—	318,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	208,161,056	208,160,015
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $306,772,643 (collateralized by Mortgage-backed securities & other instruments valued at $334,706,528; 0%-9.38%, 02/15/22-08/15/56)	0.61%	04/04/13	306,772,643	305,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value $368,349,191 (collateralized by Mortgage-backed securities & other instruments valued at $404,747,974; 0%-7.00%, 03/25/16-12/12/49)(h)	0.56%	04/29/13	368,349,191	368,000,000
RBC Capital Markets Corp., Joint term agreement dated 01/11/13, aggregate maturing value $400,093,333 (collateralized by U.S. Government sponsored agency obligations valued at $409,105,293; 2.26%-4.50%, 06/01/36-02/01/43)(h)	0.14%	03/12/13	300,070,000	300,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value $250,052,500 (collateralized by Corporate obligations valued at $262,500,001; 0%-11.00%, 03/31/13-12/31/99)(b)(h)	0.27%	03/27/13	250,052,500	250,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	392,001,960	392,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.25%-4.25%, 11/15/14-02/15/23)	0.17%	03/01/13	100,000,472	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	325,001,444	325,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 1.56%-6.50%, 12/01/19-03/01/43)	0.18%	03/01/13	97,356,825	97,356,338
Total Repurchase Agreements (Cost $4,188,516,353)				4,188,516,353
TOTAL INVESTMENTS(j)(k)–100.55% (Cost $20,264,308,939)				20,264,308,939
OTHER ASSETS LESS LIABILITIES–(0.55)%				(110,811,721)
NET ASSETS–100.00%				$20,153,497,218

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.3%; Canada: 12.2%; Netherlands: 8.2%; Japan: 5.6%; France: 5.2%; other countries less than 5% each: 12.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $6,398,946,558, which represented 31.75% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
JPMorgan Chase Bank, N.A.	5.0%

Portfolio Composition by Maturity

In days, as of 2/28/13

1–7	39.3%
8–30	11.4
31–60	20.2
61–90	8.3
91–180	10.6
181+	10.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–52.96%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.58%
Atlantis One Funding Corp.(b)(c)	0.20%	03/01/13	$147,000	$147,000,000

Asset-Backed Securities–Fully Supported Bank–16.94%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.16%	03/01/13	100,000	100,000,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.19%	03/01/13	50,000	50,000,000
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	20,000	19,996,089
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/16/13	92,000	91,974,138
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.19%	03/13/13	38,000	37,997,593
Gemini Securitization Corp., LLC (CEP-Deutsche Bank AG)(b)(c)	0.24%	03/15/13	25,000	24,997,667
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/11/13	100,000	99,977,222
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	20,000	19,997,589
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.22%	03/25/13	20,000	19,997,067
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/19/13	50,000	49,986,389
Working Capital Management LP (CEP-Mizuho Corporate Bank, Ltd.)(b)(c)	0.24%	03/05/13	29,200	29,199,221
				544,122,975

Asset-Backed Securities–Multi-Purpose–9.81%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.16%	03/06/13	65,000	64,998,556
Nieuw Amsterdam Receivables Corp.(b)(c)	0.17%	04/02/13	50,000	49,992,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/04/13	50,000	49,999,208
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	150,000	149,985,750
				314,975,958

Diversified Banks–17.65%
Caisse de Depots et Consignations(b)(c)	0.19%	03/04/13	20,000	19,999,683
Caisse de Depots et Consignations(b)(c)	0.19%	03/05/13	100,000	99,997,889
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/08/13	100,000	99,996,500
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/11/13	47,000	46,997,650
Societe Generale North America, Inc.(c)	0.25%	04/12/13	150,000	149,957,125
Sumitomo Mitsui Banking Corp.(b)(c)	0.19%	03/04/13	150,000	149,997,625
				566,946,472

Diversified Capital Markets–2.07%
Deutsche Bank Financial LLC(c)	0.20%	04/09/13	66,500	66,485,592

Regional Banks–1.91%
ANZ National (Int’l) Ltd.(b)(c)	0.15%	03/13/13	19,500	19,499,025
Commonwealth Bank of Australia(b)(c)	0.16%	03/15/13	41,816	41,813,398
				61,312,423
Total Commercial Paper (Cost $1,700,843,420)				1,700,843,420

Certificates of Deposit–14.54%
Bank of Montreal(c)	0.18%	03/11/13	130,000	130,000,000
Citibank, N.A.	0.19%	03/18/13	30,000	30,000,000
Mizuho Corporate Bank, Ltd.(c)	0.21%	03/01/13	120,000	120,000,000
Norinchukin Bank (The)(c)	0.17%	03/06/13	62,000	62,000,000
Norinchukin Bank (The)(c)	0.20%	04/05/13	55,000	55,000,000
Swedbank AB(c)	0.18%	03/14/13	70,000	70,000,000
Total Certificates of Deposit (Cost $467,000,000)				467,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–12.30%(d)
Credit Enhanced–12.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(e)	0.20%	06/01/29	$2,500	$2,500,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.)(b)(e)	0.13%	10/01/25	3,490	3,490,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(e)	0.12%	11/01/40	6,700	6,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.09%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(e)	0.11%	03/01/34	2,000	2,000,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	31,500	31,500,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(e)	0.11%	12/01/28	5,655	5,655,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(e)	0.12%	01/01/18	7,370	7,370,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(e)	0.11%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	08/01/28	12,175	12,175,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	08/15/25	3,000	3,000,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.10%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(e)	0.09%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/30	19,670	19,670,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/38	17,985	17,985,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/35	5,590	5,590,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(c)(e)	0.13%	07/01/38	13,055	13,055,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	3,695	3,695,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/18	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.)(e)	0.10%	04/01/32	$5,600	$5,600,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(e)	0.11%	04/01/32	2,345	2,345,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.13%	09/01/27	2,935	2,935,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/23	5,970	5,970,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.)(e)	0.13%	05/01/34	3,000	3,000,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(c)(e)	0.11%	12/01/38	20,750	20,750,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce)(c)(e)	0.11%	03/01/36	11,000	11,000,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	11/01/25	3,100	3,100,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/33	17,855	17,855,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	06/01/30	11,100	11,100,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/35	5,680	5,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	7,000	7,000,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	03/01/36	5,900	5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	05/01/30	2,500	2,500,000
Total Variable Rate Demand Notes (Cost $395,130,000)				395,130,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.80% (Cost $2,562,973,420)				2,562,973,420

			Repurchase Amount

Repurchase Agreements–20.20%(f)
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value of $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(g)	0.15%	05/02/13	25,009,062	25,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Asset-backed securities valued at $52,500,571; 0.54%-0.91%, 04/12/39-09/07/41)(c)(h)	0.41%	—	—	50,000,000
HSBC Securities (USA) Inc., Joint agreement dated 02/28/13, aggregate maturing value of $600,003,167 (collateralized by U.S. Government sponsored agency obligations valued at $612,003,894; 2.50%-6.50%, 04/01/17-03/01/43)	0.19%	03/01/13	150,000,792	150,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $45,261,538 (collateralized by Asset-backed securities & other instruments valued at $48,763,229; 0%-13.63%, 03/31/16-04/15/47)	0.61%	04/04/13	45,261,538	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value of $55,052,189 (collateralized by Asset-backed securities & other instruments valued at $60,184,305; 0%-8.50%, 10/08/14-04/15/47)(g)	0.56%	04/29/13	55,052,189	55,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.50%-3.50%, 05/01/42-01/01/43)	0.17%	03/01/13	$23,586,611	$23,586,500
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 3.50%-4.00%, 01/01/42-05/01/42)	0.18%	03/01/13	150,000,750	150,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value of $100,004,472 (collateralized by Municipal obligations & other instruments valued at $105,000,001; 0%-6.35%, 07/29/13-07/01/57)(c)(g)	0.23%	03/06/13	100,004,472	100,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	50,000,250	50,000,000
Total Repurchase Agreements (Cost $648,586,500)				648,586,500
TOTAL INVESTMENTS(i)(j)–100.00% (Cost $3,211,559,920)				3,211,559,920
OTHER ASSETS LESS LIABILITIES–0.00%				67,021
NET ASSETS–100.00%				$3,211,626,941

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing

PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $1,340,896,553, which represented 41.75% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 17.6%; United Kingdom: 11.2%; Netherlands: 9.7%; France: 9.0%; Canada: 7.5%; other countries less than 5% each: 17.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Entity	Percentage
Lloyds TSB Bank PLC	5.1%

Portfolio Composition by Maturity

In days, as of 2/28/13

1-7	57.4%
8-30	21.5
31-60	21.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–49.68%
U.S. Treasury Bills–42.41%(a)
U.S. Treasury Bills	0.07%	04/04/13	$150,000	$149,990,083
U.S. Treasury Bills	0.14%	04/04/13	200,000	199,973,867
U.S. Treasury Bills	0.15%	04/11/13	245,000	244,959,262
U.S. Treasury Bills	0.10%	04/18/13	400,000	399,949,333
U.S. Treasury Bills	0.15%	04/18/13	250,000	249,950,834
U.S. Treasury Bills	0.07%	04/25/13	300,000	299,967,917
U.S. Treasury Bills	0.13%	04/25/13	300,000	299,940,417
U.S. Treasury Bills	0.15%	04/25/13	250,000	249,944,236
U.S. Treasury Bills	0.09%	05/02/13	340,000	339,950,228
U.S. Treasury Bills	0.15%	05/02/13	245,000	244,935,864
U.S. Treasury Bills	0.07%	05/09/13	350,000	349,953,042
U.S. Treasury Bills	0.14%	05/09/13	250,000	249,931,479
U.S. Treasury Bills	0.08%	05/16/13	400,000	399,930,333
U.S. Treasury Bills	0.11%	05/16/13	100,000	99,977,834
U.S. Treasury Bills	0.12%	05/23/13	500,000	499,861,667
U.S. Treasury Bills	0.14%	05/23/13	150,000	149,952,621
U.S. Treasury Bills	0.13%	05/30/13	400,000	399,874,000
U.S. Treasury Bills	0.14%	05/30/13	290,000	289,896,325
U.S. Treasury Bills	0.11%	07/05/13	250,000	249,903,750
U.S. Treasury Bills	0.10%	07/11/13	300,000	299,888,900
U.S. Treasury Bills	0.11%	07/18/13	300,000	299,878,375
U.S. Treasury Bills	0.10%	07/25/13	300,000	299,878,333
U.S. Treasury Bills	0.11%	07/25/13	250,000	249,892,528
U.S. Treasury Bills	0.11%	08/01/13	300,000	299,866,125
U.S. Treasury Bills	0.11%	08/08/13	300,000	299,852,000
U.S. Treasury Bills	0.12%	08/15/13	300,000	299,839,958
U.S. Treasury Bills	0.13%	08/29/13	300,000	299,802,408
				7,717,741,719

U.S. Treasury Notes–7.27%
U.S. Treasury Notes	1.75%	04/15/13	320,000	320,630,776
U.S. Treasury Notes	1.38%	05/15/13	500,000	501,285,141
U.S. Treasury Notes	0.75%	08/15/13	250,000	250,698,940
U.S. Treasury Notes	0.25%	10/31/13	250,000	250,137,402
				1,322,752,259
Total U.S. Treasury Securities (Cost $9,040,493,978)				9,040,493,978
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.68% (Cost $9,040,493,978)				9,040,493,978

			Repurchase Amount
Repurchase Agreements–50.31%(b)
Bank of Montreal, Term agreement dated 02/14/13, maturing value of $500,093,194 (collateralized by U.S. Treasury obligations valued at $510,000,106; 0.63%-2.75%, 03/31/14-11/30/17)(c)	0.11%	04/16/13	500,093,194	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 02/27/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.63%-1.50%, 07/31/16-02/28/18)(c)	0.10%	04/29/13	$250,042,361	$250,000,000
Barclays Capital Inc., Agreement dated 02/28/13, maturing value of $285,001,267 (collateralized by U.S. Treasury obligation valued at $290,700,063; 0.25%, 06/30/14)	0.16%	03/01/13	285,001,267	285,000,000
Barclays Capital Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,016; 0.25%-3.13%, 08/31/13-11/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/13, maturing value of $280,001,244 (collateralized by U.S. Treasury obligations valued at $285,600,084; 0.88%-2.25%, 04/30/17-07/31/18)	0.16%	03/01/13	280,001,244	280,000,000
BNP Paribas Securities Corp., Term agreement dated 01/28/13, maturing value of $500,103,889 (collateralized by U.S. Treasury obligations valued at $510,000,080; 1.25%-1.88%, 07/15/19-07/15/20)	0.11%	04/29/13	500,103,889	500,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,062; 1.25%-3.88%, 07/15/20-04/15/29)	0.10%	04/15/13	500,075,000	500,000,000
CIBC World Markets Corp., Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,002,142; 0.25%-5.38%, 03/15/14-02/15/43)	0.16%	03/01/13	200,000,889	200,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-6.38%, 04/30/14-08/15/42)	0.16%	03/01/13	500,002,222	500,000,000
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-7.13%, 05/31/13-02/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,034; 0.25%-4.25%, 05/15/13-09/15/15)	0.16%	03/01/13	500,002,222	500,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 02/28/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,479; 0%, 11/15/37-05/15/40)	0.16%	03/01/13	100,000,444	100,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	43,991,812	43,991,592
Deutsche Bank Securities Inc., Term agreement dated 01/07/13, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0.38%-6.38%, 08/31/13-04/15/32)(c)	0.15%	04/08/13	500,189,583	500,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,199; 0.13%-2.00%, 07/31/17-02/15/23)	0.16%	03/01/13	500,002,222	500,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $200,000,778 (collateralized by U.S. Treasury obligation valued at $204,000,045; 0.63%, 02/15/43)	0.14%	03/01/13	200,000,778	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $31,816,483 (collateralized by U.S. Treasury obligation valued at $32,452,747; 0%, 08/22/13)	0.14%	03/01/13	31,816,483	31,816,359
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/07/13, maturing value of $500,175,000 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.25%-2.50%, 03/31/14-07/15/16)(c)	0.14%	05/08/13	500,175,000	500,000,000
Morgan Stanley, Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,029; 1.25%, 03/15/14)	0.16%	03/01/13	200,000,089	200,000,000
RBC Capital Markets Corp., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.25%-4.13%, 02/15/14-08/15/22)	0.16%	03/01/13	500,002,222	500,000,000
RBC Capital Markets Corp., Term agreement dated 02/13/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,060; 0%-4.50%, 04/15/13-04/15/29)(c)	0.10%	04/15/13	250,042,361	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBS Securities Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,433; 1.25%-2.00%, 04/15/14-07/15/20)	0.16%	03/01/13	$500,002,222	$500,000,000
RBS Securities Inc., Term agreement dated 01/31/13, maturing value of $300,082,500 (collateralized by U.S. Treasury obligations valued at $306,004,182; 0.13%-2.00%, 01/15/14-01/15/22)(c)	0.11%	05/01/13	300,082,500	300,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $480,002,133 (collateralized by U.S. Treasury obligations valued at $489,600,030; 0.13%-3.88%, 04/15/15-04/15/29)	0.16%	03/01/13	415,001,844	415,000,000
Societe Generale, Term agreement dated 02/26/13, maturing value of $500,007,778 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0.13%-2.50%, 01/15/14-01/15/29)(c)	0.08%	03/05/13	500,007,778	500,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	100,000,444	100,000,000
Total Repurchase Agreements (Cost $9,155,807,951)				9,155,807,951
TOTAL INVESTMENTS(d)–99.99% (Cost $18,196,301,929)				18,196,301,929
OTHER ASSETS LESS LIABILITIES–0.01%				2,411,244
NET ASSETS–100.00%				$18,198,713,173

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	50.3%
8–30	0.0
31–60	13.3
61–90	15.6
91–180	17.8
181+	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–54.43%
Federal Farm Credit Bank (FFCB)–5.39%
Bonds(a)	0.20%	04/02/13	$50,000	$50,000,000
Bonds(a)	0.18%	03/08/13	50,000	49,999,805
Bonds(a)	0.30%	05/03/13	20,000	20,003,157
Unsec. Bonds(a)	0.20%	07/02/13	54,000	54,005,841
Unsec. Bonds(a)	0.18%	01/14/14	25,000	24,997,793
Unsec. Notes(a)	0.13%	07/24/13	80,000	80,000,000
Unsec. Notes(a)	0.15%	01/14/14	75,000	74,993,249
				353,999,845

Federal Home Loan Bank (FHLB)–27.46%
Unsec. Bonds(a)	0.06%	04/09/13	60,000	60,000,000
Unsec. Bonds(a)	0.14%	04/18/13	65,000	65,000,000
Unsec. Bonds	0.23%	04/22/13	50,000	50,004,935
Unsec. Bonds(a)	0.16%	04/25/13	65,000	64,999,034
Unsec. Bonds	0.25%	07/17/13	50,000	49,999,376
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,472
Unsec. Bonds (a)	0.16%	02/05/14	75,000	75,000,000
Unsec. Disc. Notes(b)	0.16%	04/05/13	50,000	49,992,465
Unsec. Disc. Notes (b)	0.11%	04/05/13	50,000	49,994,896
Unsec. Disc. Notes(b)	0.16%	04/12/13	50,000	49,990,958
Unsec. Disc. Notes(b)	0.17%	04/17/13	50,000	49,988,903
Unsec. Disc. Notes(b)	0.17%	04/19/13	50,000	49,988,430
Unsec. Disc. Notes(b)	0.09%	04/24/13	75,000	74,990,437
Unsec. Disc. Notes(b)	0.13%	04/26/13	65,000	64,987,361
Unsec. Disc. Notes(b)	0.16%	05/08/13	50,000	49,984,889
Unsec. Disc. Notes(b)	0.13%	05/22/13	50,000	49,984,853
Unsec. Disc. Notes(b)	0.16%	05/24/13	100,000	99,962,667
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,979,975
Unsec. Disc. Notes(b)	0.11%	07/19/13	50,000	49,978,611
Unsec. Global Bonds	0.11%	07/17/13	50,000	49,995,783
Unsec. Global Bonds (a)	0.14%	07/25/13	80,000	80,000,000
Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,996,778
Unsec. Global Bonds	0.12%	08/13/13	50,000	49,990,670
Unsec. Global Bonds(a)	0.21%	04/04/14	80,000	79,986,683
Unsec. Global Notes(a)	0.16%	04/25/13	75,000	75,001,058
Unsec. Global Notes(a)	0.15%	05/28/13	75,000	74,998,739
Unsec. Global Notes(a)	0.17%	06/04/13	75,000	74,998,030
Unsec. Global Notes (a)	0.16%	02/28/14	60,000	59,991,171
Unsec. Notes(a)	0.14%	09/10/13	75,000	74,983,846
				1,804,770,020

Federal Home Loan Mortgage Corp. (FHLMC)–7.35%
Unsec. Disc. Notes(b)	0.16%	04/01/13	75,000	74,989,667
Unsec. Disc. Notes(b)	0.15%	04/08/13	50,000	49,991,872
Unsec. Disc. Notes(b)	0.13%	04/16/13	58,150	58,140,712
Unsec. Disc. Notes(b)	0.16%	04/18/13	50,000	49,989,334
Unsec. Disc. Notes(b)	0.16%	04/24/13	50,000	49,988,000
Unsec. Disc. Notes(b)	0.10%	05/06/13	50,000	49,991,292
Unsec. Disc. Notes(b)	0.10%	05/14/13	50,000	49,989,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(b)	0.14%	07/09/13	$50,000	$49,974,722
Unsec. Disc. Notes(b)	0.11%	07/15/13	50,000	49,979,222
				483,034,543

Federal National Mortgage Association (FNMA)–13.47%
Unsec. Disc. Notes(b)	0.15%	03/20/13	70,000	69,994,458
Unsec. Disc. Notes(b)	0.12%	04/17/13	100,000	99,984,333
Unsec. Disc. Notes(b)	0.17%	04/24/13	50,000	49,987,625
Unsec. Disc. Notes(b)	0.17%	05/08/13	50,000	49,983,945
Unsec. Disc. Notes(b)	0.16%	05/22/13	50,000	49,981,778
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,980,222
Unsec. Disc. Notes(b)	0.10%	06/03/13	50,000	49,986,945
Unsec. Disc. Notes(b)	0.13%	06/10/13	50,000	49,981,483
Unsec. Disc. Notes(b)	0.10%	06/10/13	50,000	49,985,973
Unsec. Disc. Notes(b)	0.11%	07/01/13	60,000	59,977,633
Unsec. Disc. Notes(b)	0.14%	07/02/13	50,000	49,976,083
Unsec. Disc. Notes(b)	0.11%	07/17/13	50,000	49,978,917
Unsec. Disc. Notes(b)	0.11%	07/22/13	50,000	49,978,153
Unsec. Disc. Notes(b)	0.11%	07/25/13	55,000	54,975,464
Unsec. Disc. Notes(b)	0.15%	09/03/13	50,000	49,961,250
Unsec. Global Notes	1.75%	05/07/13	50,000	50,145,873
				884,860,135

Overseas Private Investment Corp. (OPIC)–0.76%
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	50,000	50,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,576,664,543)				3,576,664,543

U.S. Treasury Securities–4.64%
U.S. Treasury Bills–4.64%(b)
U.S. Treasury Bills	0.14%	04/04/13	75,000	74,990,083
U.S. Treasury Bills	0.13%	04/25/13	75,000	74,985,104
U.S. Treasury Bills	0.07%	05/09/13	50,000	49,993,292
U.S. Treasury Bills	0.11%	07/25/13	50,000	49,978,708
U.S. Treasury Bills	0.11%	08/01/13	55,000	54,975,223
Total U.S. Treasury Securities (Cost $304,922,410)				304,922,410
TOTAL INVESTMENTS (excluding Repurchase Agreements)–59.07% (Cost $3,881,586,953)				3,881,586,953

			Repurchase Amount
Repurchase Agreements–40.94%(d)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	100,000,444	100,000,000
Bank of Montreal, Joint term agreement dated 02/25/13, aggregate maturing value of $300,060,000 (collateralized by U.S. Treasury obligations valued at $306,000,064; 0.25%-3.13%, 02/28/14-02/15/43)(e)	0.12%	04/26/13	250,050,000	250,000,000
BMO Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,962; 0%-0.3%, 05/16/13-03/26/15)	0.17%	03/01/13	35,001,165	35,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $250,037,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,207; 0.45%-3.30%, 12/28/15-08/08/35)(e)	0.10%	04/15/13	250,037,500	250,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/13, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,217; 0%-7.10%, 03/20/13-04/01/56)	0.18%	03/01/13	185,000,925	185,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $250,004,861 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,850; 0%-6.63%, 03/08/13-04/01/56)(e)	0.10%	03/06/13	$250,004,861	$250,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $250,001,181 (collateralized by U.S. Treasury obligation valued at $255,000,003; 2%, 01/15/14)	0.17%	03/01/13	250,001,181	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	74,463,053	74,462,681
Deutsche Bank Securities Inc., Joint term agreement dated 01/07/13, aggregate maturing value of $350,141,556 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,353; 0%-6.75%, 03/08/13-06/12/37)(e)	0.16%	04/08/13	275,111,222	275,000,000
Goldman, Sachs & Co., Agreement dated 02/28/13, maturing value $300,001,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,167; 0%-3.00%, 05/20/13-01/18/28)	0.18%	03/01/13	300,001,500	300,000,000
RBS Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,003,201; 0%-9.38%, 07/15/13-04/15/30)	0.17%	03/01/13	330,001,558	330,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligation valued at $102,000,608; 0%, 01/15/21)	0.17%	03/01/13	15,384,776	15,384,703
Societe Generale, Term agreement dated 02/26/13, maturing value of $300,005,250 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,430; 0%-6.25%, 03/21/13-07/15/37)(e)	0.09%	03/05/13	300,005,250	300,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	75,000,333	75,000,000
Total Repurchase Agreements (Cost $2,689,847,384)				2,689,847,384
TOTAL INVESTMENTS(f)–100.01% (Cost $6,571,434,337)				6,571,434,337
OTHER ASSETS LESS LIABILITIES -(0.01)%				(545,134)
NET ASSETS–100.00%				$6,570,889,203

Investment Abbreviations:

COP	— Certificates of Participation
Disc.	— Discounted
Gtd.	— Guaranteed

Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	41.7%
8–30	1.8
31–60	20.4
61–90	10.6
91–180	18.1
181+	7.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–69.77%
Federal Farm Credit Bank (FFCB)–14.94%
Bonds(a)	0.18%	03/08/13	$10,000	$9,999,961
Bonds(a)	0.30%	04/11/13	15,000	15,001,702
Bonds(a)	0.18%	06/04/13	14,400	14,399,429
Disc. Notes(b)	0.01%	03/01/13	25,000	25,000,000
Disc. Notes(b)	0.05%	03/11/13	18,000	17,999,750
Disc. Notes(b)	0.10%	05/20/13	15,000	14,996,667
Disc. Notes(b)	0.10%	07/18/13	15,000	14,994,208
Sr. Unsec. Notes(a)	0.17%	04/17/13	18,300	18,301,273
Unsec. Notes(a)	0.18%	08/26/13	15,000	15,000,000
Unsec. Notes(a)	0.15%	01/14/14	5,000	4,999,550
				150,692,540

Federal Home Loan Bank (FHLB)–52.35%
Unsec. Bonds(a)	0.06%	04/09/13	15,000	15,000,000
Unsec. Bonds(a)	0.14%	04/18/13	15,000	15,000,000
Unsec. Bonds	0.23%	04/22/13	12,000	12,001,184
Unsec. Bonds(a)	0.16%	04/25/13	10,000	9,999,851
Unsec. Disc. Notes(b)	0.00%	03/01/13	17,359	17,359,000
Unsec. Disc. Notes(b)	0.06%	03/08/13	5,995	5,994,936
Unsec. Disc. Notes(b)	0.09%	03/13/13	30,000	29,999,100
Unsec. Disc. Notes(b)	0.07%	03/15/13	16,500	16,499,583
Unsec. Disc. Notes(b)	0.10%	03/15/13	25,000	24,999,028
Unsec. Disc. Notes(b)	0.11%	03/15/13	24,592	24,590,948
Unsec. Disc. Notes(b)	0.12%	03/20/13	25,000	24,998,417
Unsec. Disc. Notes(b)	0.12%	03/27/13	25,000	24,997,833
Unsec. Disc. Notes(b)	0.07%	04/03/13	20,000	19,998,717
Unsec. Disc. Notes(b)	0.11%	04/05/13	11,600	11,598,759
Unsec. Disc. Notes(b)	0.08%	04/17/13	12,500	12,498,694
Unsec. Disc. Notes(b)	0.11%	04/17/13	15,000	14,997,846
Unsec. Disc. Notes(b)	0.08%	04/19/13	30,000	29,996,733
Unsec. Disc. Notes(b)	0.08%	05/01/13	40,000	39,994,578
Unsec. Disc. Notes(b)	0.10%	05/02/13	15,000	14,997,417
Unsec. Disc. Notes(b)	0.08%	05/03/13	24,750	24,746,483
Unsec. Disc. Notes(b)	0.16%	05/03/13	10,000	9,997,200
Unsec. Disc. Notes(b)	0.09%	05/08/13	15,000	14,997,450
Unsec. Disc. Notes(b)	0.13%	05/08/13	15,000	14,996,458
Unsec. Disc. Notes(b)	0.10%	05/15/13	8,945	8,943,136
Unsec. Disc. Notes(b)	0.11%	05/15/13	15,000	14,996,563
Unsec. Disc. Notes(b)	0.10%	06/12/13	15,000	14,995,708
Unsec. Disc. Notes(b)	0.10%	07/05/13	6,500	6,497,725
Unsec. Disc. Notes(b)	0.13%	08/09/13	12,500	12,492,733
Unsec. Global Notes(a)	0.16%	04/25/13	15,000	15,000,212
Unsec. Global Notes(a)	0.17%	06/04/13	15,000	14,999,606
Unsec. Notes(a)	0.14%	09/10/13	10,000	9,997,846
				528,183,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee Valley Authority (TVA)–2.48%
Unsec. Disc. Notes(b)	0.09%	03/14/13	$25,000	$24,999,233
Total U.S. Government Sponsored Agency Securities (Cost $703,875,517)				703,875,517

U.S. Treasury Securities–30.23%
U.S. Treasury Bills–29.24%(b)
U.S. Treasury Bills	0.09%	03/14/13	25,000	24,999,187
U.S. Treasury Bills	0.11%	03/21/13	20,000	19,998,778
U.S. Treasury Bills	0.10%	03/28/13	25,000	24,998,125
U.S. Treasury Bills	0.05%	04/04/13	15,000	14,999,277
U.S. Treasury Bills	0.06%	04/11/13	15,000	14,999,060
U.S. Treasury Bills	0.06%	04/18/13	15,000	14,998,800
U.S. Treasury Bills	0.10%	04/18/13	20,000	19,997,467
U.S. Treasury Bills	0.06%	04/25/13	15,000	14,998,740
U.S. Treasury Bills	0.13%	04/25/13	50,000	49,990,069
U.S. Treasury Bills	0.10%	05/02/13	15,000	14,997,417
U.S. Treasury Bills	0.12%	05/23/13	20,000	19,994,467
U.S. Treasury Bills	0.12%	05/30/13	15,000	14,995,688
U.S. Treasury Bills	0.11%	07/25/13	15,000	14,993,612
U.S. Treasury Bills	0.10%	08/01/13	15,000	14,993,625
U.S. Treasury Bills	0.13%	08/29/13	15,000	14,990,196
				294,944,508

U.S. Treasury Notes–0.99%
U.S. Treasury Notes	1.75%	04/15/13	10,000	10,019,718
Total U.S. Treasury Securities (Cost $304,964,226)				304,964,226
TOTAL INVESTMENTS(c)–100.00% (Cost $1,008,839,743)				1,008,839,743
OTHER ASSETS LESS LIABILITIES–(0.00)%				(37,327)
NET ASSETS–100.00%				$1,008,802,416

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured
Sr.	– Senior

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	4.2%
8–30	27.3
31–60	32.7
61–90	19.2
91–180	13.7
181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.08%
Alabama–0.46%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$1,000	$1,044,660
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	04/01/28	3,000	3,000,000
				4,044,660

Alaska–0.15%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,292,750

Arizona–2.34%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.14%	08/01/15	7,440	7,440,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.14%	12/01/37	13,195	13,195,000
				20,635,000

Colorado–3.04%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	07/01/34	2,025	2,025,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA)(c)	0.11%	02/15/28	2,100	2,100,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.31%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	07/01/21	4,280	4,280,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	12/01/38	2,100	2,100,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas)(c)(d)(e)	0.75%	12/01/30	6,950	6,950,000
				26,740,000

District of Columbia–0.58%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.27%	01/01/29	5,105	5,105,000

Florida–4.59%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)(c)	0.11%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.12%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	04/01/20	2,525	2,525,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	07/01/32	13,000	13,000,000
St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	06/01/33	10,500	10,500,000
				40,415,000

Georgia–2.88%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	01/01/21	4,815	4,815,000
Georgia (State of); Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	8,500	8,537,817
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.12%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	11/15/32	$3,920	$3,920,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)(c)(f)	0.11%	08/01/24	3,950	3,950,000
				25,322,817

Hawaii–2.84%
Hawai’i Pacific Health (Department of Budget and Finance of the State of Hawai’i); Series 2004 B, VRD Special Purpose RB (LOC-JP Morgan Chase Bank, N.A.)(c)(d)	0.13%	07/01/33	25,000	25,000,000

Idaho–0.69%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,035,126

Illinois–8.95%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada)(c)(d)(e)	0.11%	01/01/37	5,000	5,000,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/36	6,940	6,940,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.11%	03/01/30	14,845	14,845,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,004,974
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.)(c)(d)	0.11%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.21%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(c)	0.09%	12/01/46	2,000	2,000,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/37	7,975	7,975,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.13%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(c)(d)	0.41%	11/01/24	980	980,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	08/15/25	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(c)(d)	0.12%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,378,677
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/15/22	4,300	4,300,000
				78,813,651

Indiana–5.03%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	04/01/36	7,150	7,150,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	08/01/37	2,425	2,425,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	12/01/23	3,545	3,545,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/32	9,230	9,230,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	06/01/40	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	02/01/25	1,835	1,835,000
Indiana University; Series 2012 V-1, Ref. Tax Exempt Student Fee RB	2.50%	08/01/13	1,520	1,534,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/38	$14,000	$14,000,000
Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,550,343
				44,269,676

Iowa–0.43%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)(c)	0.10%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/16/13	1,800	1,806,162
				3,806,162

Kansas–0.51%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)(f)	0.11%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,014,016
				4,514,016

Kentucky–1.67%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/30	14,700	14,700,000

Maryland–2.07%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	5,000	5,064,997
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,112,831
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/32	4,970	4,970,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/28	2,075	2,075,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/33	4,990	4,990,000
				18,212,828

Massachusetts–1.10%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	09/01/38	4,600	4,600,000
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	04/01/28	5,050	5,050,000
				9,650,000

Michigan–2.80%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.12%	08/15/32	1,615	1,615,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/31	600	600,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,272,934
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	04/01/22	6,570	6,570,000
				24,672,934

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.13%	04/01/37	5,835	5,835,000
Minnesota (State of); Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/13	1,000	1,020,283
				6,855,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–1.02%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.10%	12/01/30	$1,000	$1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	04/01/37	8,000	8,000,000
				9,000,000

Missouri–2.67%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.26%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP-FNMA)(c)	0.10%	11/15/26	1,650	1,650,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC-FHLB of Des Moines)(c)(d)	0.11%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.14%	12/01/27	14,500	14,500,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.)(c)(d)(f)	0.12%	12/01/15	3,950	3,950,000
				23,515,000

New Hampshire–2.44%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	10/01/33	14,465	14,465,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	09/01/37	980	980,000
				21,445,000

New Mexico–0.55%
Bernalillo (County of); Series 2013, Unlimited Tax GO Bonds	3.00%	08/15/13	1,100	1,113,035
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	3,690	3,690,000
				4,803,035

New York–4.11%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	10/01/32	7,710	7,710,000
Metropolitan Transportation Authority (Dedicated Tax Fund); Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.09%	11/01/31	3,485	3,485,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(c)(d)	0.10%	12/01/29	25,000	25,000,000
				36,195,000

North Carolina–1.74%
North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,000,000
North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.11%	12/01/36	9,300	9,300,000
Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,000,000
Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,009,508
				15,309,508

Ohio–6.88%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/01/37	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Middletown (City of) (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	11/15/39	$11,000	$11,000,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	05/01/26	4,450	4,450,000
Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	11/01/27	13,000	13,000,000
				60,550,000

Oregon–0.36%
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,158,175

Pennsylvania–13.75%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (c)(d)(e)	0.10%	05/15/37	32,750	32,750,000
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia)(c)(d)(e)	0.12%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	03/01/30	11,820	11,820,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	09/01/18	2,305	2,305,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.06%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	10/15/25	7,390	7,390,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	09/01/28	7,625	7,625,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(d)(e)	0.13%	07/01/38	30,000	30,000,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.14%	04/01/20	1,800	1,800,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	07/01/26	6,985	6,985,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/24	6,915	6,915,000
				121,090,000

Rhode Island–2.04%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.14%	09/01/37	18,000	18,000,000

Tennessee–1.55%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	1,000	1,027,813
Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,285,196
				13,688,009

Texas–8.02%
Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.14%	04/12/13	7,000	7,000,000
Series 2009 H-2, GO Commercial Paper Notes	0.15%	04/05/13	5,000	5,000,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,045,602
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	919,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)(c)	0.13%	02/15/27	$7,760	$7,760,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(c)	0.11%	05/01/42	13,690	13,690,000
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	16,500	16,689,602
				70,604,956

Utah–1.66%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.21%	06/01/21	2,500	2,500,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	9,000	9,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(c)	0.16%	04/01/42	3,125	3,125,000
				14,625,000

Vermont–0.19%
Vermont (State of); Series 2012 F, Unlimited Tax GO Bonds	2.00%	08/15/13	1,660	1,673,669

Virginia–1.55%
Fredericksburg (City of); Series 2011 A, Unlimited Tax GO Bonds	4.00%	07/15/13	1,540	1,561,884
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.13%	08/01/32	7,800	7,800,000
Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.16%	12/01/34	1,570	1,570,000
Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,000,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.17%	12/01/19	740	740,000
				13,671,884

Washington–1.31%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC-Bank of New York Mellon)(c)(d)	0.11%	04/01/36	11,000	11,000,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(c)	0.10%	11/01/25	500	500,000
				11,500,000

West Virginia–0.75%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.12%	01/01/34	6,600	6,600,000

Wisconsin–5.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(c)(d)	0.11%	10/01/42	5,220	5,220,000
Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	09/01/40	6,040	6,040,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/37	4,890	4,890,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)(f)	0.28%	07/01/14	730	730,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	12/01/32	8,805	8,805,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	08/15/34	2,000	2,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/30	19,300	19,300,000
				46,985,000

Wyoming–3.24%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	5,460	5,460,000
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(d)(e)	0.12%	01/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	$13,060	$13,060,000
				28,520,000
TOTAL INVESTMENTS(h)(i)–100.08% (Cost $881,019,139)				881,019,139
OTHER ASSETS LESS LIABILITIES–(0.08)%				(664,042)
NET ASSETS–100.00%				$880,355,097

Investment Abbreviations:

BAN	–	Bond Anticipation Notes
CEP	–	Credit Enhancement Provider
Ctfs.	–	Certificates
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GO	–	General Obligation
IDR	–	Industrial Development Revenue Bonds
LOC	–	Letter of Credit
MFH	–	Multi-Family Housing

PCR	–	Pollution Control Revenue Bonds
PUTTERs	–	Putable Tax-Exempt Receipts
RAN	–	Revenue Anticipation Notes
RB	–	Revenue Bonds
Ref.	–	Refunding
Sr.	–	Senior
TAN	–	Tax Anticipation Notes
TRAN	–	Tax and Revenue Anticipation Notes
VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: countries less than 5% each: 11.7%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $36,650,000, which represented 4.16% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.2%
PNC Bank, N.A.	9.6
Wells Fargo Bank, N.A.	9.1
U.S. Bank, N.A.	6.7
Federal National Mortgage Association	5.9
TD Bank, N.A.	5.7
Federal Home Loan Mortgage Corp.	5.2

Portfolio Composition by Maturity

In days, as of 2/29/12

1–7	90.2%
31–60	2.5
61–90	0.2
91–180	2.0
181+	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,075,792,586	$2,562,973,420	$9,040,493,978	$3,881,586,953	$1,008,839,743	$881,019,139
Repurchase agreements, at value and cost	4,188,516,353	648,586,500	9,155,807,951	2,689,847,384	—	—
Total investments, at value and cost	20,264,308,939	3,211,559,920	18,196,301,929	6,571,434,337	1,008,839,743	881,019,139
Cash	—	—	—	—	91,850	1,069,236
Receivable for:
Investments sold	1,160,009	1,025,000	—	—	—	725,000
Interest	3,777,094	142,097	4,671,185	763,035	18,679	1,017,477
Fund expenses absorbed	254,533	165,775	1,140,347	477,166	15,705	77,132
Investment for trustee deferred compensation and retirement plans	546,096	259,528	265,526	111,061	51,074	98,543
Other assets	31,539	165,726	59,226	53,848	29,027	45,672
Total assets	20,270,078,210	3,213,318,046	18,202,438,213	6,572,839,447	1,009,046,078	884,052,199

Liabilities:
Payable for:
Investments purchased	109,971,569	—	—	—	—	3,113,035
Amount due custodian	177,163	27,683	—	92,028	—	—
Dividends	1,776,697	226,152	287,844	101,631	31,809	61,949
Accrued fees to affiliates	535,105	195,269	1,153,725	567,997	50,023	65,418
Accrued operating expenses	366,943	67,889	243,471	214,381	29,052	30,780
Accrued trustees’ and officers’ fees and benefits	43,504	9,430	34,914	15,779	4,823	4,460
Trustee deferred compensation and retirement plans	3,710,011	1,164,682	2,005,086	958,428	127,955	421,460
Total liabilities	116,580,992	1,691,105	3,725,040	1,950,244	243,662	3,697,102
Net assets applicable to shares outstanding	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

Net assets consist of:
Shares of beneficial interest	$20,151,248,772	$3,210,438,168	$18,198,644,303	$6,570,757,494	$1,008,786,182	$880,483,475
Undistributed net investment income	2,468,884	840,366	664,475	622,710	11,260	(50,202)
Undistributed net realized gain (loss)	(220,438)	348,407	(595,605)	(491,001)	4,974	(78,176)
	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$17,526,037,551	$2,153,092,814	$8,415,743,750	$4,288,134,231	$940,611,471	$624,359,994
Private Investment Class	$365,346,638	$128,127,607	$844,471,953	$428,442,381	$24,532,015	$64,856,318
Personal Investment Class	$107,748,509	$92,787,116	$150,789,811	$14,932,247	$4,005,836	$2,723,669
Cash Management Class	$638,904,022	$464,108,998	$5,721,381,025	$722,406,989	$31,813,588	$83,677,295
Reserve Class	$106,666,428	$13,824,910	$54,692,721	$240,808,556	$1,303,292	$30,130,849
Resource Class	$93,911,397	$52,288,878	$326,076,473	$137,379,057	$6,526,199	$18,165,740
Corporate Class	$1,314,882,673	$307,396,618	$2,685,557,440	$738,785,742	$10,015	$56,441,232

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,524,083,958	2,153,085,776	8,415,456,875	4,288,078,484	940,575,723	624,356,208
Private Investment Class	365,305,046	128,127,173	844,443,571	428,436,957	24,531,219	64,855,935
Personal Investment Class	107,736,604	92,786,853	150,784,738	14,932,060	4,005,687	2,723,653
Cash Management Class	638,829,768	464,107,553	5,721,167,078	722,397,009	31,812,400	83,676,795
Reserve Class	106,654,971	13,824,871	54,690,986	240,805,479	1,303,243	30,130,668
Resource Class	93,901,094	52,288,716	326,065,525	137,377,038	6,525,955	18,165,630
Corporate Class	1,314,736,828	307,395,658	2,685,471,536	738,777,142	10,016	56,440,894
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$30,133,737	$3,207,726	$11,428,389	$5,085,632	$390,800	$696,195

Expenses:
Advisory fees	15,452,001	2,270,681	12,093,440	3,169,813	539,845	903,393
Administrative services fees	547,067	283,441	479,896	333,122	96,270	104,510
Custodian fees	416,244	67,999	309,184	199,950	13,467	14,922
Distribution fees:
Private Investment Class	844,509	380,503	1,841,037	985,950	87,626	176,012
Personal Investment Class	384,144	363,545	459,744	60,838	15,958	10,665
Cash Management Class	427,562	201,499	2,878,969	450,156	11,402	39,894
Reserve Class	561,812	71,644	226,224	1,284,492	6,555	146,265
Resource Class	114,237	45,112	323,134	151,126	9,655	16,466
Corporate Class	299,958	24,666	321,637	82,287	2	6,195
Transfer agent fees	927,120	136,133	725,606	346,721	31,847	35,074
Trustees’ and officers’ fees and benefits	256,388	51,050	217,209	88,050	18,757	21,242
Other	426,937	126,713	316,496	286,402	72,755	79,793
Total expenses	20,657,979	4,022,986	20,192,576	7,438,907	904,139	1,554,431
Less: Fees waived	(5,142,919)	(2,541,907)	(10,412,654)	(3,150,049)	(606,428)	(1,120,863)
Net expenses	15,515,060	1,481,079	9,779,922	4,288,858	297,711	433,568
Net investment income	14,618,677	1,726,647	1,648,467	796,774	93,089	262,627

Realized and unrealized gain from:
Net realized gain from Investment securities	146,248	53,914	28,846	1,425	4,974	396
Net increase in net assets resulting from operations	$14,764,925	$1,780,561	$1,677,313	$798,199	$98,063	$263,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$14,618,677	$25,157,094	$1,726,647	$2,123,775
Net realized gain	146,248	(293,864)	53,914	294,493
Net increase in net assets resulting from operations	14,764,925	24,863,230	1,780,561	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(12,880,778)	(22,653,197)	(956,810)	(1,970,544)
Private Investment Class	(33,902)	(91,059)	(48,647)	(159,676)
Personal Investment Class	(10,281)	(20,510)	(31,763)	(56,186)
Cash Management Class	(315,687)	(549,401)	(133,183)	(298,814)
Reserve Class	(11,278)	(20,900)	(4,501)	(5,540)
Resource Class	(11,464)	(32,103)	(14,578)	(22,143)
Corporate Class	(1,253,615)	(1,891,596)	(67,926)	(75,876)
Total distributions from net investment income	(14,517,005)	(25,258,766)	(1,257,408)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions-net:
Institutional Class	1,473,935,340	811,900,804	(184,925,143)	445,421,945
Private Investment Class	(7,102,030)	(129,163,894)	(31,704,173)	(107,860,105)
Personal Investment Class	5,117,491	(5,049,935)	20,422,282	(12,026,107)
Cash Management Class	(146,777,544)	(781,536,081)	105,733,378	(93,221,563)
Reserve Class	9,430,021	6,998,794	(2,566,480)	9,601,823
Resource Class	(47,150,490)	(35,990,962)	(2,143,609)	25,248,010
Corporate Class	(622,246,709)	78,500,235	210,755,471	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	665,206,079	(54,341,039)	115,571,726	261,190,619
Net increase (decrease) in net assets	665,453,999	(54,736,575)	116,094,879	261,020,108

Net assets:
Beginning of period	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of period*	$20,153,497,218	$19,488,043,219	$3,211,626,941	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,884	$2,367,212	$840,366	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$1,648,467	$3,238,690	$796,774	$1,738,760
Net realized gain	28,846	50,407	1,425	27,193
Net increase in net assets resulting from operations	1,677,313	3,289,097	798,199	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(732,149)	(1,086,755)	(566,130)	(1,033,531)
Private Investment Class	(73,909)	(155,889)	(39,577)	(91,310)
Personal Investment Class	(12,299)	(32,903)	(1,629)	(2,868)
Cash Management Class	(577,907)	(1,375,936)	(93,426)	(300,323)
Reserve Class	(4,540)	(16,233)	(25,785)	(45,177)
Resource Class	(32,430)	(56,850)	(15,165)	(45,960)
Corporate Class	(215,233)	(514,124)	(55,062)	(219,591)
Total distributions from net investment income	(1,648,467)	(3,238,690)	(796,774)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions-net:
Institutional Class	1,401,383,407	1,834,112,962	515,974,863	(1,883,220,830)
Private Investment Class	36,419,968	(36,853,689)	46,478,786	(167,828,533)
Personal Investment Class	23,953,878	(58,382,432)	1,377,785	(1,134,450)
Cash Management Class	792,265,128	(1,449,829,654)	48,891,984	(1,000,924,066)
Reserve Class	29,503,980	(123,454,493)	(23,479,048)	193,913,087
Resource Class	49,740,991	(17,144,597)	(13,521,334)	(121,226,628)
Corporate Class	682,805,166	146,476,752	233,796,736	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	3,016,072,518	294,924,849	809,519,772	(3,819,655,830)
Net increase (decrease) in net assets	3,015,476,913	294,040,227	809,028,771	(3,819,803,659)

Net assets:
Beginning of period	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of period*	$18,198,713,173	$15,183,236,260	$6,570,889,203	$5,761,860,432
* Includes accumulated undistributed net investment income	$664,475	$664,475	$622,710	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$93,089	$163,684	$262,627	$474,942
Net realized gain	4,974	13,675	396	—
Net increase in net assets resulting from operations	98,063	177,359	263,023	474,942

Distributions to shareholders from net investment income:
Institutional Class	(84,266)	(143,288)	(183,475)	(313,662)
Private Investment Class	(4,140)	(7,051)	(21,813)	(49,272)
Personal Investment Class	(530)	(941)	(928)	(2,080)
Cash Management Class	(2,851)	(6,788)	(26,239)	(62,337)
Reserve Class	(164)	(417)	(9,915)	(14,456)
Resource Class	(1,136)	(2,984)	(4,993)	(12,162)
Corporate Class	(2)	(2,215)	(15,264)	(20,973)
Total distributions from net investment income	(93,089)	(163,684)	(262,627)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions-net:
Institutional Class	508,765,902	55,882,200	129,061,856	(6,724,666)
Private Investment Class	(13,915,447)	(9,209,433)	(30,971,633)	(3,000,673)
Personal Investment Class	(539,894)	(255,316)	(22,513)	(1,467,962)
Cash Management Class	(1,633,929)	(5,916,215)	7,170,281	(29,853,031)
Reserve Class	(45,884)	477,453	4,775,142	7,073,577
Resource Class	(5,391,224)	(5,164,314)	(10,188,723)	3,754,782
Corporate Class	2	(50,832,006)	29,120,674	(634,156)
Net increase (decrease) in net assets resulting from share transactions	487,239,526	(15,017,631)	128,945,084	(30,852,129)
Net increase (decrease) in net assets	487,244,500	(15,051,952)	128,945,480	(30,852,129)

Net assets:
Beginning of period	521,557,916	536,609,868	751,409,617	782,261,746
End of period*	$1,008,802,416	$521,557,916	$880,355,097	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio,

42                         Short-Term Investments Trust

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to

43                         Short-Term Investments Trust

ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

44                         Short-Term Investments Trust

For the six months ended February 28, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,594,723	$—
STIC Prime Portfolio	1,282,497	262,207
Treasury Portfolio	2,850,474	1,551,816
Government & Agency Portfolio	—	221,287
Government TaxAdvantage Portfolio	284,159	191,077
Tax-Free Cash Reserve Portfolio	179,251	546,129

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$283,014	$214,119	N/A	$414,732	$37,541	N/A
STIC Prime Portfolio	209,193	255,196	$114,863	60,462	30,640	$19,067
Treasury Portfolio	1,101,217	336,614	2,277,400	196,587	257,021	312,681
Government & Agency Portfolio	576,061	43,991	326,240	1,107,162	114,909	62,556
Government TaxAdvantage Portfolio	43,811	11,702	9,121	5,702	7,723	2
Tax-Free Cash Reserve Portfolio	88,001	7,820	31,913	127,245	13,172	6,195

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 28, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$337,804	$102,439	$85,512	$73,035	N/A	N/A
STIC Prime Portfolio	152,201	96,945	40,300	9,314	$9,022	N/A
Treasury Portfolio	736,415	122,599	575,794	29,409	64,627	N/A
Government & Agency Portfolio	394,380	16,223	90,031	166,984	30,225	N/A
Government TaxAdvantage Portfolio	43,813	4,255	2,280	852	1,931	N/A
Tax-Free Cash Reserve Portfolio	88,006	2,844	7,979	19,015	3,293	N/A

Certain	officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in these Funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$481,261,459	$648,274,846	$—
STIC Prime Portfolio	162,658,734	129,062,064	—
Tax-Free Cash Reserve Portfolio	690,334,620	502,395,213	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

During the six months ended February 28, 2013, the Funds in aggregate paid legal fees of $604 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	48,737,834,636	$48,737,834,636	89,348,642,488	$89,348,642,488
Private Investment Class	689,008,392	689,008,392	1,457,491,082	1,457,491,082
Personal Investment Class	159,398,478	159,398,478	394,000,581	394,000,581
Cash Management Class	2,595,279,687	2,595,279,687	4,943,022,425	4,943,022,425
Reserve Class	516,367,263	516,367,263	798,059,349	798,059,349
Resource Class	259,227,594	259,227,594	949,447,727	949,447,727
Corporate Class	7,622,756,885	7,622,756,885	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	4,867,153	4,867,153	7,977,164	7,977,164
Private Investment Class	11,177	11,177	28,241	28,241
Personal Investment Class	8,430	8,430	16,939	16,939
Cash Management Class	160,229	160,229	243,762	243,762
Reserve Class	11,243	11,243	20,656	20,656
Resource Class	11,980	11,980	31,545	31,545
Corporate Class	717,413	717,413	652,399	652,399

Reacquired:
Institutional Class	(47,268,766,449)	(47,268,766,449)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(696,121,599)	(696,121,599)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(154,289,417)	(154,289,417)	(399,067,455)	(399,067,455)
Cash Management	(2,742,217,460)	(2,742,217,460)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(506,948,485)	(506,948,485)	(791,081,211)	(791,081,211)
Resource Class	(306,390,064)	(306,390,064)	(985,470,234)	(985,470,234)
Corporate Class	(8,245,721,007)	(8,245,721,007)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	665,206,079	$665,206,079	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,332,465,079	$3,332,465,079	8,818,749,285	$8,818,749,285
Private Investment Class	518,419,454	518,419,454	1,646,112,321	1,646,112,321
Personal Investment Class	1,027,698,289	1,027,698,289	2,023,470,801	2,023,470,801
Cash Management Class	1,181,999,476	1,181,999,476	2,918,490,012	2,918,490,012
Reserve Class	21,488,367	21,488,367	59,987,205	59,987,205
Resource Class	53,598,056	53,598,056	120,292,226	120,292,226
Corporate Class	850,836,107	850,836,107	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	259,770	259,770	522,849	522,849
Private Investment Class	19,618	19,618	90,389	90,389
Personal Investment Class	19,536	19,536	44,770	44,770
Cash Management Class	35,712	35,712	157,787	157,787
Reserve Class	3,791	3,791	4,815	4,815
Resource Class	10,700	10,700	18,083	18,083
Corporate Class	49,603	49,603	73,178	73,178

Reacquired:
Institutional Class	(3,517,649,992)	(3,517,649,992)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(550,143,245)	(550,143,245)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(1,007,295,543)	(1,007,295,543)	(2,035,541,678)	(2,035,541,678)
Cash Management	(1,076,301,810)	(1,076,301,810)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(24,058,638)	(24,058,638)	(50,390,197)	(50,390,197)
Resource Class	(55,752,365)	(55,752,365)	(95,062,299)	(95,062,299)
Corporate Class	(640,130,239)	(640,130,239)	(962,480,637)	(962,480,637)
Net increase in share activity	115,571,726	$115,571,726	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	14,101,363,874	$14,101,363,874	25,684,885,613	$25,684,885,613
Private Investment Class	1,299,738,193	1,299,738,193	6,307,904,112	6,307,904,112
Personal Investment Class	577,262,761	577,262,761	1,107,149,443	1,107,149,443
Cash Management Class	16,551,438,036	16,551,438,036	36,590,448,616	36,590,448,616
Reserve Class	106,858,844	106,858,844	550,118,652	550,118,652
Resource Class	259,299,361	259,299,361	438,220,116	438,220,116
Corporate Class	8,164,230,364	8,164,230,364	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	614,469	614,469	692,335	692,335
Private Investment Class	33,505	33,505	45,128	45,128
Personal Investment Class	16,844	16,844	41,597	41,597
Cash Management Class	79,050	79,050	199,968	199,968
Reserve Class	5,448	5,448	21,779	21,779
Resource Class	15,896	15,896	30,503	30,503
Corporate Class	114,621	114,621	281,122	281,122

Reacquired:
Institutional Class	(12,700,594,936)	(12,700,594,936)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(1,263,351,730)	(1,263,351,730)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(553,325,727)	(553,325,727)	(1,165,573,472)	(1,165,573,472)
Cash Management	(15,759,251,958)	(15,759,251,958)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(77,360,312)	(77,360,312)	(673,594,924)	(673,594,924)
Resource Class	(209,574,266)	(209,574,266)	(455,395,216)	(455,395,216)
Corporate Class	(7,481,539,819)	(7,481,539,819)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	3,016,072,518	$3,016,072,518	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	24,827,489,547	$24,827,489,547	50,116,831,608	$50,116,831,608
Private Investment Class	735,469,777	735,469,777	1,978,700,678	1,978,700,678
Personal Investment Class	52,563,315	52,563,315	101,374,961	101,374,961
Cash Management Class	5,043,637,641	5,043,637,641	11,662,178,713	11,662,178,713
Reserve Class	292,307,613	292,307,613	638,520,807	638,520,807
Resource Class	552,425,741	552,425,741	1,474,848,113	1,474,848,113
Corporate Class	2,688,502,189	2,688,502,189	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	403,333	403,333	624,554	624,554
Private Investment Class	17,039	17,039	17,647	17,647
Personal Investment Class	77	77	109	109
Cash Management Class	90,893	90,893	125,442	125,442
Reserve Class	24,913	24,913	16,199	16,199
Resource Class	17,968	17,968	31,833	31,833
Corporate Class	29,521	29,521	103,232	103,232

Reacquired:
Institutional Class	(24,311,918,017)	(24,311,918,017)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(689,008,030)	(689,008,030)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(51,185,607)	(51,185,607)	(102,509,520)	(102,509,520)
Cash Management	(4,994,836,550)	(4,994,836,550)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(315,811,574)	(315,811,574)	(444,623,919)	(444,623,919)
Resource Class	(565,965,043)	(565,965,043)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(2,454,734,974)	(2,454,734,974)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	809,519,772	$809,519,772	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,829,926,211	$1,829,926,211	3,731,626,851	$3,731,626,851
Private Investment Class	112,110,441	112,110,441	253,690,624	253,690,624
Personal Investment Class	5,801,182	5,801,182	10,327,891	10,327,891
Cash Management Class	36,176,595	36,176,595	43,621,575	43,621,575
Reserve Class	172,454	172,454	3,860,999	3,860,999
Resource Class	1,924,738	1,924,738	17,935,727	17,935,727
Corporate Class	—	—	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	50,301	50,301	147,439	147,439
Private Investment Class	1,802	1,802	4,337	4,337
Cash Management Class	2,318	2,318	10,599	10,599
Reserve Class	145	145	645	645
Resource Class	1,102	1,102	3,478	3,478
Corporate Class	2	2	2,178	2,178

Reacquired:
Institutional Class	(1,321,210,610)	(1,321,210,610)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(126,027,690)	(126,027,690)	(262,904,394)	(262,904,394)
Personal Investment Class	(6,341,076)	(6,341,076)	(10,583,207)	(10,583,207)
Cash Management	(37,812,842)	(37,812,842)	(49,548,389)	(49,548,389)
Reserve Class	(218,483)	(218,483)	(3,384,191)	(3,384,191)
Resource Class	(7,317,064)	(7,317,064)	(23,103,519)	(23,103,519)
Corporate Class	—	—	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	487,239,526	$487,239,526	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	800,732,072	$800,732,072	1,171,103,042	$1,171,103,042
Private Investment Class	81,421,611	81,421,611	235,527,922	235,527,922
Personal Investment Class	1,213,976	1,213,976	5,675,300	5,675,300
Cash Management Class	76,566,366	76,566,366	338,249,957	338,249,957
Reserve Class	33,018,381	33,018,381	83,892,175	83,892,175
Resource Class	27,053,670	27,053,670	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	37,253	37,253	62,811	62,811
Private Investment Class	15,512	15,512	29,076	29,076
Personal Investment Class	365	365	822	822
Cash Management Class	15,941	15,941	46,142	46,142
Reserve Class	8,151	8,151	14,273	14,273
Resource Class	3,977	3,977	10,887	10,887
Corporate Class	7,291	7,291	20,706	20,706

Reacquired:
Institutional Class	(671,707,469)	(671,707,469)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(112,408,756)	(112,408,756)	(238,557,671)	(238,557,671)
Personal Investment Class	(1,236,854)	(1,236,854)	(7,144,084)	(7,144,084)
Cash Management	(69,412,026)	(69,412,026)	(368,149,130)	(368,149,130)
Reserve Class	(28,251,390)	(28,251,390)	(76,832,871)	(76,832,871)
Resource Class	(37,246,370)	(37,246,370)	(39,094,880)	(39,094,880)
Corporate Class	(50,915,191)	(50,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	128,945,084	$128,945,084	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/13	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$365,347	0.27	%(c)	0.67	%(c)	0.02	%(c)
Year ended 08/31/12	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	372,458	0.27		0.68		0.02
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	501,630	0.28		0.67		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	709,454	0.31		0.68		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.00	748,744	0.46		0.71		0.87
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.49	875,556	0.42		0.67		3.34
STIC Prime Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	128,128	0.11	(c)	0.69	(c)	0.10	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,750	0.15		0.70		0.05
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	267,621	0.22		0.69		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	306,984	0.25		0.69		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.64	429,979	0.42		0.73		0.68
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.32	700,843	0.42		0.68		3.16
Treasury Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	844,472	0.13	(c)	0.68	(c)	0.01	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	808,131	0.08		0.68		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	845,022	0.12		0.68		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	784,322	0.16		0.68		0.02
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	2,267,919	0.31		0.70		0.21
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.62	1,153,785	0.42		0.68		2.36
Government & Agency Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	428,442	0.14	(c)	0.64	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	382,019	0.10		0.63		0.03
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	549,857	0.15		0.63		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	558,000	0.21		0.63		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.46	781,264	0.39		0.65		0.35
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.12	504,696	0.42		0.64		2.98
Government TaxAdvantage Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	24,532	0.09	(c)	0.72	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	38,426	0.07		0.72		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	47,638	0.11		0.76		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	28,423	0.14		0.76		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.38	42,922	0.35		0.80		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.02	40,540	0.37		0.74		3.05
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	64,856	0.11	(c)	0.80	(c)	0.07	(c)
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	95,843	0.13		0.80		0.06
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	98,842	0.26		0.79		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	118,919	0.29		0.79		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.70	206,398	0.48		0.81		0.83
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.62	300,898	0.47	(d)	0.75	(d)	1.51	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.02	249,372	0.47		0.75		2.98

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $340,603, $153,463, $742,518, $397,648, $35,341 and $70,988 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/13)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.34	$1,023.46	$1.35	0.27%
STIC Prime Portfolio	1,000.00	1,000.30	0.69	1,024.10	0.70	0.14
Treasury Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Government & Agency Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.45	1,024.35	0.45	0.09
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.25	0.55	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2012, through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. The annualized expense ratio for STIC Prime Portfolio has been restated to reflect estimated ongoing expenses. The annualized expense ratio prior to restatement was 0.11%.
[3]	The actual expenses paid during the period prior to restatement were $0.55 for STIC Prime Portfolio.
[4]	The hypothetical expenses paid during the period prior to restatement were $0.55 for STIC Prime Portfolio.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-SAR-5 Invesco Distributors, Inc.

Semiannual Report to Shareholders ■ February 28, 2013

Reserve Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
37	Financial Statements
42	Notes to Financial Statements
54	Financial Highlights
55	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/13
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 – 49 days	35 days	64 days	$106.6 million
STIC Prime	10 – 23 days	13 days	14 days	13.8 million
Treasury	27 – 50 days	50 days	50 days	54.6 million
Government & Agency	28 – 49 days	41 days	66 days	240.8 million
Government TaxAdvantage	24 – 48 days	48 days	58 days	1.3 million
Tax-Free Cash Reserve	17 – 29 days	21 days	21 days	30.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

The period covered by this report continued to be characterized by accommodative central bank monetary policy. In September 2012, the US Federal Reserve (the Fed) announced a third round of quantitative easing which included open-ended purchases of $40 billion in mortgage-backed securities per month.[1] And to replace Operation Twist, which was set to expire at the end of December 2012, the Fed announced that it would begin purchasing $45 billion in Treasuries per month.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

At the end of December 2012, the Federal Deposit Insurance Corporation’s unlimited deposit insurance facility expired, meaning that deposits would no longer be insured above $250,000.[2] Earlier concerns that investors would move their uninsured cash balances from bank accounts into short-term instruments, driving rates lower, did not materialize. While money market funds experienced some inflows when unlimited deposit insurance expired, it appeared that the uncertainty of the fiscal cliff was responsible for driving investors to seek out the safety and stability of money market funds at year end.

Overall, moderate economic growth and low inflation in 2012 created a supportive environment for fixed income credit. The Fed has indicated its intention to maintain its accommodative policies until the unemployment rate falls below 6.5% or until inflation exceeds 2%, so it may keep its target policy rate low through 2015.1

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	US Federal Reserve
2	Federal Deposit Insurance Corporation

3                Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.30%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.00%
Atlantis One Funding Corp.(b)(c)	0.18%	03/08/13	$80,000	$79,997,200
Atlantis One Funding Corp.(b)(c)	0.21%	03/18/13	200,000	199,980,166
Atlantis One Funding Corp.(b)(c)	0.42%	03/18/13	75,000	74,985,125
Atlantis One Funding Corp.(b)(c)	0.46%	03/06/13	250,000	249,984,028
				604,946,519

Asset-Backed Securities–Consumer Receivables–3.71%
Barton Capital LLC(c)	0.35%	03/06/13	41,600	41,598,007
Old Line Funding, LLC(c)	0.21%	05/15/13	100,000	99,956,250
Old Line Funding, LLC(c)	0.22%	06/03/13	50,000	49,971,278
Old Line Funding, LLC(c)	0.32%	04/10/13	50,000	49,982,222
Old Line Funding, LLC(c)	0.32%	04/15/13	150,000	149,940,000
Salisbury Receivables Co., LLC(c)	0.20%	03/11/13	51,600	51,597,133
Salisbury Receivables Co., LLC(c)	0.22%	04/10/13	130,000	129,968,222
Thunder Bay Funding, LLC(c)	0.21%	06/05/13	50,000	49,972,000
Thunder Bay Funding, LLC(c)	0.22%	04/15/13	75,000	74,979,375
Thunder Bay Funding, LLC(c)	0.32%	04/15/13	50,000	49,980,000
				747,944,487

Asset-Backed Securities–Diversified Banks–2.35%
Collateralized Commercial Paper Co., LLC	0.38%	07/31/13	118,600	118,409,713
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	60,600	60,502,131
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,373,400
Collateralized Commercial Paper II Co., LLC(c)	0.35%	08/26/13	88,000	87,847,711
				474,132,955

Asset-Backed Securities–Fully Supported–1.19%
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.30%	07/16/13	25,000	24,971,458
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.33%	05/15/13	35,000	34,975,938
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.41%	04/04/13	179,700	179,630,416
				239,577,812

Asset-Backed Securities–Fully Supported Bank–6.96%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.18%	03/21/13	100,000	99,990,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.22%	03/19/13	50,022	50,016,498
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	132,000	131,974,187
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/08/13	138,000	137,967,953
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.23%	03/18/13	75,000	74,991,854
Concord Minutemen Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/05/13	200,000	199,993,111
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/07/13	100,000	99,994,833
Fairway Finance Co., LLC (CEP-Bank of Montreal)(b)(c)	0.20%	04/10/13	30,000	29,993,333
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/28/13	100,000	99,985,000
Legacy Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	145,000	144,982,519
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	0.22%	03/12/13	97,000	96,993,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.23%	03/18/13	$36,000	$35,996,090
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.19%	03/20/13	50,195	50,189,967
				1,403,064,950

Asset-Backed Securities–Multi-Purpose–1.96%
Jupiter Securitization Co. LLC(c)	0.27%	08/27/13	50,000	49,932,875
Jupiter Securitization Co. LLC(c)	0.23%	06/07/13	50,000	49,968,695
Mont Blanc Capital Corp.(b)(c)	0.29%	06/03/13	50,000	49,962,139
Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	04/08/13	66,300	66,287,403
Nieuw Amsterdam Receivables Corp.(b)(c)	0.25%	05/07/13	100,000	99,953,472
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	35,000	34,996,675
Regency Markets No. 1, LLC(b)(c)	0.18%	03/27/13	44,268	44,262,245
				395,363,504

Asset-Backed Securities–Securities–0.16%
Scaldis Capital Ltd./LLC(b)(c)	0.18%	03/13/13	33,000	32,998,020

Asset-Backed Securities–Trade Receivables–0.61%
Market Street Funding LLC(c)	0.19%	05/10/13	66,618	66,593,389
Market Street Funding LLC(c)	0.22%	03/12/13	57,000	56,996,168
				123,589,557

Consumer Finance–0.35%
Toyota Motor Credit Corp.(b)	0.23%	07/05/13	70,000	69,943,650

Diversified Banks–15.24%
Bank of China(b)	0.21%	05/22/13	120,000	119,942,600
Bank of Montreal(b)	0.30%	07/01/13	200,000	199,800,056
Bank of Nova Scotia(b)	0.24%	04/04/13	100,000	99,977,806
Bank of Nova Scotia(b)	0.24%	04/02/13	125,000	124,973,333
Barclays Collateralized Funding Note(b)(c)	0.50%	04/23/13	183,000	183,000,000
BNP Paribas Finance Inc.(b)	0.12%	03/01/13	3,100	3,100,000
Caisse de Depots et Consignations(b)(c)	0.25%	04/15/13	75,000	74,976,562
ING (US) Funding LLC(b)	0.28%	05/13/13	30,000	29,982,967
ING (US) Funding LLC(b)	0.29%	05/22/13	75,000	74,951,312
ING (US) Funding LLC(b)	0.29%	05/01/13	59,690	59,660,669
ING (US) Funding LLC(b)	0.30%	05/01/13	100,000	99,950,014
ING (US) Funding LLC(b)	0.30%	05/02/13	50,000	49,974,597
Mizuho Funding, LLC(b)(c)	0.19%	03/08/13	100,000	99,996,306
National Australia Funding Delaware Inc.(b)(c)	0.20%	04/02/13	100,000	99,982,667
Oversea-Chinese Banking Corp. Ltd.(b)	0.18%	04/08/13	21,000	20,996,010
Oversea-Chinese Banking Corp. Ltd.(b)	0.19%	05/03/13	100,000	99,966,750
Rabobank USA Financial Corp.(b)	0.28%	07/08/13	100,000	99,899,667
Rabobank USA Financial Corp.(b)	0.40%	03/21/13	200,000	199,955,555
Societe Generale North America, Inc.(b)	0.25%	04/01/13	100,000	99,978,472
Societe Generale North America, Inc.(b)	0.29%	04/02/13	225,000	224,942,000
Societe Generale North America, Inc.(b)	0.30%	03/04/13	175,000	174,995,698
Societe Generale North America, Inc.(b)	0.31%	03/04/13	350,000	349,991,104
Standard Chartered Bank(b)(c)	0.25%	04/09/13	260,000	259,929,583
Standard Chartered Bank(b)(c)	0.26%	03/01/13	100,000	100,000,000
Standard Chartered Bank(b)(c)	0.27%	06/05/13	121,000	120,912,880
				3,071,836,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–1.12%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.50%	02/11/14	$25,000	$24,879,514
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/06/13	50,000	49,929,944
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/07/13	50,000	49,929,222
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	11/05/13	50,000	49,820,167
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,991,111
				224,549,958

Pharmaceuticals–0.01%
Pfizer Inc.(c)	0.60%	03/01/13	1,000	1,000,000

Regional Banks–7.15%
Banque et Caisse d’Epargne de I’Etat(b)	0.23%	04/09/13	75,000	74,981,312
Banque et Caisse d’Epargne de I’Etat(b)	0.27%	03/01/13	70,000	70,000,000
HSBC USA Inc.(b)	0.24%	03/27/13	100,000	99,982,667
HSBC USA Inc.(b)	0.26%	03/28/13	75,000	74,985,375
HSBC USA Inc.(b)	0.30%	04/01/13	90,000	89,976,750
HSBC USA Inc.(b)	0.30%	04/05/13	50,000	49,985,417
HSBC USA Inc.(b)	0.30%	07/08/13	100,000	99,892,500
HSBC USA Inc.(b)	0.31%	07/12/13	19,000	18,978,240
HSBC USA Inc.(b)	0.32%	05/10/13	80,000	79,950,222
Macquarie Bank Ltd.(b)(c)	0.23%	05/29/13	50,000	49,971,569
Macquarie Bank Ltd.(b)(c)	0.23%	05/21/13	49,000	48,974,643
Mitsubishi UFJ Trust & Banking Corp.(b)	0.17%	03/01/13	78,000	78,000,000
Nationwide Building Society(b)(c)	0.30%	06/21/13	75,000	74,930,000
Nationwide Building Society(b)(c)	0.33%	07/15/13	50,000	49,937,667
Nordea North America Inc.(b)	0.23%	05/30/13	200,000	199,887,500
Nordea North America Inc.(b)	0.24%	05/22/13	100,000	99,946,472
Nordea North America Inc.(b)	0.24%	05/24/13	38,000	37,979,163
Svenska Handelsbanken, Inc.(b)(c)	0.21%	05/06/13	138,000	137,946,870
Swedbank A.B.(b)	0.14%	03/13/13	5,000	4,999,775
				1,441,306,142

Soft Drinks–2.00%
Coca-Cola Co.(c)	0.19%	07/02/13	100,000	99,935,083
Coca-Cola Co.(c)	0.21%	05/06/13	50,000	49,980,750
Coca-Cola Co.(c)	0.22%	05/06/13	67,500	67,472,775
Coca-Cola Co.(c)	0.24%	04/04/13	185,950	185,907,852
				403,296,460

Specialized Finance–1.49%
Kreditanstalt fur Wiederaufbau(b)(c)	0.20%	04/09/13	100,000	99,978,333
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/01/13	100,000	99,981,056
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/02/13	100,000	99,980,444
				299,939,833
Total Commercial Paper (Cost $9,533,490,455)				9,533,490,455

Certificates of Deposit–16.19%
Bank of Montreal(b)(d)	0.37%	03/12/14	200,000	200,000,000
Bank of Nova Scotia(b)	0.24%	04/03/13	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.30%	08/06/13	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.36%	03/28/14	120,100	120,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(b)(d)	0.37%	03/11/14	$100,000	$100,000,000
Barclays Bank PLC(b)(d)	0.35%	06/17/13	450,000	450,000,000
Citibank, N.A.	0.19%	03/18/13	209,000	209,000,000
Landesbank Hessen-Thurin(b)	0.33%	05/08/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(b)	0.19%	03/12/13	100,000	100,000,000
Nationwide Building Society (United Kingdom)(b)	0.28%	03/13/13	175,000	174,983,682
Norinchukin Bank (The)(b)	0.20%	03/07/13	300,000	300,000,000
Norinchukin Bank (The)(b)	0.20%	04/04/13	80,000	80,000,000
Rabobank Nederland(b)	0.26%	09/03/13	60,000	60,000,000
Rabobank Nederland(b)	0.40%	04/02/13	155,000	155,000,000
Royal Bank of Canada(b)(d)	0.36%	03/04/14	300,000	300,000,000
Svenska Handelsbanken A.B.(b)	0.22%	04/17/13	150,000	150,000,977
Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.16%	03/01/13	52,588	52,588,408
Toronto-Dominion Bank(b)	0.22%	08/13/13	60,600	60,600,000
Toronto-Dominion Bank(b)	0.23%	08/07/13	150,000	150,000,000
Toronto-Dominion Bank(b)	0.27%	05/20/13	115,000	115,000,000
Toronto-Dominion Bank(b)	0.32%	03/15/13	75,000	75,000,582
Total Certificates of Deposit (Cost $3,262,273,649)				3,262,273,649

Variable Rate Demand Notes–10.30%(e)
Credit Enhanced–10.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	06/01/29	850	850,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	10/01/33	7,465	7,465,000
Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	12/01/33	22,660	22,660,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.)(f)	0.12%	12/01/23	1,990	1,990,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago)(f)	0.11%	12/01/36	6,670	6,670,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.13%	02/01/31	8,535	8,535,000
Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(f)	0.17%	11/01/37	1,940	1,940,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/39	24,700	24,700,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/35	6,260	6,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	$1,850	$1,850,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	07/01/41	46,300	46,300,000
California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC)(b)(f)	0.08%	05/01/40	30,000	30,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	07/01/38	945	945,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.)(f)	0.09%	09/01/33	26,525	26,525,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,010	2,010,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/33	3,175	3,175,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/37	16,675	16,675,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/33	24,775	24,775,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	11/01/38	3,410	3,410,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/15	3,385	3,385,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.11%	03/01/34	8,400	8,400,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/39	6,865	6,865,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/30	28,080	28,080,000
Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(f)	0.16%	06/01/43	6,000	6,000,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.10%	06/15/25	7,040	7,040,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	09/01/36	3,645	3,645,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/36	9,800	9,800,000
Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/26	15,500	15,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	0.17%	11/01/30	1,765	1,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	$8,500	$8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.)(c)(f)	0.09%	07/01/24	12,260	12,260,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.11%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.13%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/01/24	1,000	1,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	03/01/30	39,800	39,800,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	12/01/34	7,010	7,010,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	13,385	13,385,000
Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	02/01/35	2,385	2,385,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.10%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/31	3,880	3,879,954
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.12%	07/01/33	12,740	12,740,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/21	15,500	15,500,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/23	4,965	4,965,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(b)(f)	0.12%	01/01/18	5,345	5,345,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/19	12,035	12,035,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/27	10,000	10,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	11/01/25	4,600	4,600,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	06/01/24	25,000	25,000,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.)(f)	0.12%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.)(c)(f)	0.13%	10/01/17	2,200	2,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.)(f)	0.13%	09/01/24	1,100	1,100,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/35	5,060	5,060,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/29	$3,100	$3,100,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(f)	0.20%	06/01/17	1,129	1,129,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/39	7,500	7,500,000
Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/32	17,600	17,600,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/15	450	450,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(f)	0.41%	11/01/24	100	100,000
Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.)(f)	0.10%	01/01/26	4,600	4,600,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	08/15/25	7,237	7,237,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(f)	0.12%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.)(f)	0.11%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.16%	05/01/42	2,570	2,570,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.12%	08/01/21	13,790	13,790,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.)(f)	0.11%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,360	18,360,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	11/01/37	5,700	5,700,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,970	3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	03/01/31	3,200	3,200,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/33	7,000	7,000,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.)(c)(f)	0.16%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	03/01/38	15,575	15,575,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.)(f)	0.12%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.)(f)	0.13%	11/01/14	3,400	3,400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	4,125	4,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.10%	04/15/30	$8,120	$8,120,000
Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	01/01/32	6,625	6,625,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,000	2,000,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,700	2,700,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/28	1,995	1,995,000
Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/46	26,400	26,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	0.19%	03/01/39	6,210	6,210,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	12/01/26	5,575	5,575,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/38	14,341	14,341,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	10/15/42	20,885	20,885,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.15%	11/15/39	8,000	8,000,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	01/01/25	1,920	1,920,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.)(b)(f)	0.11%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	4,300	4,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/01/33	13,400	13,400,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.)(b)(c)(f)	0.11%	05/01/41	2,800	2,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.11%	08/15/31	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(b)(f)	0.13%	07/01/38	$14,815	$14,815,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/36	7,575	7,574,652
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	425	424,804
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	07/01/38	3,650	3,650,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.)(b)(f)	0.11%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(f)	0.10%	12/01/29	20,410	20,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	04/01/32	14,200	14,200,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/36	1,925	1,925,000
North Carolina (State of) Capital Facilities Finance Agency (Saint Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.13%	09/01/27	4,405	4,405,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/27	3,120	3,120,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/29	2,160	2,160,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/17	6,820	6,820,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/28	900	900,000
Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	09/01/34	27,820	27,820,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	11/01/35	2,045	2,045,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	12/01/27	8,485	8,485,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.25%	12/01/27	1,760	1,760,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago)(f)	0.12%	09/01/36	3,770	3,770,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	7,400	7,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal)(b)(f)	0.10%	07/01/40	$18,500	$18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(f)	0.11%	07/01/32	4,135	4,135,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.)(f)	0.14%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.)(f)	0.17%	08/01/35	1,200	1,200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.)(c)(f)	0.13%	05/01/20	2,450	2,450,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(b)(f)	0.11%	12/01/38	53,175	53,175,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.)(f)	0.09%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.10%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.14%	09/01/32	4,575	4,575,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/01/27	1,625	1,625,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	0.25%	07/01/40	2,365	2,365,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	10/01/33	7,675	7,675,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	11/01/25	5,300	5,300,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/26	4,385	4,385,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.)(f)	0.10%	05/01/19	1,880	1,880,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.11%	11/15/35	7,565	7,564,954
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	11/01/32	33,235	33,235,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	03/01/28	4,802	4,802,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	5,600	5,600,000
St. James (Parish of), Lousiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/38	9,700	9,700,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.)(c)(f)	0.25%	10/01/21	6,120	6,120,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/15/43	11,720	11,720,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	$4,970	$4,970,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.)(f)	0.10%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.12%	07/01/41	12,525	12,525,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.13%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/15/22	4,625	4,625,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(c)(f)	0.20%	07/01/26	1,610	1,610,000
Utah (State of) Associated Municipal Power Systems (Horse Butle Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal)(b)(f)	0.11%	09/01/32	9,000	9,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	12/01/31	3,985	3,985,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	09/01/38	15,700	15,700,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	750	750,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.10%	07/01/39	10,480	10,480,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/18	10,000	10,000,000
Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.12%	10/01/30	18,840	18,840,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.13%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.11%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.14%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.14%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.13%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(f)	0.10%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.13%	05/01/28	3,795	3,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/43	$15,000	$15,000,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	2,780	2,780,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/38	3,715	3,715,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/15/34	44,100	44,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,800	9,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	06/01/39	9,190	9,190,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.21%	06/01/25	1,740	1,740,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC-Bank of Montreal)(b)(f)	0.10%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/36	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	12/01/33	26,000	26,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.13%	08/01/30	5,700	5,700,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	05/01/30	500	500,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.)(f)	0.20%	05/01/33	800	800,000
Total Variable Rate Demand Notes (Cost $2,074,718,364)				2,074,718,364

Other Bonds & Notes–5.98%
American Honda Finance Corp., Unsec. Notes(b)(c)(d)	0.33%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Global Notes	2.10%	01/07/14	5,000	5,067,454
JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.37%	06/07/13	200,000	200,000,000
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	02/28/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(b)(d)	0.75%	11/01/13	75,000	75,242,664
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(d)	0.34%	03/18/14	200,000	200,000,000
Unsec. Medium-Term Notes(d)	0.36%	03/20/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.39%	03/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,205,310,118)				1,205,310,118
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.77% (Cost $16,075,792,586)				16,075,792,586

			Repurchase Amount
Repurchase Agreements–20.78%(g)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	400,001,778	400,000,000
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(h)	0.15%	05/02/13	150,054,375	150,000,000
Bank of Montreal, Term agreement dated 01/07/13, maturing value $200,060,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,062,822; 2.35%-6.00%, 12/01/22-11/20/42)(h)	0.18%	03/08/13	200,060,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Joint term agreement dated 01/07/13, aggregate maturing value $300,066,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 2.17%-5.00%, 09/01/26-11/01/42)(h)	0.17%	04/08/13	$225,049,937	$225,000,000
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations valued at $52,500,000; 1.36%-6.88%, 04/14/14-05/15/35)(b)(i)	0.26%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.39%-5.73%, 12/01/18-09/01/44)	0.18%	03/01/13	500,002,500	500,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Mortgage-Backed securities & other instruments valued at $333,900,049; 0%-16.77%, 09/25/17-12/25/59)(b)(i)	0.41%	—	—	318,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	208,161,056	208,160,015
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $306,772,643 (collateralized by Mortgage-backed securities & other instruments valued at $334,706,528; 0%-9.38%, 02/15/22-08/15/56)	0.61%	04/04/13	306,772,643	305,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value $368,349,191 (collateralized by Mortgage-backed securities & other instruments valued at $404,747,974; 0%-7.00%, 03/25/16-12/12/49)(h)	0.56%	04/29/13	368,349,191	368,000,000
RBC Capital Markets Corp., Joint term agreement dated 01/11/13, aggregate maturing value $400,093,333 (collateralized by U.S. Government sponsored agency obligations valued at $409,105,293; 2.26%-4.50%, 06/01/36-02/01/43)(h)	0.14%	03/12/13	300,070,000	300,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value $250,052,500 (collateralized by Corporate obligations valued at $262,500,001; 0%-11.00%, 03/31/13-12/31/99)(b)(h)	0.27%	03/27/13	250,052,500	250,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	392,001,960	392,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.25%-4.25%, 11/15/14-02/15/23)	0.17%	03/01/13	100,000,472	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	325,001,444	325,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 1.56%-6.50%, 12/01/19-03/01/43)	0.18%	03/01/13	97,356,825	97,356,338
Total Repurchase Agreements (Cost $4,188,516,353)				4,188,516,353
TOTAL INVESTMENTS(j)(k)–100.55% (Cost $20,264,308,939)				20,264,308,939
OTHER ASSETS LESS LIABILITIES–(0.55)%				(110,811,721)
NET ASSETS–100.00%				$20,153,497,218

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.3%; Canada: 12.2%; Netherlands: 8.2%; Japan: 5.6%; France: 5.2%; other countries less than 5% each: 12.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $6,398,946,558, which represented 31.75% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
JPMorgan Chase Bank, N.A.	5.0%

Portfolio Composition by Maturity

In days, as of 2/28/13

1–7	39.3%
8–30	11.4
31–60	20.2
61–90	8.3
91–180	10.6
181+	10.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–52.96%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.58%
Atlantis One Funding Corp.(b)(c)	0.20%	03/01/13	$147,000	$147,000,000

Asset-Backed Securities–Fully Supported Bank–16.94%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.16%	03/01/13	100,000	100,000,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.19%	03/01/13	50,000	50,000,000
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	20,000	19,996,089
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/16/13	92,000	91,974,138
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.19%	03/13/13	38,000	37,997,593
Gemini Securitization Corp., LLC (CEP-Deutsche Bank AG)(b)(c)	0.24%	03/15/13	25,000	24,997,667
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/11/13	100,000	99,977,222
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	20,000	19,997,589
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.22%	03/25/13	20,000	19,997,067
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/19/13	50,000	49,986,389
Working Capital Management LP (CEP-Mizuho Corporate Bank, Ltd.)(b)(c)	0.24%	03/05/13	29,200	29,199,221
				544,122,975

Asset-Backed Securities–Multi-Purpose–9.81%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.16%	03/06/13	65,000	64,998,556
Nieuw Amsterdam Receivables Corp.(b)(c)	0.17%	04/02/13	50,000	49,992,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/04/13	50,000	49,999,208
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	150,000	149,985,750
				314,975,958

Diversified Banks–17.65%
Caisse de Depots et Consignations(b)(c)	0.19%	03/04/13	20,000	19,999,683
Caisse de Depots et Consignations(b)(c)	0.19%	03/05/13	100,000	99,997,889
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/08/13	100,000	99,996,500
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/11/13	47,000	46,997,650
Societe Generale North America, Inc.(c)	0.25%	04/12/13	150,000	149,957,125
Sumitomo Mitsui Banking Corp.(b)(c)	0.19%	03/04/13	150,000	149,997,625
				566,946,472

Diversified Capital Markets–2.07%
Deutsche Bank Financial LLC(c)	0.20%	04/09/13	66,500	66,485,592

Regional Banks–1.91%
ANZ National (Int’l) Ltd.(b)(c)	0.15%	03/13/13	19,500	19,499,025
Commonwealth Bank of Australia(b)(c)	0.16%	03/15/13	41,816	41,813,398
				61,312,423
Total Commercial Paper (Cost $1,700,843,420)				1,700,843,420

Certificates of Deposit–14.54%
Bank of Montreal(c)	0.18%	03/11/13	130,000	130,000,000
Citibank, N.A.	0.19%	03/18/13	30,000	30,000,000
Mizuho Corporate Bank, Ltd.(c)	0.21%	03/01/13	120,000	120,000,000
Norinchukin Bank (The)(c)	0.17%	03/06/13	62,000	62,000,000
Norinchukin Bank (The)(c)	0.20%	04/05/13	55,000	55,000,000
Swedbank AB(c)	0.18%	03/14/13	70,000	70,000,000
Total Certificates of Deposit (Cost $467,000,000)				467,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–12.30%(d)
Credit Enhanced–12.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(e)	0.20%	06/01/29	$2,500	$2,500,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.)(b)(e)	0.13%	10/01/25	3,490	3,490,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(e)	0.12%	11/01/40	6,700	6,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.09%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(e)	0.11%	03/01/34	2,000	2,000,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	31,500	31,500,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(e)	0.11%	12/01/28	5,655	5,655,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(e)	0.12%	01/01/18	7,370	7,370,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(e)	0.11%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	08/01/28	12,175	12,175,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	08/15/25	3,000	3,000,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.10%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(e)	0.09%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/30	19,670	19,670,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/38	17,985	17,985,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/35	5,590	5,590,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(c)(e)	0.13%	07/01/38	13,055	13,055,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	3,695	3,695,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/18	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.)(e)	0.10%	04/01/32	$5,600	$5,600,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(e)	0.11%	04/01/32	2,345	2,345,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.13%	09/01/27	2,935	2,935,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/23	5,970	5,970,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.)(e)	0.13%	05/01/34	3,000	3,000,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(c)(e)	0.11%	12/01/38	20,750	20,750,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce)(c)(e)	0.11%	03/01/36	11,000	11,000,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	11/01/25	3,100	3,100,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/33	17,855	17,855,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	06/01/30	11,100	11,100,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/35	5,680	5,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	7,000	7,000,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	03/01/36	5,900	5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	05/01/30	2,500	2,500,000
Total Variable Rate Demand Notes (Cost $395,130,000)				395,130,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.80% (Cost $2,562,973,420)				2,562,973,420

			Repurchase Amount

Repurchase Agreements–20.20%(f)
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value of $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(g)	0.15%	05/02/13	25,009,062	25,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Asset-backed securities valued at $52,500,571; 0.54%-0.91%, 04/12/39-09/07/41)(c)(h)	0.41%	—	—	50,000,000
HSBC Securities (USA) Inc., Joint agreement dated 02/28/13, aggregate maturing value of $600,003,167 (collateralized by U.S. Government sponsored agency obligations valued at $612,003,894; 2.50%-6.50%, 04/01/17-03/01/43)	0.19%	03/01/13	150,000,792	150,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $45,261,538 (collateralized by Asset-backed securities & other instruments valued at $48,763,229; 0%-13.63%, 03/31/16-04/15/47)	0.61%	04/04/13	45,261,538	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value of $55,052,189 (collateralized by Asset-backed securities & other instruments valued at $60,184,305; 0%-8.50%, 10/08/14-04/15/47)(g)	0.56%	04/29/13	55,052,189	55,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.50%-3.50%, 05/01/42-01/01/43)	0.17%	03/01/13	$23,586,611	$23,586,500
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 3.50%-4.00%, 01/01/42-05/01/42)	0.18%	03/01/13	150,000,750	150,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value of $100,004,472 (collateralized by Municipal obligations & other instruments valued at $105,000,001; 0%-6.35%, 07/29/13-07/01/57)(c)(g)	0.23%	03/06/13	100,004,472	100,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	50,000,250	50,000,000
Total Repurchase Agreements (Cost $648,586,500)				648,586,500
TOTAL INVESTMENTS(i)(j)–100.00% (Cost $3,211,559,920)				3,211,559,920
OTHER ASSETS LESS LIABILITIES–0.00%				67,021
NET ASSETS–100.00%				$3,211,626,941
Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing

PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $1,340,896,553, which represented 41.75% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 17.6%; United Kingdom: 11.2%; Netherlands: 9.7%; France: 9.0%; Canada: 7.5%; other countries less than 5% each: 17.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Entity	Percentage
Lloyds TSB Bank PLC	5.1%

Portfolio Composition by Maturity

In days, as of 2/28/13

1-7	57.4%
8-30	21.5
31-60	21.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–49.68%
U.S. Treasury Bills–42.41%(a)
U.S. Treasury Bills	0.07%	04/04/13	$150,000	$149,990,083
U.S. Treasury Bills	0.14%	04/04/13	200,000	199,973,867
U.S. Treasury Bills	0.15%	04/11/13	245,000	244,959,262
U.S. Treasury Bills	0.10%	04/18/13	400,000	399,949,333
U.S. Treasury Bills	0.15%	04/18/13	250,000	249,950,834
U.S. Treasury Bills	0.07%	04/25/13	300,000	299,967,917
U.S. Treasury Bills	0.13%	04/25/13	300,000	299,940,417
U.S. Treasury Bills	0.15%	04/25/13	250,000	249,944,236
U.S. Treasury Bills	0.09%	05/02/13	340,000	339,950,228
U.S. Treasury Bills	0.15%	05/02/13	245,000	244,935,864
U.S. Treasury Bills	0.07%	05/09/13	350,000	349,953,042
U.S. Treasury Bills	0.14%	05/09/13	250,000	249,931,479
U.S. Treasury Bills	0.08%	05/16/13	400,000	399,930,333
U.S. Treasury Bills	0.11%	05/16/13	100,000	99,977,834
U.S. Treasury Bills	0.12%	05/23/13	500,000	499,861,667
U.S. Treasury Bills	0.14%	05/23/13	150,000	149,952,621
U.S. Treasury Bills	0.13%	05/30/13	400,000	399,874,000
U.S. Treasury Bills	0.14%	05/30/13	290,000	289,896,325
U.S. Treasury Bills	0.11%	07/05/13	250,000	249,903,750
U.S. Treasury Bills	0.10%	07/11/13	300,000	299,888,900
U.S. Treasury Bills	0.11%	07/18/13	300,000	299,878,375
U.S. Treasury Bills	0.10%	07/25/13	300,000	299,878,333
U.S. Treasury Bills	0.11%	07/25/13	250,000	249,892,528
U.S. Treasury Bills	0.11%	08/01/13	300,000	299,866,125
U.S. Treasury Bills	0.11%	08/08/13	300,000	299,852,000
U.S. Treasury Bills	0.12%	08/15/13	300,000	299,839,958
U.S. Treasury Bills	0.13%	08/29/13	300,000	299,802,408
				7,717,741,719

U.S. Treasury Notes–7.27%
U.S. Treasury Notes	1.75%	04/15/13	320,000	320,630,776
U.S. Treasury Notes	1.38%	05/15/13	500,000	501,285,141
U.S. Treasury Notes	0.75%	08/15/13	250,000	250,698,940
U.S. Treasury Notes	0.25%	10/31/13	250,000	250,137,402
				1,322,752,259
Total U.S. Treasury Securities (Cost $9,040,493,978)				9,040,493,978
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.68% (Cost $9,040,493,978)				9,040,493,978

			Repurchase Amount
Repurchase Agreements–50.31%(b)
Bank of Montreal, Term agreement dated 02/14/13, maturing value of $500,093,194 (collateralized by U.S. Treasury obligations valued at $510,000,106; 0.63%-2.75%, 03/31/14-11/30/17)(c)	0.11%	04/16/13	500,093,194	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 02/27/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.63%-1.50%, 07/31/16-02/28/18)(c)	0.10%	04/29/13	$250,042,361	$250,000,000
Barclays Capital Inc., Agreement dated 02/28/13, maturing value of $285,001,267 (collateralized by U.S. Treasury obligation valued at $290,700,063; 0.25%, 06/30/14)	0.16%	03/01/13	285,001,267	285,000,000
Barclays Capital Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,016; 0.25%-3.13%, 08/31/13-11/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/13, maturing value of $280,001,244 (collateralized by U.S. Treasury obligations valued at $285,600,084; 0.88%-2.25%, 04/30/17-07/31/18)	0.16%	03/01/13	280,001,244	280,000,000
BNP Paribas Securities Corp., Term agreement dated 01/28/13, maturing value of $500,103,889 (collateralized by U.S. Treasury obligations valued at $510,000,080; 1.25%-1.88%, 07/15/19-07/15/20)	0.11%	04/29/13	500,103,889	500,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,062; 1.25%-3.88%, 07/15/20-04/15/29)	0.10%	04/15/13	500,075,000	500,000,000
CIBC World Markets Corp., Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,002,142; 0.25%-5.38%, 03/15/14-02/15/43)	0.16%	03/01/13	200,000,889	200,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-6.38%, 04/30/14-08/15/42)	0.16%	03/01/13	500,002,222	500,000,000
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-7.13%, 05/31/13-02/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,034; 0.25%-4.25%, 05/15/13-09/15/15)	0.16%	03/01/13	500,002,222	500,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 02/28/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,479; 0%, 11/15/37-05/15/40)	0.16%	03/01/13	100,000,444	100,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	43,991,812	43,991,592
Deutsche Bank Securities Inc., Term agreement dated 01/07/13, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0.38%-6.38%, 08/31/13-04/15/32)(c)	0.15%	04/08/13	500,189,583	500,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,199; 0.13%-2.00%, 07/31/17-02/15/23)	0.16%	03/01/13	500,002,222	500,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $200,000,778 (collateralized by U.S. Treasury obligation valued at $204,000,045; 0.63%, 02/15/43)	0.14%	03/01/13	200,000,778	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $31,816,483 (collateralized by U.S. Treasury obligation valued at $32,452,747; 0%, 08/22/13)	0.14%	03/01/13	31,816,483	31,816,359
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/07/13, maturing value of $500,175,000 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.25%-2.50%, 03/31/14-07/15/16)(c)	0.14%	05/08/13	500,175,000	500,000,000
Morgan Stanley, Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,029; 1.25%, 03/15/14)	0.16%	03/01/13	200,000,089	200,000,000
RBC Capital Markets Corp., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.25%-4.13%, 02/15/14-08/15/22)	0.16%	03/01/13	500,002,222	500,000,000
RBC Capital Markets Corp., Term agreement dated 02/13/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,060; 0%-4.50%, 04/15/13-04/15/29)(c)	0.10%	04/15/13	250,042,361	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBS Securities Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,433; 1.25%-2.00%, 04/15/14-07/15/20)	0.16%	03/01/13	$500,002,222	$500,000,000
RBS Securities Inc., Term agreement dated 01/31/13, maturing value of $300,082,500 (collateralized by U.S. Treasury obligations valued at $306,004,182; 0.13%-2.00%, 01/15/14-01/15/22)(c)	0.11%	05/01/13	300,082,500	300,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $480,002,133 (collateralized by U.S. Treasury obligations valued at $489,600,030; 0.13%-3.88%, 04/15/15-04/15/29)	0.16%	03/01/13	415,001,844	415,000,000
Societe Generale, Term agreement dated 02/26/13, maturing value of $500,007,778 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0.13%-2.50%, 01/15/14-01/15/29)(c)	0.08%	03/05/13	500,007,778	500,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	100,000,444	100,000,000
Total Repurchase Agreements (Cost $9,155,807,951)				9,155,807,951
TOTAL INVESTMENTS(d)–99.99% (Cost $18,196,301,929)				18,196,301,929
OTHER ASSETS LESS LIABILITIES–0.01%				2,411,244
NET ASSETS–100.00%				$18,198,713,173

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	50.3%
8–30	0.0
31–60	13.3
61–90	15.6
91–180	17.8
181+	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–54.43%
Federal Farm Credit Bank (FFCB)–5.39%
Bonds(a)	0.20%	04/02/13	$50,000	$50,000,000
Bonds(a)	0.18%	03/08/13	50,000	49,999,805
Bonds(a)	0.30%	05/03/13	20,000	20,003,157
Unsec. Bonds(a)	0.20%	07/02/13	54,000	54,005,841
Unsec. Bonds(a)	0.18%	01/14/14	25,000	24,997,793
Unsec. Notes(a)	0.13%	07/24/13	80,000	80,000,000
Unsec. Notes(a)	0.15%	01/14/14	75,000	74,993,249
				353,999,845

Federal Home Loan Bank (FHLB)–27.46%
Unsec. Bonds(a)	0.06%	04/09/13	60,000	60,000,000
Unsec. Bonds(a)	0.14%	04/18/13	65,000	65,000,000
Unsec. Bonds	0.23%	04/22/13	50,000	50,004,935
Unsec. Bonds(a)	0.16%	04/25/13	65,000	64,999,034
Unsec. Bonds	0.25%	07/17/13	50,000	49,999,376
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,472
Unsec. Bonds (a)	0.16%	02/05/14	75,000	75,000,000
Unsec. Disc. Notes(b)	0.16%	04/05/13	50,000	49,992,465
Unsec. Disc. Notes (b)	0.11%	04/05/13	50,000	49,994,896
Unsec. Disc. Notes(b)	0.16%	04/12/13	50,000	49,990,958
Unsec. Disc. Notes(b)	0.17%	04/17/13	50,000	49,988,903
Unsec. Disc. Notes(b)	0.17%	04/19/13	50,000	49,988,430
Unsec. Disc. Notes(b)	0.09%	04/24/13	75,000	74,990,437
Unsec. Disc. Notes(b)	0.13%	04/26/13	65,000	64,987,361
Unsec. Disc. Notes(b)	0.16%	05/08/13	50,000	49,984,889
Unsec. Disc. Notes(b)	0.13%	05/22/13	50,000	49,984,853
Unsec. Disc. Notes(b)	0.16%	05/24/13	100,000	99,962,667
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,979,975
Unsec. Disc. Notes(b)	0.11%	07/19/13	50,000	49,978,611
Unsec. Global Bonds	0.11%	07/17/13	50,000	49,995,783
Unsec. Global Bonds (a)	0.14%	07/25/13	80,000	80,000,000
Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,996,778
Unsec. Global Bonds	0.12%	08/13/13	50,000	49,990,670
Unsec. Global Bonds(a)	0.21%	04/04/14	80,000	79,986,683
Unsec. Global Notes(a)	0.16%	04/25/13	75,000	75,001,058
Unsec. Global Notes(a)	0.15%	05/28/13	75,000	74,998,739
Unsec. Global Notes(a)	0.17%	06/04/13	75,000	74,998,030
Unsec. Global Notes (a)	0.16%	02/28/14	60,000	59,991,171
Unsec. Notes(a)	0.14%	09/10/13	75,000	74,983,846
				1,804,770,020

Federal Home Loan Mortgage Corp. (FHLMC)–7.35%
Unsec. Disc. Notes(b)	0.16%	04/01/13	75,000	74,989,667
Unsec. Disc. Notes(b)	0.15%	04/08/13	50,000	49,991,872
Unsec. Disc. Notes(b)	0.13%	04/16/13	58,150	58,140,712
Unsec. Disc. Notes(b)	0.16%	04/18/13	50,000	49,989,334
Unsec. Disc. Notes(b)	0.16%	04/24/13	50,000	49,988,000
Unsec. Disc. Notes(b)	0.10%	05/06/13	50,000	49,991,292
Unsec. Disc. Notes(b)	0.10%	05/14/13	50,000	49,989,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(b)	0.14%	07/09/13	$50,000	$49,974,722
Unsec. Disc. Notes(b)	0.11%	07/15/13	50,000	49,979,222
				483,034,543

Federal National Mortgage Association (FNMA)–13.47%
Unsec. Disc. Notes(b)	0.15%	03/20/13	70,000	69,994,458
Unsec. Disc. Notes(b)	0.12%	04/17/13	100,000	99,984,333
Unsec. Disc. Notes(b)	0.17%	04/24/13	50,000	49,987,625
Unsec. Disc. Notes(b)	0.17%	05/08/13	50,000	49,983,945
Unsec. Disc. Notes(b)	0.16%	05/22/13	50,000	49,981,778
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,980,222
Unsec. Disc. Notes(b)	0.10%	06/03/13	50,000	49,986,945
Unsec. Disc. Notes(b)	0.13%	06/10/13	50,000	49,981,483
Unsec. Disc. Notes(b)	0.10%	06/10/13	50,000	49,985,973
Unsec. Disc. Notes(b)	0.11%	07/01/13	60,000	59,977,633
Unsec. Disc. Notes(b)	0.14%	07/02/13	50,000	49,976,083
Unsec. Disc. Notes(b)	0.11%	07/17/13	50,000	49,978,917
Unsec. Disc. Notes(b)	0.11%	07/22/13	50,000	49,978,153
Unsec. Disc. Notes(b)	0.11%	07/25/13	55,000	54,975,464
Unsec. Disc. Notes(b)	0.15%	09/03/13	50,000	49,961,250
Unsec. Global Notes	1.75%	05/07/13	50,000	50,145,873
				884,860,135

Overseas Private Investment Corp. (OPIC)–0.76%
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	50,000	50,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,576,664,543)				3,576,664,543

U.S. Treasury Securities–4.64%
U.S. Treasury Bills–4.64%(b)
U.S. Treasury Bills	0.14%	04/04/13	75,000	74,990,083
U.S. Treasury Bills	0.13%	04/25/13	75,000	74,985,104
U.S. Treasury Bills	0.07%	05/09/13	50,000	49,993,292
U.S. Treasury Bills	0.11%	07/25/13	50,000	49,978,708
U.S. Treasury Bills	0.11%	08/01/13	55,000	54,975,223
Total U.S. Treasury Securities (Cost $304,922,410)				304,922,410
TOTAL INVESTMENTS (excluding Repurchase Agreements)–59.07% (Cost $3,881,586,953)				3,881,586,953

			Repurchase Amount
Repurchase Agreements–40.94%(d)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	100,000,444	100,000,000
Bank of Montreal, Joint term agreement dated 02/25/13, aggregate maturing value of $300,060,000 (collateralized by U.S. Treasury obligations valued at $306,000,064; 0.25%-3.13%, 02/28/14-02/15/43)(e)	0.12%	04/26/13	250,050,000	250,000,000
BMO Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,962; 0%-0.3%, 05/16/13-03/26/15)	0.17%	03/01/13	35,001,165	35,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $250,037,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,207; 0.45%-3.30%, 12/28/15-08/08/35)(e)	0.10%	04/15/13	250,037,500	250,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/13, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,217; 0%-7.10%, 03/20/13-04/01/56)	0.18%	03/01/13	185,000,925	185,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $250,004,861 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,850; 0%-6.63%, 03/08/13-04/01/56)(e)	0.10%	03/06/13	$250,004,861	$250,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $250,001,181 (collateralized by U.S. Treasury obligation valued at $255,000,003; 2%, 01/15/14)	0.17%	03/01/13	250,001,181	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	74,463,053	74,462,681
Deutsche Bank Securities Inc., Joint term agreement dated 01/07/13, aggregate maturing value of $350,141,556 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,353; 0%-6.75%, 03/08/13-06/12/37)(e)	0.16%	04/08/13	275,111,222	275,000,000
Goldman, Sachs & Co., Agreement dated 02/28/13, maturing value $300,001,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,167; 0%-3.00%, 05/20/13-01/18/28)	0.18%	03/01/13	300,001,500	300,000,000
RBS Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,003,201; 0%-9.38%, 07/15/13-04/15/30)	0.17%	03/01/13	330,001,558	330,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligation valued at $102,000,608; 0%, 01/15/21)	0.17%	03/01/13	15,384,776	15,384,703
Societe Generale, Term agreement dated 02/26/13, maturing value of $300,005,250 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,430; 0%-6.25%, 03/21/13-07/15/37)(e)	0.09%	03/05/13	300,005,250	300,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	75,000,333	75,000,000
Total Repurchase Agreements (Cost $2,689,847,384)				2,689,847,384
TOTAL INVESTMENTS(f)–100.01% (Cost $6,571,434,337)				6,571,434,337
OTHER ASSETS LESS LIABILITIES -(0.01)%				(545,134)
NET ASSETS–100.00%				$6,570,889,203

Investment Abbreviations:

COP	— Certificates of Participation
Disc.	— Discounted
Gtd.	— Guaranteed

Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	41.7%
8–30	1.8
31–60	20.4
61–90	10.6
91–180	18.1
181+	7.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–69.77%
Federal Farm Credit Bank (FFCB)–14.94%
Bonds(a)	0.18%	03/08/13	$10,000	$9,999,961
Bonds(a)	0.30%	04/11/13	15,000	15,001,702
Bonds(a)	0.18%	06/04/13	14,400	14,399,429
Disc. Notes(b)	0.01%	03/01/13	25,000	25,000,000
Disc. Notes(b)	0.05%	03/11/13	18,000	17,999,750
Disc. Notes(b)	0.10%	05/20/13	15,000	14,996,667
Disc. Notes(b)	0.10%	07/18/13	15,000	14,994,208
Sr. Unsec. Notes(a)	0.17%	04/17/13	18,300	18,301,273
Unsec. Notes(a)	0.18%	08/26/13	15,000	15,000,000
Unsec. Notes(a)	0.15%	01/14/14	5,000	4,999,550
				150,692,540

Federal Home Loan Bank (FHLB)–52.35%
Unsec. Bonds(a)	0.06%	04/09/13	15,000	15,000,000
Unsec. Bonds(a)	0.14%	04/18/13	15,000	15,000,000
Unsec. Bonds	0.23%	04/22/13	12,000	12,001,184
Unsec. Bonds(a)	0.16%	04/25/13	10,000	9,999,851
Unsec. Disc. Notes(b)	0.00%	03/01/13	17,359	17,359,000
Unsec. Disc. Notes(b)	0.06%	03/08/13	5,995	5,994,936
Unsec. Disc. Notes(b)	0.09%	03/13/13	30,000	29,999,100
Unsec. Disc. Notes(b)	0.07%	03/15/13	16,500	16,499,583
Unsec. Disc. Notes(b)	0.10%	03/15/13	25,000	24,999,028
Unsec. Disc. Notes(b)	0.11%	03/15/13	24,592	24,590,948
Unsec. Disc. Notes(b)	0.12%	03/20/13	25,000	24,998,417
Unsec. Disc. Notes(b)	0.12%	03/27/13	25,000	24,997,833
Unsec. Disc. Notes(b)	0.07%	04/03/13	20,000	19,998,717
Unsec. Disc. Notes(b)	0.11%	04/05/13	11,600	11,598,759
Unsec. Disc. Notes(b)	0.08%	04/17/13	12,500	12,498,694
Unsec. Disc. Notes(b)	0.11%	04/17/13	15,000	14,997,846
Unsec. Disc. Notes(b)	0.08%	04/19/13	30,000	29,996,733
Unsec. Disc. Notes(b)	0.08%	05/01/13	40,000	39,994,578
Unsec. Disc. Notes(b)	0.10%	05/02/13	15,000	14,997,417
Unsec. Disc. Notes(b)	0.08%	05/03/13	24,750	24,746,483
Unsec. Disc. Notes(b)	0.16%	05/03/13	10,000	9,997,200
Unsec. Disc. Notes(b)	0.09%	05/08/13	15,000	14,997,450
Unsec. Disc. Notes(b)	0.13%	05/08/13	15,000	14,996,458
Unsec. Disc. Notes(b)	0.10%	05/15/13	8,945	8,943,136
Unsec. Disc. Notes(b)	0.11%	05/15/13	15,000	14,996,563
Unsec. Disc. Notes(b)	0.10%	06/12/13	15,000	14,995,708
Unsec. Disc. Notes(b)	0.10%	07/05/13	6,500	6,497,725
Unsec. Disc. Notes(b)	0.13%	08/09/13	12,500	12,492,733
Unsec. Global Notes(a)	0.16%	04/25/13	15,000	15,000,212
Unsec. Global Notes(a)	0.17%	06/04/13	15,000	14,999,606
Unsec. Notes(a)	0.14%	09/10/13	10,000	9,997,846
				528,183,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee Valley Authority (TVA)–2.48%
Unsec. Disc. Notes(b)	0.09%	03/14/13	$25,000	$24,999,233
Total U.S. Government Sponsored Agency Securities (Cost $703,875,517)				703,875,517

U.S. Treasury Securities–30.23%
U.S. Treasury Bills–29.24%(b)
U.S. Treasury Bills	0.09%	03/14/13	25,000	24,999,187
U.S. Treasury Bills	0.11%	03/21/13	20,000	19,998,778
U.S. Treasury Bills	0.10%	03/28/13	25,000	24,998,125
U.S. Treasury Bills	0.05%	04/04/13	15,000	14,999,277
U.S. Treasury Bills	0.06%	04/11/13	15,000	14,999,060
U.S. Treasury Bills	0.06%	04/18/13	15,000	14,998,800
U.S. Treasury Bills	0.10%	04/18/13	20,000	19,997,467
U.S. Treasury Bills	0.06%	04/25/13	15,000	14,998,740
U.S. Treasury Bills	0.13%	04/25/13	50,000	49,990,069
U.S. Treasury Bills	0.10%	05/02/13	15,000	14,997,417
U.S. Treasury Bills	0.12%	05/23/13	20,000	19,994,467
U.S. Treasury Bills	0.12%	05/30/13	15,000	14,995,688
U.S. Treasury Bills	0.11%	07/25/13	15,000	14,993,612
U.S. Treasury Bills	0.10%	08/01/13	15,000	14,993,625
U.S. Treasury Bills	0.13%	08/29/13	15,000	14,990,196
				294,944,508

U.S. Treasury Notes–0.99%
U.S. Treasury Notes	1.75%	04/15/13	10,000	10,019,718
Total U.S. Treasury Securities (Cost $304,964,226)				304,964,226
TOTAL INVESTMENTS(c)–100.00% (Cost $1,008,839,743)				1,008,839,743
OTHER ASSETS LESS LIABILITIES–(0.00)%				(37,327)
NET ASSETS–100.00%				$1,008,802,416

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured
Sr.	– Senior

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	4.2%
8–30	27.3
31–60	32.7
61–90	19.2
91–180	13.7
181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.08%
Alabama–0.46%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$1,000	$1,044,660
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	04/01/28	3,000	3,000,000
				4,044,660

Alaska–0.15%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,292,750

Arizona–2.34%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.14%	08/01/15	7,440	7,440,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.14%	12/01/37	13,195	13,195,000
				20,635,000

Colorado–3.04%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	07/01/34	2,025	2,025,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA)(c)	0.11%	02/15/28	2,100	2,100,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.31%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	07/01/21	4,280	4,280,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	12/01/38	2,100	2,100,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas)(c)(d)(e)	0.75%	12/01/30	6,950	6,950,000
				26,740,000

District of Columbia–0.58%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.27%	01/01/29	5,105	5,105,000

Florida–4.59%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)(c)	0.11%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.12%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	04/01/20	2,525	2,525,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	07/01/32	13,000	13,000,000
St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	06/01/33	10,500	10,500,000
				40,415,000

Georgia–2.88%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	01/01/21	4,815	4,815,000
Georgia (State of); Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	8,500	8,537,817
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.12%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	11/15/32	$3,920	$3,920,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)(c)(f)	0.11%	08/01/24	3,950	3,950,000
				25,322,817

Hawaii–2.84%
Hawai’i Pacific Health (Department of Budget and Finance of the State of Hawai’i); Series 2004 B, VRD Special Purpose RB (LOC-JP Morgan Chase Bank, N.A.)(c)(d)	0.13%	07/01/33	25,000	25,000,000

Idaho–0.69%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,035,126

Illinois–8.95%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada)(c)(d)(e)	0.11%	01/01/37	5,000	5,000,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/36	6,940	6,940,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.11%	03/01/30	14,845	14,845,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,004,974
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.)(c)(d)	0.11%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.21%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(c)	0.09%	12/01/46	2,000	2,000,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/37	7,975	7,975,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.13%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(c)(d)	0.41%	11/01/24	980	980,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	08/15/25	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(c)(d)	0.12%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,378,677
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/15/22	4,300	4,300,000
				78,813,651

Indiana–5.03%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	04/01/36	7,150	7,150,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	08/01/37	2,425	2,425,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	12/01/23	3,545	3,545,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/32	9,230	9,230,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	06/01/40	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	02/01/25	1,835	1,835,000
Indiana University; Series 2012 V-1, Ref. Tax Exempt Student Fee RB	2.50%	08/01/13	1,520	1,534,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/38	$14,000	$14,000,000
Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,550,343
				44,269,676

Iowa–0.43%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)(c)	0.10%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/16/13	1,800	1,806,162
				3,806,162

Kansas–0.51%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)(f)	0.11%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,014,016
				4,514,016

Kentucky–1.67%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/30	14,700	14,700,000

Maryland–2.07%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	5,000	5,064,997
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,112,831
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/32	4,970	4,970,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/28	2,075	2,075,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/33	4,990	4,990,000
				18,212,828

Massachusetts–1.10%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	09/01/38	4,600	4,600,000
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	04/01/28	5,050	5,050,000
				9,650,000

Michigan–2.80%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.12%	08/15/32	1,615	1,615,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/31	600	600,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,272,934
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	04/01/22	6,570	6,570,000
				24,672,934

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.13%	04/01/37	5,835	5,835,000
Minnesota (State of); Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/13	1,000	1,020,283
				6,855,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–1.02%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.10%	12/01/30	$1,000	$1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	04/01/37	8,000	8,000,000
				9,000,000

Missouri–2.67%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.26%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP-FNMA)(c)	0.10%	11/15/26	1,650	1,650,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC-FHLB of Des Moines)(c)(d)	0.11%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.14%	12/01/27	14,500	14,500,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.)(c)(d)(f)	0.12%	12/01/15	3,950	3,950,000
				23,515,000

New Hampshire–2.44%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	10/01/33	14,465	14,465,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	09/01/37	980	980,000
				21,445,000

New Mexico–0.55%
Bernalillo (County of); Series 2013, Unlimited Tax GO Bonds	3.00%	08/15/13	1,100	1,113,035
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	3,690	3,690,000
				4,803,035

New York–4.11%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	10/01/32	7,710	7,710,000
Metropolitan Transportation Authority (Dedicated Tax Fund); Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.09%	11/01/31	3,485	3,485,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(c)(d)	0.10%	12/01/29	25,000	25,000,000
				36,195,000

North Carolina–1.74%
North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,000,000
North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.11%	12/01/36	9,300	9,300,000
Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,000,000
Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,009,508
				15,309,508

Ohio–6.88%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/01/37	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Middletown (City of) (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	11/15/39	$11,000	$11,000,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	05/01/26	4,450	4,450,000
Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	11/01/27	13,000	13,000,000
				60,550,000

Oregon–0.36%
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,158,175

Pennsylvania–13.75%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (c)(d)(e)	0.10%	05/15/37	32,750	32,750,000
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia)(c)(d)(e)	0.12%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	03/01/30	11,820	11,820,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	09/01/18	2,305	2,305,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.06%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	10/15/25	7,390	7,390,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	09/01/28	7,625	7,625,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(d)(e)	0.13%	07/01/38	30,000	30,000,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.14%	04/01/20	1,800	1,800,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	07/01/26	6,985	6,985,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/24	6,915	6,915,000
				121,090,000

Rhode Island–2.04%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.14%	09/01/37	18,000	18,000,000

Tennessee–1.55%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	1,000	1,027,813
Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,285,196
				13,688,009

Texas–8.02%
Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.14%	04/12/13	7,000	7,000,000
Series 2009 H-2, GO Commercial Paper Notes	0.15%	04/05/13	5,000	5,000,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,045,602
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	919,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)(c)	0.13%	02/15/27	$7,760	$7,760,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(c)	0.11%	05/01/42	13,690	13,690,000
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	16,500	16,689,602
				70,604,956

Utah–1.66%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.21%	06/01/21	2,500	2,500,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	9,000	9,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(c)	0.16%	04/01/42	3,125	3,125,000
				14,625,000

Vermont–0.19%
Vermont (State of); Series 2012 F, Unlimited Tax GO Bonds	2.00%	08/15/13	1,660	1,673,669

Virginia–1.55%
Fredericksburg (City of); Series 2011 A, Unlimited Tax GO Bonds	4.00%	07/15/13	1,540	1,561,884
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.13%	08/01/32	7,800	7,800,000
Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.16%	12/01/34	1,570	1,570,000
Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,000,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.17%	12/01/19	740	740,000
				13,671,884

Washington–1.31%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC-Bank of New York Mellon)(c)(d)	0.11%	04/01/36	11,000	11,000,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(c)	0.10%	11/01/25	500	500,000
				11,500,000

West Virginia–0.75%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.12%	01/01/34	6,600	6,600,000

Wisconsin–5.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(c)(d)	0.11%	10/01/42	5,220	5,220,000
Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	09/01/40	6,040	6,040,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/37	4,890	4,890,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)(f)	0.28%	07/01/14	730	730,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	12/01/32	8,805	8,805,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	08/15/34	2,000	2,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/30	19,300	19,300,000
				46,985,000

Wyoming–3.24%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	5,460	5,460,000
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(d)(e)	0.12%	01/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	$13,060	$13,060,000
				28,520,000
TOTAL INVESTMENTS(h)(i)–100.08% (Cost $881,019,139)				881,019,139
OTHER ASSETS LESS LIABILITIES–(0.08)%				(664,042)
NET ASSETS–100.00%				$880,355,097

Investment Abbreviations:

BAN	–	Bond Anticipation Notes
CEP	–	Credit Enhancement Provider
Ctfs.	–	Certificates
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GO	–	General Obligation
IDR	–	Industrial Development Revenue Bonds
LOC	–	Letter of Credit
MFH	–	Multi-Family Housing

PCR	–	Pollution Control Revenue Bonds
PUTTERs	–	Putable Tax-Exempt Receipts
RAN	–	Revenue Anticipation Notes
RB	–	Revenue Bonds
Ref.	–	Refunding
Sr.	–	Senior
TAN	–	Tax Anticipation Notes
TRAN	–	Tax and Revenue Anticipation Notes
VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: countries less than 5% each: 11.7%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $36,650,000, which represented 4.16% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.2%
PNC Bank, N.A.	9.6
Wells Fargo Bank, N.A.	9.1
U.S. Bank, N.A.	6.7
Federal National Mortgage Association	5.9
TD Bank, N.A.	5.7
Federal Home Loan Mortgage Corp.	5.2

Portfolio Composition by Maturity

In days, as of 2/29/12

1–7	90.2%
31–60	2.5
61–90	0.2
91–180	2.0
181+	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,075,792,586	$2,562,973,420	$9,040,493,978	$3,881,586,953	$1,008,839,743	$881,019,139
Repurchase agreements, at value and cost	4,188,516,353	648,586,500	9,155,807,951	2,689,847,384	—	—
Total investments, at value and cost	20,264,308,939	3,211,559,920	18,196,301,929	6,571,434,337	1,008,839,743	881,019,139
Cash	—	—	—	—	91,850	1,069,236
Receivable for:
Investments sold	1,160,009	1,025,000	—	—	—	725,000
Interest	3,777,094	142,097	4,671,185	763,035	18,679	1,017,477
Fund expenses absorbed	254,533	165,775	1,140,347	477,166	15,705	77,132
Investment for trustee deferred compensation and retirement plans	546,096	259,528	265,526	111,061	51,074	98,543
Other assets	31,539	165,726	59,226	53,848	29,027	45,672
Total assets	20,270,078,210	3,213,318,046	18,202,438,213	6,572,839,447	1,009,046,078	884,052,199

Liabilities:
Payable for:
Investments purchased	109,971,569	—	—	—	—	3,113,035
Amount due custodian	177,163	27,683	—	92,028	—	—
Dividends	1,776,697	226,152	287,844	101,631	31,809	61,949
Accrued fees to affiliates	535,105	195,269	1,153,725	567,997	50,023	65,418
Accrued operating expenses	366,943	67,889	243,471	214,381	29,052	30,780
Accrued trustees’ and officers’ fees and benefits	43,504	9,430	34,914	15,779	4,823	4,460
Trustee deferred compensation and retirement plans	3,710,011	1,164,682	2,005,086	958,428	127,955	421,460
Total liabilities	116,580,992	1,691,105	3,725,040	1,950,244	243,662	3,697,102
Net assets applicable to shares outstanding	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

Net assets consist of:
Shares of beneficial interest	$20,151,248,772	$3,210,438,168	$18,198,644,303	$6,570,757,494	$1,008,786,182	$880,483,475
Undistributed net investment income	2,468,884	840,366	664,475	622,710	11,260	(50,202)
Undistributed net realized gain (loss)	(220,438)	348,407	(595,605)	(491,001)	4,974	(78,176)
	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$17,526,037,551	$2,153,092,814	$8,415,743,750	$4,288,134,231	$940,611,471	$624,359,994
Private Investment Class	$365,346,638	$128,127,607	$844,471,953	$428,442,381	$24,532,015	$64,856,318
Personal Investment Class	$107,748,509	$92,787,116	$150,789,811	$14,932,247	$4,005,836	$2,723,669
Cash Management Class	$638,904,022	$464,108,998	$5,721,381,025	$722,406,989	$31,813,588	$83,677,295
Reserve Class	$106,666,428	$13,824,910	$54,692,721	$240,808,556	$1,303,292	$30,130,849
Resource Class	$93,911,397	$52,288,878	$326,076,473	$137,379,057	$6,526,199	$18,165,740
Corporate Class	$1,314,882,673	$307,396,618	$2,685,557,440	$738,785,742	$10,015	$56,441,232

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,524,083,958	2,153,085,776	8,415,456,875	4,288,078,484	940,575,723	624,356,208
Private Investment Class	365,305,046	128,127,173	844,443,571	428,436,957	24,531,219	64,855,935
Personal Investment Class	107,736,604	92,786,853	150,784,738	14,932,060	4,005,687	2,723,653
Cash Management Class	638,829,768	464,107,553	5,721,167,078	722,397,009	31,812,400	83,676,795
Reserve Class	106,654,971	13,824,871	54,690,986	240,805,479	1,303,243	30,130,668
Resource Class	93,901,094	52,288,716	326,065,525	137,377,038	6,525,955	18,165,630
Corporate Class	1,314,736,828	307,395,658	2,685,471,536	738,777,142	10,016	56,440,894
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$30,133,737	$3,207,726	$11,428,389	$5,085,632	$390,800	$696,195

Expenses:
Advisory fees	15,452,001	2,270,681	12,093,440	3,169,813	539,845	903,393
Administrative services fees	547,067	283,441	479,896	333,122	96,270	104,510
Custodian fees	416,244	67,999	309,184	199,950	13,467	14,922
Distribution fees:
Private Investment Class	844,509	380,503	1,841,037	985,950	87,626	176,012
Personal Investment Class	384,144	363,545	459,744	60,838	15,958	10,665
Cash Management Class	427,562	201,499	2,878,969	450,156	11,402	39,894
Reserve Class	561,812	71,644	226,224	1,284,492	6,555	146,265
Resource Class	114,237	45,112	323,134	151,126	9,655	16,466
Corporate Class	299,958	24,666	321,637	82,287	2	6,195
Transfer agent fees	927,120	136,133	725,606	346,721	31,847	35,074
Trustees’ and officers’ fees and benefits	256,388	51,050	217,209	88,050	18,757	21,242
Other	426,937	126,713	316,496	286,402	72,755	79,793
Total expenses	20,657,979	4,022,986	20,192,576	7,438,907	904,139	1,554,431
Less: Fees waived	(5,142,919)	(2,541,907)	(10,412,654)	(3,150,049)	(606,428)	(1,120,863)
Net expenses	15,515,060	1,481,079	9,779,922	4,288,858	297,711	433,568
Net investment income	14,618,677	1,726,647	1,648,467	796,774	93,089	262,627

Realized and unrealized gain from:
Net realized gain from Investment securities	146,248	53,914	28,846	1,425	4,974	396
Net increase in net assets resulting from operations	$14,764,925	$1,780,561	$1,677,313	$798,199	$98,063	$263,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$14,618,677	$25,157,094	$1,726,647	$2,123,775
Net realized gain	146,248	(293,864)	53,914	294,493
Net increase in net assets resulting from operations	14,764,925	24,863,230	1,780,561	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(12,880,778)	(22,653,197)	(956,810)	(1,970,544)
Private Investment Class	(33,902)	(91,059)	(48,647)	(159,676)
Personal Investment Class	(10,281)	(20,510)	(31,763)	(56,186)
Cash Management Class	(315,687)	(549,401)	(133,183)	(298,814)
Reserve Class	(11,278)	(20,900)	(4,501)	(5,540)
Resource Class	(11,464)	(32,103)	(14,578)	(22,143)
Corporate Class	(1,253,615)	(1,891,596)	(67,926)	(75,876)
Total distributions from net investment income	(14,517,005)	(25,258,766)	(1,257,408)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions-net:
Institutional Class	1,473,935,340	811,900,804	(184,925,143)	445,421,945
Private Investment Class	(7,102,030)	(129,163,894)	(31,704,173)	(107,860,105)
Personal Investment Class	5,117,491	(5,049,935)	20,422,282	(12,026,107)
Cash Management Class	(146,777,544)	(781,536,081)	105,733,378	(93,221,563)
Reserve Class	9,430,021	6,998,794	(2,566,480)	9,601,823
Resource Class	(47,150,490)	(35,990,962)	(2,143,609)	25,248,010
Corporate Class	(622,246,709)	78,500,235	210,755,471	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	665,206,079	(54,341,039)	115,571,726	261,190,619
Net increase (decrease) in net assets	665,453,999	(54,736,575)	116,094,879	261,020,108

Net assets:
Beginning of period	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of period*	$20,153,497,218	$19,488,043,219	$3,211,626,941	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,884	$2,367,212	$840,366	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$1,648,467	$3,238,690	$796,774	$1,738,760
Net realized gain	28,846	50,407	1,425	27,193
Net increase in net assets resulting from operations	1,677,313	3,289,097	798,199	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(732,149)	(1,086,755)	(566,130)	(1,033,531)
Private Investment Class	(73,909)	(155,889)	(39,577)	(91,310)
Personal Investment Class	(12,299)	(32,903)	(1,629)	(2,868)
Cash Management Class	(577,907)	(1,375,936)	(93,426)	(300,323)
Reserve Class	(4,540)	(16,233)	(25,785)	(45,177)
Resource Class	(32,430)	(56,850)	(15,165)	(45,960)
Corporate Class	(215,233)	(514,124)	(55,062)	(219,591)
Total distributions from net investment income	(1,648,467)	(3,238,690)	(796,774)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions-net:
Institutional Class	1,401,383,407	1,834,112,962	515,974,863	(1,883,220,830)
Private Investment Class	36,419,968	(36,853,689)	46,478,786	(167,828,533)
Personal Investment Class	23,953,878	(58,382,432)	1,377,785	(1,134,450)
Cash Management Class	792,265,128	(1,449,829,654)	48,891,984	(1,000,924,066)
Reserve Class	29,503,980	(123,454,493)	(23,479,048)	193,913,087
Resource Class	49,740,991	(17,144,597)	(13,521,334)	(121,226,628)
Corporate Class	682,805,166	146,476,752	233,796,736	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	3,016,072,518	294,924,849	809,519,772	(3,819,655,830)
Net increase (decrease) in net assets	3,015,476,913	294,040,227	809,028,771	(3,819,803,659)

Net assets:
Beginning of period	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of period*	$18,198,713,173	$15,183,236,260	$6,570,889,203	$5,761,860,432
* Includes accumulated undistributed net investment income	$664,475	$664,475	$622,710	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$93,089	$163,684	$262,627	$474,942
Net realized gain	4,974	13,675	396	—
Net increase in net assets resulting from operations	98,063	177,359	263,023	474,942

Distributions to shareholders from net investment income:
Institutional Class	(84,266)	(143,288)	(183,475)	(313,662)
Private Investment Class	(4,140)	(7,051)	(21,813)	(49,272)
Personal Investment Class	(530)	(941)	(928)	(2,080)
Cash Management Class	(2,851)	(6,788)	(26,239)	(62,337)
Reserve Class	(164)	(417)	(9,915)	(14,456)
Resource Class	(1,136)	(2,984)	(4,993)	(12,162)
Corporate Class	(2)	(2,215)	(15,264)	(20,973)
Total distributions from net investment income	(93,089)	(163,684)	(262,627)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions-net:
Institutional Class	508,765,902	55,882,200	129,061,856	(6,724,666)
Private Investment Class	(13,915,447)	(9,209,433)	(30,971,633)	(3,000,673)
Personal Investment Class	(539,894)	(255,316)	(22,513)	(1,467,962)
Cash Management Class	(1,633,929)	(5,916,215)	7,170,281	(29,853,031)
Reserve Class	(45,884)	477,453	4,775,142	7,073,577
Resource Class	(5,391,224)	(5,164,314)	(10,188,723)	3,754,782
Corporate Class	2	(50,832,006)	29,120,674	(634,156)
Net increase (decrease) in net assets resulting from share transactions	487,239,526	(15,017,631)	128,945,084	(30,852,129)
Net increase (decrease) in net assets	487,244,500	(15,051,952)	128,945,480	(30,852,129)

Net assets:
Beginning of period	521,557,916	536,609,868	751,409,617	782,261,746
End of period*	$1,008,802,416	$521,557,916	$880,355,097	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio,

42                         Short-Term Investments Trust

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to

43                         Short-Term Investments Trust

ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

44                         Short-Term Investments Trust

For the six months ended February 28, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,594,723	$—
STIC Prime Portfolio	1,282,497	262,207
Treasury Portfolio	2,850,474	1,551,816
Government & Agency Portfolio	—	221,287
Government TaxAdvantage Portfolio	284,159	191,077
Tax-Free Cash Reserve Portfolio	179,251	546,129

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$283,014	$214,119	N/A	$414,732	$37,541	N/A
STIC Prime Portfolio	209,193	255,196	$114,863	60,462	30,640	$19,067
Treasury Portfolio	1,101,217	336,614	2,277,400	196,587	257,021	312,681
Government & Agency Portfolio	576,061	43,991	326,240	1,107,162	114,909	62,556
Government TaxAdvantage Portfolio	43,811	11,702	9,121	5,702	7,723	2
Tax-Free Cash Reserve Portfolio	88,001	7,820	31,913	127,245	13,172	6,195

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 28, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$337,804	$102,439	$85,512	$73,035	N/A	N/A
STIC Prime Portfolio	152,201	96,945	40,300	9,314	$9,022	N/A
Treasury Portfolio	736,415	122,599	575,794	29,409	64,627	N/A
Government & Agency Portfolio	394,380	16,223	90,031	166,984	30,225	N/A
Government TaxAdvantage Portfolio	43,813	4,255	2,280	852	1,931	N/A
Tax-Free Cash Reserve Portfolio	88,006	2,844	7,979	19,015	3,293	N/A

Certain	officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in these Funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$481,261,459	$648,274,846	$—
STIC Prime Portfolio	162,658,734	129,062,064	—
Tax-Free Cash Reserve Portfolio	690,334,620	502,395,213	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

During the six months ended February 28, 2013, the Funds in aggregate paid legal fees of $604 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	48,737,834,636	$48,737,834,636	89,348,642,488	$89,348,642,488
Private Investment Class	689,008,392	689,008,392	1,457,491,082	1,457,491,082
Personal Investment Class	159,398,478	159,398,478	394,000,581	394,000,581
Cash Management Class	2,595,279,687	2,595,279,687	4,943,022,425	4,943,022,425
Reserve Class	516,367,263	516,367,263	798,059,349	798,059,349
Resource Class	259,227,594	259,227,594	949,447,727	949,447,727
Corporate Class	7,622,756,885	7,622,756,885	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	4,867,153	4,867,153	7,977,164	7,977,164
Private Investment Class	11,177	11,177	28,241	28,241
Personal Investment Class	8,430	8,430	16,939	16,939
Cash Management Class	160,229	160,229	243,762	243,762
Reserve Class	11,243	11,243	20,656	20,656
Resource Class	11,980	11,980	31,545	31,545
Corporate Class	717,413	717,413	652,399	652,399

Reacquired:
Institutional Class	(47,268,766,449)	(47,268,766,449)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(696,121,599)	(696,121,599)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(154,289,417)	(154,289,417)	(399,067,455)	(399,067,455)
Cash Management	(2,742,217,460)	(2,742,217,460)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(506,948,485)	(506,948,485)	(791,081,211)	(791,081,211)
Resource Class	(306,390,064)	(306,390,064)	(985,470,234)	(985,470,234)
Corporate Class	(8,245,721,007)	(8,245,721,007)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	665,206,079	$665,206,079	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,332,465,079	$3,332,465,079	8,818,749,285	$8,818,749,285
Private Investment Class	518,419,454	518,419,454	1,646,112,321	1,646,112,321
Personal Investment Class	1,027,698,289	1,027,698,289	2,023,470,801	2,023,470,801
Cash Management Class	1,181,999,476	1,181,999,476	2,918,490,012	2,918,490,012
Reserve Class	21,488,367	21,488,367	59,987,205	59,987,205
Resource Class	53,598,056	53,598,056	120,292,226	120,292,226
Corporate Class	850,836,107	850,836,107	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	259,770	259,770	522,849	522,849
Private Investment Class	19,618	19,618	90,389	90,389
Personal Investment Class	19,536	19,536	44,770	44,770
Cash Management Class	35,712	35,712	157,787	157,787
Reserve Class	3,791	3,791	4,815	4,815
Resource Class	10,700	10,700	18,083	18,083
Corporate Class	49,603	49,603	73,178	73,178

Reacquired:
Institutional Class	(3,517,649,992)	(3,517,649,992)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(550,143,245)	(550,143,245)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(1,007,295,543)	(1,007,295,543)	(2,035,541,678)	(2,035,541,678)
Cash Management	(1,076,301,810)	(1,076,301,810)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(24,058,638)	(24,058,638)	(50,390,197)	(50,390,197)
Resource Class	(55,752,365)	(55,752,365)	(95,062,299)	(95,062,299)
Corporate Class	(640,130,239)	(640,130,239)	(962,480,637)	(962,480,637)
Net increase in share activity	115,571,726	$115,571,726	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	14,101,363,874	$14,101,363,874	25,684,885,613	$25,684,885,613
Private Investment Class	1,299,738,193	1,299,738,193	6,307,904,112	6,307,904,112
Personal Investment Class	577,262,761	577,262,761	1,107,149,443	1,107,149,443
Cash Management Class	16,551,438,036	16,551,438,036	36,590,448,616	36,590,448,616
Reserve Class	106,858,844	106,858,844	550,118,652	550,118,652
Resource Class	259,299,361	259,299,361	438,220,116	438,220,116
Corporate Class	8,164,230,364	8,164,230,364	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	614,469	614,469	692,335	692,335
Private Investment Class	33,505	33,505	45,128	45,128
Personal Investment Class	16,844	16,844	41,597	41,597
Cash Management Class	79,050	79,050	199,968	199,968
Reserve Class	5,448	5,448	21,779	21,779
Resource Class	15,896	15,896	30,503	30,503
Corporate Class	114,621	114,621	281,122	281,122

Reacquired:
Institutional Class	(12,700,594,936)	(12,700,594,936)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(1,263,351,730)	(1,263,351,730)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(553,325,727)	(553,325,727)	(1,165,573,472)	(1,165,573,472)
Cash Management	(15,759,251,958)	(15,759,251,958)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(77,360,312)	(77,360,312)	(673,594,924)	(673,594,924)
Resource Class	(209,574,266)	(209,574,266)	(455,395,216)	(455,395,216)
Corporate Class	(7,481,539,819)	(7,481,539,819)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	3,016,072,518	$3,016,072,518	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	24,827,489,547	$24,827,489,547	50,116,831,608	$50,116,831,608
Private Investment Class	735,469,777	735,469,777	1,978,700,678	1,978,700,678
Personal Investment Class	52,563,315	52,563,315	101,374,961	101,374,961
Cash Management Class	5,043,637,641	5,043,637,641	11,662,178,713	11,662,178,713
Reserve Class	292,307,613	292,307,613	638,520,807	638,520,807
Resource Class	552,425,741	552,425,741	1,474,848,113	1,474,848,113
Corporate Class	2,688,502,189	2,688,502,189	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	403,333	403,333	624,554	624,554
Private Investment Class	17,039	17,039	17,647	17,647
Personal Investment Class	77	77	109	109
Cash Management Class	90,893	90,893	125,442	125,442
Reserve Class	24,913	24,913	16,199	16,199
Resource Class	17,968	17,968	31,833	31,833
Corporate Class	29,521	29,521	103,232	103,232

Reacquired:
Institutional Class	(24,311,918,017)	(24,311,918,017)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(689,008,030)	(689,008,030)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(51,185,607)	(51,185,607)	(102,509,520)	(102,509,520)
Cash Management	(4,994,836,550)	(4,994,836,550)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(315,811,574)	(315,811,574)	(444,623,919)	(444,623,919)
Resource Class	(565,965,043)	(565,965,043)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(2,454,734,974)	(2,454,734,974)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	809,519,772	$809,519,772	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,829,926,211	$1,829,926,211	3,731,626,851	$3,731,626,851
Private Investment Class	112,110,441	112,110,441	253,690,624	253,690,624
Personal Investment Class	5,801,182	5,801,182	10,327,891	10,327,891
Cash Management Class	36,176,595	36,176,595	43,621,575	43,621,575
Reserve Class	172,454	172,454	3,860,999	3,860,999
Resource Class	1,924,738	1,924,738	17,935,727	17,935,727
Corporate Class	—	—	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	50,301	50,301	147,439	147,439
Private Investment Class	1,802	1,802	4,337	4,337
Cash Management Class	2,318	2,318	10,599	10,599
Reserve Class	145	145	645	645
Resource Class	1,102	1,102	3,478	3,478
Corporate Class	2	2	2,178	2,178

Reacquired:
Institutional Class	(1,321,210,610)	(1,321,210,610)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(126,027,690)	(126,027,690)	(262,904,394)	(262,904,394)
Personal Investment Class	(6,341,076)	(6,341,076)	(10,583,207)	(10,583,207)
Cash Management	(37,812,842)	(37,812,842)	(49,548,389)	(49,548,389)
Reserve Class	(218,483)	(218,483)	(3,384,191)	(3,384,191)
Resource Class	(7,317,064)	(7,317,064)	(23,103,519)	(23,103,519)
Corporate Class	—	—	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	487,239,526	$487,239,526	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	800,732,072	$800,732,072	1,171,103,042	$1,171,103,042
Private Investment Class	81,421,611	81,421,611	235,527,922	235,527,922
Personal Investment Class	1,213,976	1,213,976	5,675,300	5,675,300
Cash Management Class	76,566,366	76,566,366	338,249,957	338,249,957
Reserve Class	33,018,381	33,018,381	83,892,175	83,892,175
Resource Class	27,053,670	27,053,670	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	37,253	37,253	62,811	62,811
Private Investment Class	15,512	15,512	29,076	29,076
Personal Investment Class	365	365	822	822
Cash Management Class	15,941	15,941	46,142	46,142
Reserve Class	8,151	8,151	14,273	14,273
Resource Class	3,977	3,977	10,887	10,887
Corporate Class	7,291	7,291	20,706	20,706

Reacquired:
Institutional Class	(671,707,469)	(671,707,469)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(112,408,756)	(112,408,756)	(238,557,671)	(238,557,671)
Personal Investment Class	(1,236,854)	(1,236,854)	(7,144,084)	(7,144,084)
Cash Management	(69,412,026)	(69,412,026)	(368,149,130)	(368,149,130)
Reserve Class	(28,251,390)	(28,251,390)	(76,832,871)	(76,832,871)
Resource Class	(37,246,370)	(37,246,370)	(39,094,880)	(39,094,880)
Corporate Class	(50,915,191)	(50,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	128,945,084	$128,945,084	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/13	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$106,666	0.27	%(c)	1.17	%(c)	0.02	%(c)
Year ended 08/31/12	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	97,224	0.27		1.18		0.02
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	90,227	0.27		1.17		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	108,972	0.30		1.18		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	73,020	0.86		1.21		0.47
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	69,076	0.99		1.17		2.77
STIC Prime Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	13,825	0.11	(c)	1.19	(c)	0.10	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	16,390	0.15		1.20		0.05
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	6,788	0.23		1.19		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,034	0.25		1.19		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.42	9,341	0.79		1.23		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.73	65,753	0.99		1.18		2.59
Treasury Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	54,693	0.13	(c)	1.18	(c)	0.01	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	25,206	0.08		1.18		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	148,671	0.12		1.18		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	51,749	0.15		1.18		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	29,734	0.49		1.20		0.03
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.04	36,392	0.99		1.18		1.79
Government & Agency Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	240,809	0.14	(c)	1.14	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	264,286	0.10		1.13		0.03
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	70,376	0.16		1.13		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	183,851	0.21		1.13		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.22	139,399	0.66		1.15		0.08
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.53	135,106	0.99		1.14		2.41
Government TaxAdvantage Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,303	0.09	(c)	1.22	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	1,351	0.07		1.22		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	874	0.11		1.26		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	844	0.14		1.26		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	5,747	0.70		1.30		(0.04)
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	—	(0.02)	1.00	2.38	12,521	0.99		1.24		2.43
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	30,131	0.11	(c)	1.30	(c)	0.07	(c)
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	25,360	0.13		1.30		0.06
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,284	0.26		1.29		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	14,742	0.29		1.29		0.03
Year ended 08/31/09	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	14,831	0.82		1.31		0.49
Five months ended 08/31/08	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	43,123	1.09	(d)	1.25	(d)	0.89	(d)
Year ended 03/31/08	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.38	60,789	1.09		1.25		2.36

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $113,294, $14,448, $45,620, $259,027, $1,322 and $29,495 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/13)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.34	$1,023.46	$1.35	0.27%
STIC Prime Portfolio	1,000.00	1,000.30	0.69	1,024.10	0.70	0.14
Treasury Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Government & Agency Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.45	1,024.35	0.45	0.09
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.25	0.55	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2012, through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. The annualized expense ratio for STIC Prime Portfolio has been restated to reflect estimated ongoing expenses. The annualized expense ratio prior to restatement was 0.11%.
[3]	The actual expenses paid during the period prior to restatement were $0.55 for STIC Prime Portfolio.
[4]	The hypothetical expenses paid during the period prior to restatement were $0.55 for STIC Prime Portfolio.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-SAR-7 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Resource Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
37	Financial Statements
42	Notes to Financial Statements
54	Financial Highlights
55	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/13
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	35 days	64 days	$93.9 million
STIC Prime	10 - 23 days	13 days	14 days	52.2 million
Treasury	27 - 50 days	50 days	50 days	326.0 million
Government & Agency	28 - 49 days	41 days	66 days	137.3 million
Government TaxAdvantage	24 - 48 days	48 days	58 days	6.5 million
Tax-Free Cash Reserve	17 - 29 days	21 days	21 days	18.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

The period covered by this report continued to be characterized by accommodative central bank monetary policy. In September 2012, the US Federal Reserve (the Fed) announced a third round of quantitative easing which included open-ended purchases of $40 billion in mortgage-backed securities per month.[1] And to replace Operation Twist, which was set to expire at the end of December 2012, the Fed announced that it would begin purchasing $45 billion in Treasuries per month.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

At the end of December 2012, the Federal Deposit Insurance Corporation’s unlimited deposit insurance facility expired, meaning that deposits would no longer be insured above $250,000.[2] Earlier concerns that investors would move their uninsured cash balances from bank accounts into short-term instruments, driving rates lower, did not materialize. While money market funds experienced some inflows when unlimited deposit insurance expired, it appeared that the uncertainty of the fiscal cliff was responsible for driving investors to seek out the safety and stability of money market funds at year end.

Overall, moderate economic growth and low inflation in 2012 created a supportive environment for fixed income credit. The Fed has indicated its intention to maintain its accommodative policies until the unemployment rate falls below 6.5% or until inflation exceeds 2%, so it may keep its target policy rate low through 2015.1

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	US Federal Reserve
2	Federal Deposit Insurance Corporation

3                Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.30%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.00%
Atlantis One Funding Corp.(b)(c)	0.18%	03/08/13	$80,000	$79,997,200
Atlantis One Funding Corp.(b)(c)	0.21%	03/18/13	200,000	199,980,166
Atlantis One Funding Corp.(b)(c)	0.42%	03/18/13	75,000	74,985,125
Atlantis One Funding Corp.(b)(c)	0.46%	03/06/13	250,000	249,984,028
				604,946,519

Asset-Backed Securities–Consumer Receivables–3.71%
Barton Capital LLC(c)	0.35%	03/06/13	41,600	41,598,007
Old Line Funding, LLC(c)	0.21%	05/15/13	100,000	99,956,250
Old Line Funding, LLC(c)	0.22%	06/03/13	50,000	49,971,278
Old Line Funding, LLC(c)	0.32%	04/10/13	50,000	49,982,222
Old Line Funding, LLC(c)	0.32%	04/15/13	150,000	149,940,000
Salisbury Receivables Co., LLC(c)	0.20%	03/11/13	51,600	51,597,133
Salisbury Receivables Co., LLC(c)	0.22%	04/10/13	130,000	129,968,222
Thunder Bay Funding, LLC(c)	0.21%	06/05/13	50,000	49,972,000
Thunder Bay Funding, LLC(c)	0.22%	04/15/13	75,000	74,979,375
Thunder Bay Funding, LLC(c)	0.32%	04/15/13	50,000	49,980,000
				747,944,487

Asset-Backed Securities–Diversified Banks–2.35%
Collateralized Commercial Paper Co., LLC	0.38%	07/31/13	118,600	118,409,713
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	60,600	60,502,131
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,373,400
Collateralized Commercial Paper II Co., LLC(c)	0.35%	08/26/13	88,000	87,847,711
				474,132,955

Asset-Backed Securities–Fully Supported–1.19%
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.30%	07/16/13	25,000	24,971,458
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.33%	05/15/13	35,000	34,975,938
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.41%	04/04/13	179,700	179,630,416
				239,577,812

Asset-Backed Securities–Fully Supported Bank–6.96%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.18%	03/21/13	100,000	99,990,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.22%	03/19/13	50,022	50,016,498
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	132,000	131,974,187
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/08/13	138,000	137,967,953
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.23%	03/18/13	75,000	74,991,854
Concord Minutemen Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/05/13	200,000	199,993,111
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/07/13	100,000	99,994,833
Fairway Finance Co., LLC (CEP-Bank of Montreal)(b)(c)	0.20%	04/10/13	30,000	29,993,333
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/28/13	100,000	99,985,000
Legacy Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	75,000	74,998,063
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	145,000	144,982,519
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	0.22%	03/12/13	97,000	96,993,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.23%	03/18/13	$36,000	$35,996,090
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.19%	03/20/13	50,195	50,189,967
				1,403,064,950

Asset-Backed Securities–Multi-Purpose–1.96%
Jupiter Securitization Co. LLC(c)	0.27%	08/27/13	50,000	49,932,875
Jupiter Securitization Co. LLC(c)	0.23%	06/07/13	50,000	49,968,695
Mont Blanc Capital Corp.(b)(c)	0.29%	06/03/13	50,000	49,962,139
Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	04/08/13	66,300	66,287,403
Nieuw Amsterdam Receivables Corp.(b)(c)	0.25%	05/07/13	100,000	99,953,472
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	35,000	34,996,675
Regency Markets No. 1, LLC(b)(c)	0.18%	03/27/13	44,268	44,262,245
				395,363,504

Asset-Backed Securities–Securities–0.16%
Scaldis Capital Ltd./LLC(b)(c)	0.18%	03/13/13	33,000	32,998,020

Asset-Backed Securities–Trade Receivables–0.61%
Market Street Funding LLC(c)	0.19%	05/10/13	66,618	66,593,389
Market Street Funding LLC(c)	0.22%	03/12/13	57,000	56,996,168
				123,589,557

Consumer Finance–0.35%
Toyota Motor Credit Corp.(b)	0.23%	07/05/13	70,000	69,943,650

Diversified Banks–15.24%
Bank of China(b)	0.21%	05/22/13	120,000	119,942,600
Bank of Montreal(b)	0.30%	07/01/13	200,000	199,800,056
Bank of Nova Scotia(b)	0.24%	04/04/13	100,000	99,977,806
Bank of Nova Scotia(b)	0.24%	04/02/13	125,000	124,973,333
Barclays Collateralized Funding Note(b)(c)	0.50%	04/23/13	183,000	183,000,000
BNP Paribas Finance Inc.(b)	0.12%	03/01/13	3,100	3,100,000
Caisse de Depots et Consignations(b)(c)	0.25%	04/15/13	75,000	74,976,562
ING (US) Funding LLC(b)	0.28%	05/13/13	30,000	29,982,967
ING (US) Funding LLC(b)	0.29%	05/22/13	75,000	74,951,312
ING (US) Funding LLC(b)	0.29%	05/01/13	59,690	59,660,669
ING (US) Funding LLC(b)	0.30%	05/01/13	100,000	99,950,014
ING (US) Funding LLC(b)	0.30%	05/02/13	50,000	49,974,597
Mizuho Funding, LLC(b)(c)	0.19%	03/08/13	100,000	99,996,306
National Australia Funding Delaware Inc.(b)(c)	0.20%	04/02/13	100,000	99,982,667
Oversea-Chinese Banking Corp. Ltd.(b)	0.18%	04/08/13	21,000	20,996,010
Oversea-Chinese Banking Corp. Ltd.(b)	0.19%	05/03/13	100,000	99,966,750
Rabobank USA Financial Corp.(b)	0.28%	07/08/13	100,000	99,899,667
Rabobank USA Financial Corp.(b)	0.40%	03/21/13	200,000	199,955,555
Societe Generale North America, Inc.(b)	0.25%	04/01/13	100,000	99,978,472
Societe Generale North America, Inc.(b)	0.29%	04/02/13	225,000	224,942,000
Societe Generale North America, Inc.(b)	0.30%	03/04/13	175,000	174,995,698
Societe Generale North America, Inc.(b)	0.31%	03/04/13	350,000	349,991,104
Standard Chartered Bank(b)(c)	0.25%	04/09/13	260,000	259,929,583
Standard Chartered Bank(b)(c)	0.26%	03/01/13	100,000	100,000,000
Standard Chartered Bank(b)(c)	0.27%	06/05/13	121,000	120,912,880
				3,071,836,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–1.12%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.50%	02/11/14	$25,000	$24,879,514
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/06/13	50,000	49,929,944
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	06/07/13	50,000	49,929,222
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	11/05/13	50,000	49,820,167
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,991,111
				224,549,958

Pharmaceuticals–0.01%
Pfizer Inc.(c)	0.60%	03/01/13	1,000	1,000,000

Regional Banks–7.15%
Banque et Caisse d’Epargne de I’Etat(b)	0.23%	04/09/13	75,000	74,981,312
Banque et Caisse d’Epargne de I’Etat(b)	0.27%	03/01/13	70,000	70,000,000
HSBC USA Inc.(b)	0.24%	03/27/13	100,000	99,982,667
HSBC USA Inc.(b)	0.26%	03/28/13	75,000	74,985,375
HSBC USA Inc.(b)	0.30%	04/01/13	90,000	89,976,750
HSBC USA Inc.(b)	0.30%	04/05/13	50,000	49,985,417
HSBC USA Inc.(b)	0.30%	07/08/13	100,000	99,892,500
HSBC USA Inc.(b)	0.31%	07/12/13	19,000	18,978,240
HSBC USA Inc.(b)	0.32%	05/10/13	80,000	79,950,222
Macquarie Bank Ltd.(b)(c)	0.23%	05/29/13	50,000	49,971,569
Macquarie Bank Ltd.(b)(c)	0.23%	05/21/13	49,000	48,974,643
Mitsubishi UFJ Trust & Banking Corp.(b)	0.17%	03/01/13	78,000	78,000,000
Nationwide Building Society(b)(c)	0.30%	06/21/13	75,000	74,930,000
Nationwide Building Society(b)(c)	0.33%	07/15/13	50,000	49,937,667
Nordea North America Inc.(b)	0.23%	05/30/13	200,000	199,887,500
Nordea North America Inc.(b)	0.24%	05/22/13	100,000	99,946,472
Nordea North America Inc.(b)	0.24%	05/24/13	38,000	37,979,163
Svenska Handelsbanken, Inc.(b)(c)	0.21%	05/06/13	138,000	137,946,870
Swedbank A.B.(b)	0.14%	03/13/13	5,000	4,999,775
				1,441,306,142

Soft Drinks–2.00%
Coca-Cola Co.(c)	0.19%	07/02/13	100,000	99,935,083
Coca-Cola Co.(c)	0.21%	05/06/13	50,000	49,980,750
Coca-Cola Co.(c)	0.22%	05/06/13	67,500	67,472,775
Coca-Cola Co.(c)	0.24%	04/04/13	185,950	185,907,852
				403,296,460

Specialized Finance–1.49%
Kreditanstalt fur Wiederaufbau(b)(c)	0.20%	04/09/13	100,000	99,978,333
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/01/13	100,000	99,981,056
Kreditanstalt fur Wiederaufbau(b)(c)	0.22%	04/02/13	100,000	99,980,444
				299,939,833
Total Commercial Paper (Cost $9,533,490,455)				9,533,490,455

Certificates of Deposit–16.19%
Bank of Montreal(b)(d)	0.37%	03/12/14	200,000	200,000,000
Bank of Nova Scotia(b)	0.24%	04/03/13	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.30%	08/06/13	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.36%	03/28/14	120,100	120,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(b)(d)	0.37%	03/11/14	$100,000	$100,000,000
Barclays Bank PLC(b)(d)	0.35%	06/17/13	450,000	450,000,000
Citibank, N.A.	0.19%	03/18/13	209,000	209,000,000
Landesbank Hessen-Thurin(b)	0.33%	05/08/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(b)	0.19%	03/12/13	100,000	100,000,000
Nationwide Building Society (United Kingdom)(b)	0.28%	03/13/13	175,000	174,983,682
Norinchukin Bank (The)(b)	0.20%	03/07/13	300,000	300,000,000
Norinchukin Bank (The)(b)	0.20%	04/04/13	80,000	80,000,000
Rabobank Nederland(b)	0.26%	09/03/13	60,000	60,000,000
Rabobank Nederland(b)	0.40%	04/02/13	155,000	155,000,000
Royal Bank of Canada(b)(d)	0.36%	03/04/14	300,000	300,000,000
Svenska Handelsbanken A.B.(b)	0.22%	04/17/13	150,000	150,000,977
Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.16%	03/01/13	52,588	52,588,408
Toronto-Dominion Bank(b)	0.22%	08/13/13	60,600	60,600,000
Toronto-Dominion Bank(b)	0.23%	08/07/13	150,000	150,000,000
Toronto-Dominion Bank(b)	0.27%	05/20/13	115,000	115,000,000
Toronto-Dominion Bank(b)	0.32%	03/15/13	75,000	75,000,582
Total Certificates of Deposit (Cost $3,262,273,649)				3,262,273,649

Variable Rate Demand Notes–10.30%(e)
Credit Enhanced–10.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	06/01/29	850	850,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	10/01/33	7,465	7,465,000
Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	12/01/33	22,660	22,660,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.)(f)	0.12%	12/01/23	1,990	1,990,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago)(f)	0.11%	12/01/36	6,670	6,670,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.13%	02/01/31	8,535	8,535,000
Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(f)	0.17%	11/01/37	1,940	1,940,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/39	24,700	24,700,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/35	6,260	6,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	$1,850	$1,850,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	07/01/41	46,300	46,300,000
California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC)(b)(f)	0.08%	05/01/40	30,000	30,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	07/01/38	945	945,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.)(f)	0.09%	09/01/33	26,525	26,525,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/31	2,010	2,010,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/33	3,175	3,175,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/37	16,675	16,675,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/33	24,775	24,775,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	11/01/38	3,410	3,410,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/15	3,385	3,385,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.11%	03/01/34	8,400	8,400,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/39	6,865	6,865,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/30	28,080	28,080,000
Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(f)	0.16%	06/01/43	6,000	6,000,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.10%	06/15/25	7,040	7,040,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	09/01/36	3,645	3,645,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/36	9,800	9,800,000
Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	01/01/26	15,500	15,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	0.17%	11/01/30	1,765	1,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	$8,500	$8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.)(c)(f)	0.09%	07/01/24	12,260	12,260,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.11%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.13%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/01/24	1,000	1,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	03/01/30	39,800	39,800,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	12/01/34	7,010	7,010,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/37	13,385	13,385,000
Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	02/01/35	2,385	2,385,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.10%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/31	3,880	3,879,954
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.)(f)	0.12%	07/01/33	12,740	12,740,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/21	15,500	15,500,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/23	4,965	4,965,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(b)(f)	0.12%	01/01/18	5,345	5,345,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.)(f)	0.10%	06/01/19	12,035	12,035,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.11%	06/01/27	10,000	10,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	11/01/25	4,600	4,600,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	06/01/24	25,000	25,000,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.)(f)	0.12%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.)(c)(f)	0.13%	10/01/17	2,200	2,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.)(f)	0.13%	09/01/24	1,100	1,100,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/35	5,060	5,060,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/29	$3,100	$3,100,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(f)	0.20%	06/01/17	1,129	1,129,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/39	7,500	7,500,000
Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/32	17,600	17,600,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/01/15	450	450,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(f)	0.41%	11/01/24	100	100,000
Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.)(f)	0.10%	01/01/26	4,600	4,600,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	08/15/25	7,237	7,237,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(f)	0.12%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.)(f)	0.11%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.16%	05/01/42	2,570	2,570,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.12%	08/01/21	13,790	13,790,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.)(f)	0.11%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,360	18,360,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	11/01/37	5,700	5,700,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	3,970	3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.13%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	03/01/31	3,200	3,200,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/33	7,000	7,000,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.)(c)(f)	0.16%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	03/01/38	15,575	15,575,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.)(f)	0.12%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.)(f)	0.13%	11/01/14	3,400	3,400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.)(f)	0.13%	05/01/27	4,125	4,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.10%	04/15/30	$8,120	$8,120,000
Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	01/01/32	6,625	6,625,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,000	2,000,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/24	2,700	2,700,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/28	1,995	1,995,000
Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	07/01/46	26,400	26,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	0.19%	03/01/39	6,210	6,210,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	12/01/26	5,575	5,575,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/38	14,341	14,341,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	10/15/42	20,885	20,885,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.15%	11/15/39	8,000	8,000,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.11%	01/01/25	1,920	1,920,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.)(b)(f)	0.11%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	4,300	4,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/01/33	13,400	13,400,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.)(b)(c)(f)	0.11%	05/01/41	2,800	2,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.)(f)	0.11%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.11%	08/15/31	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(b)(f)	0.13%	07/01/38	$14,815	$14,815,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/36	7,575	7,574,652
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	425	424,804
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	07/01/38	3,650	3,650,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.)(b)(f)	0.11%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.09%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(f)	0.10%	12/01/29	20,410	20,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	04/01/32	14,200	14,200,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/36	1,925	1,925,000
North Carolina (State of) Capital Facilities Finance Agency (Saint Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.13%	09/01/27	4,405	4,405,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/27	3,120	3,120,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/29	2,160	2,160,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/17	6,820	6,820,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/28	900	900,000
Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	09/01/34	27,820	27,820,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	11/01/35	2,045	2,045,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	12/01/27	8,485	8,485,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.25%	12/01/27	1,760	1,760,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago)(f)	0.12%	09/01/36	3,770	3,770,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	7,400	7,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal)(b)(f)	0.10%	07/01/40	$18,500	$18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(f)	0.11%	07/01/32	4,135	4,135,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.)(f)	0.14%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.)(f)	0.17%	08/01/35	1,200	1,200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.)(c)(f)	0.13%	05/01/20	2,450	2,450,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(b)(f)	0.11%	12/01/38	53,175	53,175,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.)(f)	0.09%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.10%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.14%	09/01/32	4,575	4,575,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	11/01/27	1,625	1,625,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	0.25%	07/01/40	2,365	2,365,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	10/01/33	7,675	7,675,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	11/01/25	5,300	5,300,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	04/01/26	4,385	4,385,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.)(f)	0.10%	05/01/19	1,880	1,880,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.11%	11/15/35	7,565	7,564,954
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.)(f)	0.11%	11/01/32	33,235	33,235,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	03/01/28	4,802	4,802,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	5,600	5,600,000
St. James (Parish of), Lousiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	06/01/38	9,700	9,700,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.)(c)(f)	0.25%	10/01/21	6,120	6,120,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.10%	11/15/43	11,720	11,720,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	$4,970	$4,970,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG)(b)(f)	0.15%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.)(f)	0.10%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.12%	07/01/41	12,525	12,525,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.13%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	01/15/22	4,625	4,625,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(c)(f)	0.20%	07/01/26	1,610	1,610,000
Utah (State of) Associated Municipal Power Systems (Horse Butle Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal)(b)(f)	0.11%	09/01/32	9,000	9,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	12/01/31	3,985	3,985,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.10%	09/01/38	15,700	15,700,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.10%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	10/15/32	750	750,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.)(f)	0.10%	07/01/39	10,480	10,480,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	06/01/18	10,000	10,000,000
Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.12%	10/01/30	18,840	18,840,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.13%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.11%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.14%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.14%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.13%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(f)	0.10%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.13%	05/01/28	3,795	3,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/43	$15,000	$15,000,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.10%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.10%	09/15/20	2,780	2,780,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	12/01/38	3,715	3,715,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/15/34	44,100	44,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,800	9,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	06/01/39	9,190	9,190,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.21%	06/01/25	1,740	1,740,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC-Bank of Montreal)(b)(f)	0.10%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/36	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	12/01/33	26,000	26,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.13%	08/01/30	5,700	5,700,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	05/01/30	500	500,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.)(f)	0.20%	05/01/33	800	800,000
Total Variable Rate Demand Notes (Cost $2,074,718,364)				2,074,718,364

Other Bonds & Notes–5.98%
American Honda Finance Corp., Unsec. Notes(b)(c)(d)	0.33%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Global Notes	2.10%	01/07/14	5,000	5,067,454
JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.37%	06/07/13	200,000	200,000,000
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	02/28/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(b)(d)	0.75%	11/01/13	75,000	75,242,664
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(d)	0.34%	03/18/14	200,000	200,000,000
Unsec. Medium-Term Notes(d)	0.36%	03/20/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.39%	03/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,205,310,118)				1,205,310,118
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.77% (Cost $16,075,792,586)				16,075,792,586

			Repurchase Amount
Repurchase Agreements–20.78%(g)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	400,001,778	400,000,000
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(h)	0.15%	05/02/13	150,054,375	150,000,000
Bank of Montreal, Term agreement dated 01/07/13, maturing value $200,060,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,062,822; 2.35%-6.00%, 12/01/22-11/20/42)(h)	0.18%	03/08/13	200,060,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Joint term agreement dated 01/07/13, aggregate maturing value $300,066,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 2.17%-5.00%, 09/01/26-11/01/42)(h)	0.17%	04/08/13	$225,049,937	$225,000,000
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations valued at $52,500,000; 1.36%-6.88%, 04/14/14-05/15/35)(b)(i)	0.26%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.39%-5.73%, 12/01/18-09/01/44)	0.18%	03/01/13	500,002,500	500,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Mortgage-Backed securities & other instruments valued at $333,900,049; 0%-16.77%, 09/25/17-12/25/59)(b)(i)	0.41%	—	—	318,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	208,161,056	208,160,015
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $306,772,643 (collateralized by Mortgage-backed securities & other instruments valued at $334,706,528; 0%-9.38%, 02/15/22-08/15/56)	0.61%	04/04/13	306,772,643	305,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value $368,349,191 (collateralized by Mortgage-backed securities & other instruments valued at $404,747,974; 0%-7.00%, 03/25/16-12/12/49)(h)	0.56%	04/29/13	368,349,191	368,000,000
RBC Capital Markets Corp., Joint term agreement dated 01/11/13, aggregate maturing value $400,093,333 (collateralized by U.S. Government sponsored agency obligations valued at $409,105,293; 2.26%-4.50%, 06/01/36-02/01/43)(h)	0.14%	03/12/13	300,070,000	300,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value $250,052,500 (collateralized by Corporate obligations valued at $262,500,001; 0%-11.00%, 03/31/13-12/31/99)(b)(h)	0.27%	03/27/13	250,052,500	250,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	392,001,960	392,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.25%-4.25%, 11/15/14-02/15/23)	0.17%	03/01/13	100,000,472	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	325,001,444	325,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 1.56%-6.50%, 12/01/19-03/01/43)	0.18%	03/01/13	97,356,825	97,356,338
Total Repurchase Agreements (Cost $4,188,516,353)				4,188,516,353
TOTAL INVESTMENTS(j)(k)–100.55% (Cost $20,264,308,939)				20,264,308,939
OTHER ASSETS LESS LIABILITIES–(0.55)%				(110,811,721)
NET ASSETS–100.00%				$20,153,497,218

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.3%; Canada: 12.2%; Netherlands: 8.2%; Japan: 5.6%; France: 5.2%; other countries less than 5% each: 12.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $6,398,946,558, which represented 31.75% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
JPMorgan Chase Bank, N.A.	5.0%

Portfolio Composition by Maturity

In days, as of 2/28/13

1–7	39.3%
8–30	11.4
31–60	20.2
61–90	8.3
91–180	10.6
181+	10.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–52.96%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.58%
Atlantis One Funding Corp.(b)(c)	0.20%	03/01/13	$147,000	$147,000,000

Asset-Backed Securities–Fully Supported Bank–16.94%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.16%	03/01/13	100,000	100,000,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.19%	03/01/13	50,000	50,000,000
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	20,000	19,996,089
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/16/13	92,000	91,974,138
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.19%	03/13/13	38,000	37,997,593
Gemini Securitization Corp., LLC (CEP-Deutsche Bank AG)(b)(c)	0.24%	03/15/13	25,000	24,997,667
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/11/13	100,000	99,977,222
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	20,000	19,997,589
Matchpoint Master Trust (CEP-BNP Paribas)(b)(c)	0.22%	03/25/13	20,000	19,997,067
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	04/19/13	50,000	49,986,389
Working Capital Management LP (CEP-Mizuho Corporate Bank, Ltd.)(b)(c)	0.24%	03/05/13	29,200	29,199,221
				544,122,975

Asset-Backed Securities–Multi-Purpose–9.81%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.16%	03/06/13	65,000	64,998,556
Nieuw Amsterdam Receivables Corp.(b)(c)	0.17%	04/02/13	50,000	49,992,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/04/13	50,000	49,999,208
Regency Markets No. 1, LLC(b)(c)	0.18%	03/20/13	150,000	149,985,750
				314,975,958

Diversified Banks–17.65%
Caisse de Depots et Consignations(b)(c)	0.19%	03/04/13	20,000	19,999,683
Caisse de Depots et Consignations(b)(c)	0.19%	03/05/13	100,000	99,997,889
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/08/13	100,000	99,996,500
Oversea-Chinese Banking Corp. Ltd.(c)	0.18%	03/11/13	47,000	46,997,650
Societe Generale North America, Inc.(c)	0.25%	04/12/13	150,000	149,957,125
Sumitomo Mitsui Banking Corp.(b)(c)	0.19%	03/04/13	150,000	149,997,625
				566,946,472

Diversified Capital Markets–2.07%
Deutsche Bank Financial LLC(c)	0.20%	04/09/13	66,500	66,485,592

Regional Banks–1.91%
ANZ National (Int’l) Ltd.(b)(c)	0.15%	03/13/13	19,500	19,499,025
Commonwealth Bank of Australia(b)(c)	0.16%	03/15/13	41,816	41,813,398
				61,312,423
Total Commercial Paper (Cost $1,700,843,420)				1,700,843,420

Certificates of Deposit–14.54%
Bank of Montreal(c)	0.18%	03/11/13	130,000	130,000,000
Citibank, N.A.	0.19%	03/18/13	30,000	30,000,000
Mizuho Corporate Bank, Ltd.(c)	0.21%	03/01/13	120,000	120,000,000
Norinchukin Bank (The)(c)	0.17%	03/06/13	62,000	62,000,000
Norinchukin Bank (The)(c)	0.20%	04/05/13	55,000	55,000,000
Swedbank AB(c)	0.18%	03/14/13	70,000	70,000,000
Total Certificates of Deposit (Cost $467,000,000)				467,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–12.30%(d)
Credit Enhanced–12.30%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(e)	0.20%	06/01/29	$2,500	$2,500,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.)(b)(e)	0.13%	10/01/25	3,490	3,490,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(e)	0.12%	11/01/40	6,700	6,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.)(e)	0.09%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(e)	0.11%	03/01/34	2,000	2,000,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	31,500	31,500,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(e)	0.11%	12/01/28	5,655	5,655,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(e)	0.12%	01/01/18	7,370	7,370,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(e)	0.11%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(e)	0.11%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	08/01/28	12,175	12,175,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	08/15/25	3,000	3,000,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.10%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(e)	0.09%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/30	19,670	19,670,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	10/15/38	17,985	17,985,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.10%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/35	5,590	5,590,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(c)(e)	0.13%	07/01/38	13,055	13,055,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.11%	02/15/34	3,695	3,695,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(e)	0.11%	01/01/18	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.)(e)	0.10%	04/01/32	$5,600	$5,600,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(e)	0.11%	04/01/32	2,345	2,345,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(e)	0.13%	09/01/27	2,935	2,935,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.)(e)	0.13%	06/01/23	5,970	5,970,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.14%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.)(e)	0.13%	05/01/34	3,000	3,000,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC)(c)(e)	0.11%	12/01/38	20,750	20,750,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce)(c)(e)	0.11%	03/01/36	11,000	11,000,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	11/01/25	3,100	3,100,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.11%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/33	17,855	17,855,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	06/01/30	11,100	11,100,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(e)	0.11%	06/01/35	5,680	5,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	7,000	7,000,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.13%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.11%	03/01/36	5,900	5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.12%	05/01/30	2,500	2,500,000
Total Variable Rate Demand Notes (Cost $395,130,000)				395,130,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.80% (Cost $2,562,973,420)				2,562,973,420

			Repurchase Amount

Repurchase Agreements–20.20%(f)
Bank of Montreal, Joint term agreement dated 02/01/13, aggregate maturing value of $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(g)	0.15%	05/02/13	25,009,062	25,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Asset-backed securities valued at $52,500,571; 0.54%-0.91%, 04/12/39-09/07/41)(c)(h)	0.41%	—	—	50,000,000
HSBC Securities (USA) Inc., Joint agreement dated 02/28/13, aggregate maturing value of $600,003,167 (collateralized by U.S. Government sponsored agency obligations valued at $612,003,894; 2.50%-6.50%, 04/01/17-03/01/43)	0.19%	03/01/13	150,000,792	150,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 01/16/13, maturing value of $45,261,538 (collateralized by Asset-backed securities & other instruments valued at $48,763,229; 0%-13.63%, 03/31/16-04/15/47)	0.61%	04/04/13	45,261,538	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value of $55,052,189 (collateralized by Asset-backed securities & other instruments valued at $60,184,305; 0%-8.50%, 10/08/14-04/15/47)(g)	0.56%	04/29/13	55,052,189	55,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.50%-3.50%, 05/01/42-01/01/43)	0.17%	03/01/13	$23,586,611	$23,586,500
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 3.50%-4.00%, 01/01/42-05/01/42)	0.18%	03/01/13	150,000,750	150,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value of $100,004,472 (collateralized by Municipal obligations & other instruments valued at $105,000,001; 0%-6.35%, 07/29/13-07/01/57)(c)(g)	0.23%	03/06/13	100,004,472	100,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)	0.18%	03/01/13	50,000,250	50,000,000
Total Repurchase Agreements (Cost $648,586,500)				648,586,500
TOTAL INVESTMENTS(i)(j)–100.00% (Cost $3,211,559,920)				3,211,559,920
OTHER ASSETS LESS LIABILITIES–0.00%				67,021
NET ASSETS–100.00%				$3,211,626,941

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing

PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $1,340,896,553, which represented 41.75% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 17.6%; United Kingdom: 11.2%; Netherlands: 9.7%; France: 9.0%; Canada: 7.5%; other countries less than 5% each: 17.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Entity	Percentage
Lloyds TSB Bank PLC	5.1%

Portfolio Composition by Maturity

In days, as of 2/28/13

1-7	57.4%
8-30	21.5
31-60	21.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–49.68%
U.S. Treasury Bills–42.41%(a)
U.S. Treasury Bills	0.07%	04/04/13	$150,000	$149,990,083
U.S. Treasury Bills	0.14%	04/04/13	200,000	199,973,867
U.S. Treasury Bills	0.15%	04/11/13	245,000	244,959,262
U.S. Treasury Bills	0.10%	04/18/13	400,000	399,949,333
U.S. Treasury Bills	0.15%	04/18/13	250,000	249,950,834
U.S. Treasury Bills	0.07%	04/25/13	300,000	299,967,917
U.S. Treasury Bills	0.13%	04/25/13	300,000	299,940,417
U.S. Treasury Bills	0.15%	04/25/13	250,000	249,944,236
U.S. Treasury Bills	0.09%	05/02/13	340,000	339,950,228
U.S. Treasury Bills	0.15%	05/02/13	245,000	244,935,864
U.S. Treasury Bills	0.07%	05/09/13	350,000	349,953,042
U.S. Treasury Bills	0.14%	05/09/13	250,000	249,931,479
U.S. Treasury Bills	0.08%	05/16/13	400,000	399,930,333
U.S. Treasury Bills	0.11%	05/16/13	100,000	99,977,834
U.S. Treasury Bills	0.12%	05/23/13	500,000	499,861,667
U.S. Treasury Bills	0.14%	05/23/13	150,000	149,952,621
U.S. Treasury Bills	0.13%	05/30/13	400,000	399,874,000
U.S. Treasury Bills	0.14%	05/30/13	290,000	289,896,325
U.S. Treasury Bills	0.11%	07/05/13	250,000	249,903,750
U.S. Treasury Bills	0.10%	07/11/13	300,000	299,888,900
U.S. Treasury Bills	0.11%	07/18/13	300,000	299,878,375
U.S. Treasury Bills	0.10%	07/25/13	300,000	299,878,333
U.S. Treasury Bills	0.11%	07/25/13	250,000	249,892,528
U.S. Treasury Bills	0.11%	08/01/13	300,000	299,866,125
U.S. Treasury Bills	0.11%	08/08/13	300,000	299,852,000
U.S. Treasury Bills	0.12%	08/15/13	300,000	299,839,958
U.S. Treasury Bills	0.13%	08/29/13	300,000	299,802,408
				7,717,741,719

U.S. Treasury Notes–7.27%
U.S. Treasury Notes	1.75%	04/15/13	320,000	320,630,776
U.S. Treasury Notes	1.38%	05/15/13	500,000	501,285,141
U.S. Treasury Notes	0.75%	08/15/13	250,000	250,698,940
U.S. Treasury Notes	0.25%	10/31/13	250,000	250,137,402
				1,322,752,259
Total U.S. Treasury Securities (Cost $9,040,493,978)				9,040,493,978
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.68% (Cost $9,040,493,978)				9,040,493,978

			Repurchase Amount
Repurchase Agreements–50.31%(b)
Bank of Montreal, Term agreement dated 02/14/13, maturing value of $500,093,194 (collateralized by U.S. Treasury obligations valued at $510,000,106; 0.63%-2.75%, 03/31/14-11/30/17)(c)	0.11%	04/16/13	500,093,194	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 02/27/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.63%-1.50%, 07/31/16-02/28/18)(c)	0.10%	04/29/13	$250,042,361	$250,000,000
Barclays Capital Inc., Agreement dated 02/28/13, maturing value of $285,001,267 (collateralized by U.S. Treasury obligation valued at $290,700,063; 0.25%, 06/30/14)	0.16%	03/01/13	285,001,267	285,000,000
Barclays Capital Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,016; 0.25%-3.13%, 08/31/13-11/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/13, maturing value of $280,001,244 (collateralized by U.S. Treasury obligations valued at $285,600,084; 0.88%-2.25%, 04/30/17-07/31/18)	0.16%	03/01/13	280,001,244	280,000,000
BNP Paribas Securities Corp., Term agreement dated 01/28/13, maturing value of $500,103,889 (collateralized by U.S. Treasury obligations valued at $510,000,080; 1.25%-1.88%, 07/15/19-07/15/20)	0.11%	04/29/13	500,103,889	500,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $500,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,062; 1.25%-3.88%, 07/15/20-04/15/29)	0.10%	04/15/13	500,075,000	500,000,000
CIBC World Markets Corp., Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,002,142; 0.25%-5.38%, 03/15/14-02/15/43)	0.16%	03/01/13	200,000,889	200,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-6.38%, 04/30/14-08/15/42)	0.16%	03/01/13	500,002,222	500,000,000
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $500,008,750 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-7.13%, 05/31/13-02/15/41)(c)	0.09%	03/06/13	500,008,750	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,034; 0.25%-4.25%, 05/15/13-09/15/15)	0.16%	03/01/13	500,002,222	500,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 02/28/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,479; 0%, 11/15/37-05/15/40)	0.16%	03/01/13	100,000,444	100,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	43,991,812	43,991,592
Deutsche Bank Securities Inc., Term agreement dated 01/07/13, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0.38%-6.38%, 08/31/13-04/15/32)(c)	0.15%	04/08/13	500,189,583	500,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,199; 0.13%-2.00%, 07/31/17-02/15/23)	0.16%	03/01/13	500,002,222	500,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $200,000,778 (collateralized by U.S. Treasury obligation valued at $204,000,045; 0.63%, 02/15/43)	0.14%	03/01/13	200,000,778	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/13, maturing value of $31,816,483 (collateralized by U.S. Treasury obligation valued at $32,452,747; 0%, 08/22/13)	0.14%	03/01/13	31,816,483	31,816,359
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/07/13, maturing value of $500,175,000 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.25%-2.50%, 03/31/14-07/15/16)(c)	0.14%	05/08/13	500,175,000	500,000,000
Morgan Stanley, Agreement dated 02/28/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,029; 1.25%, 03/15/14)	0.16%	03/01/13	200,000,089	200,000,000
RBC Capital Markets Corp., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.25%-4.13%, 02/15/14-08/15/22)	0.16%	03/01/13	500,002,222	500,000,000
RBC Capital Markets Corp., Term agreement dated 02/13/13, maturing value of $250,042,361 (collateralized by U.S. Treasury obligations valued at $255,000,060; 0%-4.50%, 04/15/13-04/15/29)(c)	0.10%	04/15/13	250,042,361	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBS Securities Inc., Agreement dated 02/28/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,433; 1.25%-2.00%, 04/15/14-07/15/20)	0.16%	03/01/13	$500,002,222	$500,000,000
RBS Securities Inc., Term agreement dated 01/31/13, maturing value of $300,082,500 (collateralized by U.S. Treasury obligations valued at $306,004,182; 0.13%-2.00%, 01/15/14-01/15/22)(c)	0.11%	05/01/13	300,082,500	300,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $480,002,133 (collateralized by U.S. Treasury obligations valued at $489,600,030; 0.13%-3.88%, 04/15/15-04/15/29)	0.16%	03/01/13	415,001,844	415,000,000
Societe Generale, Term agreement dated 02/26/13, maturing value of $500,007,778 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0.13%-2.50%, 01/15/14-01/15/29)(c)	0.08%	03/05/13	500,007,778	500,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	100,000,444	100,000,000
Total Repurchase Agreements (Cost $9,155,807,951)				9,155,807,951
TOTAL INVESTMENTS(d)–99.99% (Cost $18,196,301,929)				18,196,301,929
OTHER ASSETS LESS LIABILITIES–0.01%				2,411,244
NET ASSETS–100.00%				$18,198,713,173

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	50.3%
8–30	0.0
31–60	13.3
61–90	15.6
91–180	17.8
181+	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–54.43%
Federal Farm Credit Bank (FFCB)–5.39%
Bonds(a)	0.20%	04/02/13	$50,000	$50,000,000
Bonds(a)	0.18%	03/08/13	50,000	49,999,805
Bonds(a)	0.30%	05/03/13	20,000	20,003,157
Unsec. Bonds(a)	0.20%	07/02/13	54,000	54,005,841
Unsec. Bonds(a)	0.18%	01/14/14	25,000	24,997,793
Unsec. Notes(a)	0.13%	07/24/13	80,000	80,000,000
Unsec. Notes(a)	0.15%	01/14/14	75,000	74,993,249
				353,999,845

Federal Home Loan Bank (FHLB)–27.46%
Unsec. Bonds(a)	0.06%	04/09/13	60,000	60,000,000
Unsec. Bonds(a)	0.14%	04/18/13	65,000	65,000,000
Unsec. Bonds	0.23%	04/22/13	50,000	50,004,935
Unsec. Bonds(a)	0.16%	04/25/13	65,000	64,999,034
Unsec. Bonds	0.25%	07/17/13	50,000	49,999,376
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,472
Unsec. Bonds (a)	0.16%	02/05/14	75,000	75,000,000
Unsec. Disc. Notes(b)	0.16%	04/05/13	50,000	49,992,465
Unsec. Disc. Notes (b)	0.11%	04/05/13	50,000	49,994,896
Unsec. Disc. Notes(b)	0.16%	04/12/13	50,000	49,990,958
Unsec. Disc. Notes(b)	0.17%	04/17/13	50,000	49,988,903
Unsec. Disc. Notes(b)	0.17%	04/19/13	50,000	49,988,430
Unsec. Disc. Notes(b)	0.09%	04/24/13	75,000	74,990,437
Unsec. Disc. Notes(b)	0.13%	04/26/13	65,000	64,987,361
Unsec. Disc. Notes(b)	0.16%	05/08/13	50,000	49,984,889
Unsec. Disc. Notes(b)	0.13%	05/22/13	50,000	49,984,853
Unsec. Disc. Notes(b)	0.16%	05/24/13	100,000	99,962,667
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,979,975
Unsec. Disc. Notes(b)	0.11%	07/19/13	50,000	49,978,611
Unsec. Global Bonds	0.11%	07/17/13	50,000	49,995,783
Unsec. Global Bonds (a)	0.14%	07/25/13	80,000	80,000,000
Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,996,778
Unsec. Global Bonds	0.12%	08/13/13	50,000	49,990,670
Unsec. Global Bonds(a)	0.21%	04/04/14	80,000	79,986,683
Unsec. Global Notes(a)	0.16%	04/25/13	75,000	75,001,058
Unsec. Global Notes(a)	0.15%	05/28/13	75,000	74,998,739
Unsec. Global Notes(a)	0.17%	06/04/13	75,000	74,998,030
Unsec. Global Notes (a)	0.16%	02/28/14	60,000	59,991,171
Unsec. Notes(a)	0.14%	09/10/13	75,000	74,983,846
				1,804,770,020

Federal Home Loan Mortgage Corp. (FHLMC)–7.35%
Unsec. Disc. Notes(b)	0.16%	04/01/13	75,000	74,989,667
Unsec. Disc. Notes(b)	0.15%	04/08/13	50,000	49,991,872
Unsec. Disc. Notes(b)	0.13%	04/16/13	58,150	58,140,712
Unsec. Disc. Notes(b)	0.16%	04/18/13	50,000	49,989,334
Unsec. Disc. Notes(b)	0.16%	04/24/13	50,000	49,988,000
Unsec. Disc. Notes(b)	0.10%	05/06/13	50,000	49,991,292
Unsec. Disc. Notes(b)	0.10%	05/14/13	50,000	49,989,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(b)	0.14%	07/09/13	$50,000	$49,974,722
Unsec. Disc. Notes(b)	0.11%	07/15/13	50,000	49,979,222
				483,034,543

Federal National Mortgage Association (FNMA)–13.47%
Unsec. Disc. Notes(b)	0.15%	03/20/13	70,000	69,994,458
Unsec. Disc. Notes(b)	0.12%	04/17/13	100,000	99,984,333
Unsec. Disc. Notes(b)	0.17%	04/24/13	50,000	49,987,625
Unsec. Disc. Notes(b)	0.17%	05/08/13	50,000	49,983,945
Unsec. Disc. Notes(b)	0.16%	05/22/13	50,000	49,981,778
Unsec. Disc. Notes(b)	0.16%	05/29/13	50,000	49,980,222
Unsec. Disc. Notes(b)	0.10%	06/03/13	50,000	49,986,945
Unsec. Disc. Notes(b)	0.13%	06/10/13	50,000	49,981,483
Unsec. Disc. Notes(b)	0.10%	06/10/13	50,000	49,985,973
Unsec. Disc. Notes(b)	0.11%	07/01/13	60,000	59,977,633
Unsec. Disc. Notes(b)	0.14%	07/02/13	50,000	49,976,083
Unsec. Disc. Notes(b)	0.11%	07/17/13	50,000	49,978,917
Unsec. Disc. Notes(b)	0.11%	07/22/13	50,000	49,978,153
Unsec. Disc. Notes(b)	0.11%	07/25/13	55,000	54,975,464
Unsec. Disc. Notes(b)	0.15%	09/03/13	50,000	49,961,250
Unsec. Global Notes	1.75%	05/07/13	50,000	50,145,873
				884,860,135

Overseas Private Investment Corp. (OPIC)–0.76%
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	50,000	50,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,576,664,543)				3,576,664,543

U.S. Treasury Securities–4.64%
U.S. Treasury Bills–4.64%(b)
U.S. Treasury Bills	0.14%	04/04/13	75,000	74,990,083
U.S. Treasury Bills	0.13%	04/25/13	75,000	74,985,104
U.S. Treasury Bills	0.07%	05/09/13	50,000	49,993,292
U.S. Treasury Bills	0.11%	07/25/13	50,000	49,978,708
U.S. Treasury Bills	0.11%	08/01/13	55,000	54,975,223
Total U.S. Treasury Securities (Cost $304,922,410)				304,922,410
TOTAL INVESTMENTS (excluding Repurchase Agreements)–59.07% (Cost $3,881,586,953)				3,881,586,953

			Repurchase Amount
Repurchase Agreements–40.94%(d)
Bank of Montreal, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-2.75%, 12/31/13-02/15/19)	0.16%	03/01/13	100,000,444	100,000,000
Bank of Montreal, Joint term agreement dated 02/25/13, aggregate maturing value of $300,060,000 (collateralized by U.S. Treasury obligations valued at $306,000,064; 0.25%-3.13%, 02/28/14-02/15/43)(e)	0.12%	04/26/13	250,050,000	250,000,000
BMO Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,962; 0%-0.3%, 05/16/13-03/26/15)	0.17%	03/01/13	35,001,165	35,000,000
BNP Paribas Securities Corp., Term agreement dated 02/13/13, maturing value of $250,037,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,207; 0.45%-3.30%, 12/28/15-08/08/35)(e)	0.10%	04/15/13	250,037,500	250,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/13, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,217; 0%-7.10%, 03/20/13-04/01/56)	0.18%	03/01/13	185,000,925	185,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 02/27/13, maturing value of $250,004,861 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,850; 0%-6.63%, 03/08/13-04/01/56)(e)	0.10%	03/06/13	$250,004,861	$250,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/13, maturing value of $250,001,181 (collateralized by U.S. Treasury obligation valued at $255,000,003; 2%, 01/15/14)	0.17%	03/01/13	250,001,181	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	74,463,053	74,462,681
Deutsche Bank Securities Inc., Joint term agreement dated 01/07/13, aggregate maturing value of $350,141,556 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,353; 0%-6.75%, 03/08/13-06/12/37)(e)	0.16%	04/08/13	275,111,222	275,000,000
Goldman, Sachs & Co., Agreement dated 02/28/13, maturing value $300,001,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,167; 0%-3.00%, 05/20/13-01/18/28)	0.18%	03/01/13	300,001,500	300,000,000
RBS Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,003,201; 0%-9.38%, 07/15/13-04/15/30)	0.17%	03/01/13	330,001,558	330,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $100,000,472 (collateralized by U.S. Government sponsored agency obligation valued at $102,000,608; 0%, 01/15/21)	0.17%	03/01/13	15,384,776	15,384,703
Societe Generale, Term agreement dated 02/26/13, maturing value of $300,005,250 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,430; 0%-6.25%, 03/21/13-07/15/37)(e)	0.09%	03/05/13	300,005,250	300,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0%-0.88%, 05/16/13-01/31/18)	0.16%	03/01/13	75,000,333	75,000,000
Total Repurchase Agreements (Cost $2,689,847,384)				2,689,847,384
TOTAL INVESTMENTS(f)–100.01% (Cost $6,571,434,337)				6,571,434,337
OTHER ASSETS LESS LIABILITIES -(0.01)%				(545,134)
NET ASSETS–100.00%				$6,570,889,203

Investment Abbreviations:

COP	— Certificates of Participation
Disc.	— Discounted
Gtd.	— Guaranteed

Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	41.7%
8–30	1.8
31–60	20.4
61–90	10.6
91–180	18.1
181+	7.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–69.77%
Federal Farm Credit Bank (FFCB)–14.94%
Bonds(a)	0.18%	03/08/13	$10,000	$9,999,961
Bonds(a)	0.30%	04/11/13	15,000	15,001,702
Bonds(a)	0.18%	06/04/13	14,400	14,399,429
Disc. Notes(b)	0.01%	03/01/13	25,000	25,000,000
Disc. Notes(b)	0.05%	03/11/13	18,000	17,999,750
Disc. Notes(b)	0.10%	05/20/13	15,000	14,996,667
Disc. Notes(b)	0.10%	07/18/13	15,000	14,994,208
Sr. Unsec. Notes(a)	0.17%	04/17/13	18,300	18,301,273
Unsec. Notes(a)	0.18%	08/26/13	15,000	15,000,000
Unsec. Notes(a)	0.15%	01/14/14	5,000	4,999,550
				150,692,540

Federal Home Loan Bank (FHLB)–52.35%
Unsec. Bonds(a)	0.06%	04/09/13	15,000	15,000,000
Unsec. Bonds(a)	0.14%	04/18/13	15,000	15,000,000
Unsec. Bonds	0.23%	04/22/13	12,000	12,001,184
Unsec. Bonds(a)	0.16%	04/25/13	10,000	9,999,851
Unsec. Disc. Notes(b)	0.00%	03/01/13	17,359	17,359,000
Unsec. Disc. Notes(b)	0.06%	03/08/13	5,995	5,994,936
Unsec. Disc. Notes(b)	0.09%	03/13/13	30,000	29,999,100
Unsec. Disc. Notes(b)	0.07%	03/15/13	16,500	16,499,583
Unsec. Disc. Notes(b)	0.10%	03/15/13	25,000	24,999,028
Unsec. Disc. Notes(b)	0.11%	03/15/13	24,592	24,590,948
Unsec. Disc. Notes(b)	0.12%	03/20/13	25,000	24,998,417
Unsec. Disc. Notes(b)	0.12%	03/27/13	25,000	24,997,833
Unsec. Disc. Notes(b)	0.07%	04/03/13	20,000	19,998,717
Unsec. Disc. Notes(b)	0.11%	04/05/13	11,600	11,598,759
Unsec. Disc. Notes(b)	0.08%	04/17/13	12,500	12,498,694
Unsec. Disc. Notes(b)	0.11%	04/17/13	15,000	14,997,846
Unsec. Disc. Notes(b)	0.08%	04/19/13	30,000	29,996,733
Unsec. Disc. Notes(b)	0.08%	05/01/13	40,000	39,994,578
Unsec. Disc. Notes(b)	0.10%	05/02/13	15,000	14,997,417
Unsec. Disc. Notes(b)	0.08%	05/03/13	24,750	24,746,483
Unsec. Disc. Notes(b)	0.16%	05/03/13	10,000	9,997,200
Unsec. Disc. Notes(b)	0.09%	05/08/13	15,000	14,997,450
Unsec. Disc. Notes(b)	0.13%	05/08/13	15,000	14,996,458
Unsec. Disc. Notes(b)	0.10%	05/15/13	8,945	8,943,136
Unsec. Disc. Notes(b)	0.11%	05/15/13	15,000	14,996,563
Unsec. Disc. Notes(b)	0.10%	06/12/13	15,000	14,995,708
Unsec. Disc. Notes(b)	0.10%	07/05/13	6,500	6,497,725
Unsec. Disc. Notes(b)	0.13%	08/09/13	12,500	12,492,733
Unsec. Global Notes(a)	0.16%	04/25/13	15,000	15,000,212
Unsec. Global Notes(a)	0.17%	06/04/13	15,000	14,999,606
Unsec. Notes(a)	0.14%	09/10/13	10,000	9,997,846
				528,183,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee Valley Authority (TVA)–2.48%
Unsec. Disc. Notes(b)	0.09%	03/14/13	$25,000	$24,999,233
Total U.S. Government Sponsored Agency Securities (Cost $703,875,517)				703,875,517

U.S. Treasury Securities–30.23%
U.S. Treasury Bills–29.24%(b)
U.S. Treasury Bills	0.09%	03/14/13	25,000	24,999,187
U.S. Treasury Bills	0.11%	03/21/13	20,000	19,998,778
U.S. Treasury Bills	0.10%	03/28/13	25,000	24,998,125
U.S. Treasury Bills	0.05%	04/04/13	15,000	14,999,277
U.S. Treasury Bills	0.06%	04/11/13	15,000	14,999,060
U.S. Treasury Bills	0.06%	04/18/13	15,000	14,998,800
U.S. Treasury Bills	0.10%	04/18/13	20,000	19,997,467
U.S. Treasury Bills	0.06%	04/25/13	15,000	14,998,740
U.S. Treasury Bills	0.13%	04/25/13	50,000	49,990,069
U.S. Treasury Bills	0.10%	05/02/13	15,000	14,997,417
U.S. Treasury Bills	0.12%	05/23/13	20,000	19,994,467
U.S. Treasury Bills	0.12%	05/30/13	15,000	14,995,688
U.S. Treasury Bills	0.11%	07/25/13	15,000	14,993,612
U.S. Treasury Bills	0.10%	08/01/13	15,000	14,993,625
U.S. Treasury Bills	0.13%	08/29/13	15,000	14,990,196
				294,944,508

U.S. Treasury Notes–0.99%
U.S. Treasury Notes	1.75%	04/15/13	10,000	10,019,718
Total U.S. Treasury Securities (Cost $304,964,226)				304,964,226
TOTAL INVESTMENTS(c)–100.00% (Cost $1,008,839,743)				1,008,839,743
OTHER ASSETS LESS LIABILITIES–(0.00)%				(37,327)
NET ASSETS–100.00%				$1,008,802,416

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured
Sr.	– Senior

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/13

1–7	4.2%
8–30	27.3
31–60	32.7
61–90	19.2
91–180	13.7
181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

February 28, 2013

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.08%
Alabama–0.46%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$1,000	$1,044,660
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	04/01/28	3,000	3,000,000
				4,044,660

Alaska–0.15%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,292,750

Arizona–2.34%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.14%	08/01/15	7,440	7,440,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.14%	12/01/37	13,195	13,195,000
				20,635,000

Colorado–3.04%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	07/01/34	2,025	2,025,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA)(c)	0.11%	02/15/28	2,100	2,100,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.31%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	07/01/21	4,280	4,280,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC-U.S. Bank, N.A.)(c)(d)	0.12%	12/01/38	2,100	2,100,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas)(c)(d)(e)	0.75%	12/01/30	6,950	6,950,000
				26,740,000

District of Columbia–0.58%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.27%	01/01/29	5,105	5,105,000

Florida–4.59%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)(c)	0.11%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.12%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	04/01/20	2,525	2,525,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	07/01/32	13,000	13,000,000
St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	06/01/33	10,500	10,500,000
				40,415,000

Georgia–2.88%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	01/01/21	4,815	4,815,000
Georgia (State of); Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	8,500	8,537,817
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)	0.12%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	11/15/32	$3,920	$3,920,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)(c)(f)	0.11%	08/01/24	3,950	3,950,000
				25,322,817

Hawaii–2.84%
Hawai’i Pacific Health (Department of Budget and Finance of the State of Hawai’i); Series 2004 B, VRD Special Purpose RB (LOC-JP Morgan Chase Bank, N.A.)(c)(d)	0.13%	07/01/33	25,000	25,000,000

Idaho–0.69%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,035,126

Illinois–8.95%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada)(c)(d)(e)	0.11%	01/01/37	5,000	5,000,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/36	6,940	6,940,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.11%	03/01/30	14,845	14,845,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,004,974
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.)(c)(d)	0.11%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.21%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.)(c)(d)	0.11%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(c)	0.09%	12/01/46	2,000	2,000,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	06/01/37	7,975	7,975,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(c)(d)(f)	0.13%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago)(c)(d)	0.41%	11/01/24	980	980,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	08/15/25	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.)(c)(d)	0.12%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,378,677
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/15/22	4,300	4,300,000
				78,813,651

Indiana–5.03%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	04/01/36	7,150	7,150,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.21%	08/01/37	2,425	2,425,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	12/01/23	3,545	3,545,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/32	9,230	9,230,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia)(c)(d)(e)	0.11%	06/01/40	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	02/01/25	1,835	1,835,000
Indiana University; Series 2012 V-1, Ref. Tax Exempt Student Fee RB	2.50%	08/01/13	1,520	1,534,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/38	$14,000	$14,000,000
Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,550,343
				44,269,676

Iowa–0.43%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)(c)	0.10%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/16/13	1,800	1,806,162
				3,806,162

Kansas–0.51%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)(c)(f)	0.11%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,014,016
				4,514,016

Kentucky–1.67%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/30	14,700	14,700,000

Maryland–2.07%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	5,000	5,064,997
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,112,831
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/32	4,970	4,970,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/28	2,075	2,075,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.11%	07/01/33	4,990	4,990,000
				18,212,828

Massachusetts–1.10%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	09/01/38	4,600	4,600,000
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.10%	04/01/28	5,050	5,050,000
				9,650,000

Michigan–2.80%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.12%	08/15/32	1,615	1,615,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/31	600	600,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,272,934
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	04/01/22	6,570	6,570,000
				24,672,934

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.13%	04/01/37	5,835	5,835,000
Minnesota (State of); Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/13	1,000	1,020,283
				6,855,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–1.02%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.10%	12/01/30	$1,000	$1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	04/01/37	8,000	8,000,000
				9,000,000

Missouri–2.67%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.)(c)(d)	0.26%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP-FNMA)(c)	0.10%	11/15/26	1,650	1,650,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC-FHLB of Des Moines)(c)(d)	0.11%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.14%	12/01/27	14,500	14,500,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.)(c)(d)(f)	0.12%	12/01/15	3,950	3,950,000
				23,515,000

New Hampshire–2.44%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.11%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	10/01/33	14,465	14,465,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(c)(d)	0.11%	09/01/37	980	980,000
				21,445,000

New Mexico–0.55%
Bernalillo (County of); Series 2013, Unlimited Tax GO Bonds	3.00%	08/15/13	1,100	1,113,035
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	3,690	3,690,000
				4,803,035

New York–4.11%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	10/01/32	7,710	7,710,000
Metropolitan Transportation Authority (Dedicated Tax Fund); Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.09%	11/01/31	3,485	3,485,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.)(c)(d)	0.10%	12/01/29	25,000	25,000,000
				36,195,000

North Carolina–1.74%
North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,000,000
North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.11%	12/01/36	9,300	9,300,000
Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,000,000
Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,009,508
				15,309,508

Ohio–6.88%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.11%	01/01/37	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Middletown (City of) (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.15%	11/15/39	$11,000	$11,000,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	05/01/26	4,450	4,450,000
Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	11/01/27	13,000	13,000,000
				60,550,000

Oregon–0.36%
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,158,175

Pennsylvania–13.75%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (c)(d)(e)	0.10%	05/15/37	32,750	32,750,000
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia)(c)(d)(e)	0.12%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(c)(d)	0.10%	03/01/30	11,820	11,820,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	09/01/18	2,305	2,305,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.06%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	10/15/25	7,390	7,390,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(c)(d)	0.12%	09/01/28	7,625	7,625,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(d)(e)	0.13%	07/01/38	30,000	30,000,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.14%	04/01/20	1,800	1,800,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	07/01/26	6,985	6,985,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(c)(d)	0.13%	12/01/24	6,915	6,915,000
				121,090,000

Rhode Island–2.04%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.14%	09/01/37	18,000	18,000,000

Tennessee–1.55%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(c)	0.11%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	1,000	1,027,813
Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,285,196
				13,688,009

Texas–8.02%
Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.14%	04/12/13	7,000	7,000,000
Series 2009 H-2, GO Commercial Paper Notes	0.15%	04/05/13	5,000	5,000,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,045,602
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	919,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)(c)	0.13%	02/15/27	$7,760	$7,760,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(c)	0.11%	05/01/42	13,690	13,690,000
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	16,500	16,689,602
				70,604,956

Utah–1.66%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.21%	06/01/21	2,500	2,500,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	9,000	9,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(c)	0.16%	04/01/42	3,125	3,125,000
				14,625,000

Vermont–0.19%
Vermont (State of); Series 2012 F, Unlimited Tax GO Bonds	2.00%	08/15/13	1,660	1,673,669

Virginia–1.55%
Fredericksburg (City of); Series 2011 A, Unlimited Tax GO Bonds	4.00%	07/15/13	1,540	1,561,884
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.13%	08/01/32	7,800	7,800,000
Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.16%	12/01/34	1,570	1,570,000
Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,000,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)(c)	0.17%	12/01/19	740	740,000
				13,671,884

Washington–1.31%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC-Bank of New York Mellon)(c)(d)	0.11%	04/01/36	11,000	11,000,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(c)	0.10%	11/01/25	500	500,000
				11,500,000

West Virginia–0.75%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(c)(d)	0.12%	01/01/34	6,600	6,600,000

Wisconsin–5.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(c)(d)	0.11%	10/01/42	5,220	5,220,000
Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(c)(d)	0.11%	09/01/40	6,040	6,040,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	06/01/37	4,890	4,890,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)(f)	0.28%	07/01/14	730	730,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.13%	12/01/32	8,805	8,805,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.21%	08/15/34	2,000	2,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.12%	05/01/30	19,300	19,300,000
				46,985,000

Wyoming–3.24%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	5,460	5,460,000
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)(c)(d)(e)	0.12%	01/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.12%	11/01/24	$13,060	$13,060,000
				28,520,000
TOTAL INVESTMENTS(h)(i)–100.08% (Cost $881,019,139)				881,019,139
OTHER ASSETS LESS LIABILITIES–(0.08)%				(664,042)
NET ASSETS–100.00%				$880,355,097

Investment Abbreviations:

BAN	–	Bond Anticipation Notes
CEP	–	Credit Enhancement Provider
Ctfs.	–	Certificates
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GO	–	General Obligation
IDR	–	Industrial Development Revenue Bonds
LOC	–	Letter of Credit
MFH	–	Multi-Family Housing

PCR	–	Pollution Control Revenue Bonds
PUTTERs	–	Putable Tax-Exempt Receipts
RAN	–	Revenue Anticipation Notes
RB	–	Revenue Bonds
Ref.	–	Refunding
Sr.	–	Senior
TAN	–	Tax Anticipation Notes
TRAN	–	Tax and Revenue Anticipation Notes
VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: countries less than 5% each: 11.7%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $36,650,000, which represented 4.16% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.2%
PNC Bank, N.A.	9.6
Wells Fargo Bank, N.A.	9.1
U.S. Bank, N.A.	6.7
Federal National Mortgage Association	5.9
TD Bank, N.A.	5.7
Federal Home Loan Mortgage Corp.	5.2

Portfolio Composition by Maturity

In days, as of 2/29/12

1–7	90.2%
31–60	2.5
61–90	0.2
91–180	2.0
181+	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,075,792,586	$2,562,973,420	$9,040,493,978	$3,881,586,953	$1,008,839,743	$881,019,139
Repurchase agreements, at value and cost	4,188,516,353	648,586,500	9,155,807,951	2,689,847,384	—	—
Total investments, at value and cost	20,264,308,939	3,211,559,920	18,196,301,929	6,571,434,337	1,008,839,743	881,019,139
Cash	—	—	—	—	91,850	1,069,236
Receivable for:
Investments sold	1,160,009	1,025,000	—	—	—	725,000
Interest	3,777,094	142,097	4,671,185	763,035	18,679	1,017,477
Fund expenses absorbed	254,533	165,775	1,140,347	477,166	15,705	77,132
Investment for trustee deferred compensation and retirement plans	546,096	259,528	265,526	111,061	51,074	98,543
Other assets	31,539	165,726	59,226	53,848	29,027	45,672
Total assets	20,270,078,210	3,213,318,046	18,202,438,213	6,572,839,447	1,009,046,078	884,052,199

Liabilities:
Payable for:
Investments purchased	109,971,569	—	—	—	—	3,113,035
Amount due custodian	177,163	27,683	—	92,028	—	—
Dividends	1,776,697	226,152	287,844	101,631	31,809	61,949
Accrued fees to affiliates	535,105	195,269	1,153,725	567,997	50,023	65,418
Accrued operating expenses	366,943	67,889	243,471	214,381	29,052	30,780
Accrued trustees’ and officers’ fees and benefits	43,504	9,430	34,914	15,779	4,823	4,460
Trustee deferred compensation and retirement plans	3,710,011	1,164,682	2,005,086	958,428	127,955	421,460
Total liabilities	116,580,992	1,691,105	3,725,040	1,950,244	243,662	3,697,102
Net assets applicable to shares outstanding	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

Net assets consist of:
Shares of beneficial interest	$20,151,248,772	$3,210,438,168	$18,198,644,303	$6,570,757,494	$1,008,786,182	$880,483,475
Undistributed net investment income	2,468,884	840,366	664,475	622,710	11,260	(50,202)
Undistributed net realized gain (loss)	(220,438)	348,407	(595,605)	(491,001)	4,974	(78,176)
	$20,153,497,218	$3,211,626,941	$18,198,713,173	$6,570,889,203	$1,008,802,416	$880,355,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$17,526,037,551	$2,153,092,814	$8,415,743,750	$4,288,134,231	$940,611,471	$624,359,994
Private Investment Class	$365,346,638	$128,127,607	$844,471,953	$428,442,381	$24,532,015	$64,856,318
Personal Investment Class	$107,748,509	$92,787,116	$150,789,811	$14,932,247	$4,005,836	$2,723,669
Cash Management Class	$638,904,022	$464,108,998	$5,721,381,025	$722,406,989	$31,813,588	$83,677,295
Reserve Class	$106,666,428	$13,824,910	$54,692,721	$240,808,556	$1,303,292	$30,130,849
Resource Class	$93,911,397	$52,288,878	$326,076,473	$137,379,057	$6,526,199	$18,165,740
Corporate Class	$1,314,882,673	$307,396,618	$2,685,557,440	$738,785,742	$10,015	$56,441,232

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,524,083,958	2,153,085,776	8,415,456,875	4,288,078,484	940,575,723	624,356,208
Private Investment Class	365,305,046	128,127,173	844,443,571	428,436,957	24,531,219	64,855,935
Personal Investment Class	107,736,604	92,786,853	150,784,738	14,932,060	4,005,687	2,723,653
Cash Management Class	638,829,768	464,107,553	5,721,167,078	722,397,009	31,812,400	83,676,795
Reserve Class	106,654,971	13,824,871	54,690,986	240,805,479	1,303,243	30,130,668
Resource Class	93,901,094	52,288,716	326,065,525	137,377,038	6,525,955	18,165,630
Corporate Class	1,314,736,828	307,395,658	2,685,471,536	738,777,142	10,016	56,440,894
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$30,133,737	$3,207,726	$11,428,389	$5,085,632	$390,800	$696,195

Expenses:
Advisory fees	15,452,001	2,270,681	12,093,440	3,169,813	539,845	903,393
Administrative services fees	547,067	283,441	479,896	333,122	96,270	104,510
Custodian fees	416,244	67,999	309,184	199,950	13,467	14,922
Distribution fees:
Private Investment Class	844,509	380,503	1,841,037	985,950	87,626	176,012
Personal Investment Class	384,144	363,545	459,744	60,838	15,958	10,665
Cash Management Class	427,562	201,499	2,878,969	450,156	11,402	39,894
Reserve Class	561,812	71,644	226,224	1,284,492	6,555	146,265
Resource Class	114,237	45,112	323,134	151,126	9,655	16,466
Corporate Class	299,958	24,666	321,637	82,287	2	6,195
Transfer agent fees	927,120	136,133	725,606	346,721	31,847	35,074
Trustees’ and officers’ fees and benefits	256,388	51,050	217,209	88,050	18,757	21,242
Other	426,937	126,713	316,496	286,402	72,755	79,793
Total expenses	20,657,979	4,022,986	20,192,576	7,438,907	904,139	1,554,431
Less: Fees waived	(5,142,919)	(2,541,907)	(10,412,654)	(3,150,049)	(606,428)	(1,120,863)
Net expenses	15,515,060	1,481,079	9,779,922	4,288,858	297,711	433,568
Net investment income	14,618,677	1,726,647	1,648,467	796,774	93,089	262,627

Realized and unrealized gain from:
Net realized gain from Investment securities	146,248	53,914	28,846	1,425	4,974	396
Net increase in net assets resulting from operations	$14,764,925	$1,780,561	$1,677,313	$798,199	$98,063	$263,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$14,618,677	$25,157,094	$1,726,647	$2,123,775
Net realized gain	146,248	(293,864)	53,914	294,493
Net increase in net assets resulting from operations	14,764,925	24,863,230	1,780,561	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(12,880,778)	(22,653,197)	(956,810)	(1,970,544)
Private Investment Class	(33,902)	(91,059)	(48,647)	(159,676)
Personal Investment Class	(10,281)	(20,510)	(31,763)	(56,186)
Cash Management Class	(315,687)	(549,401)	(133,183)	(298,814)
Reserve Class	(11,278)	(20,900)	(4,501)	(5,540)
Resource Class	(11,464)	(32,103)	(14,578)	(22,143)
Corporate Class	(1,253,615)	(1,891,596)	(67,926)	(75,876)
Total distributions from net investment income	(14,517,005)	(25,258,766)	(1,257,408)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions-net:
Institutional Class	1,473,935,340	811,900,804	(184,925,143)	445,421,945
Private Investment Class	(7,102,030)	(129,163,894)	(31,704,173)	(107,860,105)
Personal Investment Class	5,117,491	(5,049,935)	20,422,282	(12,026,107)
Cash Management Class	(146,777,544)	(781,536,081)	105,733,378	(93,221,563)
Reserve Class	9,430,021	6,998,794	(2,566,480)	9,601,823
Resource Class	(47,150,490)	(35,990,962)	(2,143,609)	25,248,010
Corporate Class	(622,246,709)	78,500,235	210,755,471	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	665,206,079	(54,341,039)	115,571,726	261,190,619
Net increase (decrease) in net assets	665,453,999	(54,736,575)	116,094,879	261,020,108

Net assets:
Beginning of period	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of period*	$20,153,497,218	$19,488,043,219	$3,211,626,941	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,884	$2,367,212	$840,366	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$1,648,467	$3,238,690	$796,774	$1,738,760
Net realized gain	28,846	50,407	1,425	27,193
Net increase in net assets resulting from operations	1,677,313	3,289,097	798,199	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(732,149)	(1,086,755)	(566,130)	(1,033,531)
Private Investment Class	(73,909)	(155,889)	(39,577)	(91,310)
Personal Investment Class	(12,299)	(32,903)	(1,629)	(2,868)
Cash Management Class	(577,907)	(1,375,936)	(93,426)	(300,323)
Reserve Class	(4,540)	(16,233)	(25,785)	(45,177)
Resource Class	(32,430)	(56,850)	(15,165)	(45,960)
Corporate Class	(215,233)	(514,124)	(55,062)	(219,591)
Total distributions from net investment income	(1,648,467)	(3,238,690)	(796,774)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions-net:
Institutional Class	1,401,383,407	1,834,112,962	515,974,863	(1,883,220,830)
Private Investment Class	36,419,968	(36,853,689)	46,478,786	(167,828,533)
Personal Investment Class	23,953,878	(58,382,432)	1,377,785	(1,134,450)
Cash Management Class	792,265,128	(1,449,829,654)	48,891,984	(1,000,924,066)
Reserve Class	29,503,980	(123,454,493)	(23,479,048)	193,913,087
Resource Class	49,740,991	(17,144,597)	(13,521,334)	(121,226,628)
Corporate Class	682,805,166	146,476,752	233,796,736	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	3,016,072,518	294,924,849	809,519,772	(3,819,655,830)
Net increase (decrease) in net assets	3,015,476,913	294,040,227	809,028,771	(3,819,803,659)

Net assets:
Beginning of period	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of period*	$18,198,713,173	$15,183,236,260	$6,570,889,203	$5,761,860,432
* Includes accumulated undistributed net investment income	$664,475	$664,475	$622,710	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$93,089	$163,684	$262,627	$474,942
Net realized gain	4,974	13,675	396	—
Net increase in net assets resulting from operations	98,063	177,359	263,023	474,942

Distributions to shareholders from net investment income:
Institutional Class	(84,266)	(143,288)	(183,475)	(313,662)
Private Investment Class	(4,140)	(7,051)	(21,813)	(49,272)
Personal Investment Class	(530)	(941)	(928)	(2,080)
Cash Management Class	(2,851)	(6,788)	(26,239)	(62,337)
Reserve Class	(164)	(417)	(9,915)	(14,456)
Resource Class	(1,136)	(2,984)	(4,993)	(12,162)
Corporate Class	(2)	(2,215)	(15,264)	(20,973)
Total distributions from net investment income	(93,089)	(163,684)	(262,627)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions-net:
Institutional Class	508,765,902	55,882,200	129,061,856	(6,724,666)
Private Investment Class	(13,915,447)	(9,209,433)	(30,971,633)	(3,000,673)
Personal Investment Class	(539,894)	(255,316)	(22,513)	(1,467,962)
Cash Management Class	(1,633,929)	(5,916,215)	7,170,281	(29,853,031)
Reserve Class	(45,884)	477,453	4,775,142	7,073,577
Resource Class	(5,391,224)	(5,164,314)	(10,188,723)	3,754,782
Corporate Class	2	(50,832,006)	29,120,674	(634,156)
Net increase (decrease) in net assets resulting from share transactions	487,239,526	(15,017,631)	128,945,084	(30,852,129)
Net increase (decrease) in net assets	487,244,500	(15,051,952)	128,945,480	(30,852,129)

Net assets:
Beginning of period	521,557,916	536,609,868	751,409,617	782,261,746
End of period*	$1,008,802,416	$521,557,916	$880,355,097	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio,

42                         Short-Term Investments Trust

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to

43                         Short-Term Investments Trust

ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

44                         Short-Term Investments Trust

For the six months ended February 28, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,594,723	$—
STIC Prime Portfolio	1,282,497	262,207
Treasury Portfolio	2,850,474	1,551,816
Government & Agency Portfolio	—	221,287
Government TaxAdvantage Portfolio	284,159	191,077
Tax-Free Cash Reserve Portfolio	179,251	546,129

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$283,014	$214,119	N/A	$414,732	$37,541	N/A
STIC Prime Portfolio	209,193	255,196	$114,863	60,462	30,640	$19,067
Treasury Portfolio	1,101,217	336,614	2,277,400	196,587	257,021	312,681
Government & Agency Portfolio	576,061	43,991	326,240	1,107,162	114,909	62,556
Government TaxAdvantage Portfolio	43,811	11,702	9,121	5,702	7,723	2
Tax-Free Cash Reserve Portfolio	88,001	7,820	31,913	127,245	13,172	6,195

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 28, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$337,804	$102,439	$85,512	$73,035	N/A	N/A
STIC Prime Portfolio	152,201	96,945	40,300	9,314	$9,022	N/A
Treasury Portfolio	736,415	122,599	575,794	29,409	64,627	N/A
Government & Agency Portfolio	394,380	16,223	90,031	166,984	30,225	N/A
Government TaxAdvantage Portfolio	43,813	4,255	2,280	852	1,931	N/A
Tax-Free Cash Reserve Portfolio	88,006	2,844	7,979	19,015	3,293	N/A

Certain	officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in these Funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$481,261,459	$648,274,846	$—
STIC Prime Portfolio	162,658,734	129,062,064	—
Tax-Free Cash Reserve Portfolio	690,334,620	502,395,213	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

During the six months ended February 28, 2013, the Funds in aggregate paid legal fees of $604 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	48,737,834,636	$48,737,834,636	89,348,642,488	$89,348,642,488
Private Investment Class	689,008,392	689,008,392	1,457,491,082	1,457,491,082
Personal Investment Class	159,398,478	159,398,478	394,000,581	394,000,581
Cash Management Class	2,595,279,687	2,595,279,687	4,943,022,425	4,943,022,425
Reserve Class	516,367,263	516,367,263	798,059,349	798,059,349
Resource Class	259,227,594	259,227,594	949,447,727	949,447,727
Corporate Class	7,622,756,885	7,622,756,885	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	4,867,153	4,867,153	7,977,164	7,977,164
Private Investment Class	11,177	11,177	28,241	28,241
Personal Investment Class	8,430	8,430	16,939	16,939
Cash Management Class	160,229	160,229	243,762	243,762
Reserve Class	11,243	11,243	20,656	20,656
Resource Class	11,980	11,980	31,545	31,545
Corporate Class	717,413	717,413	652,399	652,399

Reacquired:
Institutional Class	(47,268,766,449)	(47,268,766,449)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(696,121,599)	(696,121,599)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(154,289,417)	(154,289,417)	(399,067,455)	(399,067,455)
Cash Management	(2,742,217,460)	(2,742,217,460)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(506,948,485)	(506,948,485)	(791,081,211)	(791,081,211)
Resource Class	(306,390,064)	(306,390,064)	(985,470,234)	(985,470,234)
Corporate Class	(8,245,721,007)	(8,245,721,007)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	665,206,079	$665,206,079	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,332,465,079	$3,332,465,079	8,818,749,285	$8,818,749,285
Private Investment Class	518,419,454	518,419,454	1,646,112,321	1,646,112,321
Personal Investment Class	1,027,698,289	1,027,698,289	2,023,470,801	2,023,470,801
Cash Management Class	1,181,999,476	1,181,999,476	2,918,490,012	2,918,490,012
Reserve Class	21,488,367	21,488,367	59,987,205	59,987,205
Resource Class	53,598,056	53,598,056	120,292,226	120,292,226
Corporate Class	850,836,107	850,836,107	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	259,770	259,770	522,849	522,849
Private Investment Class	19,618	19,618	90,389	90,389
Personal Investment Class	19,536	19,536	44,770	44,770
Cash Management Class	35,712	35,712	157,787	157,787
Reserve Class	3,791	3,791	4,815	4,815
Resource Class	10,700	10,700	18,083	18,083
Corporate Class	49,603	49,603	73,178	73,178

Reacquired:
Institutional Class	(3,517,649,992)	(3,517,649,992)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(550,143,245)	(550,143,245)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(1,007,295,543)	(1,007,295,543)	(2,035,541,678)	(2,035,541,678)
Cash Management	(1,076,301,810)	(1,076,301,810)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(24,058,638)	(24,058,638)	(50,390,197)	(50,390,197)
Resource Class	(55,752,365)	(55,752,365)	(95,062,299)	(95,062,299)
Corporate Class	(640,130,239)	(640,130,239)	(962,480,637)	(962,480,637)
Net increase in share activity	115,571,726	$115,571,726	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	14,101,363,874	$14,101,363,874	25,684,885,613	$25,684,885,613
Private Investment Class	1,299,738,193	1,299,738,193	6,307,904,112	6,307,904,112
Personal Investment Class	577,262,761	577,262,761	1,107,149,443	1,107,149,443
Cash Management Class	16,551,438,036	16,551,438,036	36,590,448,616	36,590,448,616
Reserve Class	106,858,844	106,858,844	550,118,652	550,118,652
Resource Class	259,299,361	259,299,361	438,220,116	438,220,116
Corporate Class	8,164,230,364	8,164,230,364	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	614,469	614,469	692,335	692,335
Private Investment Class	33,505	33,505	45,128	45,128
Personal Investment Class	16,844	16,844	41,597	41,597
Cash Management Class	79,050	79,050	199,968	199,968
Reserve Class	5,448	5,448	21,779	21,779
Resource Class	15,896	15,896	30,503	30,503
Corporate Class	114,621	114,621	281,122	281,122

Reacquired:
Institutional Class	(12,700,594,936)	(12,700,594,936)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(1,263,351,730)	(1,263,351,730)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(553,325,727)	(553,325,727)	(1,165,573,472)	(1,165,573,472)
Cash Management	(15,759,251,958)	(15,759,251,958)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(77,360,312)	(77,360,312)	(673,594,924)	(673,594,924)
Resource Class	(209,574,266)	(209,574,266)	(455,395,216)	(455,395,216)
Corporate Class	(7,481,539,819)	(7,481,539,819)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	3,016,072,518	$3,016,072,518	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	24,827,489,547	$24,827,489,547	50,116,831,608	$50,116,831,608
Private Investment Class	735,469,777	735,469,777	1,978,700,678	1,978,700,678
Personal Investment Class	52,563,315	52,563,315	101,374,961	101,374,961
Cash Management Class	5,043,637,641	5,043,637,641	11,662,178,713	11,662,178,713
Reserve Class	292,307,613	292,307,613	638,520,807	638,520,807
Resource Class	552,425,741	552,425,741	1,474,848,113	1,474,848,113
Corporate Class	2,688,502,189	2,688,502,189	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	403,333	403,333	624,554	624,554
Private Investment Class	17,039	17,039	17,647	17,647
Personal Investment Class	77	77	109	109
Cash Management Class	90,893	90,893	125,442	125,442
Reserve Class	24,913	24,913	16,199	16,199
Resource Class	17,968	17,968	31,833	31,833
Corporate Class	29,521	29,521	103,232	103,232

Reacquired:
Institutional Class	(24,311,918,017)	(24,311,918,017)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(689,008,030)	(689,008,030)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(51,185,607)	(51,185,607)	(102,509,520)	(102,509,520)
Cash Management	(4,994,836,550)	(4,994,836,550)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(315,811,574)	(315,811,574)	(444,623,919)	(444,623,919)
Resource Class	(565,965,043)	(565,965,043)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(2,454,734,974)	(2,454,734,974)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	809,519,772	$809,519,772	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,829,926,211	$1,829,926,211	3,731,626,851	$3,731,626,851
Private Investment Class	112,110,441	112,110,441	253,690,624	253,690,624
Personal Investment Class	5,801,182	5,801,182	10,327,891	10,327,891
Cash Management Class	36,176,595	36,176,595	43,621,575	43,621,575
Reserve Class	172,454	172,454	3,860,999	3,860,999
Resource Class	1,924,738	1,924,738	17,935,727	17,935,727
Corporate Class	—	—	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	50,301	50,301	147,439	147,439
Private Investment Class	1,802	1,802	4,337	4,337
Cash Management Class	2,318	2,318	10,599	10,599
Reserve Class	145	145	645	645
Resource Class	1,102	1,102	3,478	3,478
Corporate Class	2	2	2,178	2,178

Reacquired:
Institutional Class	(1,321,210,610)	(1,321,210,610)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(126,027,690)	(126,027,690)	(262,904,394)	(262,904,394)
Personal Investment Class	(6,341,076)	(6,341,076)	(10,583,207)	(10,583,207)
Cash Management	(37,812,842)	(37,812,842)	(49,548,389)	(49,548,389)
Reserve Class	(218,483)	(218,483)	(3,384,191)	(3,384,191)
Resource Class	(7,317,064)	(7,317,064)	(23,103,519)	(23,103,519)
Corporate Class	—	—	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	487,239,526	$487,239,526	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	800,732,072	$800,732,072	1,171,103,042	$1,171,103,042
Private Investment Class	81,421,611	81,421,611	235,527,922	235,527,922
Personal Investment Class	1,213,976	1,213,976	5,675,300	5,675,300
Cash Management Class	76,566,366	76,566,366	338,249,957	338,249,957
Reserve Class	33,018,381	33,018,381	83,892,175	83,892,175
Resource Class	27,053,670	27,053,670	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	37,253	37,253	62,811	62,811
Private Investment Class	15,512	15,512	29,076	29,076
Personal Investment Class	365	365	822	822
Cash Management Class	15,941	15,941	46,142	46,142
Reserve Class	8,151	8,151	14,273	14,273
Resource Class	3,977	3,977	10,887	10,887
Corporate Class	7,291	7,291	20,706	20,706

Reacquired:
Institutional Class	(671,707,469)	(671,707,469)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(112,408,756)	(112,408,756)	(238,557,671)	(238,557,671)
Personal Investment Class	(1,236,854)	(1,236,854)	(7,144,084)	(7,144,084)
Cash Management	(69,412,026)	(69,412,026)	(368,149,130)	(368,149,130)
Reserve Class	(28,251,390)	(28,251,390)	(76,832,871)	(76,832,871)
Resource Class	(37,246,370)	(37,246,370)	(39,094,880)	(39,094,880)
Corporate Class	(50,915,191)	(50,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	128,945,084	$128,945,084	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/13	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$93,911	0.27	%(c)	0.37	%(c)	0.02	%(c)
Year ended 08/31/12	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	141,085	0.27		0.38		0.02
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	177,081	0.27		0.37		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	261,421	0.30		0.38		0.04
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	1.10	800,343	0.36		0.41		0.97
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.59	1,209,510	0.32		0.37		3.44
STIC Prime Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	52,289	0.11	(c)	0.39	(c)	0.10	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	54,461	0.15		0.40		0.05
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	29,213	0.23		0.39		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	151,109	0.25		0.39		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.74	223,532	0.31		0.43		0.79
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.46	482,644	0.28		0.38		3.30
Treasury Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	326,076	0.13	(c)	0.38	(c)	0.01	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	276,388	0.08		0.38		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	293,547	0.12		0.38		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	409,398	0.15		0.38		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	365,409	0.28		0.40		0.24
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.76	629,203	0.28		0.38		2.50
Government & Agency Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	137,379	0.14	(c)	0.34	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	150,944	0.10		0.33		0.03
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	272,176	0.15		0.33		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	294,164	0.21		0.33		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.57	486,522	0.30		0.35		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.26	325,692	0.28		0.34		3.12
Government TaxAdvantage Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	6,526	0.09	(c)	0.42	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	11,920	0.07		0.42		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	17,085	0.11		0.46		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	11,160	0.14		0.46		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.45	17,773	0.29		0.50		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.11	34,121	0.28		0.44		3.14
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	18,166	0.11	(c)	0.50	(c)	0.07	(c)
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	28,357	0.13		0.50		0.06
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	24,602	0.27		0.49		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	43,656	0.29		0.49		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.77	129,078	0.41		0.51		0.90
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.66	261,498	0.38	(d)	0.45	(d)	1.60	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.11	242,372	0.38		0.45		3.07

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $115,184, $45,485, $325,811, $152,379, $9,735 and $16,602 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/13)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.34	$1,023.46	$1.35	0.27%
STIC Prime Portfolio	1,000.00	1,000.30	0.69	1,024.10	0.70	0.14
Treasury Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Government & Agency Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.45	1,024.35	0.45	0.09
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.25	0.55	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2012, through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. The annualized expense ratio for STIC Prime Portfolio has been restated to reflect estimated ongoing expenses. The annualized expense ratio prior to restatement was 0.11%.
[2]	The actual expenses paid during the period prior to restatement were $0.55 for STIC Prime Portfolio.
[3]	The hypothetical expenses paid during the period prior to restatement were $0.55 for STIC Prime Portfolio.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-SAR-4 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 12, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: May 9, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: May 9, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: May 9, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.